[AMERICAN SKANDIA ADVISOR FUNDS LOGO]


                                            American Skandia Advisor Funds, Inc.
                                            ANNUAL REPORT TO SHAREHOLDERS

October 31, 2002


ASAF
AMERICAN SKANDIA ADVISOR FUNDS



                                                                Investment Tools
                                                                for Tomorrow

[AMERICAN SKANDIA ADVISOR FUNDS LOGO]

                                                                 CLASS A                          CLASS B
                                                                 -------                          -------
                                                       CUSIP      Fund#   Ticker       CUSIP       Fund#     Ticker
                                                       -----      -----   ------       -----       -----     ------
ASAF American Century International Growth Fund      029650504     921     AACIX     029650603      931       ABCIX
ASAF American Century Strategic Balanced Fund        029650710     926     AACBX     029650694      936       ACBBX
ASAF DeAM International Equity Fund                  029650108     920     DMIAX     029650207      930       DMIBX
ASAF Federated High Yield Bond Fund                  029650660     927     FHYAX     029650652      937       FBHYX
ASAF Gabelli Small-Cap Value Fund                    029650843     923     GASVX     029650835      933       GBSVX
ASAF INVESCO Capital Income Fund                     029650751     925     IEIAX     029650744      935       IBEIX
ASAF Janus Capital Growth Fund                       029650793     924     CAGSX     029650785      934       CBGSX
ASAF Money Market Fund                               029650579     929     AASXX     029650561      939       ABSXX
ASAF PIMCO Total Return Bond Fund                    029650629     928     TARBX     029650611      938       TBRBX
ASAF PBHG Small-Cap Growth Fund                      029650884     922     PBSAX     029650876      932       PBSBX
ASAF Alliance Growth Fund                            029650488     960     AGTAX     029650470      961       AGTBX
ASAF Alliance Growth and Income Fund                 029650447     210     AGOAX     029650439      211       AGOBX
ASAF Janus Overseas Growth Fund                      029650538     964     WBIAX     029650520      965       WBBIX
ASAF Marsico Capital Growth Fund                     029650314     602     MARAX     029650298      603       MARBX
ASAF Neuberger Berman Mid-Cap Growth Fund            029650397     663     NBAGX     029650389      664       NBBGX
ASAF Neuberger Berman Mid-Cap Value Fund             029650355     660     NABVX     029650348      661       NBBVX
ASAF MFS Growth with Income Fund                     029650231     1066    GAIFX     029650249      1067      GBIFX
ASAF Sanford Bernstein Managed Index 500 Fund        029650181     1070    MAIFX     029650199      1071      MBIFX
ASAF Strong International Equity Fund                029650140     1062    IESAX     029650157      1063      IESBX
ASAF DeAM Small-Cap Growth Fund                      029651106     1080    DAMAX     029651205      1081      DAMBX
ASAF Alger All-Cap Growth Fund                       029651759     1957    AACAX     029651742      1958      ALBGX
ASAF Gabelli All-Cap Value Fund                      029651502     1961    GALAX     029651601      1962      GACBX
ASAF INVESCO Technology Fund                         029651882     1965    IANVX     029651874      1966      IBNVX
ASAF Janus Mid-Cap Growth Fund                       029651791     1971    GAMGX     029651783      1972      GBMGX
ASAF ProFund Managed OTC Fund                        029651841     1975    PRMAX     029651833      1976      PMOBX
ASAF Alliance / Bernstein Growth + Value Fund        029651536     1477    N/A       029651528      1478      ABGVX
ASAF INVESCO Health Sciences Fund                    029651627     1473    INHAX     029651619      1474      IHSBX
ASAF Sanford Bernstein Core Value Fund               029651486     1464    SOVAX     029651478      1465      SVCBX
ASAF T. Rowe Price Tax Managed Fund                  029651577     1469    N/A       029651569      1470      N/A
ASAF DeAM Large-Cap Growth Fund                      029651445     1788    N/A       029651437      1789      N/A
ASAF DeAM Large-Cap Value Fund                       029651395     1784    N/A       029651387      1785      N/A
N/A - Not available

                                                                 CLASS C                         CLASS X
                                                                 -------                         -------
                                                       CUSIP      Fund#   Ticker      CUSIP       Fund#    Ticker
                                                       -----      -----   ------      -----       -----    ------
ASAF American Century International Growth Fund      029650702     941     AIGCX    029650801      951      AXCIX
ASAF American Century Strategic Balanced Fund        029650686     946     ACBCX    029650678      956      ACBZX
ASAF DeAM International Equity Fund                  029650306     940     DMICX    029650405      950      DMIZX
ASAF Federated High Yield Bond Fund                  029650645     947     FCHYX    029650637      957      FHYZX
ASAF Gabelli Small-Cap Value Fund                    029650827     943     GCSVX    029650819      953      GXSVX
ASAF INVESCO Capital Income Fund                     029650736     945     IEICX    029650728      955      IEIZX
ASAF Janus Capital Growth Fund                       029650777     944     CCGSX    029650769      954      CZGSX
ASAF Money Market Fund                               029650553     949     ASCXX    029650546      959      ASXXX
ASAF PIMCO Total Return Bond Fund                    029650595     948     TCRBX    029650587      958      TRBZX
ASAF PBHG Small-Cap Growth Fund                      029650868     942     PBHCX    029650850      952      PBSZX
ASAF Alliance Growth Fund                            029650462     962     AGTCX    029650454      963      AXGTX
ASAF Alliance Growth and Income Fund                 029650421     212     AGOCX    029650413      213      AXGOX
ASAF Janus Overseas Growth Fund                      029650512     966     WBCIX    029650496      967      WBZIX
ASAF Marsico Capital Growth Fund                     029650280     604     MARCX    029650272      537      MARZX
ASAF Neuberger Berman Mid-Cap Growth Fund            029650371     665     NBGCX    029650363      597      NBGZX
ASAF Neuberger Berman Mid-Cap Value Fund             029650330     662     NCBVX    029650322      538      NBVZX
ASAF MFS Growth with Income Fund                     029650256     1068    GCIFX    029650264      1069     N/A
ASAF Sanford Bernstein Managed Index 500 Fund        029650215     1072    MCIFX    029650223      1073     MXIFX
ASAF Strong International Equity Fund                029650165     1064    IESCX    029650173      1065     IESZX
ASAF DeAM Small-Cap Growth Fund                      029651304     1082    DCAMX    029651403      1083     DAMZX
ASAF Alger All-Cap Growth Fund                       029651734     1959    AACCX    029651726      1960     N/A
ASAF Gabelli All-Cap Value Fund                      029651700     1963    GALCX    029651809      1964     GALZX
ASAF INVESCO Technology Fund                         029651866     1967    ICNVX    029651858      1970     IXNZX
ASAF Janus Mid-Cap Growth Fund                       029651775     1973    GCMGX    029651767      1974     N/A
ASAF ProFund Managed OTC Fund                        029651825     1977    PCMOX    029651817      1978     N/A
ASAF Alliance / Bernstein Growth + Value Fund        029651510     1479    N/A      029651494      1480     N/A
ASAF INVESCO Health Sciences Fund                    029651593     1475    INHCX    029651585      1476     N/A
ASAF Sanford Bernstein Core Value Fund               029651460     1467    SBVCX    029651452      1468     N/A
ASAF T. Rowe Price Tax Managed Fund                  029651551     1471    N/A      029651544      1472     N/A
ASAF DeAM Large-Cap Growth Fund                      029651429     1790    N/A      029651411      1791     N/A
ASAF DeAM Large-Cap Value Fund                       029651379     1786    N/A      029651361      1787     N/A
N/A - Not available

[WWW.AMERICANSKANDIA.COM LOGO]                                    [STAR GRPAHIC]

                                                                October 31, 2002

Dear Fellow Shareholder:

As you are well aware, we are in the midst of the worst bear market since the Great Depression. This prolonged period of market volatility has many investors scrambling for the exits. But investing is a long-term proposition. It's time in the market not timing the market that is the best approach to investing. Those investors who lose sight of this and bail out when the chips are down will not have the opportunity to capture the upside potential of their investments when the market rebounds.

One of the best ways to be prepared is by investing in funds such as American Skandia Advisor Funds, which are managed by among the "best" of investment managers from leading firms across the globe. Through our demanding selection process, we choose world-class investment managers based on their experience, past performance and disciplined investment style within specific asset classes. As a result, with ASAF you have access to institutional investment managers, some of whom are not available elsewhere, with experience in both bear and bull markets.

A crucial element of our selection process is the continuous monitoring of the investment managers we choose. It's our role as the manager of a multi-manager platform to ensure that the qualifications of our demanding criteria are met. As a result of this process, we ended our sub-advisory relationship with Janus Capital Corporation. As of November 11, 2002, Goldman Sachs Asset Management assumed management of the ASAF large-cap concentrated growth and mid-cap growth domestic equity funds and William Blair & Company, L.L.C. now manages the international growth funds.

American Skandia's unbiased approach allows us to make decisions without any conflicts of interest. By working with an Investment Professional, investors can also benefit from their unbiased approach. Investment Professionals have the credentials, objectivity and experience that can help investors make sound decisions and prepare for ever-changing market conditions. They can help investors stay on track by focusing on long-term goals and not reacting to the ups and downs of the market with knee jerk reaction. Unbiased advice may be the most important factor in the successful management of investments.

October 2002 marked the first winning month for Wall Street since last March. The Dow Jones Industrial Average rose 10.84%, the S&P 500 8.80% and the NASDAQ composite 13.48%. This may be the first indication that we're moving in the right direction towards a brighter and more bullish future. No matter what market conditions occur, we are confident that American Skandia's objectivity and fund choices across broad asset classes will respond to market movements and help you to reach your financial goals.

As always, we value your confidence in us and welcome any questions or comments.

Sincerely,

/s/ Wade A. Dokken
WADE A. DOKKEN
President and CEO
American Skandia, Inc.
This letter is authorized for use only with shareholders of the American Skandia Advisor Funds. The American Skandia Advisor Funds are distributed by American Skandia Marketing, Incorporated, located at One Corporate Drive, Shelton, CT 06484. 1-800-SKANDIA. www.americanskandia.com

Please refer to your prospectus, which contains more complete information on charges, expenses and risk factors. It should be read carefully before you invest or send money.

                                                                           [AMERICAN SKANDIA.COM LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Performance Information and Commentary.....................        1
                                                                      MANAGEMENT
                                                                      DISCUSSION
                                                                      OF FUND      SCHEDULE OF   FINANCIAL
                                                                      PERFORMANCE  INVESTMENTS   HIGHLIGHTS
                                                                         ---           ---          ---
ASAF American Century International Growth Fund............                2            35          154
ASAF American Century Strategic Balanced Fund..............                3            38          154
ASAF DeAM International Equity Fund........................                4            44          154
ASAF Federated High Yield Bond Fund........................                5            48          156
ASAF Gabelli Small-Cap Value Fund..........................                6            55          156
ASAF INVESCO Capital Income Fund...........................                7            61          156
ASAF Janus Capital Growth Fund.............................                8            64          158
ASAF Money Market Fund.....................................              N/A            65          158
ASAF PIMCO Total Return Bond Fund..........................                9            67          158
ASAF PBHG Small-Cap Growth Fund............................               10            74          160
ASAF Alliance Growth Fund..................................               11            78          160
ASAF Alliance Growth and Income Fund.......................               12            79          160
ASAF Janus Overseas Growth Fund............................               13            81          162
ASAF Marsico Capital Growth Fund...........................               14            84          162
ASAF Neuberger Berman Mid-Cap Growth Fund..................               15            86          162
ASAF Neuberger Berman Mid-Cap Value Fund...................               16            88          164
ASAF MFS Growth with Income Fund...........................               17            90          164
ASAF Sanford Bernstein Managed Index 500 Fund..............               18            93          164
ASAF Strong International Equity Fund......................               19            97          164
ASAF DeAM Small-Cap Growth Fund............................               20            99          166
ASAF Alger All-Cap Growth Fund.............................               21           103          166
ASAF Gabelli All-Cap Value Fund............................               22           105          166
ASAF INVESCO Technology Fund...............................               23           108          166
ASAF Janus Mid-Cap Growth Fund.............................               24           110          168
ASAF ProFund Managed OTC Fund..............................               25           113          168
ASAF Alliance/Bernstein Growth + Value Fund................               26           115          168
ASAF INVESCO Health Sciences Fund..........................               27           117          168
ASAF Sanford Bernstein Core Value Fund.....................               28           118          170
ASAF T. Rowe Price Tax Managed Fund........................               29           121          170
ASAF DeAM Large-Cap Growth Fund............................               30           123          170
ASAF DeAM Large-Cap Value Fund.............................               31           124          170

Financial Statements
Statements of Assets and Liabilities.......................  126-137
Statements of Operations...................................  138-143
Statement of Changes in Net Assets.........................  144-153
Notes to Financial Statements..............................      172
Report of Independent Accountants..........................      195
Management of the Company..................................      196
N/A -- Not Applicable

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

PERFORMANCE INFORMATION AND COMMENTARY
--------------------------------------------------------------------------------

     The following pages present information on the investment performance of each Fund which had been in operation for at least six months at October 31, 2002, other than the Money Market Fund, including comparisons with relevant market indexes. Commentary by each Fund's sub-advisor regarding its performance and relevant market conditions is also provided.

DEFINITIONS OF TERMS

     TOTAL RETURN is net of all fund expenses and shows how the value of a fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

     NAV -- Net asset value is the value of a fund's assets, minus its liabilities, divided by the number of outstanding shares. NAV total returns do not reflect initial or contingent deferred sales charges.

     POP -- Public offering price is the net asset value of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP total returns shown for Class A shares reflect the 4.25% maximum sales charge on the Federated High Yield Bond and PIMCO Total Return Bond Funds, and the 5.75% maximum sales charge on all other Funds.

     CDSC -- Contingent deferred sales charge is a charge applied at the time of redemption, which declines the longer the shares have been held. CDSC total returns assume redemption at the end of the period. CDSC total returns for Class X shares reflect the crediting of bonus shares at the time of purchase.

EXPLANATIONS OF MARKET INDEXES

     S&P 500 INDEX -- The Standard & Poor's 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and over-the-counter market.

     S&P 400 INDEX -- The Standard & Poor's Mid-Cap 400 Index is an unmanaged capitalization-weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $2.3 billion as of October 2002).

     RUSSELL 2000 INDEX -- The Russell 2000 Index is an unmanaged capitalization-weighted index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange, and over-the-counter market.

     NASDAQ 100 INDEX -- The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ.

     ML HIGH YIELD INDEX -- The Merrill Lynch High Yield Index is an unmanaged index of publicly traded non-convertible U.S. bonds rated below investment grade.

     LB AGGREGATE INDEX -- The Lehman Brothers Aggregate Bond Index is an unmanaged capitalization-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

     MSCI EAFE INDEX -- The Morgan Stanley Capital International Europe, Australasia, Far East Index is an unmanaged capitalization-weighted index generally accepted as a benchmark for major overseas markets.

     BLENDED INDEX -- The Blended Index is calculated by weighting the S&P 500 Index at 60% and the Lehman Brothers Government/Corporate Bond Index at 40%. The Lehman Brothers Government/ Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities.

     All index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

The ASAF American Century International Growth Fund's Class A shares had a NAV total return of -18.04% for the fiscal year ended October 31, 2002, compared to a return of -13.21% for the unmanaged MSCI EAFE Index.

The global economy struggled during the period. Corporate accounting scandals, weak growth in the U.S. economy, the threat of war in Iraq, and declining confidence among businesses and consumers all took a toll on international equity markets.

Stock selection in Financials, the Fund's largest stake, and in the Consumer Noncyclical sector, its third largest stake contributed positively to relative performance. Holdings in the Technology, Telecommunications, and Consumer Services sectors also outperformed the Index. On an absolute basis, however, only one sector advanced. In such a volatile period, companies that were well positioned to withstand economic uncertainty fared best, making the Fund's Consumer Noncyclical sector one of the top relative performers and the only absolute contributor. Overall, food and beverage companies, the Fund's second largest industry stake, registered one of the best performances against the Index, thanks to an overweight position and strong stock selection. Holdings among Consumer Cyclicals, the second-largest sector stake, detracted from performance. Sales of products ranging from clothes to computers lagged during the latter part of the year, which restrained the department store and consumer durables industries. The Fund's slightly overweight position in the sector underperformed the Index.

[Line Graph]

                                                                FUND'S CLASS A SHARES AT POP             MSCI EAFE INDEX
                                                                ----------------------------             ---------------
7/28/97                                                                    9425.00                           10000.00
10/31/97                                                                   8641.00                            9020.00
10/31/98                                                                   9086.00                            9890.00
10/31/99                                                                  10706.00                           12169.00
10/31/00                                                                  10696.00                           11819.00
10/31/01                                                                   7072.00                            8868.00
10/31/02                                                                   5796.00                            7695.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -18.04%      -22.73%      -18.42%      -24.42%      -18.33%      -20.11%      -18.26%      -22.21%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                  -7.68%       -8.75%       -8.14%       -8.71%       -8.18%       -8.35%       -8.12%       -8.51%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              -8.83%       -9.84%       -9.28%       -9.86%       -9.31%       -9.48%       -9.23%       -9.36%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).
 2

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
--------------------------------------------------------------------------------

The ASAF American Century Strategic Balanced Fund's Class A shares had a NAV total return of -7.46% for the fiscal year ended October 31, 2002, compared with a return of -6.87% for its unmanaged blended benchmark index (60% S&P 500 Index, 40% Lehman Brothers Government/ Corporate Bond Index).

Stocks extended their nearly three-year slide during the fiscal year and bonds rallied on investor uncertainty, highlighting again the benefits of diversification and the balanced investment approach. The unmanaged S&P 500 Index returned -15.10%. Technology and Telecommunications were two of the worst-performing sectors in the U.S. stock market. On the other hand, Consumer Noncyclicals such as alcohol and clothing did relatively well, as did thrifts and some of the major banks, which benefited from low interest rates and the resulting low cost of capital. Small-cap stocks generally outperformed large-cap, and value generally outpaced growth. The Fund's stock portion was mostly underweight in Technology and Telecommunications compared with the S&P 500, and overweight in parts of the relatively strong Financial sector. Both helped the stock portion outperform the S&P 500 over the period.

The Fund's bond portion enjoyed a positive return. However, it underperformed the unmanaged Lehman Brothers Government/Corporate Bond Index, which was the primary reason why the Fund's overall return lagged the Blended Index. The bond portion was positioned in anticipation of a stronger economy and weaker bond market. It was underweighted in Treasuries for much of the period and overweighted in mortgage-backed securities -- "MBS" -- and corporates. Those weightings caused the bond portion to lag because Treasuries ended up performing very well as the economy weakened, while MBS and corporates lagged.

[Line Graph]

                                                                FUND'S CLASS A SHARES AT POP              BLENDED INDEX
                                                                ----------------------------              -------------
7/28/97                                                                    9425.00                           10000.00
10/31/97                                                                   9416.00                            9860.00
10/31/98                                                                  10350.00                           11621.00
10/31/99                                                                  12327.00                           13305.00
10/31/00                                                                  12917.00                           14168.00
10/31/01                                                                  11501.00                           12704.00
10/31/02                                                                  10643.00                           11646.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  -7.46%      -12.75%       -7.87%      -13.87%       -7.87%       -9.82%       -7.96%      -11.66%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                   2.48%        1.27%        1.98%        1.61%        1.94%        1.74%        1.96%        1.91%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97               2.34%        1.19%        1.80%        1.45%        1.80%        1.61%        1.78%        1.91%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF DEAM INTERNATIONAL EQUITY FUND
(Formerly the ASAF Founders International Small Capitalization Fund)
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF DeAM International Equity Fund's Class A shares had a NAV total return of -10.52%, compared to a return of -13.21% for the unmanaged MSCI EAFE Index.

Deutsche Asset Management replaced Founders Asset Management as sub-advisor to the Fund, and the name of the Fund changed to the ASAF DeAM International Equity Fund, on May 1, 2002.

DeAM's approach in managing the Fund focuses on stock selection with the goal of generating outperformance through a series of many small stock bets while holding the same country and sector weightings as the Index. Positive contributions to relative performance during the period came from strong stock selection in the Banking and Capital Goods sectors. The absolute performance of the Fund was negative, as world markets continued their downturn trend and market uncertainty remained high with the possibility of a war between the US and Iraq looming.

[LINE GRAPH]

                                                                FUND'S CLASS A SHARES AT POP             MSCI EAFE INDEX
                                                                ----------------------------             ---------------
7/28/97                                                                    9425.00                           10000.00
10/31/97                                                                   9302.00                            9020.00
10/31/98                                                                   9704.00                            9890.00
10/31/99                                                                  12813.00                           12169.00
10/31/00                                                                  15636.00                           11819.00
10/31/01                                                                   8661.00                            8868.00
10/31/02                                                                   7750.00                            7695.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -10.52%      -15.67%      -10.84%      -16.84%      -10.88%      -12.80%      -10.85%      -14.63%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                  -3.59%       -4.72%       -4.03%       -4.50%       -4.12%       -4.31%       -4.03%       -4.26%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              -3.65%       -4.73%       -4.11%       -4.56%       -4.18%       -4.35%       -4.13%       -4.13%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Part of the historical performance of the Fund is due to purchases of securities sold in Initial Public Offerings ("IPOs"). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).
 4

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FEDERATED HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF Federated High Yield Bond Fund's Class A shares had a NAV total return of -1.75%, outperforming the unmanaged Merrill Lynch High Yield Index, which returned -5.79%.

During the period, investor sentiment toward higher risk assets, such as equities and high yield bonds, turned decidedly negative. Revelations of corporate malfeasance, a sluggish employment outlook, and fears of escalating military actions have continued to weigh heavily on the high yield market. Additionally, the high yield market has been impacted by a large number of investment grade companies that have been downgraded into the high yield market ("fallen angels"). Corporate defaults continued at a high rate throughout the year, due primarily to large issuers such as WorldCom, Adelphia, Kmart, and US Airways, all filing for bankruptcy protection. The Fund had only very modest exposure to WorldCom, Adelphia, and Kmart and had sold the positions prior to their default for small losses. The Fund had no exposure to the Airline sector.

The Fund's outperformance, relative to the Merrill Lynch High Yield Index, was primarily due to strong sector selection. The Fund benefited from its overweight positions in the Automotive, Consumer Products, and Healthcare sectors, which substantially outperformed the market. The Fund also benefited from being underweight the Utility, Technology and Wireless Telecommunications sectors, which all substantially underperformed the market.

[LINE GRAPH]

                                                                FUND'S CLASS A SHARES AT POP           ML HIGH YIELD INDEX
                                                                ----------------------------           -------------------
7/28/97                                                                    9575.00                           10000.00
10/31/97                                                                   9554.00                           10215.00
10/31/98                                                                   9714.00                           10318.00
10/31/99                                                                  10267.00                           10825.00
10/31/00                                                                   9939.00                           10697.00
10/31/01                                                                   9531.00                           10973.00
10/31/02                                                                   9364.00                           10293.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  -1.75%       -5.94%       -2.39%       -8.39%       -2.24%       -4.21%       -2.25%       -5.81%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                  -0.40%       -1.26%       -0.93%       -1.35%       -0.90%       -1.10%       -0.93%       -1.06%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              -0.42%       -1.23%       -0.94%       -1.34%       -0.92%       -1.11%       -0.93%       -0.86%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF GABELLI SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF Gabelli Small-Cap Value Fund's Class A shares had a NAV total return of -4.37%, compared with a return of -11.56% for the unmanaged Russell 2000 Index.

Despite the difficult investment climate during the twelve months ended October 31, 2002, small-cap stocks fared better than most other asset classes. During the period the Fund's orientation toward small-cap value stocks benefited relative performance. The unmanaged Russell 2000 Value Index returned -2.52%, compared with a return of -21.56% for the unmanaged Russell 2000 Growth Index.

We have experienced one of the deepest and most prolonged bear markets in history. In Gabelli's view causes are obvious. Grossly inflated equity valuations ran head on into a rapidly decelerating economy. The tragic events of 9/11 and massive accounting frauds at Enron and WorldCom (among others) further damaged investor psychology.

Gabelli believes it is important to remember that like bull markets, bear markets always end, usually when least expected. They do not know when the market will bottom. However, in their view low interest rates and increasingly attractive equity valuations point to better days ahead. Gabelli believes that in the coming environment, small-cap stocks may prove quite attractive, as a result of their domestic characteristics and reasonably good growth prospects.

[LINE GRAPH]

                                                                FUND'S CLASS A SHARES AT POP            RUSSELL 2000 INDEX
                                                                ----------------------------            ------------------
7/28/97                                                                    9425.00                           10000.00
10/31/97                                                                   9859.00                           10484.00
10/31/98                                                                   8367.00                            9124.00
10/31/99                                                                   8439.00                           10651.00
10/31/00                                                                  10295.00                           12521.00
10/31/01                                                                  10368.00                           10953.00
10/31/02                                                                   9914.00                            9688.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  -4.37%       -9.89%       -4.86%      -10.86%       -4.86%       -6.79%       -4.86%       -8.48%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                   0.11%       -1.07%       -0.39%       -0.80%       -0.43%       -0.64%       -0.39%       -0.50%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97               0.97%       -0.16%        0.45%        0.07%        0.43%        0.24%        0.45%        0.55%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).
 6

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO CAPITAL INCOME FUND
(Formerly the ASAF INVESCO Equity Income Fund)
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF INVESCO Capital Income Fund's Class A shares had a NAV total return of -12.91%, compared to a return of -15.10% for the unmanaged S&P 500 Index.

Market conditions for stocks were unfavorable during the year, with concerns over accounting fraud, a weakening economy, and the potential for a U.S./Iraqi war undermining investor confidence. Fixed-income markets, however, performed relatively well against this backdrop, as a "flight to quality" trend took effect. Therefore, the Fund's emphasis on diversification proved beneficial, affording it exposure to Treasuries and other bond holdings that significantly outperformed stocks over the course of the year. Meanwhile, the equity portion of the Fund benefited from an underweight position in the hard-hit Technology sector and strong stock selection within other areas of the market known for their naturally defensive characteristics, such as the Consumer Staples and Consumer Discretionary sectors. Overweightings in telecommunications and basic materials stocks hampered performance, as both of these areas were negatively impacted by the poor economic conditions.

INVESCO believes that, although the market moved higher in October, a meaningful rebound will require evidence of economic strength and earnings power across corporate America, as well as a resolution of the Iraqi situation. As always, they will continue to maintain a weighting in fixed-income securities in the Fund to help mitigate potential equity market volatility.

[Line Graph]

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
7/28/97                                                                    9425.00                           10000.00
10/31/97                                                                   9869.00                            9625.00
10/31/98                                                                  11215.00                           11741.00
10/31/99                                                                  13189.00                           14753.00
10/31/00                                                                  14422.00                           15655.00
10/31/01                                                                  12203.00                           11760.00
10/31/02                                                                  10627.00                            9979.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -12.91%      -17.93%      -13.40%      -19.40%      -13.33%      -15.18%      -13.33%      -17.16%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                   1.49%        0.29%        1.03%        0.65%        1.01%        0.80%        1.03%        0.96%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97               2.31%        1.16%        1.83%        1.47%        1.83%        1.64%        1.83%        1.96%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF JANUS CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF Janus Capital Growth Fund's Class A shares had a NAV total return of -21.54%, underperforming the unmanaged S&P 500 Index, which returned -15.10%.

The financial markets continued to be challenging during the period. The evolving war on terrorism, the continuing threat of domestic terrorist attacks, the increasing tensions in the Middle East, the upward bias of energy prices, the ongoing telecommunications meltdown, the increasingly aggressive asbestos litigation, and the ever-widening corporate accounting and integrity scandals have all converged to make this one of the toughest stock-picking environments in decades.

The Fund's orientation toward growth stocks hampered relative performance. Growth stocks significantly underperformed value stocks during the period, as demonstrated by the -19.62% return of the unmanaged Russell 1000 Growth Index compared with the return of -10.03% for the unmanaged Russell 1000 Value Index. Additionally, significant positions in Nokia and AOL Time Warner detracted from performance. During the period, Janus increased the diversification of the Fund, reducing the Fund's exposure to telecommunications and large-cap pharmaceutical companies, while adding to existing positions in select financial services companies.

[Line Graph]

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
7/28/97                                                                    9425.00                           10000.00
10/31/97                                                                   9610.00                            9625.00
10/31/98                                                                  12183.00                           11741.00
10/31/99                                                                  18575.00                           14753.00
10/31/00                                                                  19277.00                           15655.00
10/31/01                                                                  10518.00                           11760.00
10/31/02                                                                   8252.00                            9979.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -21.54%      -26.06%      -21.94%      -27.94%      -22.00%      -23.78%      -21.92%      -25.97%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                  -3.00%       -4.15%       -3.46%       -3.92%       -3.52%       -3.71%       -3.45%       -3.66%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              -2.50%       -3.58%       -2.94%       -3.38%       -3.01%       -3.19%       -2.92%       -2.89%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).
 8

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF PIMCO TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

During the fiscal year ending October 31, 2002, the ASAF PIMCO Total Return Bond Fund's Class A shares had a NAV total return of 4.26%, compared to a return of 5.89% for the unmanaged LB Aggregate Index.

During this period, the economy continued to weaken, causing interest rates to fall across maturities and the yield curve to continue to steepen. For example, two- through five-year Treasuries fell about 75 basis points during this period while 30 year yields rose 11 bps. The Fund, which was positioned for a continued steep yield curve, benefited from this environment by overweighting its exposure to intermediate maturities.

Corporate bonds came under particular pressure during the period, as weak earnings and accounting scandals led investors to seek safer high quality investments, such as mortgage-backed securities and Treasuries. While specific security selection in the Corporate sector was negative for the Fund's returns, the overall high average credit quality of the Fund's portfolio helped mitigate this impact.

Going forward, PIMCO expects to maintain near-Index duration, position the Fund's portfolio defensively against a possibly continued difficult period in the corporate bond market, and seek to add yield through high credit quality sectors.

[LINE GRAPH]

                                                                FUND'S CLASS A SHARES AT POP            LB AGGREGATE INDEX
                                                                ----------------------------            ------------------
7/28/97                                                                    9575.00                           10000.00
10/31/97                                                                   9803.00                           10208.00
10/31/98                                                                  10665.00                           11159.00
10/31/99                                                                  10606.00                           11218.00
10/31/00                                                                  11309.00                           12036.00
10/31/01                                                                  12829.00                           13797.00
10/31/02                                                                  13335.00                           14614.00

                      AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  4.26%        -0.47%       3.71%        -2.56%       3.61%         1.32%       3.72%         0.03%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                  5.93%         5.42%       5.87%         5.55%       5.86%         5.65%       5.74%         5.93%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              6.11%         5.62%       5.95%         5.65%       5.94%         5.74%       5.83%         6.17%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF PBHG SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF PBHG Small-Cap Growth Fund's Class A shares had a NAV total return of -24.46%, compared to a return of -11.56% for the unmanaged Russell 2000 Index. Even though small-cap stocks overall during the period beat large-cap issues, small-cap growth stocks, in which the Fund primarily invests, considerably trailed their value counterparts. During the period the Russell 2000 Growth Index returned -21.56%, compared with a return of -2.52% for the Russell 2000 Value Index.

The Fund's performance over the period was negatively impacted by stock selection in the Technology sector. Despite an overall relative underweight position in this sector, the majority of technology companies the Fund owned suffered from on-going continued weakness in corporate capital spending. The Fund also experienced negative returns in the Healthcare sector. The Fund's relative performance was also hurt during the early part of the year by a lack of exposure to small-cap regional banks and REITs. Holdings in the Consumer sector clearly helped, reflecting the resilience of consumer spending through the recession and into the recovery.

Pilgrim Baxter's general outlook is optimistic for small-cap stocks. Small-cap companies often tend to outperform during a business recovery. In addition, most small-cap companies don't have many of the problems that are currently plaguing the market, such as under-funded pension plans and complex corporate accounting structures. Even in the most challenging environments, Pilgrim Baxter feels confident that they will be able to find stocks with solid growth potential.

[Line Graph]

                                                                FUND'S CLASS A SHARES AT POP            RUSSELL 2000 INDEX
                                                                ----------------------------            ------------------
7/28/97                                                                    9425.00                           10000.00
10/31/97                                                                   9368.00                           10496.00
10/31/98                                                                   8577.00                            9252.00
10/31/99                                                                  16107.00                           10818.00
10/31/00                                                                  16379.00                           12697.00
10/31/01                                                                  10452.00                           11095.00
10/31/02                                                                   7896.00                            9688.00

                      AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -24.46%      -28.78%      -24.79%      -30.79%      -24.77%      -26.53%      -24.79%      -28.91%
-----------------------------------------------------------------------------------------------------------------------------
 5 YEAR                  -3.36%       -4.51%       -3.83%       -4.31%       -3.83%       -4.02%       -3.83%       -4.06%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              -3.31%       -4.39%       -3.78%       -4.23%       -3.76%       -3.93%       -3.78%       -3.76%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).
 10

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF ALLIANCE GROWTH FUND
--------------------------------------------------------------------------------

The ASAF Alliance Growth Fund's Class A shares had a NAV total return of -18.48% for the fiscal year ended October 31, 2002, compared to a return of -15.10% for the unmanaged S&P 500 Index.

U.S. stocks declined for the fiscal year as jitters over tepid corporate profits, concerns over corporate accountability and looming fears of war in Iraq led to a volatile and risk-averse environment for investors. During the period growth stocks, the principal focus of the Fund, significantly underperformed value stocks.

Despite the negative sentiment in the marketplace and the current concerns about the possibility of a double-dip recession, Alliance continues to believe that the essential underpinnings of a U.S. economic recovery are in place. Interest rates remain at a 41-year low. Housing starts and auto sales remain strong. Business inventories have fallen to low levels and industrial orders are showing some signs of recovery. Although unemployment figures may experience continued pressures, at under six percent they still remain at relatively low levels. Alliance believes that the Federal Reserve will maintain a risk assessment weighted toward economic weakness and if conditions worsen further, will be willing to step up with additional rate cuts as necessary. Alliance recognizes that the sustainability of the consumer, potential conflict in the Middle East and trust in corporate America remain among the leading headwinds; however, they feel that as these and other issues find resolution, a steady rebuilding of confidence will eventually emerge and patience will be rewarded.

[LINE GRAPH]

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
12/31/97                                                                   9425.00                           10000.00
10/31/98                                                                   9840.00                           11463.00
10/31/99                                                                  12856.00                           14405.00
10/31/00                                                                  15357.00                           15280.00
10/31/01                                                                  10180.00                           11477.00
10/31/02                                                                   8299.00                            9745.00

                      AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -18.48%      -23.18%      -18.82%      -24.82%      -18.77%      -20.55%      -18.75%      -22.72%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 12/31/97             -2.60%       -3.78%       -3.01%       -3.48%       -3.06%       -3.26%       -3.04%       -3.23%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF ALLIANCE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF Alliance Growth and Income Fund's Class A shares had a NAV total return of -19.99%, compared with a return of -15.10% for the unmanaged S&P 500 Index.

     Against the backdrop of a hostile market environment, the Fund's performance over the period was weak. The Fund's underperformance was a result of poor stock picking. Selecting individual securities for purchase, rather than relying on broad sector calls, has historically been the hallmark of the Fund's investment process. Over the past year, a handful of investments Alliance believed to have better-than-average fundamental prospects performed poorly. In many cases, these disappointing investments were in companies that depended on access to the debt and equity markets to grow. Companies such as Dynegy, Household International, and Tyco all experienced severe balance sheet challenges this year when the capital markets re-priced risk as the result of the tragedies of September 11th and concerns over ongoing corporate governance issues.

     Looking forward, Alliance's fundamental approach suggests attractive opportunities have materialized in the Pharmaceuticals and Technology sectors and, increasingly, in the Financial sector. As might be expected, stocks that have performed well this year -- for example, Avon, Anheuser-Busch, and Proctor & Gamble -- no longer represent strong value investments in their view. Thematically, Alliance has been deliberately moving the Fund away from these types of holdings and toward more aggressive parts of the market.

[LINE GRAPH]

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
12/31/97                                                                   9425.00                           10000.00
10/31/98                                                                   9942.00                           11463.00
10/31/99                                                                  11704.00                           14405.00
10/31/00                                                                  13061.00                           15280.00
10/31/01                                                                  12125.00                           11477.00
10/31/02                                                                   9702.00                            9745.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -19.99%      -24.61%      -20.37%      -26.37%      -20.39%      -22.17%      -20.41%      -24.42%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 12/31/97              0.60%       -0.62%        0.15%       -0.26%        0.13%       -0.08%        0.11%        0.01%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).
 12

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF JANUS OVERSEAS GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF Janus Overseas Growth Fund's Class A shares had a NAV total return of -17.07%, underperforming the unmanaged MSCI EAFE Index, which returned -13.21%.

International markets were volatile throughout the year, as investors tried to assess the strength of the nascent economic recovery and its near-term impact on corporate profits. Helping to fuel the volatility was a growing distaste for complex financial statements and a distrust for corporate managers and auditors alike, as scandal after scandal made headlines. Weakness in the markets can also be traced to the increasing realization that the much-anticipated increase in economic growth was not materializing. In Asia, while there were niches of strength in countries like Korea, Indonesia and New Zealand, the Japanese economy remained bogged down by bad debt held by its banks and its ongoing battle against deflation. Meanwhile, the Latin American economies were affected by issues ranging from a debt crisis in Argentina to the election of a leftist candidate in Brazil. Increased geopolitical tension in the Middle East also served to dampen investors' confidence. Against this backdrop, the Fund's exposure to economically sensitive stocks, including those in media, technology and financial services, negatively impacted performance.

Today, Janus believes the Fund is much more defensively positioned than it was one year ago, with a greater number of stocks and less concentration in the top holdings. Exposure to areas of the market that are still suffering from overcapacity issues has been reduced, while Janus has added to areas like consumer staples, where spending is more reliable.

[LINE GRAPH]

                                                                FUND'S CLASS A SHARES AT POP             MSCI EAFE INDEX
                                                                ----------------------------             ---------------
12/31/97                                                                   9425.00                           10000.00
10/31/98                                                                   9943.00                           10982.00
10/31/99                                                                  13242.00                           13511.00
10/31/00                                                                  16277.00                           13117.00
10/31/01                                                                   9692.00                            9848.00
10/31/02                                                                   8038.00                            8550.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -17.07%      -21.81%      -17.50%      -23.50%      -17.47%      -19.30%      -17.50%      -21.44%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 12/31/97             -3.24%       -4.42%       -3.74%       -4.22%       -3.68%       -3.88%       -3.74%       -3.96%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF MARSICO CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

The ASAF Marsico Capital Growth Fund's Class A shares had a NAV total return of -4.57% for the fiscal year ended October 31, 2002, compared with a return of -15.10% for the unmanaged S&P 500 Index.

A variety of factors contributed to the Fund's relative outperformance. During the fiscal year, the Fund maintained an overweight position, as compared to the S&P 500 Index, in the healthcare equipment and services industry. This industry substantially outperformed the broad equity market during the fiscal year. Effective stock selection within the industry also added value. The Fund also maintained a substantial allocation to the Consumer Discretionary sector, with retailing companies being a primary area of emphasis. The Fund benefited from its overweighting in this sector, as well as from favorable stock selection within the sector.

The Fund's outperformance was also a function of Marsico generally avoiding investments in the Information Technology and Telecommunications sectors. They believe these sectors generally continue to be plagued by a glut of capacity, an absence of pricing power, and weak corporate capital spending.

Detracting from performance during the period was a generally underweighted position in the banking industry, as the banking industry was one of the best-performing areas in the S&P 500 Index.

[LINE GRAPH]

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
8/19/98                                                                    9425.00                           10000.00
10/31/98                                                                   9538.00                           10151.00
10/31/99                                                                  13752.00                           14483.00
10/31/00                                                                  15329.00                           11519.00
10/31/01                                                                  10526.00                           11539.00
10/31/02                                                                  10045.00                            9781.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  -4.57%      -10.05%       -5.10%      -11.10%       -5.10%       -7.04%       -5.10%       -8.73%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 8/19/98              1.53%        0.11%        1.01%        0.54%        0.98%        0.74%        0.96%        0.87%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).
 14

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF Neuberger Berman Mid-Cap Growth Fund's Class A shares had a NAV total return of -21.38%, compared with a return of -4.80% for the unmanaged S&P 400 Index. Mid-cap growth stocks underperformed their mid-cap value counterparts over the period, with the unmanaged S&P Mid-Cap 400/BARRA Growth Index returning -8.91%.

Overweight allocations to the Information Technology and Healthcare sectors (on average over the period) detracted from relative performance. Stock selection in Consumer Discretionary and Financials also negatively impacted total return, as well as relative return. Holdings within the Energy sector contributed favorably to total return and to relative return -- a result of strong overall stock performance and an overweight allocation to the sector.

Over the period, the Fund's exposure to the Consumer Discretionary sector was increased, as the result of Neuberger Berman's bottom-up strategy of searching for companies that they believe offer superior long-term earnings growth and have a history of meeting or beating consensus earnings expectations. The U.S. consumer has been relatively resilient throughout the economic slowdown. Neuberger Berman's search for growth led to companies in, for example, home-, travel-, and auto-related areas. Low interest and mortgage rates have kept the housing market strong and several Fund holdings have benefited from this strength. Neuberger Berman decreased the Fund's allocation to the Information Technology sector over the period, as this sector exhibited a prevalence of downward earnings revisions and a lack of potential for positive earnings surprises.

[LINE GRAPH]

                                                                FUND'S CLASS A SHARES AT POP              S&P 400 INDEX
                                                                ----------------------------              -------------
8/19/98                                                                    9425.00                           10000.00
10/31/98                                                                  11122.00                           11908.00
10/31/99                                                                  15440.00                           14439.00
10/31/00                                                                  22884.00                           18959.00
10/31/01                                                                  12870.00                           16608.00
10/31/02                                                                  10119.00                           15816.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -21.38%      -25.87%      -21.80%      -27.80%      -21.80%      -23.56%      -21.75%      -25.79%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 08/19/98              1.71%        0.28%        1.18%        0.72%        1.18%        0.94%        1.18%        1.09%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF NEUBERGER BERMAN MID-CAP VALUE FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF Neuberger Berman Mid-Cap Value Fund's Class A shares had a NAV total return of -1.31% compared with a return of -4.80% for the unmanaged S&P 400 Index. The Fund's performance closely tracked the unmanaged S&P Mid-Cap 400/BARRA Value Index, which returned -1.08% for the period.

Stock selection in the Industrials and Healthcare sectors contributed positively to relative performance. Also benefiting performance were an overweight allocation to the Energy sector, an underweight allocation to Utilities and an absence of exposure to the Telecommunications Services sector. Holdings within the Financials and Information Technology sectors detracted from total return.

As market and economic uncertainty continue, Neuberger Berman believes it is ever more important to focus on valuation and quality. They believe mid-cap value stocks in general, and the Fund's current portfolio holdings in particular, are likely to continue to offer good relative performance, providing, as they have historically, downside protection and upside participation.

[LINE GRAPH]

                                                                FUND'S CLASS A SHARES AT POP              S&P 400 INDEX
                                                                ----------------------------              -------------
8/19/98                                                                    9425.00                           10000.00
10/31/98                                                                   9642.00                           11908.00
10/31/99                                                                  10805.00                           14439.00
10/31/00                                                                  14096.00                           18959.00
10/31/01                                                                  12914.00                           16608.00
10/31/02                                                                  12745.00                           15816.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  -1.31%       -6.95%       -1.86%       -7.86%       -1.78%       -3.74%       -1.79%       -5.33%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 8/19/98               7.45%        5.94%        6.92%        6.53%        6.94%        6.68%        6.88%        6.93%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).
 16

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF MFS GROWTH WITH INCOME FUND
--------------------------------------------------------------------------------

The ASAF MFS Growth with Income Fund's Class A shares had an NAV total return of -15.87% for the fiscal year ended October 31, 2002, compared with a return of -15.10% for the unmanaged S&P 500 Index.

During a period when concerns about the level and quality of earnings weighed on the market, a number of the Fund's higher-quality, cyclical stocks (stocks whose earnings are more sensitive to changes in economic growth) were among the strongest contributors to performance. The Fund's consumer staples holdings generally benefited from visible, stable top-line growth and improving margins as well as from reasonable valuations. Holdings in Procter & Gamble, Sysco, and Anheuser Busch, all contributed positively to relative returns. While some of the Fund's Retail holdings performed well, these benefits were more than offset by disappointments in supermarket holdings Safeway and Kroger.

Performance within the Industrial Goods sector was also divergent. Strong performance from defense-related stocks and machinery/tool stocks was offset by a downturn in General Electric, due in part to a downturn in their commercial aerospace businesses. Tyco also hurt performance in this sector, as the stock declined due to concerns about near-term liquidity, its longer-term growth rate, and overall accounting transparency. MFS had sold the Fund's position in Tyco by the end of the period.

MFS believes the macroeconomic fundamentals have improved somewhat since late last year. Inflation and interest rates are low, and they believe earnings should grow next year. Although uncertainties persist regarding earnings quality and global political tensions, MFS believes that this is an excellent environment for conservative growth investing.

[LINE GRAPH]

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
11/1/99                                                                    9425.00                           10000.00
10/31/00                                                                  10113.00                           10608.00
10/31/01                                                                   7719.00                            7967.00
10/31/02                                                                   6494.00                            6764.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -15.87%      -20.71%      -16.26%      -22.26%      -16.28%      -18.09%      -16.38%      -20.29%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 11/1/99             -11.68%      -13.40%      -12.06%      -13.82%      -12.11%      -12.40%      -12.11%      -13.11%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF Sanford Bernstein Managed Index 500 Fund's Class A shares had a NAV total return of -14.72%, outperforming the unmanaged S&P 500 Index, which returned -15.10%.

The investment climate during the fiscal year was quite volatile. Equity markets declined over the year as investors worried about the fragility of economic recovery and the potential negative effects of war in the Middle East, along with ongoing corporate governance issues. For the year, value stocks continued to outpace growth stocks. The unmanaged Russell 1000 Growth Index declined by more than 19% over the one-year period ending October 31, 2002, while the unmanaged Russell 1000 Value Index dropped approximately 10%.

The Fund benefited from an underweight position in the Technology sector, and from favorable stock selection. Stock selection in the Financial, Consumer Cyclicals and Energy sectors also contributed positively to the Fund's relative performance, while stock selection in the Utilities, Consumer and Healthcare sectors detracted from performance. Generally, the Fund's overall sector allocations remain close to that of the broad market.

While the level of uncertainty remains high, Bernstein believes that opportunities in the value segment of the U.S. market today remain above the historical norm. As such, they continue to maintain a modest value tilt within the Fund.

[LINE GRAPH]

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
11/1/99                                                                   9425.00                            10000.00
10/31/00                                                                  9651.00                            10608.00
10/31/01                                                                  7687.00                             7967.00
10/31/02                                                                  6555.00                             6764.00

AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -14.72%      -19.65%      -15.22%      -21.22%      -15.22%      -17.05%      -15.14%      -19.01%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 11/1/99             -11.40%      -13.13%      -11.83%      -13.58%      -11.83%      -12.12%      -11.87%      -12.87%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).
 18

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF STRONG INTERNATIONAL EQUITY FUND
(Formerly the ASAF AIM International Equity Fund)
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF Strong International Equity Fund's Class A shares had a NAV total return of -19.02%, compared with a return of -13.21% for the unmanaged MSCI EAFE Index.

On December 10, 2001, Strong Capital Management, Inc. replaced AIM Capital Management, Inc. as the Fund's sub-advisor and the name of the Fund changed to the ASAF Strong International Equity Fund.

During the fiscal year, the failure of the global economy to show signs of improvement, the lack of trust in corporate governance and the heated debate over a possible U.S.-led military action against Iraq all served to create a crisis of confidence for investors around the world. No major market escaped the year undamaged, whether in U.S. dollars or local currency terms.

The Financial sector was among the worst performing sectors, as insurance companies suffered from declines in their equity portfolios and banks around the world had earnings estimates downgraded with the fear of growing loan losses. In response Strong shifted assets away from financials with high exposure to global stock market risk and toward high-quality industrial, materials and financial companies with reasonable earnings expectations and relatively attractive valuations. Over the course of the year, consumer staples stocks outperformed the general market, however their valuations became less attractive on a relative basis. Thus, Strong reduced some of the Fund's larger holdings in that sector.

[Line Graph]

                                                                FUND'S CLASS A SHARES AT POP             MSCI EAFE INDEX
                                                                ----------------------------             ---------------
11/1/99                                                                   9425.00                            10000.00
10/31/00                                                                  8303.00                             9710.00
10/31/01                                                                  5749.00                             7290.00
10/31/02                                                                  4656.00                             6327.00

AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -19.02%      -23.65%      -19.37%      -25.37%      -19.44%      -21.23%      -19.37%      -23.36%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 11/1/99             -20.95%      -22.49%      -21.32%      -23.54%      -21.43%      -21.69%      -21.32%      -22.85%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF DEAM SMALL-CAP GROWTH FUND
(Formerly the ASAF Scudder Small-Cap Growth Fund)
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002 the ASAF DeAM Small-Cap Growth Fund's Class A shares had a NAV total return of -23.53%, compared to a return of -11.56% for the unmanaged Russell 2000 Index.

Deutsche Asset Management replaced Zurich Scudder Investments as the sub-advisor to the Fund, and the name of the Fund changed to the ASAF DeAM Small-Cap Growth Fund, on December 10, 2001.

The underperformance of the Fund relative to the Russell 2000 Index was largely due to its orientation toward growth stocks. The unmanaged Russell 2000 Growth Index returned -21.56% over the same period. Small-cap value stocks continued the trend of outperformance relative to growth stocks, as the economic downturn continued and uncertainty remained high in the marketplace.

DeAM's approach in managing the Fund has focused on stock selection and has attempted to eliminate sector-weighting biases relative to the Russell 2000 Growth Index. In addition, they employ a philosophy of making many small stock selection bets to reduce the risk from holding concentrated positions. These over and under weightings are selected based on growth and technical aspects of the individual stocks.

[Line Graph]

                                                                FUND'S CLASS A SHARES AT POP            RUSSELL 2000 INDEX
                                                                ----------------------------            ------------------
3/01/00                                                                   9425.00                            10000.00
10/31/00                                                                  7615.00                             8682.00
10/31/01                                                                  4326.00                             7577.00
10/31/02                                                                  3308.00                             6701.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -23.53%      -27.93%      -23.79%      -29.79%      -23.96%      -25.78%      -23.74%      -27.83%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 3/1/00              -32.45%      -33.92%      -32.82%      -35.84%      -32.82%      -33.06%      -32.74%      -35.09%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).
 20

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF ALGER ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF Alger All-Cap Growth Fund's Class A shares had a NAV total return of -23.06%, underperforming the unmanaged S&P 500 Index, which returned -15.10%.

The fiscal year ended October 31, 2002 was an extraordinarily difficult period for equity securities. Fueled in part by a 50 basis point rate cut by the Fed on November 6 and another 25 basis point cut on December 11, stocks moved higher in the last two months 2001. The brief rally, however, was brought to an abrupt end with the beginning of the New Year. Investors, unsettled by negative earnings preannouncements, weaker consumer confidence and disappointing job growth, found very little reason to buy. Furthermore, concern over a possible war with Iraq and unresolved corporate accounting scandals helped to exacerbate the selling. With the exception of March, equity indices dropped in every month of the year's first three quarters. By the end of September, the NASDAQ and S&P 500 had reached six and five year lows, respectively. Fortunately, the markets found some much needed relief in October. Led by large-cap growth stocks, the markets moved higher on a batch of surprisingly good earnings reports from bellwethers like Citigroup, IBM and General Motors.

The Fund benefited from an underweighting in the weak Telecommunications Services sector, but was hurt by poor performing technology stocks. In addition, relative performance was negatively impacted by the Fund's inherent growth bias during a period in which value stocks significantly outperformed growth. Looking ahead, Alger will continue to seek out and invest in companies they believe will grow their earnings rapidly and consistently. Alger believes that the market has bottomed and that this period represents an opportunity for buying.

[Line Graph]

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
9/11/00                                                                   9425.00                            10000.00
10/31/00                                                                  8869.00                             9432.00
10/31/01                                                                  6100.00                             7084.00
10/31/02                                                                  4693.00                             6015.00

AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -23.06%      -27.45%      -23.60%      -29.60%      -23.57%      -25.39%      -23.60%      -27.69%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 9/11/00             -27.84%      -29.81%      -28.23%      -31.03%      -28.17%      -28.50%      -28.23%      -30.15%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF GABELLI ALL-CAP VALUE FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF Gabelli All-Cap Value Fund's Class A shares had a NAV total return of -16.67%, compared with a return of -15.10% for the unmanaged S&P 500 Index.

The twelve months ended October 31, 2002, represented a particularly difficult period for virtually all equity classes. After starting in an upward direction, results deteriorated due to ongoing economic uncertainty, a crisis in confidence in the integrity of Corporate America, and the increasing likelihood of military action against Iraq.

Although there are signs of an economic recovery, concerns over a possible dip back into recession linger. The Fed's most recent 50 basis point interest rate drop was viewed as both good and bad news. A decrease was widely anticipated, but it was larger than expected, raising concerns that the economy is not recovering as quickly as had been thought. Gabelli believes the move was clearly designed to reassure the consumer, who has been the primary support during this downturn. It is encouraging that the Bush Administration is turning much of its attention to the economy, with numerous steps planned to stimulate recovery and growth. Gabelli believes the U.S. equities market will deliver uninspiring returns for the next several years (perhaps 6% - 8% per year). This is based on their assumptions of real GDP growth of 3% - 3.5% and inflation of 3%. Gabelli will continue to focus on fundamental research intended to identify companies selling at a discount to their private market value, or intrinsic value, with a catalyst present to surface that value. They are confident in their ability to generate above average returns, in a flat to slow growth market environment, by focusing on small to mid-size companies, and by identifying those that could be the subject of a corporate restructuring, merger, or industry consolidation.

[Line Graph]


                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
9/11/00                                                                   9425.00                            10000.00
10/31/00                                                                  9670.00                             9432.00
10/31/01                                                                  8679.00                             7084.00
10/31/02                                                                  7232.00                             6015.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -16.67%      -21.46%      -17.07%      -23.07%      -17.07%      -18.88%      -17.09%      -21.01%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 9/11/00             -11.66%      -14.07%      -12.10%      -14.30%      -12.10%      -12.51%      -12.15%      -13.30%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).
 22

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO TECHNOLOGY FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF INVESCO Technology Fund's Class A shares had a NAV total return of -38.05%, which significantly underperformed the -15.10% return of the unmanaged S&P 500 Index.

After rallying briefly on the heels of the successful war campaign in Afghanistan, stocks turned sharply downward as several high-profile accounting scandals and rising tensions on the West Bank undermined investor confidence early in 2002. Later, concerns over a possible U.S./Iraqi war and fears that the U.S. economy was slipping back into recession took hold. Unfortunately, technology stocks were among the hardest-hit in this unfavorable environment, and the Fund's return suffered as a result. The Tech sector continued to be plagued by poor financial prospects, as demand for tech products and services remained depressed.

Conditions improved for technology stocks in October, and INVESCO expects to see an upward bias for most of the rest of the year. They believe the real test, however, will come as we enter the seasonally slow first quarter in 2003. If the improvement in the valuations of technology stocks persists, it could indicate the first signs of the long-awaited cyclical recovery. In such a case, INVESCO would expect 2003 to be a good year for technology stocks. However, they believe it is too early to make that call, and anticipate more of the high volatility that has characterized tech stock performance for some time.

[LINE GRAPH]

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
9/11/00                                                                   9425.00                            10000.00
10/31/00                                                                  8737.00                             9432.00
10/31/01                                                                  3002.00                             7084.00
10/31/02                                                                  1860.00                             6015.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -38.05%      -41.54%      -38.34%      -44.34%      -38.22%      -39.80%      -38.22%      -42.67%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 9/11/00             -53.21%      -54.51%      -53.69%      -58.46%      -53.58%      -53.79%      -53.58%      -57.72%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF JANUS MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF Janus Mid-Cap Growth Fund's Class A shares had a NAV total return of -23.51%, significantly lagging the -4.80% return for the unmanaged S&P 400 Index.

The year offered a wild ride for the market, which was mired in negative investor sentiment and difficult-to-come-by earnings growth for many companies. Fears of a double-dip recession, corporate earnings setbacks, concerns about military action in the Middle East and ongoing corporate scandals weighed heavily on investors' minds. Janus' ongoing company visits reveal little conviction among executives and salespeople that an economic rebound is near.

The Fund's orientation toward growth stocks hampered relative performance, as the unmanaged S&P Mid-Cap 400/BARRA Growth Index fell nearly 9% during the period, as compared to a drop of approximately 1% for the unmanaged S&P Mid-Cap 400/BARRA Value Index. An underweighting in the Technology sector during the first two months of the fiscal year and an overweighting in biotechnology stocks during the first calendar quarter of 2002 hampered relative performance.

Looking forward, Janus believes the market in general will likely remain volatile, moving in both directions based on investor perception, sentiment and reaction to daily political, business or economic news.

[LINE GRAPH]

                                                                FUND'S CLASS A SHARES AT POP              S&P 400 INDEX
                                                                ----------------------------              -------------
9/11/00                                                                   9425.00                            10000.00
10/31/00                                                                  9434.00                             9595.00
10/31/01                                                                  3815.00                             8402.00
10/31/02                                                                  2918.00                             8000.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -23.51%      -27.97%      -24.07%      -30.07%      -24.07%      -25.82%      -23.88%      -27.98%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 9/11/00             -42.23%      -43.81%      -42.53%      -46.18%      -42.53%      -42.80%      -42.53%      -45.46%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).
 24

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF PROFUND MANAGED OTC FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF ProFund Managed OTC Fund's Class A shares had a NAV total return of -36.36%, compared to a return of -27.43% for the unmanaged NASDAQ 100 Index. The Fund is a passive leveraged index fund. The Fund seeks daily investment results, before fees and expenses, that correspond to 125% of the daily performance of the NASDAQ 100 Index.

All broad equity indexes -- and major sector indexes -- experienced negative returns for the period. The NASDAQ 100 Index, with its sizable exposure to the Technology sector, one of the worst performing sectors during the period, was particularly hard hit. In managing a passive index fund, ProFund Advisors does not speculate on the future direction of the NASDAQ 100 Index or any of the companies included in the NASDAQ 100 Index. Utilizing leverage, ProFund Advisors seeks to position the Fund every day to have 125% market exposure to the NASDAQ 100 Index.


[Line Graph]

                                                                FUND'S CLASS A SHARES AT POP             NASDAQ 100 INDEX
                                                                ----------------------------             ----------------
9/11/00                                                                   9425.00                            10000.00
10/31/00                                                                  7747.00                             8050.00
10/31/01                                                                  2385.00                             3349.00
10/31/02                                                                  1517.00                             2430.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -36.36%      -39.93%      -36.51%      -42.51%      -36.26%      -38.01%      -36.51%      -40.92%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 9/11/00             -57.46%      -58.61%      -57.58%      -62.92%      -57.58%      -57.77%      -57.58%      -62.35%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF Alliance/Bernstein Growth + Value Fund's Class A shares had a NAV total return of -17.41%, underperforming the unmanaged S&P 500 Index which returned -15.10%.

The investment climate during the fiscal year was quite volatile. Equity markets declined over the year as investors worried about the fragility of economic recovery and the potential negative effects of war in the Middle East, along with ongoing corporate governance issues.

Stock selection within the Financial sector contributed positively to relative Fund performance. In general, the consumer-oriented banks that were emphasized delivered strong returns in the down market, while more capital-markets sensitive financials sank on fears of declining capital-markets revenues and in some cases, due to clouds surrounding the propriety of their investment banking and research activities. Underweight positions in the Technology and Energy sectors, combined with overweights in the Financial, Services, and Consumer Cyclicals sectors, contributed positively to the Fund's performance. An underweight in Consumer Staples and an overweight in Utilities dampened performance. Strong stock selection in the Energy, Consumer and Healthcare sectors contributed positively, while stock selection in Utilities resulted in a significant detraction from the Fund's performance.

After over two years of an unrelenting bear market, many investors seem to be giving up on equities. Alliance/Bernstein sees things quite differently. Relative to historically low bond yields, they believe equities now offer an above average expected return.


[Line Graph]

                                                FUND'S CLASS A SHARES AT
                                                           POP                    S&P 500 INDEX
                                                ------------------------          -------------
3/1/01                                                   9425.00                    10000.00
10/31/01                                                 9039.00                     8621.00
10/31/02                                                 7465.00                     7320.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -17.41%      -22.20%      -17.80%      -23.80%      -17.89%      -19.74%      -17.89%      -21.83%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 3/1/01              -13.04%      -16.08%      -13.51%      -16.85%      -13.51%      -14.02%      -13.51%      -15.53%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).
 26

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF INVESCO Health Sciences Fund's Class A shares had a NAV total return of -17.25%, underperforming the unmanaged S&P 500 Index, which posted a return of -15.10% during the same period.

Biotechnology and pharmaceutical company holdings detracted from relative performance, particularly during the first half of the fiscal year. In light of the unfavorable conditions for pharmaceutical companies, many of whose earnings have suffered as the result of key drugs having come off patent, INVESCO significantly altered the Fund's positioning in April 2002. They scaled back the Pharmaceutical weighting, and, in turn, increased the Fund's exposure to the Healthcare Services sub-sector by investing in a number of hospitals and HMOs. Many of these holdings outperformed during the second half of the fiscal year, bolstered particularly by healthy earnings.

Looking ahead, however, INVESCO believes it's unclear whether this trend will continue. Although hospital stocks should continue to benefit from strong admission trends as the baby boomer population ages, the recent surfacing of issues with companies such as Tenet Healthcare and National Century Financial Enterprises could impede their performance. Therefore, INVESCO will be monitoring this group carefully. At the same time, they expect to continue emphasizing specialty pharmaceutical and medical technology stocks -- a number of which appear to them to have the healthy pipelines, fundamentals, and growth potential it takes to succeed in today's demanding environment.


[Line Graph]

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
3/1/01                                                                     9425.00                           10000.00
10/31/01                                                                  10707.00                            8621.00
10/31/02                                                                   8860.00                            7320.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -17.25%      -21.99%      -17.60%      -23.60%      -17.64%      -19.43%      -17.64%      -21.58%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 3/1/01               -3.64%       -7.00%       -4.13%       -7.25%       -4.01%       -4.58%       -4.01%       -5.66%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF SANFORD BERNSTEIN CORE VALUE FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF Sanford Bernstein Core Value Fund's Class A shares had a NAV total return of -8.16%, strongly outperforming the unmanaged S&P 500 Index, which returned -15.10%.

The investment climate during the fiscal year was quite volatile. Equity markets declined over the year, as investors worried about the fragility of economic recovery and the potential negative effects of war in the Middle East, along with ongoing corporate governance issues. During the period value stocks, in which the Fund primarily invests, outperformed growth stocks. The unmanaged Russell 1000 Growth Index declined by more than 19% over the one-year period ending October 31, 2002, while the unmanaged Russell 1000 Value Index dropped approximately 10%. The Fund's outperformance over the year was largely driven by sector selection, as well as strong stock selection. An underweight position in the Technology sector, combined with overweights in the Financial, Consumer Cyclicals and Industrial Resources sectors, contributed positively to the Fund's relative performance. Overweights in the Energy and Utilities sectors dampened performance. Strong stock selection in the Financial, Capital Equipment and Energy sectors contributed positively to relative performance, while stock selection in Consumer Cyclicals, Utilities, and Technology detracted from performance.

While the level of uncertainty remains high, Bernstein believes that opportunities in the value segment of the U.S. market today remain above the historical norm.


[Line Graph]

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
3/1/01                                                                    9425.00                            10000.00
10/31/01                                                                  9218.00                             8621.00
10/31/02                                                                  8466.00                             7320.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  -8.16%      -13.47%       -8.58%      -14.58%       -8.49%      -10.42%       -8.49%      -12.20%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 3/1/01               -6.23%       -9.50%       -6.72%       -9.90%       -6.72%       -7.27%       -6.72%       -8.47%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).
 28

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF T. ROWE PRICE TAX MANAGED FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2002, the ASAF T. Rowe Price Tax Managed Fund's Class A shares had a NAV total return of -13.67%, compared to a return for the unmanaged S&P 500 Index of -15.10%.

Despite strong gains in October, large-cap growth stocks fell during the fiscal year, as the economy struggled and investors were concerned about the possibility of a military conflict with Iraq. Sluggish earnings growth and disgraceful behavior by some prominent corporate executives also undermined investor confidence. Most major sectors declined, although the Consumer Staples sector held up well.

The Fund's outperformance was driven by both good stock selection and sector weightings. In the Consumer Discretionary sector, media companies Omnicom and Clear Channel Communications were top contributors. Overweighting the Consumer Staples sector also benefited relative performance. Underweighting the Telecommunications sector was a positive throughout the year, but general weakness in the Fund's healthcare holdings hurt performance.

T. Rowe Price believes that stock valuations by many measures are attractive, and investors seeking long-term capital appreciation should consider this to be a good opportunity to purchase companies with the potential for sustainable earnings growth and profitability. T. Rowe Price believes that such companies are the best investments for those with long time horizons, and will continue to use intensive research to identify businesses with the best prospects, while attempting to produce attractive long-term after-tax returns.


[Line Graph]

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
3/1/01                                                                    9425.00                            10000.00
10/31/01                                                                  8483.00                             8621.00
10/31/02                                                                  7323.00                             7320.00

                     AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -13.67%      -18.64%      -14.25%      -20.25%      -14.14%      -15.99%      -14.27%      -18.13%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 3/1/01              -14.03%      -17.03%      -14.50%      -17.87%      -14.43%      -14.94%      -14.57%      -16.63%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF DEAM LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

From its inception on May 1, 2002 through October 31, 2002, the ASAF DeAM Large-Cap Growth Fund's Class A shares had a NAV total return of -19.10%, compared to a return of -17.03% for the unmanaged S&P 500 Index.

Weak corporate earnings and general uncertainty within the market continued to depress equity valuations over this period. As the result of the very modest asset levels accumulated during this initial period of its operations, the Fund was invested in futures contracts on the S&P 500 Index. Thus, the gross return of the Fund, prior to expenses, approximated the Index.

Looking forward, DeAM believes stimulative monetary and fiscal policies, a robust housing sector, and strong productivity growth should work to counteract what has been a weakening in consumer spending and some backsliding in the labor markets. An accommodative Fed policy coupled with renewed stronger earnings, could lead to a mild recovery into 2003. However, continued haziness over corporate responsibility coupled with the effects of a potential military action within the Middle East makes predictions for the equity market uncertain.


[Line Graph]

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
5/1/02                                                                    9425.00                            10000.00
7/31/02                                                                   7955.00                             8501.00
10/31/02                                                                  7625.00                             8298.00

                            TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 5/1/02              -19.10%      -23.75%      -19.40%      -25.40%      -19.40%      -21.20%      -19.30%      -23.28%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).
 30

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF DEAM LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

From its inception on May 1, 2002 through October 31, 2002, the ASAF DeAM Large-Cap Value Fund's Class A shares had a NAV total return of -18.70%, compared to a return of -17.03% for the unmanaged S&P 500 Index.

Weak corporate earnings and general uncertainty within the market continued to depress equity valuations over this period. As the result of the very modest asset levels accumulated during this initial period of its operations, the Fund was invested in futures contracts on the S&P 500 Index. Thus, the gross return of the Fund, prior to expenses, approximated the Index.

Looking forward, DeAM believes stimulative monetary and fiscal policies, a robust housing sector, and strong productivity growth should work to counteract what has been a weakening in consumer spending and some backsliding in the labor markets. An accommodative Fed policy coupled with renewed stronger earnings, could lead to a mild recovery into 2003. However, continued haziness over corporate responsibility coupled with the effects of a potential military action within the Middle East makes predictions for the equity market uncertain.


[Line Graph]

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
5/1/02                                                                    9425.00                            10000.00
7/31/02                                                                   8021.00                             8501.00
10/31/02                                                                  7663.00                             8298.00

                            TOTAL RETURNS THROUGH OCTOBER 31, 2002

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 5/1/02              -18.70%      -23.37%      -18.80%      -24.80%      -18.70%      -20.50%      -18.80%      -22.77%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical and is not indicative of future results. All performance assumes reinvestment of all dividends and capital gains and does not reflect a deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

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 32

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                                OCTOBER 31, 2002
                ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND
                 ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
                      ASAF DEAM INTERNATIONAL EQUITY FUND
                      ASAF FEDERATED HIGH YIELD BOND FUND
                       ASAF GABELLI SMALL-CAP VALUE FUND
                        ASAF INVESCO CAPITAL INCOME FUND
                         ASAF JANUS CAPITAL GROWTH FUND
                             ASAF MONEY MARKET FUND
                       ASAF PIMCO TOTAL RETURN BOND FUND
                        ASAF PBHG SMALL-CAP GROWTH FUND
                           ASAF ALLIANCE GROWTH FUND
                      ASAF ALLIANCE GROWTH AND INCOME FUND
                        ASAF JANUS OVERSEAS GROWTH FUND
                        ASAF MARSICO CAPITAL GROWTH FUND
                   ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
                    ASAF NEUBERGER BERMAN MID-CAP VALUE FUND
                        ASAF MFS GROWTH WITH INCOME FUND
                 ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND
                     ASAF STRONG INTERNATIONAL EQUITY FUND
                        ASAF DEAM SMALL-CAP GROWTH FUND
                         ASAF ALGER ALL-CAP GROWTH FUND
                        ASAF GABELLI ALL-CAP VALUE FUND
                          ASAF INVESCO TECHNOLOGY FUND
                         ASAF JANUS MID-CAP GROWTH FUND
                         ASAF PROFUND MANAGED OTC FUND
                  ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND
                       ASAF INVESCO HEALTH SCIENCES FUND
                     ASAF SANFORD BERNSTEIN CORE VALUE FUND
                      ASAF T. ROWE PRICE TAX MANAGED FUND
                        ASAF DEAM LARGE-CAP GROWTH FUND
                         ASAF DEAM LARGE-CAP VALUE FUND

                      [This page intentionally left blank]

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
FOREIGN STOCK -- 98.5%
  AUSTRALIA -- 1.5%
    BHP Billiton Ltd.         76,209    $   409,867
    Commonwealth Bank of
      Australia               23,800        401,572
                                        -----------
                                            811,439
                                        -----------
  AUSTRIA -- 0.4%
    Erste Bank der
      Oesterreichischen
      Sparkassen AG            3,390        198,646
                                        -----------
  CANADA -- 2.0%
    Canadian National
      Railway Co.              7,600        324,292
    Canadian Pacific
      Railway Ltd.            10,700        211,967
    Talisman Energy, Inc.      9,467        345,606
    TransCanada PipeLines
      Ltd.                    14,100        202,653
                                        -----------
                                          1,084,518
                                        -----------
  DENMARK -- 2.1%
    D/S 1912 Cl-B                 33        192,606
    Danske Bank AS            40,900        651,287
    Novo Nordisk AS Cl-B       9,755        269,079
                                        -----------
                                          1,112,972
                                        -----------
  FINLAND -- 2.8%
    Nokia Corp. Cl-A [ADR]    56,500        939,031
    Stora Enso Oyj            21,160        220,030
    UPM-Kymmene Oyj           10,700        347,034
                                        -----------
                                          1,506,095
                                        -----------
  FRANCE -- 9.0%
    Accor SA                  13,852        491,789
    Aventis SA                10,200        610,624
    BNP Paribas SA            15,107        602,323
    Credit Lyonnaise SA       18,200        647,058
    Essilor International
      SA                       7,300        293,874
    Groupe Danone SA           5,400        700,556
    Sanofi-Synthelabo SA       6,878        420,607
    Societe Television
      Francaise SA             7,300        187,964
    TotalFinaELF SA            6,400        881,627
                                        -----------
                                          4,836,422
                                        -----------
  GERMANY -- 3.4%
    BASF AG                    9,000        333,700
    Bayerische Motoren
      Werke AG                11,726        418,633
    Deutsche Boerse AG         9,300        335,521
    Henkel KGaA                4,412        279,898
    SAP AG                     3,900        300,484
    Volkswagen AG              4,554        171,693
                                        -----------
                                          1,839,929
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  HONG KONG -- 1.5%
    Hong Kong & China Gas
      Co. Ltd.               139,000    $   182,681
    HSBC Holdings PLC         58,800        640,844
                                        -----------
                                            823,525
                                        -----------
  IRELAND -- 2.8%
    Allied Irish Banks PLC    55,917        783,570
    Bank of Ireland           63,625        705,705
                                        -----------
                                          1,489,275
                                        -----------
  ITALY -- 6.8%
    Autostrade SPA            68,300        564,787
    Eni SPA                   53,600        744,201
    Italgas SPA               23,000        224,130
    Snam Rete Gas SPA        102,277        305,888
    Telecom Italia SPA       181,100        955,924
    UniCredito Italiano SPA  225,700        849,362
                                        -----------
                                          3,644,292
                                        -----------
  JAPAN -- 12.8%
    Ajinomoto Co., Inc.       44,000        451,471
    Asahi Glass Co. Ltd.      54,000        323,102
    Bridgestone Corp.         31,000        386,405
    Canon, Inc.               23,000        848,611
    Honda Motor Co. Ltd.      10,700        383,434
    Hoya Corp.                 6,300        432,493
    Kao Corp.                 29,000        662,824
    KDDI Corp.                    57        167,502
    Mitsubishi Tokyo
      Financial Group, Inc.       47        306,540
    Nintendo Co. Ltd.          2,900        279,333
    Nissan Motor Co. Ltd.     64,000        491,600
    Shin-Etsu Chemical Co.
      Ltd.                    11,000        339,412
    Sony Corp.                17,300        744,216
    Takeda Chemical
      Industries Ltd.         21,000        872,527
    Tokyo Electron Ltd.        4,100        165,331
                                        -----------
                                          6,854,801
                                        -----------
  KOREA -- 3.9%
    Hyundai Motor Co. Ltd.     2,960         75,187
    Korea Electric Power
      Corp.                   20,800        314,955
    Samsung Electronics Co.
      Ltd.                     3,080        872,084
    Samsung Fire & Marine
      Insurance Co. Ltd.       4,220        256,290
    Samsung SDI Co. Ltd.       3,900        242,297
    SK Telecom Co. Ltd.
      [ADR]                   15,200        305,064
                                        -----------
                                          2,065,877
                                        -----------
  MEXICO -- 0.6%
    Fomento Economico
      Mexicano SA de CV
      [ADR]                    4,400        159,280

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Wal-Mart de Mexico SA
      de CV Cl-V              74,149    $   185,177
                                        -----------
                                            344,457
                                        -----------
  NETHERLANDS -- 8.1%
    Aegon NV                  20,400        276,574
    Gucci Group NV NY Reg.     5,000        451,750
    Heineken NV               18,219        731,993
    Koninklijke (Royal) KPN
      NV                      57,100        361,904
    Royal Dutch Petroleum
      Co. NY Reg.             25,006      1,069,757
    STMicroelectronics NV
      NY Reg.                 11,683        229,805
    TPG NV                     7,983        129,338
    Unilever NV                8,609        552,039
    Verenigde Nederlandse
      Uitgeversbedrijven NV   19,437        521,839
                                        -----------
                                          4,324,999
                                        -----------
  NEW ZEALAND -- 0.3%
    Telecom Corp. of New
      Zealand Ltd.            68,300        168,036
                                        -----------
  RUSSIA -- 1.2%
    Gazprom [ADR]             13,715        183,095
    Lukoil Holdings [ADR]      2,200        143,697
    Surgutneftegaz [ADR]      18,600        334,242
                                        -----------
                                            661,034
                                        -----------
  SPAIN -- 5.1%
    Acesa Infrastructuras
      SA                      22,600        237,242
    Altadis SA                35,900        759,050
    Banco Popular Espanol
      SA                       9,100        389,677
    Grupo Dragados SA         13,800        199,667
    Grupo Ferrovial SA        17,113        398,264
    Industria de Diseno
      Textil SA144A            7,100        159,611
    Telefonica SA*            61,200        580,623
                                        -----------
                                          2,724,134
                                        -----------
  SWEDEN -- 1.4%
    Atlas Copco AB Cl-A        1,839         38,538
    Foreningsparbanken AB      2,886         31,814
    Nordea AB                 58,636        239,994
    Sandvik AB                12,459        296,446
    Svenska Cellulosa AB
      Cl-B                     4,000        122,243
                                        -----------
                                            729,035
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  SWITZERLAND -- 8.7%
    Adecco SA                  5,618    $   220,733
    Ciba Specialty Chemical
      AG                       4,389        309,212
    Lonza Group AG             3,925        238,634
    Nestle SA                  4,420        947,663
    Novartis AG               22,843        871,203
    Roche Holding AG           9,825        695,515
    Swisscom AG                1,514        450,244
    UBS AG                    19,739        940,691
                                        -----------
                                          4,673,895
                                        -----------
  UNITED KINGDOM -- 24.1%
    Alliance & Leicester
      PLC*                    24,339        323,667
    Amersham PLC              24,200        218,458
    Amvescap PLC              53,881        333,816
    AstraZeneca Group PLC     16,900        630,597
    Boots Co. PLC             33,100        308,121
    BP PLC                    91,300        585,641
    British Sky
      Broadcasting Group
      PLC*                    35,200        332,351
    Daily Mail and General
      Trust PLC               37,235        326,224
    Diageo PLC                37,441        422,045
    EMAP PLC                  16,400        188,329
    Exel PLC                  26,687        274,310
    Gallaher Group PLC        35,990        353,605
    GlaxoSmithKline PLC
      [ADR]                   18,493        697,001
    GUS PLC                   50,900        459,882
    Imperial Tobacco Group
      PLC                     15,800        247,192
    Johnson Matthey PLC       16,744        226,334
    Lloyds TSB Group PLC      34,500        296,865
    Marks & Spencer PLC      205,808      1,205,037
    mmO2 PLC*                336,623        252,791
    Next PLC                  11,862        165,168
    Reckitt Benckiser PLC     40,705        738,725
    Reed Elsevier PLC         74,900        661,489
    Rentokil Initial PLC     232,596        788,748
    Royal Bank of Scotland
      Group PLC               46,501      1,094,175
    Smith and Nephew PLC      35,800        212,835
    Vodafone Airtouch PLC
      [ADR]                   18,400        292,928
    Vodafone Group PLC       734,063      1,180,027
                                        -----------
                                         12,816,361
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $50,654,762)                     52,709,742
                                        -----------
EXCHANGE TRADED FUND -- 1.1%
  REGISTERED INVESTMENT COMPANIES
     Nikkei 225 Exchange Traded Fund*
  (Cost $621,307)              8,190        576,280
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.6%
 REGISTERED INVESTMENT COMPANIES -- 0.2%
    J.P. Morgan Prime II
      Money Market Fund       95,925    $    95,925
                                        -----------
                               PAR
                              (000)
                              -----
  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.4%
    Federal Home Loan Bank
      1.45%, 11/01/02        $   200        200,000
                                        -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $295,925)                           295,925
                                        -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $51,571,994)                     53,581,947
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.2%)                          (82,649)
                                        -----------
NET ASSETS -- 100.0%                    $53,499,298
                                        ===========

Foreign currency exchange contracts outstanding at October 31, 2002:

                                                                 UNREALIZED
SETTLEMENT           CONTRACTS TO    IN EXCHANGE   CONTRACTS   APPRECIATION/
MONTH        TYPE      RECEIVE           FOR       AT VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------
11/02         Buy     CHF  162,930    $109,907     $110,370         $463
11/02         Buy   JPY 10,397,869      84,735       84,887          152
11/02         Buy     SEK  289,701      31,608       31,606           (2)
                                      --------     --------         ----
                                      $226,250     $226,863         $613
                                      ========     ========         ====

                                                                  UNREALIZED
SETTLEMENT           CONTRACTS TO    IN EXCHANGE   CONTRACTS    APPRECIATION/
MONTH        TYPE      DELIVER           FOR        AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------
11/02                  AUD 127,067   $   70,154    $   70,526      $  (372)
             Sell
11/02                DKK 1,258,685      167,265       167,686         (421)
             Sell
11/02                  EUR 359,473      354,487       355,915       (1,428)
             Sell
11/02                 GBP  399,374      621,849       624,800       (2,951)
             Sell
11/02               JPY 84,746,870      692,155       691,784          371
             Sell
11/02                  NZD  90,798       43,964        44,119         (155)
             Sell
                                     ----------    ----------      -------
                                     $1,949,874    $1,954,830      $(4,956)
                                     ==========    ==========      =======

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of October 31, 2002. Percentages are based on net assets.

INDUSTRY
--------
Automobile Manufactures                       2.9%
Automotive Parts                              0.7%
Beverages                                     2.4%
Broadcasting                                  1.0%
Building Materials                            0.6%
Business Services                             3.4%
Chemicals                                     2.3%
Clothing & Apparel                            0.8%
Computer Services & Software                  0.6%
Construction                                  1.1%
Consumer Products & Services                  3.1%
Electronic Components & Equipment             2.3%
Entertainment & Leisure                       0.5%
Farming & Agriculture                         2.5%
Financial -- Bank & Trust                    17.0%
Financial Services                            1.2%
Food                                          5.0%
Healthcare Services                           2.2%
Hotels & Motels                               0.9%
Insurance                                     1.0%
Machinery & Equipment                         0.6%
Metals & Mining                               0.8%
Office Equipment                              1.6%
Oil&Gas                                       9.3%
Paper & Forest Products                       1.3%
Pharmaceuticals                               9.5%
Printing & Publishing                         3.2%
Retail & Merchandising                        4.6%
Semiconductors                                2.4%
Telecommunications                           10.6%
Transportation                                2.1%
Utilities                                     1.0%
                                             -----
TOTAL                                        98.5%
                                             =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 60.1%
  AEROSPACE -- 0.1%
    United Technologies
      Corp.                   2,200    $    135,674
                                       ------------
  AIRLINES -- 0.1%
    Southwest Airlines
      Co.sec.                 9,800         143,080
                                       ------------
  AUTOMOBILE MANUFACTURERS -- 0.1%
    Ford Motor Co.sec.       15,200         128,592
                                       ------------
  AUTOMOTIVE PARTS -- 0.8%
    Arvinmeritor, Inc.        5,300          80,295
    AutoZone, Inc.*           5,500         471,735
    Cooper Tire & Rubber
      Co.                     1,754          22,820
    Lear Corp.*              13,500         493,425
                                       ------------
                                          1,068,275
                                       ------------
  BEVERAGES -- 0.3%
    Coca-Cola Enterprises,
      Inc.sec.               15,900         379,056
    Pepsi Bottling Group,
      Inc.                      800          21,560
                                       ------------
                                            400,616
                                       ------------
  BROADCASTING -- 0.3%
    Clear Channel
      Communications,
      Inc.*                   3,300         122,265
    Hearst-Argyle
      Television, Inc.*       8,700         216,543
                                       ------------
                                            338,808
                                       ------------
  BUILDING MATERIALS -- 0.6%
    The Sherwin-Williams
      Co.                    28,100         768,535
                                       ------------
  BUSINESS SERVICES -- 2.2%
    Acxiom Corp.*            21,300         268,380
    Equifax, Inc.            30,700         723,292
    First Data Corp.         15,300         534,582
    Fluor Corp.sec.          20,800         491,920
    Moore Corp Ltd.*         31,300         345,865
    Pittston Brink's Group    1,600          33,872
    Viad Corp.               29,100         565,122
                                       ------------
                                          2,963,033
                                       ------------
  CHEMICALS -- 0.3%
    Dow Chemical Co.          2,100          54,579
    DuPont, (E.I.) de
      Nemours & Co.           9,100         375,375
                                       ------------
                                            429,954
                                       ------------
  CLOTHING & APPAREL -- 0.5%
    VF Corp.sec.             19,000         699,580
                                       ------------
  COMPUTER HARDWARE -- 2.3%
    Dell Computer Corp.*     27,900         798,219

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Hewlett-Packard
      Co.sec.                22,400    $    353,920
    International Business
      Machines Corp.         19,000       1,499,860
    Lexmark International,
      Inc.*sec.               2,200         130,724
    Storage Technology
      Corp.*                 22,000         388,960
                                       ------------
                                          3,171,683
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 4.1%
    Activision, Inc.*sec.     9,300         190,650
    CheckFree Corp.*            800          13,024
    Cisco Systems, Inc.*     88,500         989,430
    Computer Sciences
      Corp.*sec.             21,800         703,922
    Microsoft Corp.*         52,400       2,801,828
    Oracle Corp.*            45,400         462,626
    Tech Data Corp.*         12,600         402,570
                                       ------------
                                          5,564,050
                                       ------------
  CONGLOMERATES -- 0.6%
    3M Co.                    6,300         799,722
                                       ------------
  CONSTRUCTION -- 0.8%
    Centex Corp.              2,800         127,344
    KB Home                  10,400         490,880
    Lennar Corp.              2,400         132,408
    NVR, Inc.*                1,000         339,000
                                       ------------
                                          1,089,632
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 6.2%
    American Greetings
      Corp. Cl-A             26,958         405,448
    Dial Corp.               13,918         295,897
    Eastman Kodak Co.sec.    22,400         738,080
    Energizer Holdings,
      Inc.*                  28,900         862,376
    Fortune Brands, Inc.     20,900       1,046,254
    Johnson & Johnson Co.    39,400       2,314,751
    NBTY, Inc.*              14,600         227,030
    Philip Morris Co.,
      Inc.                   15,900         647,925
    Procter & Gamble Co.     16,000       1,415,200
    Rent-A-Center, Inc.*      5,500         243,925
                                       ------------
                                          8,196,886
                                       ------------
  CONTAINERS & PACKAGING -- 0.3%
    Ball Corp.                2,000          96,860
    Pactiv Corp.*             3,200          63,488
    Sealed Air Corp.*         3,200          49,024
    Smurfit-Stone
      Container Corp.*       14,900         193,849
                                       ------------
                                            403,221
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.2%
    Anixter International,
      Inc.*                  11,619         268,050
    Arrow Electronics,
      Inc.*                   9,800         128,674
    Avnet, Inc.sec.          23,400         217,620
    General Electric Co.     79,300       2,002,325
    Solectron Corp.*         43,100          96,975

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Tyco International
      Ltd.                    7,200    $    104,112
    Vishay
      Intertechnology,
      Inc.*                  11,100         114,330
                                       ------------
                                          2,932,086
                                       ------------
  ENTERTAINMENT & LEISURE -- 1.4%
    AOL Time Warner,
      Inc.*sec.              33,700         497,075
    Viacom, Inc. Cl-B*       29,900       1,333,839
                                       ------------
                                          1,830,914
                                       ------------
  FINANCIAL -- BANK & TRUST -- 4.7%
    Bank of America Corp.    40,351       2,816,500
    First Tennessee
      National Corp.         34,203       1,268,247
    New York Community
      Bancorp, Inc.sec.       5,600         162,736
    U.S. Bancorp             23,300         491,397
    UnionBanCal Corp.        14,700         627,690
    Wachovia Corp.           21,139         735,426
    Wells Fargo & Co.         5,707         288,032
                                       ------------
                                          6,390,028
                                       ------------
  FINANCIAL SERVICES -- 5.5%
    American Express Co.      6,900         250,953
    Bear Stearns
      Companies, Inc.sec.    15,400         940,170
    Capital One Financial
      Corp.sec.               9,000         274,230
    Citigroup, Inc.          44,904       1,659,203
    CNA Financial Corp.*      7,100         186,943
    Fannie Mae               19,700       1,317,142
    Freddie Mac               6,500         400,270
    H&R Block, Inc.sec.      25,100       1,113,938
    Household
      International,
      Inc.sec.               21,300         506,088
    John Hancock Financial
      Services, Inc.          6,800         199,240
    MBNA Corp.                  100           2,031
    Merrill Lynch & Co.,
      Inc.                   16,100         610,995
    Washington Mutual,
      Inc.                      600          21,456
                                       ------------
                                          7,482,659
                                       ------------
  FOOD -- 2.0%
    Archer Daniels Midland
      Co.                    37,450         510,069
    Chiquita Brands
      International, Inc.*    7,100          86,904
    ConAgra Foods,
      Inc.sec.               35,400         858,450
    Dean Foods Co.*           2,100          78,729
    Interstate Bakeries
      Corp.                   5,200         129,532
    SUPERVALU, Inc.          34,200         574,560
    Unilever NV NY
      Reg.sec.                3,400         217,634
    Winn-Dixie Stores,
      Inc.                   20,500         307,910
                                       ------------
                                          2,763,788
                                       ------------

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  FURNITURE -- 0.1%
    La-Z-Boy, Inc.            4,800    $    114,240
                                       ------------
  HEALTHCARE SERVICES -- 1.1%
    Amgen, Inc.*sec.         18,392         856,331
    Oxford Health Plans,
      Inc.*                  17,303         615,295
    WellPoint Health
      Networks, Inc.*           400          30,084
                                       ------------
                                          1,501,710
                                       ------------
  INDUSTRIAL PRODUCTS -- 0.2%
    Carlisle Companies,
      Inc.                      309          11,516
    Precision Castparts
      Corp.                  10,500         203,805
                                       ------------
                                            215,321
                                       ------------
  INSURANCE -- 4.3%
    Allstate Corp.           14,300         568,854
    American International
      Group, Inc.             9,650         603,608
    CIGNA Corp.              12,900         466,206
    Fidelity National
      Financial, Inc.        40,881       1,234,606
    First American Corp.     25,600         523,520
    MetLife, Inc.sec.        15,600         372,528
    Old Republic
      International Corp.    17,200         512,732
    Principal Financial
      Group, Inc.sec.        13,800         387,090
    Protective Life Corp.    29,223         835,193
    The Progressive Corp.       800          44,000
    UnumProvident Corp.      12,600         258,552
                                       ------------
                                          5,806,889
                                       ------------
  INTERNET SERVICES -- 0.5%
    GTECH Holdings Corp.*    26,500         689,000
                                       ------------
  MACHINERY & EQUIPMENT -- 0.2%
    AGCO Corp.                3,800          96,520
    Black & Decker Corp.      3,600         168,336
    Dover Corp.               1,900          47,652
                                       ------------
                                            312,508
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.4%
    Applera
      Corp. -- Applied
      Biosytems Group        11,400         230,622
    Bard, (C.R.), Inc.        2,100         117,453
    Chiron Corp.*sec.         4,600         181,700
    Fisher Scientific
      International, Inc.*   15,800         451,880
    Guidant Corp.*           11,200         331,184
    McKesson Corp.           17,500         521,675
                                       ------------
                                          1,834,514
                                       ------------
  METALS & MINING -- 0.2%
    Alcoa, Inc.sec.          13,100         288,986
                                       ------------

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  OFFICE EQUIPMENT  -- 0.4%
    IKON Office Solutions,
      Inc.sec.               10,300    $     72,924
    Office Depot, Inc.*       8,100         116,559
    Xerox Corp.*sec.         62,100         412,344
                                       ------------
                                            601,827
                                       ------------
  OIL & GAS -- 2.5%
    Exxon Mobil Corp.        53,600       1,804,176
    Marathon Oil Corp.       23,400         489,060
    Occidental Petroleum
      Corp.sec.              23,400         667,602
    Transocean, Inc.         20,500         450,590
                                       ------------
                                          3,411,428
                                       ------------
  PAPER & FOREST PRODUCTS -- 0.4%
    Georgia-Pacific Corp.    42,600         519,720
                                       ------------
  PERSONAL SERVICES -- 0.0%
    Service Corp.
      International          11,500          36,225
                                       ------------
  PHARMACEUTICALS -- 4.8%
    Endo Pharmaceuticals
      Holdings, Inc.*        15,400         104,412
    Merck & Co., Inc.        43,200       2,343,168
    Mylan Laboratories,
      Inc.                   12,300         387,081
    Pfizer, Inc.sec.         75,300       2,392,281
    Pharmacia Corp.          15,700         675,100
    Watson
      Pharmaceuticals,
      Inc.*                  22,200         610,278
                                       ------------
                                          6,512,320
                                       ------------
  RAILROADS -- 0.1%
    Union Pacific
      Corp.sec.               2,200         129,910
                                       ------------
  REAL ESTATE -- 0.0%
    Simon Property Group,
      Inc. [REIT]               800          27,320
                                       ------------
  RETAIL & MERCHANDISING -- 2.2%
    Dillard's, Inc.
      Cl-Asec.               42,300         697,527
    Federated Department
      Stores, Inc.*          37,800       1,160,460
    Home Depot, Inc.          7,400         213,712
    Penney, (J.C.) Co.,
      Inc.sec.                8,100         154,305
    Pier 1 Imports, Inc.      1,500          28,275
    Saks, Inc.*               7,000          75,950
    Staples, Inc.*            2,900          44,718
    Wal-Mart Stores,
      Inc.sec.               12,200         653,310
                                       ------------
                                          3,028,257
                                       ------------
  SEMICONDUCTORS -- 1.6%
    Applied Materials,
      Inc.*sec.               5,100          76,653
    ESS Technology, Inc.*    18,800         102,460
    Intel Corp.              75,200       1,300,960
    Intersil Corp. Cl-A*      2,400          40,776

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Micron Technology,
      Inc.*sec.               2,500    $     40,000
    QLogic Corp.*sec.         6,000         208,860
    Texas Instruments,
      Inc.                   20,600         326,716
                                       ------------
                                          2,096,425
                                       ------------
  TELECOMMUNICATIONS -- 3.9%
    Alltel Corp.sec.         14,300         710,853
    AT&T Corp.               54,700         713,288
    AT&T Wireless
      Services, Inc.*         3,437          23,612
    BellSouth Corp.          24,100         630,215
    CenturyTel, Inc.            300           8,499
    Motorola, Inc.           24,000         220,080
    Nextel Communications,
      Inc. Cl-A*              1,800          20,304
    PanAmSat Corp.*sec.       2,100          40,950
    QUALCOMM, Inc.*sec.       5,600         193,312
    SBC Communications,
      Inc.                   28,000         718,480
    Sprint Corp.sec.         35,589         442,015
    Verizon
      Communications, Inc.   40,900       1,544,385
                                       ------------
                                          5,265,993
                                       ------------
  TRANSPORTATION -- 0.0%
    FedEx Corp.               1,000          53,190
                                       ------------
  UTILITIES -- 0.8%
    Edison International
      Co.*                   68,000         683,400
    Exelon Corp.              3,900         196,560
    PG&E Corp.*               3,700          40,145
    Sempra Energysec.         2,307          51,077
    UGI Corp.                 3,100         120,249
                                       ------------
                                          1,091,431
                                       ------------
TOTAL COMMON STOCK
  (Cost $88,143,410)                     81,238,030
                                       ------------
                              PAR
                             (000)
                            -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.8%
    Federal Home Loan Mortgage Corp.
      4.875%, 03/15/07      $ 1,000       1,075,070
      5.50%, 07/15/06           700         766,903
      6.50%, 06/01/16-
         06/01/31             3,412       3,551,810
      7.00%, 06/01/14-
         08/01/29               759         799,344
                                       ------------
                                          6,193,127
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
  Federal National Mortgage Assoc.
      5.50%, 12/01/16-
         09/01/32           $ 1,676    $  1,715,566
      6.00%, 12/01/13-
         04/01/14               894         937,949
      6.50%, 06/18/24-
         01/01/32             2,811       2,911,771
      7.00%, 05/01/11-
         06/01/32             2,972       3,111,531
      7.50%, 07/01/29-
         09/01/30               537         568,624
                                       ------------
                                          9,245,441
                                       ------------
    Government National Mortgage Assoc.
      6.00%, 08/15/28           138         143,602
      6.50%, 05/15/28-
         03/15/29             1,043       1,088,598
      7.00%, 08/15/29-
         05/15/31             1,416       1,488,034
      7.50%, 05/15/30           404         430,174
                                       ------------
                                          3,150,408
                                       ------------
  (Cost $17,685,070)                     18,588,976
                                       ------------
CORPORATE OBLIGATIONS -- 10.7%
  AUTOMOBILE MANUFACTURERS -- 0.1%
    Ford Motor Co.
      7.45%, 07/16/31           250         191,472
                                       ------------
  AUTOMOTIVE PARTS -- 0.3%
    TRW, Inc.
      8.75%, 05/15/06           400         447,306
                                       ------------
  BROADCASTING -- 0.1%
    News America Holdings, Corp.
      8.25%, 08/10/18           200         195,484
                                       ------------
  CABLE TELEVISION -- 0.3%
    Comcast Cable
      Communications Corp.
      8.375%, 05/01/07          350         360,901
                                       ------------
  CONGLOMERATES -- 0.1%
    Tyco International Group SA
      6.125%, 01/15/09          200         172,255
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 0.2%
    Dial Corp.
      7.00%, 08/15/06           300         327,410
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.7%
    Dominion Resources, Inc.
      6.00%, 01/31/03         1,000       1,005,010
                                       ------------
  ENTERTAINMENT & LEISURE -- 0.2%
    AOL Time Warner, Inc.
      7.625%, 04/15/31          250         227,272
                                       ------------

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
  ENVIRONMENTAL SERVICES -- 0.4%
    Waste Management, Inc.
      7.00%, 10/15/06       $   300    $    312,531
      7.75%, 05/15/32 144A      300         294,032
                                       ------------
                                            606,563
                                       ------------
  FINANCIAL -- BANK & TRUST -- 1.9%
    Bank of America Corp.
      6.625%, 06/15/04          800         856,900
      5.25%, 02/01/07           700         750,036
    First Union National Bank
      7.80%, 08/18/10           400         481,116
    Goldman Sachs Group, Inc.
      5.70%, 09/01/12           300         307,487
                                       ------------
                                          2,395,539
                                       ------------
  FINANCIAL SERVICES -- 2.1%
    Citigroup, Inc.
      4.125%, 06/30/05          700         723,706
    Ford Motor Credit
      Corp.
      7.50%, 03/15/05           700         680,032
    General Electric Capital Corp.
      6.00%, 06/15/12           400         425,689
    General Motors
      Acceptance Corp.
      6.875%, 09/15/11          200         182,528
    Household Finance
      Corp.
      7.00%, 05/15/12           400         358,810
    Morgan Stanley Dean
      Witter & Co.
      5.80%, 04/01/07           350         375,386
                                       ------------
                                          2,746,151
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 0.3%
    Beckman Coulter, Inc.
      7.45%, 03/04/08           300         340,412
                                       ------------
  MISCELLANEOUS -- 1.5%
    Lehman Brothers, Inc.
      Targeted Return Index (TRAINS)
      Securities Trust Series 10-2002
      6.00%, 01/22/02 144A    1,094       1,170,234
    Morgan Stanley & Co., Inc.
      Traded Custody Receipts
      Series 2002-2 [TRCRS]
      7.054%, 03/01/32 144A
                                864         914,495
                                       ------------
                                          2,084,729
                                       ------------
  OIL & GAS -- 1.0%
    Anadarko Petroleum Corp.
      7.95%, 04/15/29           200         234,253
    Burlington Resources, Inc.
      6.50%, 12/01/11           500         552,032
    Constellation Energy
      7.00%, 04/01/12           600         592,419
                                       ------------
                                          1,378,704
                                       ------------

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
  PAPER & FOREST PRODUCTS -- 0.3%
    Temple-Inland, Inc.
      7.875%, 05/01/12      $   350    $    373,721
                                       ------------
  RETAIL & MERCHANDISING -- 0.2%
    Federated Department Stores
      8.50%, 06/01/10           200         235,696
                                       ------------
  TELECOMMUNICATIONS -- 0.3%
    AT&T Corp.
      6.00%, 03/15/09            39          37,684
    Cox Communications, Inc. Cl-A
      6.75%, 03/15/11           350         353,630
                                       ------------
                                            391,314
                                       ------------
  UTILITIES -- 0.7%
    Calpine Corp.
      8.25%, 08/15/05sec.       650         237,250
    Cilcorp, Inc.
      8.70%, 10/15/09           400         376,791
    Pepco Holdings, Inc.
      6.45%, 08/15/12 144A      350         348,654
                                       ------------
                                            962,695
                                       ------------
TOTAL CORPORATE
  OBLIGATIONS
  (Cost $14,581,574)                     14,442,634
                                       ------------
U.S. TREASURY OBLIGATIONS -- 9.2%
    U.S. Treasury Bonds
      6.375%, 08/15/27        2,000       2,342,188
                                       ------------
    U.S. Treasury Notes
      1.875%, 09/30/04        2,500       2,511,318
      3.50%, 11/15/06sec.       100         103,742
      3.25%, 08/15/07sec.     2,000       2,046,642
      4.75%, 11/15/08         1,800       1,955,673
      4.375%, 08/15/12sec.    3,300       3,426,845
                                       ------------
                                         10,044,220
                                       ------------
  (Cost $11,998,055)                     12,386,408
                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.9%
    Commercial Mortgage Acceptance Corp. Series
      1998-C2 Cl-X
      10.51%, 09/15/30 [IO]
                              7,453         384,262
    Credit-Based Asset
      Servicing and Securitization
      Series 2001-CB2 Cl-A2F
      5.974%, 07/25/05        1,000       1,036,995
    DLJ Commercial Mortgage Corp.
      Series 2000-CKP1 Cl-S
      11.45%, 10/10/10 [IO]
                              9,142         575,384
    First Union National Bank
      Commercial Mortgage
      Series 2002-C1 Cl-A2
      6.141%, 02/12/34          700         766,566
    GMAC Commercial
      Mortgage Securities, Inc.
      Series 2002-C2 Cl-A1
      4.321%, 03/15/07          575         596,763

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    J.P. Morgan Chase
      Commercial Mortgage Corp.
      Series 2002-Fl1A Cl-A2
      2.279%, 02/14/14 144A
                            $   500    $    500,429
    NationsLink Funding Corp.
      Series 1998-2 Cl-A1
      6.001%, 08/20/30           72          77,271
                                       ------------
  (Cost $3,776,171)                       3,937,670
                                       ------------
ASSET BACKED SECURITIES -- 2.1%
    AmeriCredit Automobile Receivables Trust
      Series 1999-D Cl-A3
      7.02%, 12/12/05           509         526,164
    CIT RV Trust Series
      1998-A Cl-A4
      6.09%, 02/15/12            94          97,232
    CPL Transition Funding LLC
      Series 2002-1 Cl-A4
      5.96%, 07/15/15           950       1,034,924
    Ford Credit Auto Owner Trust
      Series 2002-A Cl-B
      4.79%, 11/15/06           300         311,946
    Long Beach Assets Holdings Corp.
      Series 2002-2
      8.50%, 07/25/32 144A      346         346,048
    Onyx Acceptance Auto Trust
      Series 2002-A Cl-A4
      12.50%, 10/20/08          188         186,763
    Peco Energy Transition Trust
      Series 1999-A Cl-A6
      6.05%, 03/01/09           300         330,165
                                       ------------
  (Cost $2,679,346)                       2,833,242
                                       ------------
SOVEREIGN ISSUES -- 0.4%
  CANADA
    Province of Ontario
      3.50%, 09/17/07
  (Cost $546,905)               550         553,587
                                       ------------
                            PRINCIPAL
                            IN LOCAL
                            CURRENCY
                              (000)
                            ---------
FOREIGN BONDS -- 0.2%
PAPER & FOREST PRODUCTS
    Norske
      Skogindustrier --
      (NOK)
      7.625%, 10/15/11
         144A
  (Cost $304,937)                300          320,048
                                         ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.3%
  U.S. GOVERNMENT AGENCY OBLIGATIONS
    Federal Home Loan Bank
      1.45%, 11/01/02
  (Cost $1,800,000)         $ 1,800    $  1,800,000
                                       ------------
TOTAL INVESTMENTS --100.7%
  (Cost $141,515,468)                   136,100,595
LIABILITIES IN EXCESS OF
  OTHER ASSETS# -- (0.7%)                  (970,388)
                                       ------------
NET ASSETS -- 100.0%                   $135,130,207
                                       ============

# Cash of $71,250 has been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2002:

                       EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION              MONTH       CONTRACTS    DEPRECIATION
-----------            ----------    ---------    ------------
S&P 500 Index            12/02           5          $(3,250)
                                                    =======

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF DEAM INTERNATIONAL EQUITY FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
FOREIGN STOCK -- 94.1%
  AUSTRALIA -- 4.1%
    Amcor Ltd.                16,115    $    72,717
    Australia & New Zealand
      Banking Group Ltd.      11,546        120,669
    BHP Billiton Ltd.         37,441        201,365
    BHP Steel Ltd.*            7,961         13,167
    Brambles Industries
      Ltd.                     8,498         32,309
    Commonwealth Bank of
      Australia               12,908        217,794
    CSR Ltd.                  13,229         40,383
    Foster's Group Ltd.       20,684         54,531
    General Property Trust    83,141        130,130
    Lend Lease Corp. Ltd.      9,060         49,933
    National Australia Bank
      Ltd.                    14,832        282,939
    News Corp. Ltd.           18,119        107,001
    News Corp. Ltd. Pfd.      19,403         95,845
    Rio Tinto Ltd.             4,650         82,459
    Telstra Corp. Ltd.        49,787        131,533
    Wesfarmers Ltd.            7,616        111,383
    Westfield Trust           52,273         98,644
    Westpac Banking Corp.
      Ltd.                    16,997        133,959
    WMC Ltd.                  18,360         77,344
    Woolworths Ltd.           14,913        101,891
                                        -----------
                                          2,155,996
                                        -----------
  BELGIUM -- 2.4%
    Agfa Gevaert NV           31,900        595,498
    Almanij NV                   800         27,016
    Delhaize Group             3,700         57,711
    Fortis                    30,400        556,356
                                        -----------
                                          1,236,581
                                        -----------
  FINLAND -- 2.0%
    Nokia Oyj                 61,600      1,046,218
                                        -----------
  FRANCE -- 7.4%
    Assurances Generales de
      France                   8,500        294,537
    Axa SA                     5,500         82,083
    BNP Paribas SA            12,400        494,394
    Carrefour SA               7,200        334,270
    Groupe Danone SA           3,200        415,144
    Renault SA                 6,900        324,579
    Sanofi-Synthelabo SA       5,000        305,763
    Schneider Electric SA      7,500        347,604
    Societe Generale Cl-A      1,200         60,786
    TotalFinaELF SA            6,400        881,627
    Valeo SA                  10,700        315,245
                                        -----------
                                          3,856,032
                                        -----------
  GERMANY -- 4.5%
    Allianz AG                 1,800        189,097
    Bayer AG                   2,100         39,847
    Celanese AG               16,500        311,774
    DaimlerChrysler AG        12,800        440,496
    Deutsche Lufthansa AG     38,500        441,516
    E.ON AG                    4,000        179,447

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Gehe AG                    1,600    $    61,242
    Muenchener
      Rueckversicherungs-
      Gesellschaft AG          2,400        306,747
    RWE AG                     1,300         40,412
    SAP AG                       800         61,638
    Siemens AG                 5,000        236,638
    Volkswagen AG                700         26,391
                                        -----------
                                          2,335,245
                                        -----------
  HONG KONG -- 1.7%
    CK Life Sciences
      International
      (Holdings), Inc.        11,100         73,653
    CLP Ltd.                  20,200         81,845
    Hang Seng Bank Ltd.       13,500        145,834
    Henderson Land
      Development Co. Ltd.    10,800         32,819
    Hong Kong & China Gas
      Co. Ltd.                60,300         79,250
    Hong Kong Electric
      Holdings Ltd.           11,700         47,555
    Hutchison Whampoa Ltd.    32,300        198,792
    Johnson Electric
      Holdings Ltd.           37,600         39,774
    Li & Fung Ltd.            32,500         32,295
    Sun Hung Kai Properties
      Ltd.                    17,900        111,544
    Swire Pacific Ltd. Cl-A   13,100         55,094
                                        -----------
                                            898,455
                                        -----------
  IRELAND -- 1.9%
    Allied Irish Banks PLC    43,000        602,563
    Bank of Ireland           36,700        407,063
                                        -----------
                                          1,009,626
                                        -----------
  ITALY -- 3.6%
    Autogrill SPA              9,200         82,819
    Enel SPA                   4,800         23,578
    Eni SPA                   21,300        295,737
    Merloni
      Elettrodomestici SPA    39,100        436,393
    Telecom Italia Mobile
      SPA                    112,700        523,449
    Telecom Italia SPA
      Cl-RNC                  64,700        513,873
    UniCredito Italiano SPA    6,300         23,708
                                        -----------
                                          1,899,557
                                        -----------
  JAPAN -- 20.3%
    Acom Co. Ltd.                960         29,700
    Advantest Corp.            1,000         32,896
    Aeon Co. Ltd.              3,000         73,711
    Ajinomoto Co., Inc.        6,000         61,564
    Asahi Glass Co. Ltd.      10,200         61,030
    Asahi Kasei Corp.         12,700         28,198
    Bank of Yokohama Ltd.     12,100         50,669
    Bridgestone Corp.          8,000         99,717
    Canon, Inc.                8,800        324,686
    Central Japan Railway
      Co.                         15         90,730

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Chubu Electric Power
      Co., Inc.                5,700    $    95,150
    Credit Saison Co. Ltd.     1,700         33,582
    Dai Nippon Printing Co.
      Ltd.                     4,000         40,880
    Daicel Chemical
      Industries Ltd.         19,200         56,422
    Daiichi Pharmaceutical
      Co. Ltd.                 4,800         70,135
    Daikin Industries Ltd.     4,000         62,103
    Daiwa House Industry
      Co. Ltd.                 9,000         48,194
    Daiwa Securities Group,
      Inc.                    15,000         70,037
    Denso Corp.                6,800        108,406
    East Japan Railway Co.        28        127,537
    Eisai Co. Ltd.             2,900         62,613
    FANUC Ltd.                 1,900         75,221
    Fuji Photo Film Co.
      Ltd.                     4,300        118,639
    Fujitsu Ltd.              18,000         58,332
    Hitachi Ltd.              26,800        104,788
    Honda Motor Co. Ltd.       6,400        229,344
    Hoya Corp.                 1,200         82,380
    Ito-Yokado Co. Ltd.        3,000         93,546
    Itochu Corp.              21,000         43,541
    Japan Airlines System
      Corp.*                  19,000         39,394
    Japan Tobacco, Inc.           11         70,666
    JFE Holdings, Inc.*        3,800         46,404
    Kajima Corp.              18,000         52,014
    Kansai Electric Power
      Co.                      7,300        103,327
    Kao Corp.                  4,000         91,424
    Keihin Electric Express
      Railway Co. Ltd.        15,900         71,903
    Kinki Nippon Railway
      Co. Ltd.                20,100         51,027
    Kirin Brewery Co. Ltd.     7,700         47,643
    Komatsu Ltd.              14,800         47,237
    Konami Corp.               2,000         47,671
    Kubota Corp.              22,000         55,491
    Kyocera Corp.              1,700        100,191
    Kyushu Electric Power
      Co., Inc.                5,300         72,163
    Marui Co. Ltd.             4,800         44,589
    Matsushita Electric
      Industrial Co. Ltd.     19,000        199,141
    Meitec Corp.               1,700         37,953
    Millea Holding, Inc.*         13         97,097
    Mitsubishi Chemical
      Corp.                   30,000         51,916
    Mitsubishi Corp.          12,000         74,935
    Mitsubishi Electric
      Corp.                   21,100         53,565
    Mitsubishi Estate Co.
      Ltd.                    12,000         89,726
    Mitsubishi Heavy
      Industries Ltd.         34,000         72,160
    Mitsubishi Mining &
      Smelting Co. Ltd.       16,700         31,354
    Mitsubishi Rayon Co.
      Ltd.                    18,000         37,468
    Mitsubishi Tokyo
      Financial Group, Inc.       41        267,407
    Mitsui & Co. Ltd.         16,000         75,621

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Mitsui Banking Corp.      40,000    $   165,543
    Mitsui Fudosan Co. Ltd.   10,000         76,649
    Mitsui Sumitomo
      Insurance Co. Ltd.      10,000         41,549
    Mizuho Holdings, Inc.         71        107,799
    Murata Manufacturing
      Co. Ltd.                 2,500        118,157
    NEC Corp.                 16,600         60,977
    NGK Insulators Ltd.       10,200         57,783
    Nidec Corp.                  900         54,659
    Nikon Corp.                4,000         27,950
    Nintendo Co. Ltd.          1,100        105,954
    Nippon Express Co. Ltd.   15,000         61,221
    Nippon Mitsubishi Oil
      Corp.                   14,100         54,441
    Nippon Steel Corp.        77,000         87,996
    Nippon Unipac Holding          9         41,361
    Nippon Yusen Kabushiki
      Kaisha                  21,900         64,892
    Nissan Motor Co. Ltd.     28,700        220,452
    Nisshin Seifun Group,
      Inc.                    10,000         68,078
    Nitto Denko Corp.          1,900         50,095
    Nomura Holdings, Inc.     18,000        207,173
    NSK Ltd.                  16,000         38,529
    NTT Corp.                     76        278,549
    NTT Data Corp.                12         36,243
    NTT DoCoMo, Inc.              91        167,877
    Oji Paper Co. Ltd.        15,000         64,772
    Oriental Land Co.            900         51,720
    Orix Corp.                   700         39,598
    Pioneer Corp.              2,800         47,769
    Promise Co. Ltd.           1,000         32,407
    Ricoh Co. Ltd.             4,000         71,507
    Rohm Co. Ltd.              1,100        138,548
    Sankyo Co. Ltd.            3,000         35,362
    Sanyo Electric Co. Ltd.   19,600         52,637
    Secom Co. Ltd.             2,700         95,432
    Sekisui House Ltd.        11,000         80,902
    Seven-Eleven Japan Co.
      Ltd.                     2,100         59,311
    Sharp Corp.               10,000         84,077
    Shimamura Co. Ltd.           800         51,197
    Shimano, Inc.              4,000         58,936
    Shimizu Corp.             17,000         51,067
    Shin-Etsu Chemical Co.
      Ltd.                     4,100        126,508
    Showa Shell Sekiyu KK      9,800         55,437
    Skylark Co. Ltd.           3,100         51,622
    SMC Corp.                    800         63,344
    SoftBank Corp.             4,000         30,431
    Sony Corp.                 8,200        352,750
    Sumitomo Chemical Co.
      Ltd.                    20,000         59,915
    Sumitomo Corp.            10,000         43,345
    Sumitomo Electric
      Industries Ltd.          7,600         38,587
    Taisho Pharmaceutical
      Co. Ltd.                 3,700         57,959
    Takeda Chemical
      Industries Ltd.          8,000        332,392

ASAF DEAM INTERNATIONAL EQUITY FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Takefuji Corp.             1,050    $    44,055
    Teijin Ltd.               12,000         28,113
    The Joyo Bank Ltd.        20,000         56,324
    The Shizouka Bank Ltd.    11,800         73,493
    Tohoku Electric Power
      Co., Inc.                6,800         90,477
    Tokyo Electric Power
      Co., Inc.               11,700        216,320
    Tokyo Electron Ltd.        1,600         64,519
    Tokyo Gas Co. Ltd.        27,800         81,240
    Tokyo Style Co.            8,000         64,062
    Toppan Printing Co.
      Ltd.                     6,300         46,849
    Toray Industries, Inc.    16,000         34,349
    Toshiba Corp.             30,700         76,934
    Tostem Inax Holding
      Corp.                    3,000         40,406
    Toto Ltd.                 14,100         44,197
    Toyota Motor Corp.        25,600        622,728
    Yamanouchi
      Pharmaceutical Co.
      Ltd.                     3,300         80,812
    Yamato Transport Co.
      Ltd.                     4,000         56,977
                                        -----------
                                         10,606,552
                                        -----------
  LUXEMBOURG -- 0.6%
    Arcelor*                  31,300        338,179
                                        -----------
  NETHERLANDS -- 5.3%
    ABN AMRO Holding NV        5,300         77,839
    ING Groep NV              32,900        550,305
    Koninklijke (Royal) KPN
      NV                     135,600        859,442
    Koninklijke (Royal)
      Philips Electronics
      NV                       6,500        116,512
    Royal Dutch Petroleum
      Co.                     18,200        787,284
    Unilever NV                4,200        269,319
    Wolters Kluwer NV          7,700        135,048
                                        -----------
                                          2,795,749
                                        -----------
  NEW ZEALAND -- 0.1%
    Telecom Corp. of New
      Zealand Ltd.            30,146         74,167
                                        -----------
  SINGAPORE -- 0.8%
    DBS Group Holdings Ltd.   13,300         93,404
    Oversea-Chinese Banking
      Corp. Ltd.              14,200         83,640
    Singapore Airlines Ltd.   11,900         74,136
    Singapore
      Telecommunications
      Ltd.                    62,700         51,135
    United Overseas Bank
      Ltd.                    14,200        107,766
                                        -----------
                                            410,081
                                        -----------
  SPAIN -- 3.7%
    Amadeus Global Travel
      Distribution SA Cl-A    96,400        475,427
    Banco Bilbao Vizcaya
      Argentaria SA           20,500        195,302

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Banco Santander Central
      Hispano SA              24,900    $   152,640
    Corporacion Mapfre SA     75,000        507,294
    Endesa SA                  1,700         17,559
    Iberdrola SA              19,900        236,489
    Repsol YPF SA             30,500        344,940
                                        -----------
                                          1,929,651
                                        -----------
  SWEDEN -- 2.9%
    Electrolux AB Cl-B        21,000        318,595
    Nobel Biocare Holding
      AG*                      2,300        127,777
    SKF AB Cl-B               18,700        468,415
    Svenska Cellulosa AB
      Cl-B                    10,500        320,887
    Svenska Handlesbanken
      AB Cl-A                 20,600        263,062
                                        -----------
                                          1,498,736
                                        -----------
  SWITZERLAND -- 5.5%
    Adecco SA                  3,731        146,592
    Clariant AG               24,799        390,584
    Nestle SA                  3,456        740,978
    Novartis AG               28,192      1,075,207
    Roche Holding AG           5,980        423,326
    STMicroelectronics NV      1,000         19,856
    Swiss Reinsurance          1,405         97,557
                                        -----------
                                          2,894,100
                                        -----------
  UNITED KINGDOM -- 27.3%
    AstraZeneca Group PLC     19,400        723,881
    Barclays PLC              91,500        632,733
    BHP Billiton PLC           4,752         23,196
    BP PLC                   264,000      1,693,420
    British American
      Tobacco PLC             52,300        535,126
    British Sky
      Broadcasting Group
      PLC*                       700          6,609
    BT Group PLC             106,900        303,551
    Cadbury Schweppes PLC     46,300        301,336
    EMAP PLC                  31,500        361,729
    Gallaher Group PLC*       22,300        219,099
    GlaxoSmithKline PLC       60,500      1,154,761
    HBOS PLC                  58,900        651,956
    HSBC Holdings PLC        102,400      1,140,661
    Imperial Tobacco Group
      PLC*                     1,600         25,032
    Inchcape PLC                 800          8,595
    Invensys PLC             445,500        446,072
    Lloyds TSB Group PLC      41,100        353,656
    Misys PLC                151,800        495,764
    National Grid Transco
      PLC                     71,537        509,236
    Next PLC                  37,600        523,546
    Northern Rock PLC         32,800        346,381
    Reckitt Benckiser PLC     26,700        484,558
    Reed Elsevier PLC          2,200         19,430
    Rio Tinto PLC              4,900         88,543
    Royal Bank of Scotland
      Group PLC               35,900        844,732

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Scottish Power PLC        47,700    $   261,940
    Shell Transport &
      Trading Co. PLC         78,600        505,100
    Stagecoach Group PLC     904,200        208,657
    United Business Media
      PLC                     23,300         93,320
    Vodafone Group PLC       573,300        921,596
    Wimpey, (George) PLC      87,300        375,598
                                        -----------
                                         14,259,814
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $55,460,073)                     49,244,739
                                        -----------
                               PAR
                              (000)
                              -----
SHORT-TERM INVESTMENTS -- 0.9%
  U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      1.63%, 01/23/03#
      (Cost $448,314)        $   450        448,537
                                        -----------
TOTAL INVESTMENTS -- 95.0%
  (Cost $55,908,387)                     49,693,276
OTHER ASSETS LESS
  LIABILITIES -- 5.0%                     2,608,119
                                        -----------
NET ASSETS -- 100.0%                    $52,301,395
                                        ===========

Foreign currency exchange contracts outstanding at October 31, 2002:

                                                                     UNREALIZED
SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS AT   APPRECIATION/
MONTH        TYPE       RECEIVE           FOR          VALUE       (DEPRECIATION)
---------------------------------------------------------------------------------
12/02         Buy   EUR   5,908,000   $ 5,774,854   $ 5,833,449       $ 58,595
12/02         Buy   GBP   2,103,000     3,259,546     3,278,254         18,708
12/02         Buy   JPY 340,597,000     2,802,508     2,784,565        (17,943)
                                      -----------   -----------       --------
                                      $11,836,908   $11,896,268       $ 59,360
                                      ===========   ===========       ========

SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS AT    UNREALIZED
MONTH        TYPE       DELIVER           FOR          VALUE       DEPRECIATION
-------------------------------------------------------------------------------
12/02               EUR   5,075,269   $ 4,940,000   $ 5,011,226     $ (71,226)
             Sell
12/02               GBP   1,811,509     2,800,000     2,823,863       (23,863)
             Sell
12/02               JPY 290,540,422     2,367,000     2,375,326        (8,326)
             Sell
                                      -----------   -----------     ---------
                                      $10,107,000   $10,210,415     $(103,415)
                                      ===========   ===========     =========

# Securities with an aggregate market value of $448,537 have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2002:

                                                              UNREALIZED
                                   EXPIRATION   NUMBER OF   APPRECIATION/
DESCRIPTION                          MONTH      CONTRACTS   (DEPRECIATION)
-----------                        ----------   ---------   --------------
DJ Euro STOXX 50 Index               12/02         38          $72,045
FTSE 100 Index                       12/02         14           24,614
S&P ASX 200 Index                    12/02          5            6,745
TOPIX Index                          12/02          9           (6,162)
                                                               -------
                                                               $97,242
                                                               =======

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of October 31, 2002. Percentages are based on net assets.

INDUSTRY
--------
Airlines                                      1.1%
Automobile Manufacturers                      3.5%
Automotive Parts                              1.0%
Beverages                                     0.2%
Building Materials                            0.4%
Business Services                             0.7%
Chemicals                                     2.1%
Clothing & Apparel                            0.1%
Computer Hardware                             1.1%
Computer Services & Software                  0.2%
Conglomerates                                 1.3%
Construction                                  1.2%
Consumer Products & Services                  2.9%
Containers & Packaging                        0.1%
Electronic Components & Equipment             5.5%
Entertainment & Leisure                       0.4%
Farming & Agriculture                         1.6%
Financial -- Bank & Trust                    16.7%
Financial Services                            0.9%
Food                                          4.5%
Industrial Products                           1.2%
Insurance                                     4.1%
Internet Services                             0.1%
Machinery & Equipment                         1.2%
Medical Supplies & Equipment                  0.2%
Metals & Mining                               1.9%
Office Equipment                              0.8%
Oil & Gas                                     9.1%
Paper & Forest Products                       0.8%
Pharmaceuticals                               8.4%
Printing & Publishing                         1.7%
Real Estate                                   1.3%
Retail & Merchandising                        1.9%
Semiconductors                                0.4%
Telecommunications                            9.4%
Transportation                                2.3%
Utilities                                     3.8%
                                             -----
TOTAL                                        94.1%
                                             =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF FEDERATED HIGH YIELD BOND FUND

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
CORPORATE OBLIGATIONS -- 87.4%
  ADVERTISING -- 0.3%
    Advanstar Communications, Inc.
      12.00%, 02/15/11        $   525    $    317,625
    Advanstar, Inc.
      15.00%, 10/15/11 [STEP]
                                  225          56,813
                                         ------------
                                              374,438
                                         ------------
  AEROSPACE -- 0.6%
    Alliant Techsystems,
      Inc.
      8.50%, 05/15/11             325         346,125
    Anteon Corp.
      12.00%, 05/15/09            412         447,020
                                         ------------
                                              793,145
                                         ------------
  AUTOMOTIVE PARTS -- 3.8%
    Accuride Corp. Cl-B
      9.25%, 02/01/08             225         102,375
    Advance Stores Co., Inc.
      10.25%, 04/15/08            450         474,750
    American Axle &
      Manufacturing, Inc.
      9.75%, 03/01/09             650         685,750
    Arvin Industries, Inc.
      6.75%, 03/15/08             600         543,750
      7.125%, 03/15/09            200         182,500
    Collins & Aikman Products Corp.
      11.50%, 04/15/06            225         185,625
      10.75%, 12/31/11            650         601,250
    Lear Corp.
      7.96%, 05/15/05             275         287,375
    Lear Corp. Cl-B
      8.11%, 05/15/09           2,000       2,099,999
    United Auto Group, Inc.
      9.625%, 03/15/12 144A       200         191,000
                                         ------------
                                            5,354,374
                                         ------------
  BEVERAGES -- 0.7%
    Constellation Brands,
      Inc.
      8.00%, 02/15/08             650         690,625
    Cott Beverages, Inc.
      8.00%, 12/15/11             300         315,000
                                         ------------
                                            1,005,625
                                         ------------
  BROADCASTING -- 2.5%
    Acme Television Co. Cl-B
      10.875%, 09/30/04           700         703,500
    Chancellor Media Corp.
      8.00%, 11/01/08           1,025       1,089,063
    Clear Channel Communications
      Corp. Cl-B
      8.125%, 12/15/07          1,250       1,306,249
    Liberty Media Group
      7.75%, 07/15/09             425         450,071
    UIH Australia Pacific, Inc. Cl-B
      14.00%, 05/15/06+,
      ++++                        325           4,063
                                         ------------
                                            3,552,946
                                         ------------

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
  BUILDING MATERIALS -- 0.9%
    American Builders & Contractors
      Supply Co., Inc. Cl-B
      10.625%, 05/15/07       $   300    $    310,500
    Associated Materials,
      Inc.
      9.75%, 04/15/12 144A        325         333,125
    NCI Building Systems, Inc. Cl-B
      9.25%, 05/01/09             650         650,000
                                         ------------
                                            1,293,625
                                         ------------
  BUSINESS SERVICES -- 0.4%
    Sitel Corp.
      9.25%, 03/15/06             550         503,250
                                         ------------
  CABLE TELEVISION -- 2.7%
    Charter Communications
      Holdings LLC
      10.00%, 04/01/09            200          87,000
      12.737%, 01/15/11
      [STEP]                    2,275         557,375
      12.503%, 04/01/11
      [STEP]                    2,200         693,000
      10.00%, 05/15/11            450         195,750
    CSC Holdings, Inc.
      7.875%, 12/15/07            725         601,750
      8.125%, 07/15/09            625         515,625
      9.875%, 02/15/13            300         231,000
    Lenfest Communications, Inc.
      10.50%, 06/15/06            525         530,250
    Lin Television Corp.
      8.00%, 01/15/08             400         422,000
    United Pan-Europe
      Communication Corp.
      12.481%, 08/01/09
      [STEP]+, ++++             1,593          75,668
                                         ------------
                                            3,909,418
                                         ------------
  CHEMICALS -- 2.6%
    Equistar Chemical Funding Corp.
      10.125%, 09/01/08           400         362,000
    FMC Corp.
      10.25%, 11/01/09 144A       325         335,563
    General Chemical
      Industry Products,
      Inc.
      10.625%, 05/01/09           500         367,500
    Huntsman ICI Chemicals Corp.
      10.125%, 07/01/09           500         392,500
    Lyondell Chemical Co.
      9.625%, 05/01/07            475         456,000
      9.50%, 12/15/08             150         141,000
      10.875%, 05/01/09           900         760,500
    Texas Petrochemical
      Corp.
      11.125%, 07/01/06           500         302,500
    United Industries Corp. Cl-B
      9.875%, 04/01/09            675         658,125
                                         ------------
                                            3,775,688
                                         ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
  CLOTHING & APPAREL -- 1.2%
    GFSI, Inc. Cl-B
      9.625%, 03/01/07        $   675    $    533,250
    Pillowtex Corp.
      9.00%, 12/15/07+            575               0
    Russell Corp.
      9.25%, 05/01/10 144A        550         569,250
    William Carter Co.
      10.875%, 08/15/11           500         542,500
                                         ------------
                                            1,645,000
                                         ------------
  COMPUTER HARDWARE -- 0.4%
    Seagate Technology HDD Holdings
      8.00%, 05/15/09 144A        575         589,375
                                         ------------
  CONGLOMERATES -- 0.7%
    Eagle-Picher Industries, Inc.
      9.375%, 03/01/08          1,025         640,625
    Tyco International Group
      5.80%, 08/01/06             350         304,938
                                         ------------
                                              945,563
                                         ------------
  CONSTRUCTION -- 0.8%
    MMI Products, Inc. Cl-B
      11.25%, 04/15/07            850         824,500
    Nortek, Inc.
      9.125%, 09/01/07            325         320,125
                                         ------------
                                            1,144,625
                                         ------------
  CONSUMER PRODUCTS & SERVICES -- 5.9%
    Albecca, Inc.
      10.75%, 08/15/08            675         728,156
    American Achievement Corp.
      11.625%, 01/01/07           725         750,375
    American Greetings Corp.
      11.75%, 07/15/08            575         618,125
    Amscan Holdings, Inc.
      9.875%, 12/15/07            600         555,000
    Cabot Safety Corp.
      12.50%, 07/15/05            450         452,250
    Chattem, Inc. Cl-B
      8.875%, 04/01/08            525         535,500
    Coinmach Corp.
      9.00%, 02/01/10             425         444,125
    Diamond Brands
      Operating, Inc.
      10.125%, 04/15/08+,
      ++++                         50               5
      12.83%, 04/15/09
      [STEP]+, ++++                50               5
    Foamex L.P. Capital
      Corp.
      13.50%, 08/15/05            625         128,125
      9.875%, 06/15/07            100          19,500
      10.75%, 04/01/09 144A       375         211,875
    Glenoit Corp.
      11.00%, 04/15/07+,
      ++++                        175               2
    ICON Health & Fitness, Inc.
      11.25%, 04/01/12 144A       325         303,875
    Ingram Micro, Inc.
      9.875%, 08/15/08            600         627,000

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    Jostens, Inc.
      12.75%, 05/01/10        $   625    $    706,250
    Levi Strauss & Co.
      11.625%, 01/15/08           750         740,625
    NBTY, Inc. Cl-B
      8.625%, 09/15/07            150         152,250
    Playtex Products, Inc.
      9.375%, 06/01/11            800         855,999
    Revlon Consumer Products Corp.
      8.625%, 02/01/08            550         178,750
    Sleepmaster, Inc.
      11.00%, 05/15/09+,
      ++++                        250          56,250
    Volume Services America, Inc.
      11.25%, 03/01/09            400         382,000
                                         ------------
                                            8,446,042
                                         ------------
  CONTAINERS & PACKAGING -- 3.3%
    Berry Plastic
      10.75%, 07/15/12            250         261,250
    Graham Packaging Co.
      5.545%, 01/15/08 [FRN]
                                  450         330,750
      8.75%, 01/15/08             150         131,250
    Greif Brothers Corp.
      8.875%, 08/01/12 144A       400         416,000
    Huntsman Packaging Corp.
      13.00%, 06/01/10            575         457,125
    Jefferson Smurfit Corp.
      8.25%, 10/01/12 144A        200         202,000
    Owens-Brockway Glass
      Container Corp.
      8.875%, 02/15/09            350         358,750
    Owens-Illinois, Inc.
      7.85%, 05/15/04             500         485,000
      8.10%, 05/15/07             450         427,500
      7.35%, 05/15/08             350         320,250
    Plastipak Holdings, Inc.
      10.75%, 09/01/11            325         341,250
    Pliant Corp.
      13.00%, 06/01/10            400         318,000
    Riverwood International Corp.
      10.625%, 08/01/07           575         602,312
    Russell-Stanley Holdings, Inc.
      9.00%, 11/30/08 144A         43          19,631
                                         ------------
                                            4,671,068
                                         ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.0%
    Amphenol Corp.
      9.875%, 05/15/07            260         269,100
    Stoneridge, Inc.
      11.50%, 05/01/12            525         438,375
    WESCO Distribution, Inc. Cl-B
      9.125%, 06/01/08            925         744,625
                                         ------------
                                            1,452,100
                                         ------------
  ENTERTAINMENT & LEISURE -- 10.0%
    AMC Entertainment, Inc.
      9.50%, 03/15/09             125         111,250
      9.875%, 02/01/12            350         311,500
    AMF Bowling Worldwide, Inc.
      13.00%, 02/28/08            500         515,000

ASAF FEDERATED HIGH YIELD BOND FUND

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    Boyd Gaming Corp.
      8.75%, 04/15/12         $   400    $    406,000
    Coast Hotels & Casinos, Inc.
      9.50%, 04/01/09             400         420,000
    Florida Panthers Holdings, Inc.
      9.875%, 04/15/09            725         750,375
    Hard Rock Hotel, Inc.
      9.25%, 04/01/05             350         348,250
    Harrahs Operating Co., Inc.
      7.875%, 12/15/05            675         713,813
    Isle of Capri Casinos,
      Inc.
      9.00%, 03/15/12             450         454,500
    Mandalay Resort Group
      10.25%, 08/01/07          1,050       1,123,500
      9.50%, 08/01/08             300         328,500
    MGM Mirage, Inc.
      9.75%, 06/01/07           1,000       1,095,000
      8.50%, 09/15/10             900         969,750
    Mohegan Tribal Gaming
      8.00%, 04/01/12             200         206,000
    Park Place Entertainment Corp.
      9.375%, 02/15/07             75          79,500
      7.875%, 03/15/10            675         675,000
      8.125%, 05/15/11            850         854,250
    Penn National Gaming, Inc. Cl-B
      11.125%, 03/01/08           300         322,500
    Premier Parks, Inc.
      9.75%, 06/15/07             250         231,250
      10.448%, 04/01/08
      [STEP]                    1,950       1,715,999
    Regal Cinemas, Inc.
      9.375%, 02/01/12            675         708,750
    Sun International Ltd.
      8.875%, 08/15/11            400         396,000
    True Temper Sports, Inc.
      10.875%, 12/01/08           425         439,875
    Venetian Casino Resort LLC
      11.00%, 06/15/10 144A       625         643,750
    Wynn Las Vegas LLC
      12.00%, 11/01/10            375         352,500
                                         ------------
                                           14,172,812
                                         ------------
  ENVIRONMENTAL SERVICES -- 2.8%
    Allied Waste North
      America Co. Cl-B
      7.625%, 01/01/06          1,100       1,072,500
      8.875%, 04/01/08            750         753,750
      8.50%, 12/01/08             225         221,625
      7.875%, 01/01/09            150         144,750
      10.00%, 08/01/09          1,475       1,428,906
    Synagro Technologies,
      Inc.
      9.50%, 04/01/09             400         416,000
                                         ------------
                                            4,037,531
                                         ------------

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
  FARMING & AGRICULTURE -- 0.9%
    AGCO Corp.
      9.50%, 05/01/08         $   750    $    791,250
    Dimon, Inc.
      9.625%, 10/15/11            325         338,813
    Pilgrim's Pride Corp.
      9.625%, 09/15/11            225         183,375
                                         ------------
                                            1,313,438
                                         ------------
  FINANCIAL SERVICES -- 2.4%
    Armkel Finance, Inc.
      9.50%, 08/15/09             425         454,750
    Caithness Coso Fund
      Corp.
      9.05%, 12/15/09             728         702,948
    PCA Finance Corp.
      11.875%, 08/01/09 144A      575         577,875
    Unifrax Investment Corp.
      10.50%, 11/01/03            625         628,906
    Yell Finance BV
      10.75%, 08/01/11            475         477,375
      13.50%, 08/01/11
      [STEP]                      925         559,625
                                         ------------
                                            3,401,479
                                         ------------
  FOOD -- 3.6%
    Agrilink Foods, Inc.
      11.875%, 11/01/08           625         659,375
    American Seafood Group
      LLC
      10.125%, 04/15/10 144A      575         572,125
    B&G Foods, Inc.
      9.625%, 08/01/07            325         334,750
    Del Monte Foods Co. Cl-B
      9.25%, 05/15/11             875         874,999
    Dominos, Inc. Cl-B
      10.375%, 01/15/09           150         162,000
    Eagle Family Foods, Inc. Cl-B
      8.75%, 01/15/08             600         423,000
    Land O Lakes, Inc.
      8.75%, 11/15/11             600         342,000
    Michael Foods, Inc.
      11.75%, 04/01/11            650         715,000
    New World Pasta Co.
      9.25%, 02/15/09             525         501,375
    Smithfield Foods, Inc.
      8.00%, 10/15/09             325         327,438
    Swift & Co.
      10.125%, 10/01/09 144A      300         253,500
                                         ------------
                                            5,165,562
                                         ------------
  FURNITURE -- 0.2%
    Sealy Mattress Co. Cl-B
      9.875%, 12/15/07            275         251,625
      14.849%, 12/15/07 [STEP]
                                  100          88,500
                                         ------------
                                              340,125
                                         ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
  HEALTHCARE SERVICES -- 4.0%
    Alliance Imaging, Inc.
      10.375%, 04/15/11       $   825    $    858,000
    Extendicare Health Services, Inc.
      9.50%, 07/01/10 144A        300         294,000
    HCA, Inc.
      6.91%, 06/15/05             650         676,221
      8.75%, 09/01/10           1,000       1,124,939
      7.875%, 02/01/11            300         322,551
    Hudson Respiratory Care, Inc.
      9.125%, 04/15/08            300         121,500
    Magellan Health Services, Inc.
      9.375%, 11/15/07 144A       350         208,250
      9.00%, 02/15/08             550          96,250
    Manor Care, Inc.
      8.00%, 03/01/08             725         744,031
    Sybron Dental Specialties, Inc.
      8.125%, 06/15/12 144A       150         150,000
    Triad Hospitals, Inc.
      8.75%, 05/01/09             300         319,500
    US Oncology, Inc.
      9.625%, 02/01/12            400         394,000
    Vanguard Health Systems, Inc.
      9.75%, 08/01/11             350         327,250
                                         ------------
                                            5,636,492
                                         ------------
  HOTELS & MOTELS -- 3.2%
    Courtyard by Marriott II
      Ltd. Cl-B
      10.75%, 02/01/08            450         450,000
    Felcor Lodging L.P.
      8.50%, 06/01/11             400         372,000
    Hilton Hotels Corp.
      7.625%, 05/15/08            700         700,875
      8.25%, 02/15/11             175         178,500
    MeriStar Hospitality
      Corp.
      9.00%, 01/15/08 [REIT]
                                  200         166,000
      9.125%, 01/15/11
      [REIT]                      575         467,188
    RFS Partnership L.P.
      9.75%, 03/01/12             275         275,000
    Starwood Hotels &
      Resorts Worldwide,
      Inc.
      6.75%, 11/15/05             725         700,531
      7.375%, 05/01/07 144A     1,350       1,287,562
                                         ------------
                                            4,597,656
                                         ------------
  INDUSTRIAL PRODUCTS -- 1.8%
    Brand Services, Inc.
      12.00%, 10/15/12 144A       325         325,000
    Collins & Aikman Corp.
      9.75%, 02/15/10             350         339,500
    Dresser, Inc.
      9.375%, 04/15/11            600         567,000

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    Hexcel Corp.
      9.75%, 01/15/09         $   550    $    349,250
    Tekni-Plex, Inc.
      12.75%, 06/15/10            825         746,625
      12.75%, 06/15/10 144A       225         203,625
                                         ------------
                                            2,531,000
                                         ------------
  MACHINERY & EQUIPMENT -- 1.8%
    Briggs & Stratton Corp.
      8.875%, 03/15/11            400         426,000
    Clark Materials Handling
      Corp. Cl-D
      10.75%, 11/15/06+,
      ++++                        150              15
    Columbus McKinnon Corp.
      8.50%, 04/01/08             700         528,500
    Simonds Industries, Inc.
      10.25%, 07/01/08+,
      ++++                        500         152,500
    United Rentals, Inc.
      10.75%, 04/15/08          1,075       1,015,875
      9.25%, 01/15/09             600         441,000
                                         ------------
                                            2,563,890
                                         ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 3.3%
    Advanced Medical Optics, Inc.
      9.25%, 07/15/10             300         304,500
    Alaris Medical Systems
      9.75%, 12/01/06             175         168,000
      11.625%, 12/01/06           500         557,500
    CONMED Corp.
      9.00%, 03/15/08             625         643,750
    Fisher Scientific
      International, Inc.
      9.00%, 02/01/08             625         646,875
      9.00%, 02/01/08             225         232,875
    Hanger Orthopedic Group, Inc.
      10.375%, 02/15/09           225         240,750
      11.25%, 06/15/09            875         905,625
    Kinetic Concepts, Inc. Cl-B
      9.625%, 11/01/07          1,025       1,030,125
                                         ------------
                                            4,730,000
                                         ------------
  METALS & MINING -- 1.3%
    Alltrista Corp.
      9.75%, 05/01/12 144A        325         326,625
    California Steel Industries, Inc.
      8.50%, 04/01/09             350         348,250
    Compass Minerals Group, Inc.
      10.00%, 08/15/11            400         426,000
    Murrin Murrin Holdings PTY
      9.375%, 08/31/07+,
      ++++                        250          61,250
    Neenah Corp. Cl-B
      11.125%, 05/01/07           525         202,125
    Neenah Corp. Cl-F
      11.125%, 05/01/07           525         202,125
    Republic Technologies, Inc.
      13.75%, 07/15/09+,
      ++++                        400          17,000
    Ryerson Tull, Inc.
      9.125%, 07/15/06            375         335,625
                                         ------------
                                            1,919,000
                                         ------------

ASAF FEDERATED HIGH YIELD BOND FUND

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
  OFFICE EQUIPMENT -- 1.4%
    Buhrmann U.S., Inc.
      12.25%, 11/01/09        $   800    $    660,000
    Global Imaging Systems, Inc.
      10.75%, 02/15/07            400         390,000
    Xerox Corp.
      9.75%, 01/15/09 144A      1,150         994,750
                                         ------------
                                            2,044,750
                                         ------------
  OIL & GAS -- 3.2%
    CMS Energy Corp.
      8.90%, 07/15/08             350         260,750
    Compton Petroleum Corp.
      9.90%, 05/15/09 144A        325         341,699
    Continental Resources,
      Inc.
      10.25%, 08/01/08            550         453,750
    Forest Oil Corp.
      10.50%, 01/15/06            450         479,250
    Lone Star Technologies, Inc.
      9.00%, 06/01/11             525         443,625
    Magnum Hunter Resources,
      Inc.
      9.60%, 03/15/12             300         318,000
    Pogo Producing Co. Cl-B
      10.375%, 02/15/09           500         542,500
    Swift Energy Co.
      9.375%, 05/01/12            250         231,250
    Tesoro Petroleum Corp.
      9.625%, 11/01/08            800         452,000
    Transcontinental Gas
      Pipe Line Corp.
      7.00%, 08/15/11             150         128,250
    Williams Companies, Inc.
      6.50%, 08/01/06             525         317,625
      7.625%, 07/15/19            375         211,875
      7.875%, 09/01/21            800         452,000
                                         ------------
                                            4,632,574
                                         ------------
  PAPER & FOREST PRODUCTS -- 2.3%
    Georgia-Pacific Corp.
      7.50%, 05/15/06           1,100         973,500
      8.125%, 05/15/11          1,275       1,102,875
    Riverwood International Corp.
      10.875%, 04/01/08           325         331,500
    Stone Container Corp.
      9.75%, 02/01/11             875         942,813
                                         ------------
                                            3,350,688
                                         ------------
  PRINTING & PUBLISHING -- 2.2%
    American Media Operation
      10.25%, 05/01/09            600         622,500
    Dex Media East LLC
      Finance Co.
      12.125%, 11/15/12 144A      700         722,750
    Hollinger International
      Publishing Co.
      9.25%, 03/15/07             300         303,000
    Quebecor Media, Inc.
      11.125%, 07/15/11           425         303,875
      13.75%, 07/15/11 [STEP]
                                  425         162,563

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    Vertis, Inc.
      10.875%, 06/15/09       $   650    $    653,250
    Von Hoffman Corp.
      10.25%, 03/15/09            325         300,625
    Ziff Davis Media, Inc.
      12.00%, 08/12/09             76          20,710
                                         ------------
                                            3,089,273
                                         ------------
  REAL ESTATE -- 1.5%
    HMH Properties, Inc. Cl-A
      7.875%, 08/01/05            400         394,000
    HMH Properties, Inc. Cl-B
      7.875%, 08/01/08            375         358,125
    HMH Properties, Inc. Cl-C
      8.45%, 12/01/08             850         820,250
    WCI Communities, Inc.
      10.625%, 02/15/11           675         605,813
                                         ------------
                                            2,178,188
                                         ------------
  RESTAURANTS -- 0.9%
    Advantica Restaurant Group, Inc.
      11.25%, 01/15/08            425         318,750
    Buffets, Inc.
      11.25%, 07/15/10 144A       375         376,875
    Carrols Corp.
      9.50%, 12/01/08             675         624,375
                                         ------------
                                            1,320,000
                                         ------------
  RETAIL & MERCHANDISING -- 1.5%
    Michaels Stores, Inc.
      9.25%, 07/01/09             600         636,000
    Mothers Work, Inc.
      11.25%, 08/01/10            325         326,625
    Penney, (J.C.) Co., Inc.
      7.60%, 04/01/07             400         378,500
      9.00%, 08/01/12 144A        855         805,218
                                         ------------
                                            2,146,343
                                         ------------
  SEMICONDUCTORS -- 0.4%
    Fairchild Semiconductor Corp.
      10.375%, 10/01/07           600         627,000
                                         ------------
  TELECOMMUNICATIONS -- 7.3%
    Airgate PCS, Inc.
      14.499%, 10/01/09
      [STEP]                      850          72,250
    Alamosa PCS Holdings, Inc.
      14.854%, 02/15/10
      [STEP]                    1,350         209,250
AT&T Wireless Services, Inc.
       7.875%, 03/01/11           750         654,375
    Block Communications, Inc.
       9.25%, 04/15/09            250         247,500
    Echostar Broadband Corp.
       10.375%, 10/01/07        1,200       1,248,000
    Echostar DBS Corp.
       9.375%, 02/01/09           150         151,125
    Global Crossing Holdings Ltd.
       9.50%, 11/15/09+,
       ++++                     1,250          21,875

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    Horizon PCS, Inc.
       13.75%, 06/15/11       $   525    $    102,375
    Millicom International
       Cellular, Inc.
       13.50%, 06/01/06           775         197,625
    Nextel Communications, Inc.
       10.65%, 09/15/07
       [STEP]                     550         501,875
       10.628%, 02/15/08
       [STEP]                   2,650       2,245,874
       9.375%, 11/15/09         1,275       1,102,875
    Nextel Partners, Inc.
       13.664%, 02/01/09
       [STEP]                     260         154,700
       11.00%, 03/15/10           375         283,125
    NTL Communications Corp. Cl-B
       10.732%, 10/01/08
       [STEP]+, ++++            1,300          84,500
    NTL, Inc. Cl-B
       11.196%, 04/01/08
       [STEP]+, ++++            2,875         201,250
    Panamsat Corp.
       8.50%, 02/01/12 144A       900         814,500
    Pegasus Satellite, Inc.
       15.213%, 03/01/07 [STEP]

                                  425         108,375
    Rogers Cantel, Inc.
       8.80%, 10/01/07            225         158,625
    Tritel PCS, Inc.
       11.60%, 05/15/09 [STEP]

                                  666         544,455
    Triton PCS, Inc.
       14.672%, 05/01/08
       [STEP]                     450         326,250
    Viatel, Inc.
       13.739%, 04/15/08+       1,800               0
    Voicestream Wireless Co.
       11.875%, 11/15/09
       [STEP]                     829         681,853
    XM Satellite Radio, Inc.
       14.00%, 03/15/10           375         155,625
                                         ------------
                                           10,268,257
                                         ------------
  TRANSPORTATION -- 1.4%
    Allied Holdings, Inc.
       Cl-B
       8.625%, 10/01/07           550         415,250
    Ameritruck Distribution
       Corp. Cl-B
       12.25%, 11/15/05+,
       ++++                        50               0
    Holt Group, Inc.
       9.75%, 01/15/06+,
       ++++                       100              10
    Petroleum Helicopters,
       Inc.
       9.375%, 05/01/09           375         393,750
    Stena AB
       10.50%, 12/15/05           200         207,000
       8.75%, 06/15/07          1,050       1,023,750
                                         ------------
                                            2,039,760
                                         ------------

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
  UTILITIES -- 2.2%
    BRL Universal Equipment Corp.
       8.875%, 02/15/08       $   475    $    482,125
    Calpine Corp.
       8.50%, 02/15/11          2,500         812,499
    CMS Energy Corp.
       7.50%, 01/15/09            725         518,375
       8.50%, 04/15/11            775         546,375
    El Paso Electric Co.
       Cl-E
       9.40%, 05/01/11            250         256,393
    PSEG Energy Holdings, Inc.
       8.625%, 02/15/08           400         262,000
       10.00%, 10/01/09           425         298,563
                                         ------------
                                            3,176,330
                                         ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $144,952,562)                     124,738,430
                                         ------------
                              PRINCIPAL
                              IN LOCAL
                              CURRENCY
                                (000)
                              ---------
FOREIGN BONDS -- 1.5%
  ENTERTAINMENT & LEISURE -- 0.2%
    Intrawest Corp. -- (CAD)
      10.50%, 02/01/10 144A        300         303,000
                                          ------------
  FINANCIAL SERVICES -- 0.4%
    MDP Acquisitions PLC -- (IEP)
      9.625%, 10/01/12 144A        500         517,500
                                          ------------
  METALS & MINING -- 0.5%
    Euramax International
      PLC -- (GBP)
      11.25%, 10/01/06             725         743,125
                                          ------------
  OFFICE EQUIPMENT -- 0.1%
    Xerox Capital PLC -- (GBP)
      5.875%, 05/15/04             175         153,125
                                          ------------
  UTILITIES -- 0.3%
    Calpine Canada Energy -- (CAD)
      8.50%, 05/01/08            1,325         437,250
                                          ------------
TOTAL FOREIGN BONDS
  (Cost $2,699,510)                          2,154,000
                                          ------------
                               SHARES
                               ------
PREFERRED STOCK -- 1.3%
  BROADCASTING -- 0.9%
    Sinclair Capital Cl-A
      11.625%                   12,125       1,267,063
                                          ------------
  HEALTHCARE SERVICES -- 0.0%
    River Holding Corp. Cl-B
      11.50% [PIK]*                825           4,331
                                          ------------

ASAF FEDERATED HIGH YIELD BOND FUND

-----------------------------------------------------
                               SHARES       VALUE
-----------------------------------------------------
  PRINTING & PUBLISHING -- 0.4%
    Primedia, Inc. Cl-D
      10.00%                    5,700    $    236,550
    Primedia, Inc. Cl-F
      9.20%                     7,750         317,750
    Ziff Davis Holdings,
      Inc. Cl-E 10.00%*            24              12
                                         ------------
                                              554,312
                                         ------------
  TELECOMMUNICATIONS -- 0.0%
    McLeodUSA, Inc. Cl-A
      2.50% [CVT]               7,219          16,062
                                         ------------
TOTAL PREFERRED STOCK
  (Cost $4,044,670)                         1,841,768
                                         ------------
FOREIGN STOCK -- 0.2%
  FINANCIAL SERVICES -- 0.2%
    MDP Acquisitions PLC Pfd.
      15.5% -- (ISL)*+          2,750         287,375
                                         ------------
  TELECOMMUNICATIONS -- 0.0%
    Call-Net Enterprises,
      Inc. Cl-B -- (CAD)*      23,163           8,107
                                         ------------
TOTAL FOREIGN STOCK
  (Cost $552,258)                             295,482
                                         ------------
COMMON STOCK -- 0.1%
  ADVERTISING -- 0.0%
    Advanstar Holdings Corp.
      Warrants*                   225               2
                                         ------------
  CONSUMER PRODUCTS & SERVICES -- 0.0%
    Jostens, Inc. Warrants*       475          13,894
                                         ------------
  CONTAINERS & PACKAGING -- 0.0%
    Russell-Stanley
      Holdings, Inc.*           6,000           6,000
                                         ------------
  ENTERTAINMENT & LEISURE -- 0.0%
    AMF Bowling Worldwide,
      Inc.*                       652          14,344
    AMF Bowling Worldwide,
      Inc. Cl-A Warrants*       1,534           3,068
    AMF Bowling Worldwide,
      Inc. Cl-B Warrants*       1,499           2,998
                                         ------------
                                               20,410
                                         ------------
  METALS & MINING -- 0.1%
    Horizon Natural
      Resources Co.*           29,796          29,796
    Republic Technologies,
      Inc. Warrants*+             400               4
                                         ------------
                                               29,800
                                         ------------

-----------------------------------------------------
                               SHARES       VALUE
-----------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.0%
    Pliant Corp. Warrants*        475    $        356
                                         ------------
  PRINTING & PUBLISHING -- 0.0%
    Ziff Davis Holdings,
      Inc. Warrants*            4,400               0
                                         ------------
  TELECOMMUNICATIONS -- 0.0%
    Loral Cyberstar, Inc.
      Warrants*                 4,625             185
    McLeodUSA, Inc.
      Warrants*                15,998             800
    Viatel Holding Ltd.*        2,468           1,259
    XM Satellite Radio
      Holdings, Inc.
      Warrants*                   450             450
                                         ------------
                                                2,694
                                         ------------
TOTAL COMMON STOCK
  (Cost $2,909,901)                            73,156
                                         ------------
SHORT-TERM INVESTMENTS -- 7.5%
  REGISTERED INVESTMENT COMPANIES -- 0.0%
    Temporary Investment
      Cash Fund                   131             131
    Temporary Investment
      Fund                        131             131
                                         ------------
                                                  262
                                         ------------
                                PAR
                               (000)
                               -----
REPURCHASE AGREEMENT -- 7.5%
    Greenwich Capital Markets, Inc.
      1.80%, dated 10/31/02, maturing
      11/01/02, repurchase price $10,681,534,
      (Collateralized by U.S. Treasury Bills,
      6.00%, par value $9,326,000,
      market value $10,846,733,
      due 08/15/09)           $10,681      10,681,000
                                         ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $10,681,262)                       10,681,262
                                         ------------
TOTAL INVESTMENTS -- 98.0%
  (Cost $165,840,163)                     139,784,098
OTHER ASSETS LESS LIABILITIES -- 2.0%       2,885,885
                                         ------------
NET ASSETS -- 100.0%                     $142,669,983
                                         ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF GABELLI SMALL-CAP VALUE FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 93.2%
  ADVERTISING -- 0.1%
    Interep National
      Radio Sales, Inc.*      12,900    $     34,185
    Penton Media, Inc.*      220,000         110,000
                                        ------------
                                             144,185
                                        ------------
  AEROSPACE -- 1.8%
    AAR Corp.                 20,000          78,200
    Curtiss-Wright Corp.
      Cl-B                    30,000       1,821,000
    Fairchild Corp. Cl-A*     78,500         411,340
    Sequa Corp. Cl-A*         17,000         654,670
    Sequa Corp. Cl-B*          3,000         142,530
                                        ------------
                                           3,107,740
                                        ------------
  AIRLINES -- 0.0%
    Midwest Express
      Holdings, Inc.*         10,000          65,400
                                        ------------
  AUTOMOBILE MANUFACTURERS -- 0.4%
    Monaco Coach Corp.*        7,000         113,330
    Navistar
      International Corp.     22,000         493,240
    Thor Industries, Inc.      2,000          66,900
                                        ------------
                                             673,470
                                        ------------
  AUTOMOTIVE PARTS -- 2.8%
    BorgWarner, Inc.          26,000       1,169,480
    Cooper Tire & Rubber
      Co.                     15,000         195,150
    Dana Corp.                60,000         600,000
    Exide
      Technologiessec.        40,000          17,600
    Federal-Mogul
      Corp.*sec.              40,000          22,000
    Midas, Inc.*              77,000         508,200
    Myers Industries,
      Inc.                   106,250       1,306,875
    O' Reilly Automotive,
      Inc.*                   10,000         272,700
    Raytech Corp.*            70,000         416,500
    Schieb (Earl), Inc.*      10,000          25,700
    Superior Industries
      International, Inc.      1,000          42,470
    TBC Corp.*                15,000         173,850
    Transpro, Inc.*           28,000         141,540
                                        ------------
                                           4,892,065
                                        ------------
  BEVERAGES -- 2.0%
    Farmer Brothers Co.          800         246,400
    Genesee Corp.             15,000         142,500
    PepsiAmericas, Inc.      100,000       1,535,000
    Robert Mondavi Corp.
      Cl-A*                   32,000       1,056,000
    The Boston Beer Co.,
      Inc. Cl-A*              25,000         392,000
                                        ------------
                                           3,371,900
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  BROADCASTING -- 6.9%
    Beasley Broadcast
      Group, Inc.*             8,200    $    104,550
    Clear Channel
      Communications,
      Inc.*sec.                1,400          51,870
    Crown Media Holdings,
      Inc.*                  161,000         450,800
    Fisher Companies,
      Inc.                    13,000         595,140
    Granite Broadcasting
      Corp.*                  80,000         150,400
    Gray Television, Inc.
      Cl-A                     7,200          79,704
    Gray Television, Inc.
      Cl-B                   100,000         885,000
    Liberty Media Corp.
      Cl-A*sec.               75,000         620,250
    Media General, Inc.       49,500       2,707,650
    News Corp. Ltd.
      [ADR]sec.               22,000         434,940
    Paxson Communications
      Corp.*                 157,000         412,910
    Saga Communications,
      Inc. Cl-A*              32,500         659,750
    Salem Communications
      Corp. Cl-A*             45,500       1,127,035
    SBS Broadcasting SA
      NY Reg.*                 7,400         111,000
    Scripps, (E.W.) Co.
      Cl-A                    21,000       1,620,990
    Sinclair Broadcast
      Group, Inc.*           137,200       1,623,076
    Spanish Broadcasting
      Systems, Inc. Cl-A*     35,000         232,050
    UnitedGlobalCom, Inc.
      Cl-A*                   25,000          47,250
                                        ------------
                                          11,914,365
                                        ------------
  BUILDING MATERIALS -- 2.5%
    Fedders Corp.            100,000         268,000
    Florida Rock
      Industries, Inc.         2,000          70,100
    Gibraltar Steel Corp.     19,000         390,070
    Hughes Supply, Inc.        1,000          34,150
    Lone Star
      Technologies, Inc.*      9,000         117,450
    Modine Manufacturing
      Co.                     50,000         874,500
    Nortek, Inc.*             28,000       1,255,800
    Skyline Corp.              2,000          58,080
    Thomas Industries,
      Inc.                    44,000       1,266,760
                                        ------------
                                           4,334,910
                                        ------------
  BUSINESS SERVICES -- 0.9%
    Bull Run Corp.*           25,000          15,250
    Edgewater Technology,
      Inc.*                  298,800       1,278,565
    GP Strategies Corp.*      25,000         117,500

ASAF GABELLI SMALL-CAP VALUE FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Key3Media Group,
      Inc.*sec.               30,000    $        270
    Kroll, Inc.*               6,000         116,880
                                        ------------
                                           1,528,465
                                        ------------
  CABLE TELEVISION -- 2.8%
    Adelphia
      Communications
      Corp. Cl-A*             30,000           4,140
    Cablevision Systems
      New York Group
      Cl-A*                  357,732       3,419,918
    Classic
      Communications,
      Inc.*                   20,000             160
    Mediacom
      Communications
      Corp.*                  50,000         272,500
    Young Broadcasting,
      Inc. Cl-A*             105,800       1,058,000
                                        ------------
                                           4,754,718
                                        ------------
  CHEMICALS -- 5.6%
    A. Schulman, Inc.sec.     40,000         700,000
    Albemarle Corp.           10,000         281,200
    Arch Chemicals, Inc.      53,000         990,570
    Cytec Industries,
      Inc.*                   14,000         338,940
    Ethyl Corp.*              30,000         140,700
    Ferro Corp.               40,000         978,800
    Fuller, (H.B.) Co.        32,000         911,040
    Great Lakes Chemical
      Corp.sec.               60,000       1,459,200
    Hercules, Inc.           110,000       1,056,000
    MacDermid, Inc.          110,200       2,212,816
    Omnova Solutions,
      Inc.*                   95,800         382,242
    TETRA Technologies,
      Inc.*                    4,000          83,400
                                        ------------
                                           9,534,908
                                        ------------
  CLOTHING & APPAREL -- 0.5%
    Burlington Coat
      Factory Warehouse
      Corp.                    8,000         156,640
    Hartmarx Corp.*          125,000         316,250
    Wolverine World Wide,
      Inc.                    27,000         434,970
                                        ------------
                                             907,860
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 0.3%
    Baldwin Technology
      Co., Inc. Cl-A*         80,000          56,000
    BNS Co.*                  50,000         137,500
    StarTek, Inc.*             5,000         120,650
    Storage Networks,
      Inc.*                   20,000          18,800
    Xanser Corp.*            100,000         139,000
                                        ------------
                                             471,950
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  CONSTRUCTION -- 0.1%
    Fleetwood
      Enterprises,
      Inc.*sec.               15,000    $     84,000
    KB Homesec.                1,000          47,200
                                        ------------
                                             131,200
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 6.0%
    Aaron Rents, Inc.
      Cl-B                    33,000         711,150
    Aviall, Inc.*             22,000         205,260
    Bowlin Travel
      Centers, Inc.*           6,000           9,360
    Brown-Forman Corp.
      Cl-A                    16,000       1,176,000
    Cendant Corp.*sec.        70,000         805,000
    Chemed Corp.              40,000       1,410,000
    Church and Dwight
      Co., Inc.sec.           23,000         795,340
    Culp, Inc.*               10,000          71,500
    Dial Corp.                30,000         637,800
    Elizabeth Arden,
      Inc.*                   63,000         693,630
    Energizer Holdings,
      Inc.*                   25,000         746,000
    Fortune Brands,
      Inc.sec.                10,000         500,600
    GC Companies, Inc.*      150,000          38,250
    Jarden Corp.*              2,000          47,860
    Keane, Inc.*               1,000           8,240
    Marine Products Corp.     12,000         127,200
    Oil-Dri Corp. of
      America                 50,000         362,500
    Packaged Ice, Inc.*      120,000          80,400
    Rayovac Corp.*            20,000         282,000
    Revlon, Inc.
      Cl-A*sec.               70,000         245,000
    Rollins, Inc.             44,000       1,040,600
    The Scotts Co.*            5,000         238,000
    Weider Nutrition
      International, Inc.     55,500          91,575
                                        ------------
                                          10,323,265
                                        ------------
  CONTAINERS & PACKAGING -- 1.0%
    Crown Cork & Seal
      Co., Inc.*              30,000         192,000
    Greif Brothers Corp.
      Cl-A                    26,000         660,140
    Pactiv Corp.*             45,000         892,800
                                        ------------
                                           1,744,940
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.9%
    Agere Systems, Inc.
      Cl-A*                   85,000          73,950
    Agere Systems, Inc.
      Cl-B*                   65,810          61,203
    AMETEK, Inc.              38,000       1,341,020
    Axcelis Technologies,
      Inc.*                   70,000         376,600
    Baldor Electric Co.       70,000       1,316,700
    CTS Corp.                 95,000         570,000
    Electro Rental Corp.*     40,000         432,000
    ESCO Technologies,
      Inc.*                    1,500          54,600
    FLIR Systems, Inc.*        1,500          70,995

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Franklin Electric
      Co., Inc.               28,000    $  1,230,880
    GrafTech
      International Ltd.*     35,000         137,200
    Katy Industries,
      Inc.*                   28,000          96,600
    Lamson & Sessions
      Co.*                    97,600         351,360
    Landauer, Inc.            16,000         550,880
    Lecroy Corp.*              3,000          31,890
    Littelfuse, Inc.*          8,000         125,128
    Magnetek, Inc.*           40,000         191,200
    Methode Electronics,
      Inc. Cl-A               18,000         165,420
    Park Electrochemical
      Corp.                   12,000         216,600
    Parker-Hannifin Corp.      4,000         174,520
    Pentair, Inc.              6,000         198,240
    Rockwell Automation,
      Inc.                    15,000         248,250
    SL Industries, Inc.*      14,000          63,700
    Thomas & Betts Corp.*    119,700       1,982,232
    Trans-Lux Corp.           12,500          60,125
                                        ------------
                                          10,121,293
                                        ------------
  ENTERTAINMENT & LEISURE -- 3.4%
    Dover Downs Gaming &
      Entertainment, Inc.     70,000         626,500
    Dover Motorsports,
      Inc.                   100,000         381,000
    Gaylord Entertainment
      Co. Cl-A*               58,000       1,024,860
    International
      Speedway Corp. Cl-A      4,000         155,760
    Magna Entertainment
      Corp.*                 205,000       1,217,700
    Metro-Goldwyn-Mayer,
      Inc.*sec.               45,000         576,000
    Pinnacle
      Entertainment,
      Inc.*                    5,000          37,250
    Six Flags, Inc.*         200,000         914,000
    The Topps Co., Inc.*      30,000         249,000
    Vivendi Universal SA
      [ADR]                   25,000         303,000
    World Wrestling
      Entertainment,
      Inc.*                   40,000         316,800
                                        ------------
                                           5,801,870
                                        ------------
  ENVIRONMENTAL SERVICES -- 1.8%
    Allied Waste
      Industries, Inc.*      165,000       1,344,750
    Catalytica Energy
      Systems, Inc.*          45,000         147,600
    CUNO, Inc.*                8,000         248,640
    Newpark Resources,
      Inc.*                   70,000         225,400

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Republic Services,
      Inc.*                   35,000    $    720,300
    Waste Connections,
      Inc.*sec.               12,000         438,960
                                        ------------
                                           3,125,650
                                        ------------
  EQUIPMENT SERVICES -- 1.0%
    CLARCOR, Inc.             43,333       1,339,423
    Gerber Scientific,
      Inc.*                   40,000         154,000
    Industrial
      Distribution Group,
      Inc.*                   70,000         196,000
                                        ------------
                                           1,689,423
                                        ------------
  FINANCIAL -- BANK & TRUST -- 1.2%
    Community First
      Bankshares, Inc.        22,000         603,020
    Crazy Woman Creek
      Bancorp, Inc.            5,600          74,788
    First Republic Bank*      22,000         445,500
    Hibernia Corp. Cl-A       12,000         236,520
    Riggs National Corp.      22,000         348,700
    Silicon Valley
      Bancshares*sec.         22,000         413,380
                                        ------------
                                           2,121,908
                                        ------------
  FINANCIAL SERVICES -- 1.1%
    BKF Capital Group,
      Inc.*                   48,000         900,000
    CIT Group, Inc.sec.       13,800         245,778
    Countrywide Credit
      Industries,
      Inc.sec.                 2,000         100,620
    Interactive Data
      Corp.*                  35,000         508,200
    Triad Guaranty, Inc.*      1,500          54,990
                                        ------------
                                           1,809,588
                                        ------------
  FOOD -- 6.7%
    Archer Daniels
      Midland Co.             40,000         544,800
    Corn Products
      International,
      Inc.sec.                70,000       2,062,900
    Del Monte Foods Co.*     150,000       1,203,000
    Flowers Foods, Inc.*      80,000       1,777,600
    Hain Celestial Group,
      Inc.*                   10,000         143,300
    Ingles Markets, Inc.
      Cl-A                    67,600         763,204
    J&J Snack Foods
      Corp.*                   1,000          37,000
    John B. Sanfillippo &
      Sons, Inc.*              6,000          48,000
    Opta Food
      Ingredients, Inc.*       1,000           2,460
    Performance Food
      Group Co.*sec.           7,000         260,330
    Sensient Technologies
      Corp.                  105,000       2,556,750
    Suprema Specialties,
      Inc.*+                   1,000               0
    The J.M. Smucker Co.       9,451         346,001

ASAF GABELLI SMALL-CAP VALUE FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Tootsie Roll
      Industries, Inc.        10,750    $    339,055
    Twinlab Corp.*           111,500          34,565
    Weis Markets, Inc.        40,000       1,323,600
                                        ------------
                                          11,442,565
                                        ------------
  HOTELS & MOTELS -- 1.1%
    Aztar Corp.*              65,000         878,150
    Boca Resorts, Inc.
      Cl-A*                   35,000         371,000
    Kerzner International
      Ltd.*                   20,000         469,400
    La Quinta Corp.*          40,000         176,400
    Trump Hotels & Casino
      Resorts, Inc.*           6,000          12,600
    Wyndham
      International, Inc.
      Cl-A*                   80,000          19,200
                                        ------------
                                           1,926,750
                                        ------------
  INDUSTRIAL PRODUCTS -- 3.4%
    Acuity Brands, Inc.       38,000         455,620
    Barnes Group, Inc.        13,000         276,900
    Crane Co.sec.             85,000       1,561,450
    Donaldson Co., Inc.       18,000         568,260
    Kaman Corp. Cl-A         110,000       1,229,800
    Precision Castparts
      Corp.                   35,000         679,350
    Robbins & Myers, Inc.     22,000         337,480
    Roper Industries,
      Inc.sec.                15,000         579,000
    Standex International
      Corp.                    8,000         169,200
                                        ------------
                                           5,857,060
                                        ------------
  INSURANCE -- 1.2%
    Alleghany Corp.*           8,000       1,444,000
    Argonaut Group, Inc.      27,000         387,450
    Midland Co.                6,000         108,000
    ProAssurance Corp.*        6,000         100,500
                                        ------------
                                           2,039,950
                                        ------------
  INTERNET SERVICES -- 0.2%
    J Net Enterprises,
      Inc.*                  120,000          57,600
    Oak Technology, Inc.*    200,000         332,000
                                        ------------
                                             389,600
                                        ------------
  LUMBER & WOOD PRODUCTS -- 0.2%
    Deltic Timber Corp.       10,500         276,990
                                        ------------
  MACHINERY & EQUIPMENT -- 4.3%
    Denison International
      PLC [ADR]*              65,000         929,565
    Flowserve Corp.*          55,000         644,600
    Gardner Denver, Inc.*     20,000         299,400
    Gencorp, Inc.            130,000       1,063,400
    Graco, Inc.               33,000         902,550
    IDEX Corp.                30,000         901,200
    Smith (A.O.) Corp.        38,000         834,480

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    SPS Technologies,
      Inc.*                   52,500    $  1,275,750
    Tennant Co.               18,000         542,880
                                        ------------
                                           7,393,825
                                        ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.8%
    Apogent Technologies,
      Inc.*                   20,000         363,600
    Digene Corp.*              5,000          41,450
    Henry Schein, Inc.*        6,000         301,020
    INAMED Corp.*             16,000         426,560
    Inverness Medical
      Innovations, Inc.*      13,000         133,250
    Invitrogen Corp.*sec.      8,010         223,319
    Ocular Sciences,
      Inc.*                    4,000          85,400
    Owens & Minor, Inc.       44,000         647,680
    Sola International,
      Inc.*                   30,000         374,700
    Sybron Dental
      Specialties, Inc.*     143,600       2,075,020
    Viasys Healthcare,
      Inc.*                    5,113          82,217
                                        ------------
                                           4,754,216
                                        ------------
  METALS & MINING -- 1.2%
    Barrick Gold
      Corp.sec.               43,000         648,010
    Layne Christensen
      Co.*                     7,000          56,350
    Material Sciences
      Corp.*                  75,900         831,864
    Penn Virginia Corp.        8,000         256,800
    WHX Corp.*sec.            25,000          54,250
    Worthington
      Industries, Inc.        10,000         188,400
                                        ------------
                                           2,035,674
                                        ------------
  OFFICE EQUIPMENT -- 0.9%
    Aaron Rents, Inc.
      Cl-A                    16,000         376,000
    McGrath Rentcorp          37,000         812,150
    Nashua Corp.*             60,000         426,000
                                        ------------
                                           1,614,150
                                        ------------
  OIL & GAS -- 5.2%
    Airgas, Inc.*             13,000         198,380
    Callon Petroleum Co.*     65,000         346,450
    Carbo Ceramics, Inc.      14,000         446,600
    Devon Energy
      Corp.sec.               20,000       1,010,000
    EOG Resources, Inc.       13,800         511,014
    Forest Oil Corp.*         40,000         998,000
    Gyrodyne Co. of
      America, Inc.*           5,500          82,830
    Lufkin Industries,
      Inc.                     6,500         166,790
    ONEOK, Inc.sec.           95,700       1,812,558
    Rowan Companies,
      Inc.sec.                25,000         509,750
    Southern Union Co.*       30,000         370,200
    W-H Energy Services,
      Inc.*                   10,000         166,200

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Watts Industries,
      Inc.                    43,000    $    708,210
    XTO Energy, Inc.          69,852       1,679,941
                                        ------------
                                           9,006,923
                                        ------------
  PAPER & FOREST PRODUCTS -- 0.5%
    Boise Cascade Corp.        7,000         166,530
    Schweitzer-Mauduit
      International, Inc.     20,000         495,800
    Wausau-Mosinee Paper
      Corp.                   20,000         191,000
                                        ------------
                                             853,330
                                        ------------
  PERSONAL SERVICES -- 0.2%
    Whitman Education
      Group, Inc.*            55,000         308,000
                                        ------------
  PHARMACEUTICALS -- 0.0%
    Bone Care
      International,
      Inc.*                    6,000          60,120
                                        ------------
  PRINTING & PUBLISHING -- 2.8%
    Journal Register Co.*     66,500       1,228,255
    Lee Enterprises, Inc.      5,000         163,500
    McClatchy Co.             11,000         683,430
    Nelson, (Thomas),
      Inc.*                   15,500         124,000
    PRIMEDIA, Inc.*          200,000         386,000
    Pulitzer, Inc.            46,800       2,176,200
                                        ------------
                                           4,761,385
                                        ------------
  REAL ESTATE -- 0.6%
    Glenborough Realty
      Trust, Inc. [REIT]      15,000         273,750
    Griffin Land &
      Nurseries Co.*          13,000         183,040
    Harbor Global Co.         17,500         128,625
    Innkeepers USA Trust
      [REIT]                  25,000         194,000
    Sun Communities, Inc.
      [REIT]                   5,000         169,250
                                        ------------
                                             948,665
                                        ------------
  RESTAURANTS -- 0.8%
    Denny's Corp.*             5,000           4,000
    The Steak 'n Shake
      Co.*                    75,000         824,250
    Triarc Companies,
      Inc.*                   22,000         528,000
                                        ------------
                                           1,356,250
                                        ------------
  RETAIL & MERCHANDISING -- 1.2%
    Blockbuster, Inc.
      Cl-Asec.                15,000         359,550
    Bon-Ton Stores, Inc.*      8,000          30,000
    Fred's, Inc.               6,000         163,746
    Goody's Family
      Clothing, Inc.*         15,000          66,600
    Hancock Fabrics, Inc.      1,500          23,850

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    The Neiman Marcus
      Group, Inc. Cl-A*       35,000    $  1,018,500
    The Neiman Marcus
      Group, Inc. Cl-B*       16,000         426,400
                                        ------------
                                           2,088,646
                                        ------------
  TELECOMMUNICATIONS -- 4.2%
    Acme Communications,
      Inc.*                  135,300       1,030,986
    Airgate PCS, Inc.*        30,000          16,200
    Allen Telecom, Inc.*      80,000         494,400
    AO VimpelCom
      [ADR]*sec.              22,000         620,400
    Belden Corp.              39,000         540,150
    BroadWing, Inc.*         200,000         456,000
    Centennial
      Communications,
      Inc.*                   55,000         140,250
    Commonwealth
      Telephone
      Enterprises, Inc.*      52,000       1,919,840
    Corning, Inc.*            70,000         130,900
    D & E Communications,
      Inc.                    74,842         482,731
    Dobson Communications
      Corp.*                  82,000          22,140
    Leap Wireless
      International,
      Inc.*sec.               80,000          25,600
    Loral Space &
      Communications
      Ltd.*                  150,000          51,000
    Lucent Technologies,
      Inc.*sec.               90,000         110,700
    Nextel
      Communications,
      Inc. Cl-A*sec.          36,000         406,080
    Plantronics, Inc.*         6,000          89,880
    Rural Cellular Corp.*     60,000          81,000
    Stratos Lightwave,
      Inc.*                   10,000          55,000
    Telephone & Data
      Systems, Inc.            4,000         203,600
    Triton PCS Holdings,
      Inc.*                   18,000          44,100
    Western Wireless
      Corp. Cl-A*sec.         90,000         310,500
                                        ------------
                                           7,231,457
                                        ------------
  TRANSPORTATION -- 0.7%
    GATX Corp.sec.            45,000         902,250
    Hub Group, Inc. Cl-A*      4,000          29,700
    Ryder Systems, Inc.        9,000         206,550
                                        ------------
                                           1,138,500
                                        ------------

ASAF GABELLI SMALL-CAP VALUE FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
UTILITIES -- 6.9%
    C & D Technologies,
      Inc.                     4,000    $     63,800
    CH Energy Group,
      Inc.sec.                44,000       2,193,400
    Connecticut Water
      Service, Inc.           23,000         574,080
    DPL, Inc.                 22,000         303,600
    DQE, Inc.                180,000       2,869,200
    El Paso Electric Co.*    155,000       1,694,150
    Equitable Resources,
      Inc.                    15,000         534,000
    Florida Public
      Utilities Co.            8,000         108,800
    Maine Public Service
      Co.                      5,000         133,750
    MGE Energy, Inc.          28,000         754,600
    Northeast Utilities
      Co.                    140,000       2,107,000
    Southwest Gas Corp.       10,000         224,800
    TXU Corp.                  8,000         114,800
    Westar Energy, Inc.       35,000         379,750
                                        ------------
                                          12,055,730
                                        ------------
TOTAL INVESTMENTS -- 93.2%
  (Cost $172,183,983)                    160,110,859
OTHER ASSETS LESS
  LIABILITIES -- 6.8%                     11,591,163
                                        ------------
NET ASSETS -- 100.0%                    $171,702,022
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO CAPITAL INCOME FUND

-----------------------------------------------------
                               SHARES       VALUE
-----------------------------------------------------
COMMON STOCK -- 80.2%
  AEROSPACE -- 2.2%
    Lockheed Martin Corp.      25,900    $  1,499,610
    United Technologies
      Corp.sec.                49,000       3,021,830
                                         ------------
                                            4,521,440
                                         ------------
  BEVERAGES -- 3.4%
    Anheuser-Busch
      Companies, Inc.          74,300       3,920,068
    Coors, (Adolph) Co.
      Cl-Bsec.                 43,600       2,985,728
                                         ------------
                                            6,905,796
                                         ------------
  BUSINESS SERVICES -- 0.6%
    Accenture Ltd. Cl-A*       78,000       1,316,640
                                         ------------
  CHEMICALS -- 3.1%
    Dow Chemical Co.sec.       69,300       1,801,107
    Olin Corp.                114,300       1,858,518
    Potash Corp. of
      Saskatchewan, Inc.sec.   38,700       2,618,055
                                         ------------
                                            6,277,680
                                         ------------
  COMPUTER HARDWARE -- 3.1%
    Hewlett-Packard Co.sec.   215,000       3,397,000
    International Business
      Machines Corp.sec.       37,600       2,968,144
                                         ------------
                                            6,365,144
                                         ------------
  COMPUTER SERVICES & SOFTWARE -- 3.0%
    Microsoft Corp.*           73,000       3,903,310
    PeopleSoft, Inc.*sec.     125,200       2,266,120
                                         ------------
                                            6,169,430
                                         ------------
  CONGLOMERATES -- 1.8%
    3M Co.                     28,200       3,579,708
                                         ------------
  CONSUMER PRODUCTS & SERVICES -- 1.8%
    Gillette Co.sec.          122,000       3,645,360
                                         ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.5%
    General Electric Co.      220,000       5,555,000
    General Motors Corp.
      Cl-H*                   147,000       1,447,950
                                         ------------
                                            7,002,950
                                         ------------
  ENTERTAINMENT & LEISURE -- 1.0%
    Harrah's Entertainment,
      Inc.*sec.                47,400       1,990,800
                                         ------------
  FINANCIAL -- BANK & TRUST -- 7.2%
    Bank of America Corp.      16,300       1,137,740
    Bank of New York Co.,
      Inc.sec.                107,300       2,789,800
    Charter One Financial,
      Inc.                    108,147       3,274,691
    J.P. Morgan Chase &
      Co.sec.                 108,400       2,249,300
    Wells Fargo & Co.sec.     101,000       5,097,470
                                         ------------
                                           14,549,001
                                         ------------

-----------------------------------------------------
                               SHARES       VALUE
-----------------------------------------------------
  FINANCIAL SERVICES -- 6.8%
    Citigroup, Inc.sec.        54,200    $  2,002,690
    John Hancock Financial
      Services, Inc.          110,000       3,223,000
    Lehman Brothers
      Holdings, Inc.           71,300       3,798,151
    Merrill Lynch & Co.,
      Inc.                     62,700       2,379,465
    Stilwell Financial,
      Inc.sec.                200,000       2,342,000
                                         ------------
                                           13,745,306
                                         ------------
  FOOD -- 3.9%
    Heinz, (H.J.) Co.          61,000       1,961,760
    Hershey Foods Corp.sec.    29,800       1,939,086
    Kellogg Co.sec.            81,800       2,606,148
    Tasty Baking Co.          140,000       1,428,000
                                         ------------
                                            7,934,994
                                         ------------
  HEALTHCARE SERVICES -- 1.0%
    HCA, Inc.                  47,700       2,074,473
                                         ------------
  MACHINERY & EQUIPMENT -- 1.2%
    Illinois Tool Works,
      Inc.sec.                 41,200       2,529,680
                                         ------------
  METALS & MINING -- 1.6%
    Alcoa, Inc.sec.            82,700       1,824,362
    Phelps Dodge Corp.*sec.    43,100       1,336,962
                                         ------------
                                            3,161,324
                                         ------------
  OIL & GAS -- 8.1%
    Apache Corp.sec.           49,140       2,656,508
    BP PLC [ADR]               63,500       2,441,575
    Exxon Mobil Corp.         147,900       4,978,314
    GlobalSantaFe Corp.sec.    35,600         850,840
    Kerr-McGee Corp.           50,800       2,209,800
    Noble Corp.*               42,600       1,376,832
    Schlumberger Ltd.          50,000       2,005,500
                                         ------------
                                           16,519,369
                                         ------------
  PAPER & FOREST PRODUCTS -- 2.4%
    Bowater, Inc.sec.          50,000       1,694,500
    International Paper
      Co.sec.                  44,900       1,568,357
    Temple-Inland, Inc.sec.    37,100       1,521,842
                                         ------------
                                            4,784,699
                                         ------------
  PHARMACEUTICALS -- 5.7%
    Merck & Co., Inc.          60,600       3,286,944
    Pfizer, Inc.sec.          122,500       3,891,825
    Pharmacia Corp.           102,300       4,398,900
                                         ------------
                                           11,577,669
                                         ------------
  PRINTING & PUBLISHING -- 1.7%
    McGraw-Hill Co., Inc.      52,600       3,392,700
                                         ------------
  RAILROADS -- 1.7%
    Kansas City Southern
      Industries, Inc.*        25,000         350,000
    Norfolk Southern
      Corp.sec.               151,000       3,050,200
                                         ------------
                                            3,400,200
                                         ------------

ASAF INVESCO CAPITAL INCOME FUND

-----------------------------------------------------
                               SHARES       VALUE
-----------------------------------------------------
  RETAIL & MERCHANDISING -- 3.0%
    Target Corp.              106,700    $  3,213,804
    Wal-Mart Stores,
      Inc.sec.                 52,300       2,800,665
                                         ------------
                                            6,014,469
                                         ------------
  SEMICONDUCTORS -- 4.3%
    Analog Devices,
      Inc.*sec.                41,200       1,104,160
    Applied Materials,
      Inc.*sec.                76,300       1,146,789
    Intel Corp.               217,900       3,769,670
    Texas Instruments, Inc.   170,400       2,702,544
                                         ------------
                                            8,723,163
                                         ------------
  TELECOMMUNICATIONS -- 6.7%
    BellSouth Corp.           100,000       2,615,000
    EchoStar Communications
      Corp. Cl-A*sec.          30,000         611,700
    L-3 Communications
      Holdings, Inc.*sec.      23,000       1,081,000
    Nokia Corp. Cl-A
      [ADR]sec.               255,100       4,239,762
    SBC Communications, Inc.   97,272       2,496,000
    Verizon Communications,
      Inc.sec.                 65,700       2,480,832
                                         ------------
                                           13,524,294
                                         ------------
  UTILITIES -- 1.4%
    Consolidated Edison,
      Inc.sec.                 22,400         953,568
    Dominion Resources, Inc.   40,200       1,929,600
                                         ------------
                                            2,883,168
                                         ------------
TOTAL COMMON STOCK
  (Cost $181,487,122)                     162,589,457
                                         ------------
                                PAR
                               (000)
                               -----
U.S. TREASURY OBLIGATIONS -- 9.6%
  U.S. Treasury Notes
    5.875%, 11/15/04          $ 3,000       3,251,055
    5.75%, 11/15/05-
      08/15/10sec.              9,500      10,760,922
    5.625%, 05/15/08            4,750       5,376,938
                                         ------------
  (Cost $17,587,299)                       19,388,915
                                         ------------
CORPORATE OBLIGATIONS -- 8.4%
  BEVERAGES -- 0.1%
    Coca-Cola Enterprises,
      Inc.
      4.375%, 09/15/09            200         200,917
                                         ------------

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
  BROADCASTING -- 0.9%
    Clear Channel
      Communications Corp.
      Cl-B
      8.75%, 06/15/07         $   250    $    262,500
      8.125%, 12/15/07          1,300       1,358,500
    Fox Family Worldwide,
      Inc.
      10.25%, 11/01/07
      [STEP]                      226         238,942
                                         ------------
                                            1,859,942
                                         ------------
  FINANCIAL SERVICES -- 1.7%
    Auburn Hills Trust Co.
      12.375%, 05/01/20         1,750       2,545,601
    Ford Motor Credit Corp.
      7.25%, 10/25/11           1,025         897,040
                                         ------------
                                            3,442,641
                                         ------------
  HOTELS & MOTELS -- 0.1%
    Hilton Hotels Corp.
      7.20%, 12/15/09sec.         125         122,298
                                         ------------
  PAPER & FOREST PRODUCTS -- 0.2%
    Chesapeake Corp.
      7.20%, 03/15/05             500         467,500
                                         ------------
  TELECOMMUNICATIONS -- 1.2%
    AT&T Wireless Services,
      Inc.
      8.125%, 05/01/12            320         278,923
    Rogers Cantel, Inc.
      9.75%, 06/01/16             165         124,575
    Sprint Capital Corp.
      7.625%, 01/30/11            675         544,682
    Teleglobe, Inc.
      7.70%, 07/20/29++++       1,000          25,000
    U.S. West Communications
      Corp.
      5.65%, 11/01/04sec.         650         588,250
    Verizon Global Funding
      Corp.
      6.875%, 06/15/12            265         283,285
    Verizon Maryland, Inc.
      6.125%, 03/01/12            165         170,338
    VoiceStream Wireless Co.
      10.375%, 11/15/09           325         336,375
                                         ------------
                                            2,351,428
                                         ------------
  TRANSPORTATION -- 0.1%
    Burlington North Santa
      Fe Corp.
      5.90%, 07/01/12             175         186,448
                                         ------------
  UTILITIES -- 4.1%
    Appalachian Power Co.
      4.80%, 06/15/05             300         291,900
    Cleveland Electric
      Illuminating Co. Cl-D
      7.88%, 11/01/17             500         558,358

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    Commonwealth Edison Co.
      8.00%, 05/15/08         $   400    $    477,502
      8.375%, 02/15/23            828         871,578
    Consumers Energy Co.
      7.375%, 09/15/23            500         454,172
    Duquesne Light Co.
      7.55%, 06/15/25           1,000       1,019,156
    Indiana Michigan Power
      Co.
      8.50%, 12/15/22           1,000       1,022,280
    Jersey Central Power &
      Light Co.
      7.98%, 02/16/23             500         502,995
    Metropolitan Edison Co.
      Cl-B
      8.15%, 01/30/23              75          76,280
    New York State Electric
      & Gas Corp.
      8.30%, 12/15/22             200         207,889
    Public Service of New
      Mexico Cl-A
      7.10%, 08/01/05           1,000       1,014,551
    Public Service of New
      Mexico Cl-B
      7.50%, 08/01/18             460         414,757
    TXU Corp.
      7.875%, 04/01/24            500         509,278
    Union Electric Co.
      8.25%, 10/15/22           1,000       1,042,702
                                         ------------
                                            8,463,398
                                         ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $18,105,484)                       17,094,572
                                         ------------
                              PRINCIPAL
                              IN LOCAL
                              CURRENCY
                                (000)
                              ---------
FOREIGN BONDS -- 0.1%
  TELECOMMUNICATIONS
    France Telecom -- (FRF)
      9.25%, 03/01/11
  (Cost $187,652)                  175         193,422
                                          ------------
------------------------------------------------------
                               SHARES        VALUE
------------------------------------------------------
PREFERRED STOCK -- 0.0%
  TELECOMMUNICATIONS
    Global Crossing Holdings
      Ltd.
      10.50% [PIK]*sec.
  (Cost $497,329)                5,263    $         53
                                          ------------
SHORT-TERM INVESTMENTS -- 2.6%
  REGISTERED INVESTMENT
    COMPANIES
    Temporary Investment
      Cash Fund               2,684,372      2,684,372
    Temporary Investment
      Fund                    2,684,372      2,684,372
                                          ------------
  (Cost $5,368,744)                          5,368,744
                                          ------------
TOTAL INVESTMENTS -- 100.9%
  (Cost $223,233,630)                      204,635,163
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.9%)                    (1,759,001)
                                          ------------
NET ASSETS -- 100.0%                      $202,876,162
                                          ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF JANUS CAPITAL GROWTH FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 82.0%
  AEROSPACE -- 1.1%
    General Dynamics
      Corp.sec.               80,490    $  6,369,174
                                        ------------
  BEVERAGES -- 5.6%
    Coca-Cola Co.            686,980      31,930,830
                                        ------------
  CLOTHING & APPAREL -- 4.9%
    Nike, Inc. Cl-Bsec.      590,340      27,858,145
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 8.1%
    Microsoft Corp.*sec.     867,695      46,395,652
                                        ------------
  CONGLOMERATES -- 0.9%
    3M Co.sec.                38,515       4,889,094
                                        ------------
  ENTERTAINMENT & LEISURE -- 12.3%
    AOL Time Warner,
      Inc.*sec.            2,126,980      31,372,955
    Viacom, Inc. Cl-B*       854,364      38,113,177
                                        ------------
                                          69,486,132
                                        ------------
  FINANCIAL -- BANK & TRUST -- 6.6%
    Bank of America Corp.    347,610      24,263,178
    Wells Fargo & Co.        269,420      13,597,627
                                        ------------
                                          37,860,805
                                        ------------
  FINANCIAL SERVICES -- 5.4%
    Fannie Mae               193,610      12,944,765
    SLM Corp.sec.            176,580      18,141,829
                                        ------------
                                          31,086,594
                                        ------------
  FOOD -- 1.0%
    Unilever NV NY
      Reg.sec.                86,560       5,540,706
                                        ------------
  HEALTHCARE SERVICES -- 11.2%
    Anthem, Inc.*sec.        353,340      22,260,420
    UnitedHealth Group,
      Inc.                    86,620       7,878,089
    WellPoint Health
      Networks, Inc.*sec.    447,595      33,663,619
                                        ------------
                                          63,802,128
                                        ------------
  INSURANCE -- 7.5%
    American
      International
      Group, Inc.sec.        381,040      23,834,052
    Marsh & McLennan
      Companies, Inc.sec.    403,080      18,827,867
                                        ------------
                                          42,661,919
                                        ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 3.2%
    St. Jude Medical,
      Inc.*sec.              520,455      18,533,403
                                        ------------
  OIL & GAS -- 7.5%
    Exxon Mobil Corp.      1,263,010      42,512,917
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  PHARMACEUTICALS -- 2.0%
    Genentech, Inc.*sec.     340,235    $ 11,598,611
                                        ------------
  RETAIL & MERCHANDISING -- 2.5%
    Home Depot, Inc.         499,860      14,435,957
                                        ------------
  TELECOMMUNICATIONS -- 2.2%
    Nokia Corp. Cl-A
      [ADR]sec.              732,580      12,175,480
    QUALCOMM, Inc.*sec.        9,900         341,748
                                        ------------
                                          12,517,228
                                        ------------
TOTAL COMMON STOCK
  (Cost $573,069,201)                    467,479,295
                                        ------------
                              PAR
                             (000)
                             -----
SHORT-TERM INVESTMENTS -- 14.9%
  COMMERCIAL PAPER -- 13.1%
    Citicorp Corp.         $  19,100      19,100,000
      1.70%, 11/01/02
    General Electric
      Capital Corp.           28,000      28,000,000
      1.89%, 11/01/02
    Prudential Funding
      LLC                     28,000      28,000,000
      1.82%, 11/01/02
                                        ------------
                                          75,100,000
                                        ------------
                            SHARES
                            ------
REGISTERED INVESTMENT COMPANIES -- 0.0%
    Temporary Investment
      Cash Fund               33,072          33,072
    Temporary Investment
      Fund                    33,071          33,071
                                        ------------
                                              66,143
                                        ------------
                              PAR
                             (000)
                             -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.8%
    Federal Farm Credit Bank
      1.64%, 11/06/02      $  10,000       9,997,722
                                        ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $85,163,865)                      85,163,865
                                        ------------
TOTAL INVESTMENTS --96.9%
  (Cost $658,233,066)                    552,643,160
OTHER ASSETS LESS
  LIABILITIES -- 3.1%                     17,926,511
                                        ------------
NET ASSETS -- 100.0%                    $570,569,671
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF MONEY MARKET FUND

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
COMMERCIAL PAPER -- 57.2%
  AUTOMOBILE MANUFACTURERS -- 3.0%
    Volkswagen of America
      1.73%, 11/12/02++     $12,000    $ 11,993,657
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 3.0%
    IBM Corp.
      1.71%, 12/18/02        12,000      11,973,210
                                       ------------
  FINANCIAL -- BANK & TRUST -- 16.5%
    Banco Bilbao Vizcaya Argentaria
      1.74%, 12/11/02++      12,000      11,976,800
    J.P. Morgan Chase Co.
      1.74%, 11/19/02        10,000       9,991,300
    Lloyds TSB Bank PLC
      1.70%, 12/19/02        10,000       9,977,333
    Natexis Banques Populaires
      1.68%, 02/03/03        12,000      11,947,360
    National Bank of New Zealand
      1.74%, 12/20/02++      10,000       9,976,317
    West Deutshe Landesbank
      1.75%, 01/31/03        12,000      11,946,917
                                       ------------
                                         65,816,027
                                       ------------
  FINANCIAL SERVICES -- 31.3%
    ANZ, Inc.
      1.72%, 12/17/02        10,000       9,978,022
    BP Capital Markets PLC
      1.98%, 11/18/02        15,000      14,985,975
    Danske Corp.
      1.74%, 12/20/02        10,000       9,976,317
    General Electric Capital Corp.
      1.74%, 11/27/02         7,000       6,991,203
    Goldman Sachs Group, Inc.
      2.02%, 11/13/02         5,000       4,996,633
    KBC Financial Products
      International
      1.74%, 01/28/03++      12,000      11,948,960
    Morgan Stanley & Co.
      1.75%, 01/16/03        10,000       9,963,056
    Nationwide Building Society
      1.66%, 02/07/03        12,000      11,945,773
    Nestle Capital Corp.
      1.72%, 11/05/02++      10,000       9,998,089
    Pfizer, Inc.
      1.61%, 12/23/02++      10,000       9,976,744
    Spintab (Swedmortgage) AB
      1.77%, 02/05/03        12,000      11,943,360
    UBS Finance, Inc.
      1.85%, 11/01/02        12,000      12,000,000
                                       ------------
                                        124,704,132
                                       ------------
  INSURANCE -- 3.4%
    Irish Life & Permanent PLC
      2.00%, 11/14/02++      13,600      13,590,178
                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $228,077,204)                   228,077,204
                                       ------------

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
CERTIFICATES OF DEPOSIT -- 20.5%
     Bayerische Hypo-Vereinsbank
      1.76%, 11/06/02       $12,000    $ 12,000,000
    Credit Suisse First Boston
      2.342%, 01/21/03
      [FRN]++                 2,900       2,909,657
    Gillette Co.
      1.692%, 11/18/02
      [FRN]++                10,000       9,998,754
    HBOS Treasury Services PLC
      1.78%, 12/02/02        12,000      12,000,000
    Lehman Brothers Holdings, Inc.
      1.86%, 11/25/02
      [FRN]++                15,000      15,000,000
    Merrill Lynch & Co.
      2.103%, 11/15/02
      [FRN]++                 2,000       2,003,624
      1.80%, 11/30/02
      [FRN]++                 5,000       5,000,000
      1.956%, 01/02/03
      [FRN]++                 5,000       5,002,013
    National City Bank
      1.68%, 02/19/03         8,000       8,000,000
    World Savings Bank
      1.72%, 11/20/02        10,000       9,999,895
                                       ------------
  (Cost $81,913,943)                     81,913,943
                                       ------------
TIME DEPOSIT -- 6.0%
    Citibank NA Nassau
      1.875%, 11/01/02       12,000      12,000,000
    Societe Generale Montreal
      1.92%, 11/01/02        12,000      12,000,000
                                       ------------
  (Cost $24,000,000)                     24,000,000
                                       ------------
CORPORATE OBLIGATIONS -- 5.9%
  FINANCIAL SERVICES -- 4.6%
    Bank One Corp.
      1.98%, 11/15/02
      [FRN]++                11,000      11,008,434
    General Electric Capital Corp.
      5.35%, 11/18/02         7,500       7,510,396
                                       ------------
                                         18,518,830
                                       ------------
  RETAIL & MERCHANDISING -- 1.3%
    Wal-Mart Stores, Inc.
      4.375%, 08/01/03        5,000       5,101,228
                                       ------------
TOTAL CORPORATE
  OBLIGATIONS
  (Cost $23,620,058)                     23,620,058
                                       ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.0%
    Federal Home Loan Bank
      1.30%, 11/01/02
  (Cost $16,100,000)         16,100      16,100,000
                                       ------------

ASAF MONEY MARKET FUND

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
BANK LOAN OBLIGATIONS -- 3.8%
    Bear Stearns Co., Inc.
      1.762%, 01/03/03
      [FRN]++               $ 5,000    $  5,000,000
    Northern Rock PLC
      1.75%, 11/14/02
      [FRN]++                10,000      10,000,000
                                       ------------
  (Cost $15,000,000)                     15,000,000
                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.5%
    M&I Auto Loan Trust
      Series 2002-1 Cl-A1
      1.77%, 10/20/03
  (Cost $10,000,000)         10,000      10,000,000
                                       ------------
PROMISSORY NOTE -- 2.5%
    Goldman Sachs Group, Inc.
      1.772%, 01/03/03
      [FRN]+++
      (Cost $10,000,000)     10,000      10,000,000
                                       ------------
                            SHARES
                            ------
REGISTERED INVESTMENT COMPANIES -- 0.0%
    Temporary Investment
      Cash Fund              41,967          41,967
    Temporary Investment
      Fund                   41,967          41,967
                                       ------------
  (Cost $83,934)                             83,934
                                       ------------

---------------------------------------------------
                                          VALUE
---------------------------------------------------
TOTAL
  INVESTMENTS -- 102.4%
  (Cost $408,795,139)                  $408,795,139
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (2.4%)                 (9,538,702)
                                       ------------
NET ASSETS -- 100.0%                   $399,256,437
                                       ============

++ Security is restricted as to resale and may not be resold except to qualified institutional buyers.
   At the end of the current reporting period, securities amounted to 19.9% of the net assets. These securities have been deemed to be liquid under procedures established by the Board of Directors.
-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF PIMCO TOTAL RETURN BOND FUND

------------------------------------------------------
                                 PAR
                                (000)        VALUE
------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 44.7%
    Federal Home Loan Mortgage Corp.
      6.50%, 12/15/23          $   266    $    286,509
      7.00%, 02/15/27            4,455       4,699,910
      7.50%, 07/15/30            2,800       2,990,030
      7.818%, 07/01/30 [VR]        113         118,313
      8.50%, 08/01/24-
         12/01/25                  310         334,133
                                          ------------
                                             8,428,895
                                          ------------
    Federal Housing Authority
      6.68%, 01/01/09              659         673,571
                                          ------------
    Federal National Mortgage Assoc.
      3.953%, 09/01/40 [VR]      2,737       2,827,421
      4.409%, 05/01/36 [VR]     11,377      11,675,460
      4.545%, 01/01/28 [VR]        146         149,996
      5.50%, 12/01/16-
         11/01/17               29,756      30,735,603
      5.50%, 11/19/17 [TBA]     26,000      26,812,501
      5.937%, 11/01/11           4,458       4,859,635
      6.00%, 03/01/16-
         10/01/17               39,727      41,438,251
      6.00%, 11/19/17 [TBA]     44,750      46,609,901
                                          ------------
                                           165,108,768
                                          ------------
    Government National Mortgage Assoc.
      4.50%, 05/20/30 [VR]       1,567       1,607,319
      6.00%, 07/15/29            1,451       1,506,715
      6.50%, 01/15/03-
         04/15/32               12,576      13,115,702
      6.75%, 10/16/40            5,138       5,670,479
      6.875%, 02/15/40           4,935       5,098,449
      7.00%, 12/15/30-
         11/20/32               39,191      41,170,118
                                          ------------
                                            68,168,782
                                          ------------
      (Cost $238,323,789)                  242,380,016
                                          ------------
CORPORATE OBLIGATIONS -- 25.1%
  AIRLINES -- 0.3%
    American Airlines, Inc.
      6.978%, 04/01/11             771         699,318
    Continental Airlines, Inc.
      6.954%, 08/02/09           1,362         886,794
                                          ------------
                                             1,586,112
                                          ------------
  AUTOMOBILE MANUFACTURERS -- 1.4%
    DaimlerChrysler NA
      Holding Corp.
      2.657%, 12/16/02 [FRN]     1,200       1,200,356
      2.322%, 08/01/03 [FRN]     1,300       1,296,537
      2.42%, 08/02/04 [FRN]        200         197,889
      2.053%, 08/16/04 [FRN]     5,000       4,931,150
                                          ------------
                                             7,625,932
                                          ------------

------------------------------------------------------
                                 PAR
                                (000)        VALUE
------------------------------------------------------
  BUSINESS SERVICES -- 0.2%
    Trinom Ltd.
      5.82%, 06/18/04 144A
      [FRN]                    $ 1,000    $  1,006,760
                                          ------------
  ENTERTAINMENT & LEISURE -- 4.1%
    AOL Time Warner, Inc.
      7.625%, 04/15/31           4,600       4,181,805
      7.70%, 05/01/32            4,400       4,054,508
    The Walt Disney Co.
      6.375%, 03/01/12          10,000      10,752,629
      7.00%, 03/01/32            3,000       3,183,408
                                          ------------
                                            22,172,350
                                          ------------
  FINANCIAL -- BANK & TRUST -- 1.6%
    Bank of America Corp.
      2.10%, 08/26/05 [FRN]      4,000       4,002,540
    Bank One Corp.
      5.90%, 11/15/11              500         535,101
    Popular North America,
      Inc. Cl-D
      6.625%, 01/15/04           3,000       3,141,387
    Wachovia Corp.
      4.95%, 11/01/06            1,100       1,164,550
                                          ------------
                                             8,843,578
                                          ------------
  FINANCIAL SERVICES -- 6.8%
    Banco Nacional de
      Comercio Exterior
      7.25%, 02/02/04            4,500       4,719,375
    Bear Stearns Co., Inc.
      2.047%, 12/01/03 [FRN]     2,400       2,403,946
    CIT Group, Inc.
      2.21%, 04/07/03 [FRN]      1,800       1,788,840
      7.50%, 11/14/03            1,400       1,436,095
    Ford Motor Credit Co.
      1.877%, 02/13/03 [FRN]     7,198       7,119,274
      2.076%, 06/02/03 [FRN]     2,300       2,249,345
      2.11%, 06/20/03 [FRN]        600         585,739
    Gemstone Investor Ltd.
      7.71%, 10/31/04 144A         900         684,922
    General Electric Capital Corp.
      6.125%, 02/22/11             900         962,245
    General Motors Acceptance Corp.
      2.58%, 01/20/03 [FRN]      2,800       2,711,257
      2.115%, 07/21/03 [FRN]     2,700       2,650,474
      2.25%, 08/04/03 [FRN]        800         785,441
      2.612%, 05/04/04 [FRN]     6,600       6,390,693
      2.442%, 05/10/04 [FRN]     1,100       1,063,113
      2.19%, 07/21/04 [FRN]        400         377,902
      8.00%, 11/01/31              200         179,039
    Household Finance Corp.
      2.146%, 05/28/04 [FRN]     1,200       1,105,900
                                          ------------
                                            37,213,600
                                          ------------

ASAF PIMCO TOTAL RETURN BOND FUND

------------------------------------------------------
                                 PAR
                                (000)        VALUE
------------------------------------------------------
  OIL & GAS -- 0.8%
    El Paso Corp.
      7.75%, 01/15/32          $ 5,700    $  3,599,755
    Kerr McGee Corp.
      2.60%, 06/28/04 144A
      [FRN]                        700         699,534
                                          ------------
                                             4,299,289
                                          ------------
  PAPER & FOREST PRODUCTS -- 0.5%
    International Paper Co.
      3.07%, 06/20/04 144A
      [FRN]                      2,475       2,450,921
                                          ------------
  TELECOMMUNICATIONS -- 5.7%
    AT&T Corp.
      3.572%, 04/18/03 144A
      [FRN]++                    5,500       5,149,491
    AT&T Wireless Services, Inc.
      7.875%, 03/01/11           3,700       3,228,250
    Qwest Capital Funding Corp.
      7.25%, 02/15/11              717         401,520
    Qwest Corp.
      7.625%, 06/09/03           5,000       4,850,000
    Sprint Capital Corp.
      6.125%, 11/15/08           2,500       1,967,103
      7.625%, 01/30/11           3,900       3,147,050
      8.375%, 03/15/12             500         421,422
      8.75%, 03/15/32            8,900       6,784,674
    Verizon Florida, Inc.
      6.125%, 01/15/13             400         410,726
    Verizon Pennsylvania
      5.65%, 11/15/11            4,500       4,492,985
                                          ------------
                                            30,853,221
                                          ------------
  UTILITIES -- 3.7%
    DTE Energy Co.
      7.11%, 11/15/03 144A
      [FRN]                      3,000       3,077,910
    Entergy Gulf Corp.
      3.106%, 09/01/04 144A
      [FRN]                      5,500       5,484,061
    National Rural Utilities Co.
      2.82%, 04/26/04 [FRN]        900         903,318
    Pacific Gas & Electric Co.
      7.583%, 10/31/49 144A
      [FRN]                      2,400       2,244,000
    South Point Energy
      8.40%, 05/30/12 144A       4,545       2,502,345
    Texas Utilities Co.
      2.426%, 06/15/03 144A
      [FRN]                      6,000       5,822,641
                                          ------------
                                            20,034,275
                                          ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $144,529,844)                      136,086,038
                                          ------------

------------------------------------------------------
                                 PAR
                                (000)        VALUE
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.6%
    Bear Stearns Trust
      Series 2000-1 Cl-1A
      7.403%, 12/25/30 [ARM]
                               $    74    $     74,640
    Bear Stearns Trust
      Series 2001-10 Cl-VIA
      6.125%, 12/25/31 [ARM]
                                   598         605,408
    Bear Stearns Trust
      Series 2001-8 Cl-VIA
      6.709%, 11/25/31 [ARM]
                                 1,305       1,335,277
    Bear Stearns Trust
      Series 2002-9 Cl-2A
      5.439%, 10/25/32 [ARM]
                                   697         706,330
    Centre Re/Greenwich
      Series 1999-Z1 Cl-A
      6.715%, 02/01/09 144A      2,834       3,094,371
    Chase Mortgage Finance Corp.
      Series 1999-S8 Cl-A1
      6.35%, 07/25/29            2,004       2,041,694
    Countrywide Home Loans Corp.
      Series 1998-18 Cl-2A3
      6.75%, 11/25/28            1,000       1,029,105
    Countrywide Home Loans Corp.
      Series 2002-12 Cl-1A20
      6.50%, 08/25/32              915         938,842
    CS First Boston Mortgage
      Securities Corp.
      Series 2001-S18 Cl-A2
      2.18%, 08/25/31 [FRB]      2,167       2,155,628
    CS First Boston Mortgage
      Securities Corp.
      Series 2002-AR8 Cl-2A
      6.249%, 04/25/32 [VR]        814         834,060
    E-Trade Bank Trust
      Series 2001-01 Cl-A1
      7.034%, 09/25/31 [VR]      1,704       1,743,249
    Fannie Mae Series
      2002-55 Cl-Z
      5.50%, 09/25/32 [VR]       1,009         954,389
    First Horizon Asset Securities,
      Inc.
      Series 2001-7 Cl-A1
      6.75%, 11/25/31              753         777,220
    General Motors Acceptance Corp.
      Series 2001-WT Cl-A2
      2.17%, 09/09/15
      144A [VR]                  3,000       2,880,000
    Morgan Stanley Capital I Trust
      Series 1997-HF1 Cl-A1
      6.86%, 07/15/29 144A         549         568,293
    Morgan Stanley Dean Witter Capital I
      Series 2001-SGMA Cl-A
      2.10%, 07/11/11
      144A [FRB]                 2,453       2,443,109
    Norwest Asset Securities Corp.
      Series 1999-18 Cl-A2
      6.00%, 07/25/29            5,200       5,413,641
    Norwest Asset Securities Corp.
      Series 1999-25 Cl-A4
      6.50%, 10/25/29            1,933       2,049,683

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

------------------------------------------------------
                                 PAR
                                (000)        VALUE
------------------------------------------------------
    PNC Mortgage Securities Corp.
      Series 1998-10 Cl-1A6
      6.50%, 12/25/28          $ 2,000    $  2,046,663
    PNC Mortgage Securities Corp.
      Series 1998-10 Cl-1A8
      6.50%, 12/25/28              637         645,215
    Regal Trust IV Series
      1999-1 Cl-A
      4.272%, 09/29/31
      144A [FRB]                 5,889       5,734,601
    Sequoia Mortgage Trust
      Series 2002-8 Cl-2A
      2.12%, 08/20/32 [FRB]      2,372       2,371,700
    Small Business Administration
      Participation Certificate
      Series 2001-20A Cl-1
      6.29%, 01/01/21            1,282       1,407,574
    Small Business Administration
      Series 2000-P10B Cl-1
      7.449%, 08/01/10             544         617,704
    Small Business Administration
      Series 2001-P10B Cl-1
      6.344%, 08/01/11           4,329       4,674,675
    Structured Asset Mortgage
      Investments, Inc.
      Series 2002-AR3 Cl-A1
      2.169%, 09/19/02 [FRB]     1,096       1,095,963
    Structured Asset Securities Corp.
      Series 2001-12 Cl-1A4
      5.80%, 09/25/31              440         447,498
    Structured Asset Securities Corp.
      Series 2001-15A Cl-2A1
      6.50%, 10/25/31 [VR]         798         816,598
    Structured Asset Securities Corp.
      Series 2002-13 Cl-3A1
      2.28%, 06/25/17 [FRB]      5,160       5,165,293
    Structured Asset Securities Corp.
      Series 2002-14A Cl-2A1
      6.15%, 07/25/32              813         831,783
    Structured Asset Securities Corp.
      Series 2002-1A Cl-4A
      6.32%, 02/25/32 [VR]       1,217       1,256,605
    Torrens Trust
      Series 2000-1GA Cl-A
      2.06%, 07/15/31 144A
      [FRB]                        982         982,254
    U.S. Resturant Properties Funding
      Series 2001-1A Cl-A
      2.31%, 08/26/08
      144A [FRB]                 3,298       3,297,763
    United Mortgage Securities Corp.
      Series 1993-1 Cl-AA
      6.286%, 09/25/33 [VR]        676         694,604
    United Mortgage Securities Corp.
      Series 1994-1 Cl-A2
      5.328%, 06/25/32 [VR]      2,008       2,055,556
    Vendee Mortgage Trust
      Series 1994-3A Cl-1ZB
      6.50%, 09/15/24           16,234      17,401,372

------------------------------------------------------
                                 PAR
                                (000)        VALUE
------------------------------------------------------
    Washington Mutual
      Series 2002-AR11 Cl-A1
      5.243%, 10/25/32 [VR]    $ 5,044    $  5,177,844
    Wells Fargo Mortgage
      Backed Securities Trust
      Series 2001-25 Cl-IIA
      6.577%, 10/25/31 [VR]      1,074       1,087,635
    Wells Fargo Mortgage
      Backed Securities Trust
      Series 2001-25 Cl-IVA
      6.659%, 10/25/31 [VR]      1,515       1,550,341
    Wells Fargo Mortgage
      Backed Securities Trust
      Series 2002-E Cl-2A1
      5.221%, 09/25/32 [VR]      1,070       1,087,235
                                          ------------
  (Cost $86,920,283)                        90,091,415
                                          ------------
U.S. TREASURY OBLIGATIONS -- 10.4%
    U.S. Treasury Bonds
      7.50%, 11/15/16           22,800      29,399,552
      8.75%, 05/15/17            1,300       1,851,181
                                          ------------
                                            31,250,733
                                          ------------
    U.S. Treasury Inflationary Bonds [TIPS]
      3.375%, 01/15/07-
         01/15/12#               1,900       2,178,687
      3.875%, 01/15/09-
         04/15/29               10,900      13,778,813
      4.25%, 01/15/10            1,200       1,455,215
      3.50%, 01/15/11            1,800       2,031,265
      3.00%, 07/15/12              500         599,695
                                          ------------
                                            20,043,675
                                          ------------
    U.S. Treasury Notes
      7.25%, 05/15/16            3,700       4,672,552
                                          ------------
    U.S. Treasury Strips
      5.21%, 11/15/27            3,000         767,355
                                          ------------
  (Cost $57,241,806)                        56,734,315
                                          ------------
ASSET BACKED SECURITIES -- 3.5%
    Ace Securities Corp.
      Series 2002-HE1 Cl-A
      2.17%, 06/25/32 [FRB]        960         959,207
    Ameriquest Mortgage Securities,
      Inc.
      Series 2000-1 Cl-A
      2.123%, 05/15/30 [FRB]       622         622,096
    Ameriquest Mortgage Securities,
      Inc.
      Series 2000-2 Cl-A
      2.103%, 07/15/30 [FRB]       345         344,924
    Bayview Financial Acquisition Trust
      Series 2001-AA Cl-A
      2.214%, 04/25/31
      144A [FRB]                   500         499,410
    Bayview Financial Acquisition Trust
      Series 2001-BA Cl-A
      2.11%, 07/25/31
      144A [FRB]                   195         194,569

ASAF PIMCO TOTAL RETURN BOND FUND

------------------------------------------------------
                                 PAR
                                (000)        VALUE
------------------------------------------------------
Brazos Student Loan Finance Corp.
      Series 1998-A Cl-A2
      2.54%, 06/01/23 [FRB]    $ 4,610    $  4,623,805
    CDC Mortgage Capital Trust
      Series 2002-HE2 Cl-A
      2.12%, 01/25/33 [FRB]      4,943       4,930,847
    Conseco Finance Trust
      Series 2000-C Cl-A
      2.172%, 12/15/29 [FRB]     1,023       1,017,887
    Conseco Private Label
      Master Note Trust
      Series 2001-A Cl-A
      2.083%, 12/15/08 [FRN]     1,700       1,695,890
    Household Mortgage Loan Trust
      Series 2002-HC1 Cl-A
      2.12%, 05/20/32 [FRB]        989         989,054
    IMC Home Equity Loan Trust
      Series 1998-4 Cl-A
      1.99%, 08/20/29 [FRB]      1,384       1,375,144
    Irwin Home Equity
      Series 2002-1 Cl-2A1
      2.12%, 06/25/29 [FRB]        920         918,452
    Premium Asset Trust
      Series 2000-10
      2.105%, 11/27/04 144A
      [FRN]                        300         300,927
    Residential Asset Mortgage Products, Inc.
      Series 2000-RZ2 Cl-A4
      7.61%, 12/25/27              566         567,813
                                          ------------
  (Cost $19,027,565)                        19,040,025
                                          ------------
                              PRINCIPAL
                              IN LOCAL
                              CURRENCY
                                (000)
                              ---------
FOREIGN BONDS -- 2.6%
  TELECOMMUNICATIONS
    British Telecom PLC -- (GBP)
      3.182%, 12/15/03 [FRN]
                                 4,000       4,002,704
      8.125%, 12/15/10             400         470,048
    France Telecom -- (FRF)
      4.576%, 03/14/03 144A
      [FRN]                      9,498       9,458,146
      7.75%, 03/01/11              300         331,581
                                          ------------
  (Cost $14,243,846)                        14,262,479
                                          ------------
------------------------------------------------------
                                 PAR
                                (000)        VALUE
------------------------------------------------------
SOVEREIGN ISSUES -- 1.3%
  BRAZIL -- 0.6%
    Republic of Brazil
      3.063%, 04/15/06 [BRB,
      FRN]                     $   704    $    549,079
      11.00%, 01/11/12           2,500       1,456,250
      8.00%, 04/15/14 [BRB,
      FRB]                       1,601         936,047
      12.25%, 03/06/30             500         291,250
                                          ------------
                                             3,232,626
                                          ------------
  MEXICO -- 0.5%
    United Mexican States
      9.875%, 02/01/10             200         233,800
      11.375%, 09/15/16            100         126,750
      6.25%, 12/31/19            2,200       2,178,493
                                          ------------
                                             2,539,043
                                          ------------
  PANAMA -- 0.1%
    Republic of Panama
      9.375%, 07/23/12             700         729,750
                                          ------------
  PERU -- 0.1%
    Republic of Peru
      9.125%, 02/21/12 144A        600         531,000
      9.125%, 02/21/12             200         177,000
                                          ------------
                                               708,000
                                          ------------
TOTAL SOVEREIGN ISSUES
  (Cost $8,516,945)                          7,209,419
                                          ------------
MUNICIPAL BONDS -- 1.0%
  NEVADA
    Clark County General Obligation Bond
      (MBIA Insured)
      5.00%, 06/01/32
  (Cost $5,682,387)              5,700       5,666,502
                                          ------------
                              NUMBER OF
                              CONTRACTS
                              ---------
OPTIONS -- 0.0%
  PUT OPTIONS
    3-Month Euro-Euribor
      Interest Futures,
      Strike Price 95.625,
      Expires 03/17/03*            715               2
    3-Month Euro-Euribor
      Interest Futures,
      Strike Price 95.75,
      Expires 03/17/03*            270               1
    3-Month Euro-Euribor
      Interest Futures,
      Strke Price 95.875,
      Expires 03/17/03*            245               1
    Eurodollar Futures,
      Strike Price 95.50,
      Expires 12/06/02*             20             125

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

------------------------------------------------------
                              NUMBER OF
                              CONTRACTS      VALUE
------------------------------------------------------
    Eurodollar Futures,
      Strike Price 95.75,
      Expires 03/17/03*             90    $      1,125
    Eurodollar Futures,
      Strike Price 96,
      Expires 12/16/02*            135           1,687
    Eurodollar Futures,
      Strike Price 97,
      Expires 12/16/02*             30             188
    Eurodollar Futures,
      Strike Price 95.75,
      Expires 12/16/02*             65             406
                                          ------------
  (Cost $20,000)                                 3,535
                                          ------------
                                 PAR
                                (000)
                                -----
SHORT-TERM INVESTMENTS -- 12.8%
  COMMERCIAL PAPER -- 9.5%
    Abbey National North American LLC
      1.75%, 12/10/02          $ 1,200       1,197,308
    Danske Corp.
      1.75%, 12/19/02           24,200      24,123,436
    Svenska Handelsbank
      1.75%, 11/06/02            1,000         999,757
      1.76%, 11/07/02            1,400       1,399,589
    UBS Finance of Delaware LLC
      1.75%, 12/18/02           24,000      23,925,313
                                          ------------
                                            51,645,403
                                          ------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.1%
    Federal National Mortgage Assoc.
      1.73%, 12/05/02#              10           9,985
      1.71%, 04/09/03           11,400      11,329,012
                                          ------------
                                            11,338,997
                                          ------------
  U.S. TREASURY OBLIGATIONS -- 0.6%
    U.S. Treasury Bills
      1.572%, 11/14/02#            670         669,618
      1.59%, 11/14/02              290         289,834
      1.52%, 11/29/02#              85          84,900
      1.525%, 11/29/02#             10           9,988
      1.546%, 11/29/02#             60          59,928
      1.56%, 11/29/02#              40          39,951
      1.563%, 11/29/02#             70          69,915
      1.58%, 11/29/02#             155         154,810
      1.585%, 11/29/02#            180         179,778
      1.595%, 11/29/02#            575         574,286
      1.60%, 11/29/02#              90          89,888
      1.621%, 11/29/02#            220         219,723
      1.633%, 11/29/02#             20          19,975
      1.64%, 11/29/02#             495         494,369
      1.646%, 11/29/02              40          39,949
      1.655%, 11/29/02             155         154,800
      1.66%, 11/29/02              300         299,613
                                          ------------
                                             3,451,325
                                          ------------
------------------------------------------------------
                               SHARES        VALUE
------------------------------------------------------
  REGISTERED INVESTMENT COMPANIES -- 0.6%
    Temporary Investment
      Cash Fund               1,660,954   $  1,660,954
    Temporary Investment
      Fund                    1,660,954      1,660,954
                                          ------------
                                             3,321,908
                                          ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $69,782,889)                        69,757,633
                                          ------------
TOTAL INVESTMENTS -- 117.9%
  (Cost $644,289,354)                      641,231,377
                                          ------------
                              NUMBER OF
                              CONTRACTS
                              ---------
WRITTEN OPTIONS -- (0.4)%
  CALL OPTIONS -- (0.3)%
    Eurodollar Futures,
      Strike Price 98.75,
      Expires 06/16/03*           (184)        (78,200)
    Swap 3-Month LIBOR
      & Fixed 5.20%,
      Strike Price 5.20,
      Expires 11/02/04*+           (80)       (390,176)
    Swap 3-Month LIBOR
      & Fixed 5.50%,
      Strike Price 5.50,
      Expires 01/07/05*+          (116)       (667,232)
    Swap 3-Month LIBOR
      & Fixed 6.00%,
      Strike Price 6.00,
      Expires 10/19/04*+           (24)       (191,662)
    U.S. Treasury Note
      Futures, Strike Price
      110, Expires
      11/23/02*                    (23)       (109,969)
    U.S. Treasury Note Futures,
      Strike Price 115,
      Expires 11/23/02*           (143)       (116,187)
    U.S. Treasury Note
      Futures, Strike Price
      116, Expires
      11/22/02*                   (160)        (70,000)
    U.S. Treasury Note
      Futures, Strike Price
      118, Expires
      11/23/02*                   (119)        (11,156)
                                          ------------
                                            (1,634,582)
                                          ------------
  PUT OPTIONS -- (0.1)%
    Eurodollar Futures,
      Strike Price 96.50,
      Expires 12/16/02*           (391)         (2,444)
    Eurodollar Futures,
      Strike Price 97.50,
      Expires 06/16/03*            (93)        (16,275)
    Eurodollar Futures,
      Strike Price 98,
      Expires 06/16/03*            (35)        (14,219)

ASAF PIMCO TOTAL RETURN BOND FUND

------------------------------------------------------
                              NUMBER OF
                              CONTRACTS      VALUE
------------------------------------------------------
    Swap 3-Month LIBOR
      & Fixed 6.00%,
      Strike Price 6.00,
      Expires 10/19/04*+           (24)   $    (62,407)
    Swap 3-Month LIBOR
      & Fixed 6.70%,
      Strike Price 6.70,
      Expires 11/02/04*+           (80)       (141,552)
    Swap 3-Month LIBOR
      & Fixed 7.0%, Strike
      Price 7.0, Expires
      01/07/05*+                  (116)       (195,112)
    U.S. Treasury Note
      Futures, Strike Price
      110, Expires
      11/23/02*                   (175)        (10,937)
    U.S. Treasury Note
      Futures, Strike Price
      112, Expires
      11/22/02*                    (31)         (6,297)
                                          ------------
                                              (449,243)
                                          ------------
TOTAL WRITTEN OPTIONS
  (Premiums Received $2,099,585)            (2,083,825)
                                          ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (17.6%)                  (95,491,476)
                                          ------------
NET ASSETS -- 100.0%                      $543,656,076
                                          ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

++ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the current reporting period, these securities amounted to 0.94% of the net assets.

Foreign currency exchange contracts outstanding at October 31, 2002:

SETTLEMENT             CONTRACTS TO      IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE        RECEIVE             FOR        AT VALUE    APPRECIATION
--------------------------------------------------------------------------------
11/02        Buy    EUR     3,347,000    $3,285,639    $3,312,845     $27,206
                                         ==========    ==========     =======

SETTLEMENT             CONTRACTS TO      IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE        DELIVER             FOR        AT VALUE    APPRECIATION
--------------------------------------------------------------------------------
12/02        Sell   JPY    50,811,000    $  431,905    $  415,117     $16,788
                                         ==========    ==========     =======

# All or a portion of these securities with an aggregate market value of $2,575,811 have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2002:

                                            NOTIONAL     UNREALIZED
                          EXPIRATION         AMOUNT    APPRECIATION/
DESCRIPTION                 MONTH            (000)     (DEPRECIATION)
---------------------------------------------------------------------
U.S. Treasury 10 Year       12/02           $ 20,800     $  341,454
 Note
U.S. Treasury 30 Year       12/02             10,400       (106,312)
 Bond
Euro Dollar                 06/03      EUR    47,000        132,837
Euro Dollar                 09/03      EUR    16,000        129,600
Euro Euribor Interest       03/03      EUR   196,000        489,223
 Rate
Euro Euribor Interest       06/03      EUR    29,000         18,524
 Rate
10 Year Euro Bund           12/02      EUR     2,500         69,656
Euro-Bobl                   12/02      EUR    81,100        828,797
                                                         ----------
                                                         $1,903,779
                                                         ==========

Written put options on interest rate futures outstanding at October 31, 2002:

                                                              NOTIONAL
                       STRIKE   EXPIRATION   NUMBER OF         AMOUNT     UNREALIZED
DESCRIPTION            PRICE      MONTH      CONTRACTS         (000)     APPRECIATION
-------------------------------------------------------------------------------------
3-Month Euro-Euribor
 Interest Rate
 Futures               96.750     03/03         433      EUR  108,250      $ 58,698
3-Month Euro-Euribor
 Interest Rate
 Futures               97.000     03/03         743      EUR  185,750        68,022
3-Month Euro-Euribor
 Interest Rate
 Futures               96.750     06/03          72      EUR   18,000         8,280
3-Month Euro-Euribor
 Interest Rate
 Futures               96.500     12/03          35      EUR    8,750         8,967
3-Month Euro-Euribor
 Interest Rate
 Futures               96.750     12/03          37      EUR    9,250         5,616
                                                                           --------
(Premiums Received $520,519)                                               $149,583
                                                                           ========

Interest rate swap agreements outstanding at October 31, 2002:

                                            NOTIONAL
                          EXPIRATION         AMOUNT
DESCRIPTION                 MONTH            (000)         VALUE
---------------------------------------------------------------------
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+(a)         03/17      EUR       500    $     2,628
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+(b)         03/17      EUR     3,900         20,497
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+(a)         03/32      EUR     1,500         34,465

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                            NOTIONAL
                          EXPIRATION         AMOUNT
DESCRIPTION                 MONTH            (000)         VALUE
---------------------------------------------------------------------
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+(c)         03/32      EUR     1,300    $    29,869
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%.+(c)                 03/17      GBP       700          7,370
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%.+(a)                 03/17      GBP       300          3,159
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%.+(b)                 03/17      GBP     1,700         17,900
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%.+(a)                 03/32      GBP       900        (30,127)
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%.+(c)                 03/32      GBP       600        (20,084)
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 0.324%.+(b)                09/07      JPY   700,000        (11,171)
Receive variable rate
 payments on the three
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 6.00%.+(d)                 12/12           $  2,400       (291,653)

                                            NOTIONAL
                          EXPIRATION         AMOUNT
DESCRIPTION                 MONTH            (000)         VALUE
---------------------------------------------------------------------
Receive variable rate
 payments on the three
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 6.00%.+(d)                 12/22           $  1,400    $  (123,140)
Receive variable rate
 payments on the three
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 6.00%.+(e)                 12/12              1,200       (145,826)
Receive variable rate
 payments on the three
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 6.00%.+(b)                 12/12              6,100       (741,497)
Receive variable rate
 payments on the three
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 6.00%.+(f)                 12/12              4,400       (534,697)
Receive variable rate
 payments on the three
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 6.00%.+(a)                 12/12              5,400       (656,149)
                                                        -----------
(Proceeds $1,055,271)                                   $(2,438,456)
                                                        ===========

-------------------------------------------------------

Brokers:
(a) J.P. Morgan Chase & Co.
(b) Goldman Sachs
(c) UBS-Warburg
(d) Bank of America
(e) Morgan Stanley
(f) Lehman Brothers, Inc.

ASAF PBHG SMALL-CAP GROWTH FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 95.8%
  ADVERTISING -- 0.9%
    Advo, Inc.*               22,500    $    682,650
    DoubleClick, Inc.*        27,100         189,700
                                        ------------
                                             872,350
                                        ------------
  AEROSPACE -- 0.7%
    DRS Technologies,
      Inc.*                   21,100         699,254
    Orbital Science Corp.
      Warrants*                1,692           1,472
                                        ------------
                                             700,726
                                        ------------
  BEVERAGES -- 0.8%
    Coors, (Adolph) Co.
      Cl-Bsec.                 7,900         540,992
    PepsiAmericas, Inc.       19,300         296,255
                                        ------------
                                             837,247
                                        ------------
  BROADCASTING -- 1.2%
    Cumulus Media, Inc.*      22,300         382,222
    Hispanic Broadcasting
      Corp.*                  28,800         619,200
    Lin TV Corp. Cl-A*        12,500         257,875
                                        ------------
                                           1,259,297
                                        ------------
  BUILDING MATERIALS -- 0.4%
    Genlyte Group, Inc.*      10,700         399,645
                                        ------------
  BUSINESS SERVICES -- 5.0%
    Advisory Board Co.*       21,900         701,895
    Alliance Data Systems
      Corp.*sec.              28,400         482,800
    ChoicePoint,
      Inc.*sec.               10,700         405,102
    Fair, Isaac & Co.,
      Inc.                     8,300         319,301
    FTI Consulting, Inc.*     28,400       1,181,440
    Kroll, Inc.*              24,800         483,104
    Manhattan Associates,
      Inc.*                   39,100         878,968
    Pediatrix Medical
      Group, Inc.*            16,700         668,000
                                        ------------
                                           5,120,610
                                        ------------
  CHEMICALS -- 0.9%
    Cabot
      Microelectronics
      Corp.*sec.              14,100         639,999
    IMC Global, Inc.sec.      22,500         247,500
                                        ------------
                                             887,499
                                        ------------
  COMPUTER HARDWARE -- 1.9%
    Adaptec, Inc.*            60,000         357,600
    Insight Enterprises,
      Inc.*                   35,935         274,543
    SanDisk Corp.*            46,700         923,259
    Silicon Storage
      Technology, Inc.*       95,200         424,592
                                        ------------
                                           1,979,994
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  COMPUTER SERVICES & SOFTWARE -- 8.3%
    Anteon International
      Corp.*                  12,400    $    285,200
    Arbitron, Inc.*           26,700         911,805
    Avocent Corp.*            25,736         514,720
    Catalina Marketing
      Corp.*                  19,900         385,065
    Citrix Systems, Inc.*     36,100         272,555
    Cognizant Technology
      Solutions
      Corp.*sec.              23,300       1,541,761
    Extreme Networks,
      Inc.*                   35,000         147,350
    JDA Software Group,
      Inc.*                   21,300         186,375
    McData Corp.*             29,400         195,510
    Neoware Systems,
      Inc.*sec.               29,800         384,420
    PEC Solutions,
      Inc.*sec.               27,200         942,480
    Safenet, Inc.*            19,100         318,015
    ScanSource, Inc.*         17,900       1,075,790
    Siebel Systems, Inc.*     48,900         367,728
    Syntel, Inc.*             12,600         231,323
    Websense, Inc.*sec.       27,600         557,244
                                        ------------
                                           8,317,341
                                        ------------
  CONGLOMERATES -- 0.5%
    Hawaiian Electric
      Industries, Inc.        10,100         483,487
                                        ------------
  CONSTRUCTION -- 0.7%
    Beazer Homes USA,
      Inc.*sec.                3,000         197,190
    Hovanian Enterprises,
      Inc. Cl-A*sec.          12,500         472,750
                                        ------------
                                             669,940
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 1.6%
    Coinstar, Inc.*           28,300         848,717
    Playtex Products,
      Inc.*                   90,600         788,220
                                        ------------
                                           1,636,937
                                        ------------
  CONTAINERS & PACKAGING -- 0.5%
    AptarGroup, Inc.          17,900         499,947
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.8%
    Avnet, Inc.sec.           23,500         218,550
    Brooks-PRI
      Automation, Inc.*       34,200         522,918
    Comverse Technology,
      Inc.*                   71,700         522,693
    DSP Group, Inc.*          28,400         406,148
    Emulex Corp.*             32,500         583,376
    Harman International
      Industries, Inc.*        8,100         453,600
    Integrated Circuit
      Systems, Inc.*          14,800         302,512
    OSI Systems, Inc.*        21,000         335,790
    Plexus Corp.*             14,955         160,467

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Teradyne, Inc.*           16,100    $    194,971
    Vishay
      Intertechnology,
      Inc.*                   11,900         122,570
                                        ------------
                                           3,823,595
                                        ------------
  ENTERTAINMENT & LEISURE -- 1.2%
    Park Place
      Entertainment
      Corp.*                  58,400         423,400
    Station Casinos,
      Inc.*sec.               43,400         780,766
                                        ------------
                                           1,204,166
                                        ------------
  ENVIRONMENTAL SERVICES -- 1.6%
    Clean Harbors, Inc.*      29,400         254,310
    Gaiam, Inc.*              22,300         217,425
    TRC Companies, Inc.*       7,800         134,940
    Waste Connections,
      Inc.*sec.               29,100       1,064,478
                                        ------------
                                           1,671,153
                                        ------------
  FINANCIAL -- BANK & TRUST -- 4.2%
    Brookline Bancorp,
      Inc.sec.                63,203         715,458
    City National Corp.        8,800         398,200
    South Financial
      Group, Inc.             31,040         672,016
    Tierone Corp.*            20,000         273,000
    UMB Financial Corp.       16,395         640,061
    Willow Grove Bancorp,
      Inc.                    55,300         660,835
    Wilmington Trust
      Corp.                   18,500         561,475
    Zions Bancorp              9,000         361,890
                                        ------------
                                           4,282,935
                                        ------------
  FINANCIAL SERVICES -- 2.6%
    Affiliated Managers
      Group, Inc.*sec.        27,800       1,443,376
    Investors Financial
      Service Corp.           12,140         372,334
    PRG-Schultz
      International,
      Inc.*sec.               70,900         661,639
    Stewart, (W.P.) & Co.
      Ltd.                     9,730         176,502
                                        ------------
                                           2,653,851
                                        ------------
  FOOD -- 1.8%
    Krispy Kreme
      Doughnuts,
      Inc.*sec.               45,300       1,553,790
    Monterey Pasta Co.*       42,100         264,388
                                        ------------
                                           1,818,178
                                        ------------
  HEALTHCARE SERVICES -- 5.9%
    Aetna, Inc.*              17,400         701,220
    American Healthways,
      Inc.*                   35,350         694,628
    Conventry Health
      Care, Inc.*             44,300       1,482,278
    Curative Health
      Services, Inc.*         25,400         379,730

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Humana, Inc.*             29,300    $    356,874
    LifePoint Hospitals,
      Inc.*                   20,255         634,994
    Myriad Genetics,
      Inc.*                   24,100         435,246
    Odyssey Healthcare,
      Inc.*                   24,700         864,006
    United Surgical
      Partners
      International,
      Inc.*                   19,600         389,256
                                        ------------
                                           5,938,232
                                        ------------
  INSURANCE -- 4.9%
    Fidelity National
      Financial, Inc.          8,800         265,760
    First American Corp.      54,800       1,120,660
    HCC Insurance
      Holdings, Inc.          27,300         669,669
    Hooper Holmes, Inc.      148,600         988,190
    Odyssey Re Holdings
      Corp.                   39,500         719,690
    Scottish Annuity &
      Life Holdings Ltd.*     21,700         383,873
    StanCorp Financial
      Group, Inc.             15,000         810,000
                                        ------------
                                           4,957,842
                                        ------------
  INTERNET SERVICES -- 2.6%
    Alloy, Inc.*               9,300          89,550
    Hotels.com Cl-A*sec.       6,500         405,275
    J2 Global
      Communication,
      Inc.*sec.               23,200         636,376
    Macromedia, Inc.*         18,000         201,780
    Overture Services,
      Inc.*sec.               34,100         938,773
    United Online, Inc.*      28,800         344,448
                                        ------------
                                           2,616,202
                                        ------------
  MACHINERY & EQUIPMENT -- 0.6%
    AGCO Corp.                21,800         553,720
    Global Power
      Equipment Group,
      Inc.*                   15,100          61,910
                                        ------------
                                             615,630
                                        ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 9.2%
    Cholestech Corp.*         12,200          71,980
    CIMA Labs, Inc.*          46,500       1,086,240
    DIANON Systems, Inc.*     14,800         592,000
    Fisher Scientific
      International,
      Inc.*                   24,200         692,120
    Haemonetics Corp.*        63,900       1,355,319
    ICU Medical, Inc.*        11,800         457,250
    Immucor, Inc.*            43,200         963,360
    Integra LifeSciences
      Holdings Corp.*         28,400         392,488
    Kensey Nash Corp.*        30,200         510,078
    Possis Medical, Inc.*     47,500         530,623

ASAF PBHG SMALL-CAP GROWTH FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    SangStat Medical Corp.*   18,700    $    348,942
    Serologicals Corp.*       16,000         154,080
    SurModics, Inc.*          22,700         776,794
    Wilson Greatbatch
      Technologies, Inc.*     19,200         537,024
    Zoll Medical Corp.*       25,200         817,740
                                        ------------
                                           9,286,038
                                        ------------
  METALS & MINING -- 0.5%
    Carpenter Technology
      Corp.*                  16,200         174,150
    Stillwater Mining
      Co.*                    41,300         329,987
                                        ------------
                                             504,137
                                        ------------
  OIL & GAS -- 3.1%
    AGL Resources, Inc.       20,000         470,000
    Atwood Oceanics,
      Inc.*                   23,100         688,380
    Cal Dive
      International,
      Inc.*                   25,000         549,250
    Spinnaker Exploration
      Co.*                    10,000         192,500
    Tom Brown, Inc.*          29,900         714,610
    Universal Compression
      Holdings, Inc.*         28,900         560,660
                                        ------------
                                           3,175,400
                                        ------------
  PAPER & FOREST PRODUCTS -- 0.5%
    Glatfelter, (P.H.)
      Co.                     44,900         541,494
                                        ------------
  PERSONAL SERVICES -- 1.8%
    Career Education
      Corp.*sec.              27,445       1,100,819
    University of Phoenix
      Online*                 24,866         773,333
                                        ------------
                                           1,874,152
                                        ------------
  PHARMACEUTICALS -- 3.6%
    Accredo Health, Inc.*     14,520         671,986
    Adolor Corp.*             38,200         524,524
    Albany Molecular
      Research, Inc.*         19,300         297,992
    Enzon, Inc.*              22,600         438,440
    Eon Labs, Inc.*           18,000         405,540
    Icon PLC [ADR]*           24,100         581,557
    Mylan Laboratories,
      Inc.                    24,900         783,603
                                        ------------
                                           3,703,642
                                        ------------
  PRINTING & PUBLISHING -- 0.5%
    Scholastic Corp.*sec.     11,600         512,140
                                        ------------
  REAL ESTATE -- 1.5%
    Boston Properties,
      Inc. [REIT]             12,000         428,400
    Brandywine Realty
      Trust [REIT]            11,500         230,000
    Camden Property Trust
      [REIT]                   8,300         260,122
    Essex Property Trust,
      Inc. [REIT]              6,700         317,982

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Mack-Cali Realty
      Corp. [REIT]            10,200    $    294,678
                                        ------------
                                           1,531,182
                                        ------------
  RESTAURANTS -- 3.8%
    California Pizza
      Kitchen, Inc.*          34,900         925,583
    CEC Entertainment,
      Inc.*                    6,300         175,140
    Landry's Restaurants,
      Inc.                    25,000         569,000
    P.F. Chang's China
      Bistro, Inc.*sec.       41,400       1,428,300
    Panera Bread Co.
      Cl-A*sec.               25,000         812,500
                                        ------------
                                           3,910,523
                                        ------------
  RETAIL & MERCHANDISING -- 10.5%
    A.C. Moore Arts &
      Crafts, Inc.*           18,000         283,320
    Blue Rhino Corp.*         24,100         368,224
    Casey's General
      Stores, Inc.            29,100         340,761
    CDW Computer Centers,
      Inc.*sec.               13,210         700,394
    Christopher & Banks
      Corp.*sec.              37,100         990,570
    Electronics Boutique
      Holdings Corp.*         56,900       1,433,936
    Jos. A. Bank
      Clothiers, Inc.*        23,900         523,434
    Kenneth Cole
      Productions, Inc.
      Cl-A*                   48,100       1,154,400
    Men's Warehouse,
      Inc.*                   50,100         687,372
    Pier 1 Imports, Inc.      36,200         682,370
    Toys 'R' Us,
      Inc.*sec.               68,500         684,315
    Tractor Supply Co.*       23,100         877,569
    Tweeter Home
      Entertainment
      Group, Inc.*            54,500         425,700
    Urban Outfitters,
      Inc.*                   57,900       1,390,757
                                        ------------
                                          10,543,122
                                        ------------
  SEMICONDUCTORS -- 3.8%
    Actel Corp.*              19,100         309,229
    Asyst Technologies,
      Inc.*                   29,900         179,400
    Globespan, Inc.*          83,900         233,242
    Integrated Device
      Technology, Inc.*       30,400         300,261
    Intersil Corp.
      Cl-A*sec.               59,572       1,012,128
    Lam Research Corp.*       30,500         383,995
    LTX Corp.*sec.            38,300         237,460
    Marvell Technology
      Group Ltd.*             23,500         380,935

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    MKS Instruments,
      Inc.*                   31,800    $    417,534
    Power Integrations,
      Inc.*                   24,600         433,944
                                        ------------
                                           3,888,128
                                        ------------
  TELECOMMUNICATIONS -- 1.6%
    Catapult
      Communications
      Corp.*                  15,000         194,100
    Inter-Tel, Inc.           14,800         400,044
    Intrado, Inc.*            24,700         238,849
    Silicon Laboratories,
      Inc.*sec.               39,100         832,439
                                        ------------
                                           1,665,432
                                        ------------
  TRANSPORTATION -- 1.2%
    UTI Worldwide, Inc.       52,625       1,227,215
                                        ------------
  UTILITIES -- 1.6%
    DQE, Inc.                 35,000         557,900
    MGE Energy, Inc.           2,000          53,900
    Philadelphia Suburban
      Corp.                   32,000         687,680
    UGI Corp.                  9,700         376,263
                                        ------------
                                           1,675,743
                                        ------------
TOTAL COMMON STOCK
  (Cost $98,975,097)                      97,285,152
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
FOREIGN STOCK -- 1.6%
  CHEMICALS -- 0.5%
    Agrium, Inc. -- (CAD)     55,400    $    545,136
                                        ------------
  INSURANCE -- 0.5%
    Platinum Underwriters
      Holdings Ltd. --
      (BMD)*                  20,600         517,060
                                        ------------
  PHARMACEUTICALS -- 0.6%
    Taro Pharmaceuticals
      Industries Ltd. --
      (ISL)*                  16,300         566,425
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $1,502,518)                        1,628,621
                                        ------------
SHORT-TERM INVESTMENTS -- 4.6%
    REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Fund
  (Cost $4,717,344)        4,717,344       4,717,344
                                        ------------
TOTAL INVESTMENTS -- 102.0%
  (Cost $105,194,959)                    103,631,117
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.0%)                        (2,035,858)
                                        ------------
NET ASSETS -- 100.0%                    $101,595,259
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF ALLIANCE GROWTH FUND

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 96.9%
  AEROSPACE -- 0.9%
    Lockheed Martin Corp.      13,600    $   787,440
                                         -----------
  BEVERAGES -- 1.4%
    Anheuser-Busch
      Companies, Inc.          23,300      1,229,308
                                         -----------
  BUSINESS SERVICES -- 0.6%
    First Data Corp.           14,700        513,618
                                         -----------
  CABLE TELEVISION -- 1.3%
    Comcast Corp.
      Cl-A*sec.                46,500      1,069,965
                                         -----------
  COMPUTER HARDWARE -- 1.2%
    Dell Computer
      Corp.*sec.               35,400      1,012,794
                                         -----------
  COMPUTER SERVICES & SOFTWARE -- 7.3%
    Automatic Data
      Processing, Inc.sec.     11,100        472,083
    Cisco Systems, Inc.*       96,700      1,081,106
    Microsoft Corp.*           87,800      4,694,666
                                         -----------
                                           6,247,855
                                         -----------
  CONSUMER PRODUCTS & SERVICES -- 8.1%
    Avon Products, Inc.        26,500      1,284,985
    Colgate-Palmolive
      Co.sec.                   1,100         60,478
    Johnson & Johnson Co.      49,000      2,878,750
    Philip Morris Co.,
      Inc.                     42,400      1,727,800
    Procter & Gamble Co.       10,600        937,570
                                         -----------
                                           6,889,583
                                         -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.0%
    General Electric Co.      103,200      2,605,800
                                         -----------
  ENTERTAINMENT & LEISURE -- 5.3%
    Harley-Davidson,
      Inc.sec.                  6,800        355,640
    Viacom, Inc. Cl-B*         93,000      4,148,730
                                         -----------
                                           4,504,370
                                         -----------
  FINANCIAL SERVICES -- 19.8%
    Citigroup, Inc.           120,700      4,459,865
    Fannie Mae                 13,600        909,296
    Freddie Mac                63,700      3,922,646
    Lehman Brothers
      Holdings, Inc.           14,000        745,780
    MBNA Corp.                275,250      5,590,327
    Merrill Lynch & Co.,
      Inc.                     35,900      1,362,405
                                         -----------
                                          16,990,319
                                         -----------
  HEALTHCARE SERVICES -- 10.5%
    Amgen, Inc.*sec.           42,700      1,988,112
    Cardinal Health,
      Inc.sec.                 38,850      2,688,809
    Tenet Healthcare
      Corp.*                   50,300      1,446,125
    UnitedHealth Group,
      Inc.                     26,400      2,401,080
    WellPoint Health
      Networks, Inc.*           6,000        451,260
                                         -----------
                                           8,975,386
                                         -----------

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
  INSURANCE -- 8.5%
    ACE Ltd.                   34,900    $ 1,073,175
    American International
      Group, Inc.              65,100      4,072,005
    The Progressive Corp.      11,100        610,500
    Travelers Property
      Casualty Corp. CL-A*    101,409      1,353,810
    Travelers Property
      Casualty Corp. CL-B*     12,551        169,690
                                         -----------
                                           7,279,180
                                         -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.3%
    Baxter International,
      Inc.                      5,100        127,602
    Medtronic, Inc.sec.        40,800      1,827,840
                                         -----------
                                           1,955,442
                                         -----------
  PHARMACEUTICALS -- 6.7%
    Pfizer, Inc.              180,500      5,734,485
                                         -----------
  RETAIL & MERCHANDISING -- 13.8%
    Bed Bath & Beyond,
      Inc.*                    13,100        464,526
    Home Depot, Inc.           86,900      2,509,672
    Kohl's Corp.*sec.          66,200      3,869,390
    Wal-Mart Stores,
      Inc.sec.                 49,800      2,666,790
    Walgreen Co.sec.           67,600      2,281,500
                                         -----------
                                          11,791,878
                                         -----------
  SEMICONDUCTORS -- 3.6%
    Intel Corp.               111,600      1,930,680
    Maxim Integrated
      Products, Inc.           19,000        604,960
    Texas Instruments,
      Inc.                     34,200        542,412
                                         -----------
                                           3,078,052
                                         -----------
  TELECOMMUNICATIONS -- 2.6%
    Nokia Corp. Cl-A
      [ADR]sec.               134,000      2,227,080
                                         -----------
TOTAL COMMON STOCK
  (Cost $89,569,533)                      82,892,555
                                         -----------
SHORT-TERM INVESTMENTS -- 2.7%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund             1,135,554      1,135,554
    Temporary Investment
      Fund                  1,135,553      1,135,553
                                         -----------
  (Cost $2,271,107)                        2,271,107
                                         -----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $91,840,640)                      85,163,662
OTHER ASSETS LESS LIABILITIES -- 0.4%        316,859
                                         -----------
NET ASSETS -- 100.0%                     $85,480,521
                                         ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.
See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF ALLIANCE GROWTH AND INCOME FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 97.9%
  AEROSPACE -- 2.3%
    United Technologies
      Corp.                   85,000    $  5,241,950
                                        ------------
  BEVERAGES -- 0.7%
    Anheuser-Busch
      Companies, Inc.         31,300       1,651,388
                                        ------------
  BUSINESS SERVICES -- 2.1%
    First Data Corp.         140,000       4,891,600
                                        ------------
  CABLE TELEVISION -- 1.9%
    Comcast Corp.
      Cl-A*sec.              110,000       2,531,100
    Cox Communications,
      Inc. Cl-A*              64,100       1,756,340
                                        ------------
                                           4,287,440
                                        ------------
  CHEMICALS -- 2.3%
    DuPont, (E.I.) de
      Nemours & Co.           90,000       3,712,500
    Lyondell Chemical
      Co.sec.                135,000       1,687,500
                                        ------------
                                           5,400,000
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 1.4%
    Veritas Software
      Corp.*sec.             210,000       3,202,500
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 5.4%
    Avon Products, Inc.      108,200       5,246,618
    Loews Corp. --
      Carolina Group          45,100         902,000
    Philip Morris Co.,
      Inc.                   155,000       6,316,250
                                        ------------
                                          12,464,868
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.8%
    Ameren Corp.              50,000       2,020,000
    Sanmina-SCI Corp.*       350,000       1,078,000
    Solectron Corp.*         611,600       1,376,100
    Tyco International
      Ltd.sec.               130,000       1,879,800
                                        ------------
                                           6,353,900
                                        ------------
  ENTERTAINMENT & LEISURE -- 4.2%
    AOL Time Warner,
      Inc.*                   71,600       1,056,100
    Carnival Corp.sec.       160,000       4,179,200
    Harley-Davidson,
      Inc.sec.                18,000         941,400
    Viacom, Inc. Cl-B*        79,100       3,528,651
                                        ------------
                                           9,705,351
                                        ------------
  FINANCIAL -- BANK & TRUST -- 7.5%
    Bank of America Corp.     56,000       3,908,800
    Bank One Corp.           156,700       6,043,919
    J.P. Morgan Chase &
      Co.                    350,000       7,262,500
                                        ------------
                                          17,215,219
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  FINANCIAL SERVICES -- 15.7%
    Citigroup, Inc.          325,000    $ 12,008,750
    Fannie Mae               105,000       7,020,300
    Freddie Mac               35,000       2,155,300
    Household
      International,
      Inc.sec.                68,300       1,622,808
    MBNA Corp.               200,000       4,062,000
    Merrill Lynch & Co.,
      Inc.                    97,100       3,684,945
    Morgan Stanley Dean
      Witter & Co.           100,000       3,892,000
    Washington Mutual,
      Inc.                    47,500       1,698,600
                                        ------------
                                          36,144,703
                                        ------------
  FOOD -- 0.8%
    Kroger Co.*              125,000       1,855,000
                                        ------------
  HEALTHCARE SERVICES -- 5.3%
    Cardinal Health,
      Inc.sec.                25,000       1,730,250
    HCA, Inc.                 65,000       2,826,850
    Tenet Healthcare
      Corp.*                 157,700       4,533,875
    WellPoint Health
      Networks, Inc.*         42,500       3,196,425
                                        ------------
                                          12,287,400
                                        ------------
  INSURANCE -- 5.8%
    ACE Ltd.                  90,900       2,795,175
    American
      International
      Group, Inc.            125,000       7,818,750
    PMI Group, Inc.sec.       90,100       2,684,980
                                        ------------
                                          13,298,905
                                        ------------
  INTERNET SERVICES -- 1.9%
    Juniper Networks,
      Inc.*sec.              750,000       4,368,750
                                        ------------
  OIL & GAS -- 9.8%
    BP PLC [ADR]             119,100       4,579,395
    ChevronTexaco Corp.       28,500       1,927,455
    ConocoPhillips            80,000       3,880,000
    Exxon Mobil Corp.         60,000       2,019,600
    GlobalSantaFe Corp.       80,000       1,912,000
    Kerr-McGee Corp.sec.     100,000       4,350,000
    Occidental Petroleum
      Corp.                   65,000       1,854,450
    Transocean, Inc.         100,000       2,198,000
                                        ------------
                                          22,720,900
                                        ------------
  PHARMACEUTICALS -- 9.1%
    Pfizer, Inc.sec.         260,000       8,260,200
    Schering-Plough Corp.    200,000       4,270,000
    Wyeth                    250,000       8,375,000
                                        ------------
                                          20,905,200
                                        ------------

ASAF ALLIANCE GROWTH AND INCOME FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
RAILROADS -- 3.4%
    Burlington Northern
      Santa Fe Corp.          75,000    $  1,929,750
    Union Pacific Corp.      100,000       5,905,000
                                        ------------
                                           7,834,750
                                        ------------
  SEMICONDUCTORS -- 6.0%
    Altera Corp.*sec.        417,100       4,888,412
    Intersil Corp. Cl-A*      98,600       1,675,214
    Marvell Technology
      Group Ltd.*            135,000       2,188,350
    Maxim Integrated
      Products, Inc.          56,500       1,798,960
    Micron Technology,
      Inc.*sec.              210,000       3,360,000
                                        ------------
                                          13,910,936
                                        ------------
  TELECOMMUNICATIONS -- 7.7%
    AT&T Corp.               850,000      11,084,000
    Lucent Technologies,
      Inc.*sec.            1,350,000       1,660,500
    SBC Communications,
      Inc.                   100,000       2,566,000
    Sprint Corp.             200,000       2,484,000
                                        ------------
                                          17,794,500
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  UTILITIES -- 1.8%
    Constellation Energy
      Group, Inc.sec.         80,000    $  2,046,400
    Entergy Corp.             50,000       2,204,500
                                        ------------
                                           4,250,900
                                        ------------
TOTAL COMMON STOCK
  (Cost $253,252,980)                    225,786,160
                                        ------------
SHORT-TERM INVESTMENTS -- 1.4%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund            1,640,882       1,640,882
    Temporary Investment
      Fund                 1,640,882       1,640,882
                                        ------------
  (Cost $3,281,764)                        3,281,764
                                        ------------
TOTAL INVESTMENTS --99.3%
  (Cost $256,534,744)                    229,067,924
OTHER ASSETS LESS
  LIABILITIES -- 0.7%                      1,695,655
                                        ------------
NET ASSETS -- 100.0%                    $230,763,579
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF JANUS OVERSEAS GROWTH FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
FOREIGN STOCK -- 93.6%
  AUSTRALIA -- 0.2%
    News Corp. Ltd.           37,477    $    221,319
    News Corp. Ltd. [ADR]      5,160         119,867
                                        ------------
                                             341,186
                                        ------------
  BELGIUM -- 1.6%
    Interbrew SA             101,469       2,286,085
                                        ------------
  BRAZIL -- 1.8%
    Companhia Vale do Rio
      Doce [ADR]              41,820       1,101,957
    Embraer Aircraft
      Corp. SA [ADR]          15,143         237,442
    Empresa Brasileira de
      Aeronautica SA
      [ADR]                  110,420       1,331,665
                                        ------------
                                           2,671,064
                                        ------------
  CANADA -- 8.2%
    Canadian National
      Railway Co.             34,850       1,480,608
    Canadian Natural
      Resources Ltd.          14,752         400,962
    Corus Entertainment,
      Inc.*                   61,898         854,049
    EnCana Corp.             124,640       3,619,146
    Fairmont Hotels &
      Resorts, Inc.           49,924       1,211,840
    Husky Energy, Inc.       141,199       1,436,812
    Molson, Inc. Cl-A         12,893         242,627
    Shaw Communications,
      Inc. Cl-B              118,887       1,162,685
    Suncor Energy, Inc.      110,723       1,601,985
                                        ------------
                                          12,010,714
                                        ------------
  DENMARK -- 0.5%
    Danske Bank AS            49,259         784,396
                                        ------------
  FINLAND -- 0.9%
    Nokia Corp. Cl-A
      [ADR]                    8,695         144,511
    Nokia Oyj                 12,725         216,122
    Stora Enso Oyj            38,658         401,982
    Tietenator Oyj             5,713          81,245
    UPM-Kymmene Oyj           13,807         447,804
                                        ------------
                                           1,291,664
                                        ------------
  FRANCE -- 10.0%
    Accor SA                  78,467       2,785,824
    Autoroutes du Sud de
      la France*              68,471       1,708,096
    Aventis SA                10,819         647,681
    Compagnie Generale
      des Establissements
      Michelin Cl-B           17,605         511,882
    Groupe Danone SA          15,329       1,988,670
    Pechiney SA Cl-A          21,039         649,232
    Sanofi-Synthelabo SA       7,624         466,227
    Schneider Electric SA     20,702         959,479

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Technip-Coflexip SA        9,754    $    634,154
    TotalFinaELF SA           32,973       4,542,168
                                        ------------
                                          14,893,413
                                        ------------
  GERMANY -- 4.3%
    Bayerische Motoren
      Werke AG                10,293         367,472
    Continental AG            27,649         396,210
    Deutsche Boerse AG        35,935       1,296,446
    Muenchener
      Rueckversicherungs-
      Gesellschaft AG          2,979         380,750
    Porsche AG Pfd.            5,877       2,819,857
    Schering AG               24,486       1,112,548
                                        ------------
                                           6,373,283
                                        ------------
  HONG KONG -- 3.5%
    China Mobile Ltd.*     1,053,600       2,587,021
    CNOOC Ltd.               164,000         205,024
    Legend Holdings Ltd.   4,424,000       1,602,467
    Television Broadcasts
      Ltd.                   238,000         819,364
                                        ------------
                                           5,213,876
                                        ------------
  IRELAND -- 0.5%
    Anglo Irish Bank
      Corp. PLC              107,392         718,946
                                        ------------
  ISRAEL -- 1.5%
    Check Point Software
      Technologies Ltd.*      15,715         216,710
    Teva Pharmaceutical
      Industries Ltd.
      [ADR]                   24,995       1,935,363
                                        ------------
                                           2,152,073
                                        ------------
  ITALY -- 3.3%
    Banco Popolare di
      Verona e Novara
      Scrl                    90,552       1,085,078
    Eni SPA                  110,383       1,532,596
    Saipem SPA               231,231       1,250,306
    Telecom Italia SPA        62,710         331,010
    Telecom Italia SPA
      Cl-RNC                  28,389         225,477
    UniCredito Italiano
      SPA                     98,284         369,866
                                        ------------
                                           4,794,333
                                        ------------
  JAPAN -- 13.5%
    Asahi Breweries Ltd.      87,000         572,396
    Dai Nippon Printing
      Co. Ltd.                57,000         582,534
    Honda Motor Co. Ltd.       9,200         329,682
    Hoya Corp.                15,000       1,029,745
    Japan Tobacco, Inc.          350       2,248,459
    Kao Corp.                 93,000       2,125,608
    Kikkoman Corp.           103,000         614,606
    Kirin Brewery Co.
      Ltd.                   194,000       1,200,365
    Nissan Motor Co. Ltd.    285,000       2,189,156

ASAF JANUS OVERSEAS GROWTH FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    NTT DoCoMo, Inc.             765    $  1,411,277
    Rohm Co. Ltd.              7,100         894,266
    Sony Corp.                60,100       2,585,397
    Takeda Chemical
      Industries Ltd.         23,000         955,626
    TonenGeneral Sekiyu
      K.K.                   110,000         690,496
    Toppan Printing Co.
      Ltd.                    43,000         319,764
    Yamanouchi
      Pharmaceutical Co.
      Ltd.                    94,000       2,301,926
                                        ------------
                                          20,051,303
                                        ------------
  KOREA -- 2.9%
    Hyundai Motor Co.
      Ltd.                    16,310         414,289
    Kookmin Bank              17,920         597,107
    Kookmin Bank [ADR]         4,255         137,649
    Koram Bank*               29,660         188,895
    Korea Tobacco &
      Ginseng Co.
      [GDR]144A              112,130         821,913
    Samsung Electronics
      Co. Ltd.                 7,240       2,049,963
                                        ------------
                                           4,209,816
                                        ------------
  MEXICO -- 3.5%
    Grupo Televisa SA
      [ADR]*                 130,560       3,668,736
    Telefonos de Mexico
      SA Cl-L [ADR]           47,580       1,451,190
                                        ------------
                                           5,119,926
                                        ------------
  NETHERLANDS -- 3.8%
    AKZO Nobel NV              8,379         250,597
    Elsevier NV               83,711       1,043,724
    Euronext NV               69,106       1,375,592
    Koninklijke (Royal)
      Philips Electronics
      NV                      47,221         844,937
    Unilever NV               12,542         804,237
    Vedior NV                 29,325         178,604
    Wolters Kluwer NV         61,036       1,070,489
                                        ------------
                                           5,568,180
                                        ------------
  NORWAY -- 1.0%
    Orkla ASA Cl-A            88,641       1,406,540
                                        ------------
  RUSSIA -- 0.3%
    Yukos [ADR]                3,045         422,960
                                        ------------
  SPAIN -- 0.6%
    Banco Bilbao Vizcaya
      Argentaria SA           89,918         856,642
    Telefonica Publicidad
      e Informacion SA         2,061           7,327
                                        ------------
                                             863,969
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  SWEDEN -- 3.6%
    Assa Abloy AB Cl-B       216,494    $  2,138,454
    Securitas AB Cl-B        145,103       2,019,259
    SKF AB Cl-B               44,200       1,107,160
                                        ------------
                                           5,264,873
                                        ------------
  SWITZERLAND -- 9.0%
    Alcon, Inc.*              15,450         633,759
    Givaudan SA                1,872         783,704
    Julius Baer Holdings
      AG Cl-B                  8,428       2,061,054
    Nestle SA                  5,591       1,198,729
    Novartis AG               18,440         703,278
    Serono SA Cl-B             1,021         569,916
    STMicroelectronics NV    127,912       2,539,821
    Swiss Reinsurance          7,495         520,419
    Syngenta AG               32,541       1,936,558
    Synthes-Stratec, Inc.      1,095         662,405
    UBS AG                    33,409       1,592,155
                                        ------------
                                          13,201,798
                                        ------------
  UNITED KINGDOM -- 19.1%
    Anglo American PLC        64,170         821,225
    BBA Group PLC            432,395       1,197,377
    BOC Group PLC            141,551       1,990,900
    BP PLC                   280,071       1,796,507
    Chubb PLC              1,226,328       1,688,364
    Diageo PLC               223,060       2,514,389
    Dixons Group PLC         217,754         648,990
    FKI PLC                  683,222         748,233
    GlaxoSmithKline PLC       62,255       1,188,258
    Granada Compass PLC      343,693         395,216
    HBOS PLC                 129,904       1,437,890
    Jardine Lloyd
      Thompson Group PLC     122,508       1,286,068
    Pearson PLC              122,453       1,306,564
    Reckitt Benckiser PLC    145,195       2,635,035
    Reed Elsevier PLC         97,034         856,968
    Schroder PLC              33,247         304,028
    Smith and Nephew PLC     135,008         802,638
    Smiths Group PLC         113,439       1,301,785
    Standard Chartered
      PLC                    186,017       2,165,222
    Willis Group Holdings
      Ltd.*                   27,055         827,883
    Wood Group (John) PLC    150,170         375,907
    WPP Group PLC            281,405       1,908,524
                                        ------------
                                          28,197,971
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $148,437,217)                    137,838,369
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
U.S. STOCK -- 1.4%
  MACHINERY & EQUIPMENT -- 0.7%
    Mettler-Toledo
      International,
      Inc.*                   34,885    $  1,044,806
                                        ------------
  OIL & GAS -- 0.7%
    Schlumberger Ltd.         25,430       1,019,997
                                        ------------
TOTAL U.S. STOCK
  (Cost $2,556,908)                        2,064,803
                                        ------------
                              PAR
                             (000)
                           ---------
SHORT-TERM INVESTMENTS -- 6.2%
  COMMERCIAL PAPER -- 4.8%
    Prudential Funding
      LLC
      1.82%, 11/01/02      $   7,000       7,000,000
                                        ------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.4%
    Federal Home Loan Mortgage Corp.
      1.73%, 11/01/02          2,100       2,100,000
                                        ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $9,100,000)                        9,100,000
                                        ------------
TOTAL INVESTMENTS -- 101.2%
  (Cost $160,094,125)                    149,003,172
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.2%)                  (1,776,733)
                                        ------------
NET ASSETS -- 100.0%                    $147,226,439
                                        ============

Foreign currency exchange contracts outstanding at October 31, 2002:

                                                                     UNREALIZED
SETTLEMENT            CONTRACTS TO     IN EXCHANGE    CONTRACTS    APPRECIATION/
MONTH        TYPE       RECEIVE            FOR        AT VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------
11/02        Buy    CHF   3,550,000    $ 2,317,747   $ 2,402,519     $   84,772
11/02        Buy    EUR  34,300,000     32,646,434    33,935,450      1,289,016
11/02        Buy    EUR  16,100,000     15,966,970    15,928,241        (38,729)
01/03        Buy    EUR    900,000         870,365       886,143         15,778
11/02        Buy    GBP   3,300,000      5,097,210     5,157,763         60,553
02/03        Buy    HKD  31,300,000      4,008,074     4,005,371         (2,703)
11/02        Buy    JPY  90,000,000        720,921       733,930         13,009
11/02        Buy    JPY  115,000,000       975,753       937,745        (38,008)
01/03        Buy    JPY  205,000,000     1,718,828     1,677,270        (41,558)
02/03        Buy    JPY  35,000,000        281,091       286,589          5,498
                                       -----------   -----------     ----------
                                       $64,603,393   $65,951,021     $1,347,628
                                       ===========   ===========     ==========

                                                                      UNREALIZED
SETTLEMENT            CONTRACTS TO      IN EXCHANGE    CONTRACTS    APPRECIATION/
MONTH        TYPE        DELIVER            FOR        AT VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------
11/02        Sell   CHF    700,000      $   477,562   $   473,716    $     3,846
11/02        Sell   CHF   4,125,000       2,689,812     2,791,663       (101,851)
11/02        Sell   EUR  53,400,000      51,050,825    52,832,227     (1,781,402)
01/03        Sell   EUR    900,000          884,948       886,129         (1,181)
02/03        Sell   EUR   2,000,000       1,957,515     1,967,565        (10,050)
11/02        Sell   GBP   3,800,000       5,880,052     5,939,232        (59,180)
02/03        Sell   HKD  63,500,000       8,130,859     8,125,913          4,946
01/03        Sell   JPY   60,000,000        502,640       490,909         11,731
01/03        Sell   JPY  555,000,000      4,531,926     4,541,024         (9,098)
02/03        Sell   JPY  950,000,000      7,683,164     7,778,793        (95,629)
11/02        Sell   JPY  190,000,000      1,586,659     1,549,343         37,316
11/02        Sell   JPY   90,000,000        707,112       733,943        (26,831)
02/03        Sell   KOR 1,290,000,000     1,079,329     1,057,623         21,706
02/03        Sell   KOR 900,000,000         713,752       737,916        (24,164)
11/02        Sell   MPX  20,300,000       2,032,928     1,990,778         42,150
                                        -----------   -----------    -----------
                                        $89,909,082   $91,896,773    $(1,987,691)
                                        ===========   ===========    ===========

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of October 31, 2002. Percentages are based on net assets.

INDUSTRY
--------
Advertising                                 1.3%
Aerospace                                   1.9%
Automobile Manufacturers                    4.2%
Automotive Parts                            0.6%
Beverages                                   4.6%
Broadcasting                                4.7%
Business Services                           1.5%
Chemicals                                   3.4%
Computer Hardware                           1.1%
Computer Services & Software                0.1%
Construction                                0.4%
Consumer Products & Services                3.2%
Electronic Components & Equipment           3.5%
Farming & Agriculture                       2.1%
Financial -- Bank & Trust                   8.1%
Financial Services                          2.6%
Food                                        4.1%
Hotels & Motels                             2.7%
Industrial Products                         2.2%
Insurance                                   1.5%
Machinery & Equipment                       1.2%
Medical Supplies & Equipment                1.7%
Metals & Mining                             2.2%
Oil & Gas                                  13.0%
Paper & Forest Products                     0.6%
Pharmaceuticals                             6.7%
Printing & Publishing                       3.8%
Retail & Merchandising                      0.4%
Semiconductors                              3.7%
Telecommunications                          4.3%
Transportation                              2.2%
                                           -----
TOTAL                                      93.6%
                                           =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF MARSICO CAPITAL GROWTH FUND

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 89.3%
  AEROSPACE -- 6.2%
    General Dynamics Corp.  144,808    $ 11,458,657
    Lockheed Martin Corp.   440,670      25,514,793
                                       ------------
                                         36,973,450
                                       ------------
  AIRLINES -- 1.7%
    Ryanair Holdings PLC
      [ADR]*sec.            268,933      10,006,997
                                       ------------
  BEVERAGES -- 3.5%
    Anheuser-Busch
      Companies, Inc.       145,395       7,671,040
    PepsiCo, Inc.           301,292      13,286,977
                                       ------------
                                         20,958,017
                                       ------------
  BROADCASTING -- 1.5%
    Clear Channel
      Communications,
      Inc.*                 242,819       8,996,444
                                       ------------
  COMPUTER HARDWARE -- 1.6%
    Dell Computer Corp.*    342,548       9,800,298
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 3.8%
    Electronic Arts,
      Inc.*sec.             123,750       8,058,600
    Microsoft Corp.*        272,304      14,560,095
                                       ------------
                                         22,618,695
                                       ------------
  CONSTRUCTION -- 4.2%
    D.R. Horton, Inc.sec.   281,835       5,430,960
    Jacobs Engineering
      Group, Inc.*           32,030         970,189
    Lennar Corp.sec.        219,790      12,125,814
    MDC Holdings, Inc.      168,738       6,334,425
                                       ------------
                                         24,861,388
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 6.2%
    Colgate-Palmolive Co.   150,358       8,266,683
    Johnson & Johnson Co.   196,836      11,564,115
    Procter & Gamble Co.    191,488      16,937,113
                                       ------------
                                         36,767,911
                                       ------------
  ENTERTAINMENT & LEISURE -- 5.1%
    Harley-Davidson,
      Inc.sec.               63,734       3,333,288
    MGM MIRAGE*             255,530       7,946,983
    Viacom, Inc. Cl-B*      382,726      17,073,407
    Wynn Resorts Ltd.*      175,000       2,206,750
                                       ------------
                                         30,560,428
                                       ------------
  FINANCIAL -- BANK & TRUST -- 1.5%
    Wells Fargo & Co.       180,056       9,087,426
                                       ------------
  FINANCIAL SERVICES -- 13.0%
    Citigroup, Inc.         199,016       7,353,641
    Fannie Mae              183,732      12,284,322
    Lehman Brothers
      Holdings, Inc.        338,163      18,013,943
    SLM Corp.sec.           392,550      40,330,587
                                       ------------
                                         77,982,493
                                       ------------

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  FOOD -- 3.2%
    Kraft Foods, Inc. Cl-A  475,958    $ 18,800,341
                                       ------------
  HEALTHCARE SERVICES -- 13.0%
    Amgen, Inc.*            278,628      12,972,920
    Quest Diagnostics,
      Inc.*sec.             336,311      21,466,731
    UnitedHealth Group,
      Inc.                  474,551      43,160,413
                                       ------------
                                         77,600,064
                                       ------------
  HOTELS & MOTELS -- 1.6%
    Four Seasons Hotels,
      Inc.sec.              289,409       9,507,086
                                       ------------
  MACHINERY & EQUIPMENT -- 0.4%
    Deere & Co.sec.          51,312       2,380,364
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.0%
    Zimmer Holdings, Inc.*  295,744      12,190,568
                                       ------------
  PHARMACEUTICALS -- 1.8%
    Forest Laboratories,
      Inc.*                  12,500       1,224,875
    IDEC Pharmaceuticals
      Corp.*                202,166       9,303,679
                                       ------------
                                         10,528,554
                                       ------------
  RETAIL & MERCHANDISING -- 12.4%
    Bed Bath & Beyond,
      Inc.*sec.             289,044      10,249,500
    Lowe's Companies, Inc.  501,768      20,938,779
    Tiffany & Co.sec.       789,960      20,681,153
    Wal-Mart Stores, Inc.   408,977      21,900,718
                                       ------------
                                         73,770,150
                                       ------------
  TELECOMMUNICATIONS -- 4.9%
    L-3 Communications
      Holdings, Inc.*sec.    67,737       3,183,639
    Nextel Communications,
      Inc. Cl-A*            189,002       2,131,943
    Nokia Corp. Cl-A [ADR]  603,342      10,027,544
    QUALCOMM, Inc.*sec.     399,874      13,803,650
                                       ------------
                                         29,146,776
                                       ------------
  TRANSPORTATION -- 1.7%
    FedEx Corp.sec.         191,000      10,159,290
                                       ------------
TOTAL COMMON STOCK
  (Cost $487,072,645)                   532,696,740
                                       ------------
FOREIGN STOCK -- 5.8%
  AUTOMOBILE MANUFACTURERS -- 5.2%
    Bayerische Motoren
      Werke AG -- (DEM)     553,724      19,768,612
    Porsche AG -- (DEM)      22,824      10,951,234
                                       ------------
                                         30,719,846
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  BEVERAGES -- 0.6%
    Heineken NV -- (NLG)     94,308    $  3,789,056
                                       ------------
TOTAL FOREIGN STOCK
  (Cost $30,873,602)                     34,508,902
                                       ------------
SHORT-TERM INVESTMENTS -- 1.4%
  REGISTERED INVESTMENT COMPANIES -- 0.0%
    Temporary Investment
      Cash Fund              41,753          41,753
    Temporary Investment
      Fund                   41,752          41,752
                                       ------------
                                             83,505
                                       ------------
                              PAR
                             (000)
                             -----
  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.4%
    Federal Home Loan Bank
      1.45%, 11/01/02       $ 8,000       8,000,000
                                       ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $8,083,505)                       8,083,505
                                       ------------
TOTAL INVESTMENTS -- 96.5%
  (Cost $526,029,752)                   575,289,147
OTHER ASSETS LESS
  LIABILITIES -- 3.5%                    20,752,465
                                       ------------
NET ASSETS -- 100.0%                   $596,041,612
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 96.0%
  AUTOMOTIVE PARTS -- 2.3%
    Advance Auto Parts,
      Inc.*sec.               42,300    $  2,265,165
    Lear Corp.*               31,000       1,133,050
                                        ------------
                                           3,398,215
                                        ------------
  BEVERAGES -- 1.9%
    Pepsi Bottling Group,
      Inc.                   107,100       2,886,345
                                        ------------
  BROADCASTING -- 4.9%
    Radio One, Inc. Cl-D*     97,300       1,622,964
    Univision
      Communications,
      Inc. Cl-A*sec.          68,800       1,782,608
    Westwood One, Inc.*      107,800       3,913,140
                                        ------------
                                           7,318,712
                                        ------------
  BUILDING MATERIALS -- 0.8%
    American Standard
      Companies,
      Inc.*sec.               18,900       1,260,630
                                        ------------
  CHEMICALS -- 0.3%
    Ecolab, Inc.sec.          10,500         506,625
                                        ------------
  CLOTHING & APPAREL -- 2.4%
    Coach, Inc.*sec.          66,400       1,975,400
    Ross Stores, Inc.sec.     39,800       1,665,630
                                        ------------
                                           3,641,030
                                        ------------
  COMPUTER HARDWARE -- 1.4%
    Lexmark
      International,
      Inc.*sec.               34,700       2,061,874
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 9.9%
    Affiliated Computer
      Services, Inc.
      Cl-A*sec.               64,500       2,970,225
    Electronic Arts,
      Inc.*sec.               33,000       2,148,960
    Intuit, Inc.*sec.         76,600       3,977,072
    SunGard Data Systems,
      Inc.*sec.              160,300       3,553,851
    Symantec Corp.*sec.       54,800       2,192,000
                                        ------------
                                          14,842,108
                                        ------------
  CONSTRUCTION -- 3.2%
    D.R. Horton, Inc.sec.    130,800       2,520,516
    Lennar Corp.sec.          14,100         777,897
    The Ryland Group,
      Inc.                    35,600       1,480,960
                                        ------------
                                           4,779,373
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 4.1%
    Mattel, Inc.              46,100         846,396
    USA Interactive*sec.     146,400       3,709,776
    Weight Watchers
      International,
      Inc.*sec.               32,600       1,543,610
                                        ------------
                                           6,099,782
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.7%
    Amphenol Corp.*           13,400    $    515,900
    Integrated Circuit
      Systems, Inc.*          29,800         609,112
                                        ------------
                                           1,125,012
                                        ------------
  FINANCIAL -- BANK & TRUST -- 2.1%
    Commerce Bancorp,
      Inc.sec.                34,900       1,602,259
    National Commerce
      Financial Corp.         64,400       1,576,512
                                        ------------
                                           3,178,771
                                        ------------
  FINANCIAL SERVICES -- 3.7%
    Affiliated Managers
      Group, Inc.*sec.        32,000       1,661,440
    Investment Technology
      Group, Inc.*sec.        36,800       1,173,920
    Legg Mason, Inc.sec.      35,200       1,635,392
    Moody's Corp.             23,700       1,116,270
                                        ------------
                                           5,587,022
                                        ------------
  FOOD -- 0.8%
    Krispy Kreme
      Doughnuts,
      Inc.*sec.               37,100       1,272,530
                                        ------------
  HEALTHCARE SERVICES -- 9.0%
    AMN Healthcare
      Services, Inc.*        102,400       1,480,704
    Anthem, Inc.*             34,300       2,160,900
    Caremark Rx, Inc.*        82,300       1,456,710
    Community Health
      Systems, Inc.*          92,400       2,171,400
    LifePoint Hospitals,
      Inc.*                   29,000         909,150
    Quest Diagnostics,
      Inc.*sec.               62,500       3,989,375
    WellPoint Health
      Networks, Inc.*         18,800       1,413,948
                                        ------------
                                          13,582,187
                                        ------------
  INTERNET SERVICES -- 4.1%
    Hotels.com Cl-A*sec.      63,500       3,959,225
    Networks Associates,
      Inc.*                  144,000       2,288,160
                                        ------------
                                           6,247,385
                                        ------------
  MACHINERY & EQUIPMENT -- 3.0%
    Cooper Cameron Corp.*     56,600       2,638,692
    Danaher Corp.             33,300       1,926,405
                                        ------------
                                           4,565,097
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
MEDICAL SUPPLIES &
EQUIPMENT -- 3.9%
    AmerisourceBergen
      Corp.sec.               31,200    $  2,219,880
    Varian Medical
      Systems, Inc.*          11,500         554,530
    Zimmer Holdings,
      Inc.*                   76,600       3,157,452
                                        ------------
                                           5,931,862
                                        ------------
  OIL & GAS -- 3.5%
    EOG Resources,
      Inc.sec.                46,400       1,718,192
    Weatherford
      International
      Ltd.*sec.               47,125       1,886,885
    XTO Energy, Inc.          67,450       1,622,173
                                        ------------
                                           5,227,250
                                        ------------
  PERSONAL SERVICES -- 2.7%
    Apollo Group, Inc.
      Cl-A*sec.               74,950       3,110,425
    Education Management
      Corp.*                  26,400         968,880
                                        ------------
                                           4,079,305
                                        ------------
  PHARMACEUTICALS -- 14.8%
    Cephalon, Inc.*sec.       48,300       2,428,041
    Express Scripts,
      Inc.*sec.               71,500       3,886,024
    Forest Laboratories,
      Inc.*sec.               26,200       2,567,338
    Gilead Sciences,
      Inc.*sec.               74,200       2,577,708
    IDEC Pharmaceuticals
      Corp.*sec.              70,325       3,236,357
    King Pharmaceuticals,
      Inc.*sec.              130,400       2,001,640
    MedImmune, Inc.*sec.      61,100       1,561,105
    Pharmaceutical
      Product
      Development, Inc.*      62,300       1,707,020
    Teva Pharmaceutical
      Industries Ltd.
      [ADR]                   29,500       2,284,185
                                        ------------
                                          22,249,418
                                        ------------
  RESTAURANTS -- 1.3%
    Brinker
      International,
      Inc.*                   67,100       1,904,969
                                        ------------
  RETAIL & MERCHANDISING -- 5.9%
    Abercrombie & Fitch
      Co. Cl-A*               77,100       1,373,922
    Bed Bath & Beyond,
      Inc.*sec.               75,700       2,684,322
    Michaels Stores,
      Inc.*                   23,400       1,052,064
    PETsMART, Inc.*          122,900       2,348,619
    Staples, Inc.*            88,200       1,360,044
                                        ------------
                                           8,818,971
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  SEMICONDUCTORS -- 5.3%
    Intersil Corp. Cl-A*     157,200    $  2,670,828
    Maxim Integrated
      Products, Inc.          47,000       1,496,480
    Microchip Technology,
      Inc.sec.               109,050       2,660,820
    QLogic Corp.*sec.         33,100       1,152,211
                                        ------------
                                           7,980,339
                                        ------------
  TELECOMMUNICATIONS -- 4.0%
    L-3 Communications
      Holdings, Inc.*sec.     75,600       3,553,200
    Nextel
      Communications,
      Inc. Cl-A*             215,400       2,429,712
                                        ------------
                                           5,982,912
                                        ------------
TOTAL COMMON STOCK
  (Cost $139,294,010)                    144,527,724
                                        ------------
FOREIGN STOCK -- 1.7%
  INSURANCE
    Willis Group Holdings
      Ltd. -- (GBP)*
  (Cost $2,419,028)           82,700       2,530,620
                                        ------------
SHORT-TERM INVESTMENTS -- 2.9%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund            2,198,080       2,198,080
    Temporary Investment
      Fund                 2,198,079       2,198,079
                                        ------------
  (Cost $4,396,159)                        4,396,159
                                        ------------
TOTAL INVESTMENTS -- 100.6%
  (Cost $146,109,197)                    151,454,503
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.6%)                          (897,553)
                                        ------------
NET ASSETS -- 100.0%                    $150,556,950
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF NEUBERGER BERMAN MID-CAP VALUE FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 93.4%
  AUTOMOTIVE PARTS -- 4.0%
    AutoNation, Inc.*        425,100    $  4,510,311
    Lear Corp.*               86,200       3,150,610
                                        ------------
                                           7,660,921
                                        ------------
  BEVERAGES -- 1.0%
    Constellation Brands,
      Inc.*                   77,000       1,950,410
                                        ------------
  BROADCASTING -- 0.9%
    Belo Corp. Cl-A           73,700       1,702,470
                                        ------------
  BUILDING MATERIALS -- 3.0%
    American Standard
      Companies,
      Inc.*sec.               54,000       3,601,800
    Vulcan Materials
      Co.sec.                 62,100       2,084,076
                                        ------------
                                           5,685,876
                                        ------------
  BUSINESS SERVICES -- 6.1%
    Fair, Isaac & Co.,
      Inc.                    89,050       3,425,754
    Manpower, Inc.sec.       146,300       4,988,830
    Viad Corp.               167,700       3,256,734
                                        ------------
                                          11,671,318
                                        ------------
  CHEMICALS -- 0.7%
    Air Products &
      Chemicals, Inc.         32,500       1,436,500
                                        ------------
  CLOTHING & APPAREL -- 2.3%
    Liz Claiborne, Inc.      149,500       4,443,140
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 3.7%
    Cadence Design
      Systems, Inc.*          95,500         967,415
    Computer Associates
      International,
      Inc.sec.               251,800       3,741,748
    Tech Data Corp.*          75,700       2,418,615
                                        ------------
                                           7,127,778
                                        ------------
  CONGLOMERATES -- 0.7%
    Johnson Controls,
      Inc.sec.                18,000       1,404,000
                                        ------------
  ENTERTAINMENT & LEISURE -- 1.9%
    Brunswick Corp.sec.      124,500       2,562,210
    Regal Entertainment
      Group Cl-A              54,400       1,049,920
                                        ------------
                                           3,612,130
                                        ------------
  FINANCIAL -- BANK & TRUST -- 7.7%
    City National Corp.       42,500       1,923,125
    Comerica, Inc.sec.        46,500       2,030,190
    GreenPoint Financial
      Corp.                   66,700       2,906,119
    North Fork
      Bancorporation,
      Inc.sec.                53,700       2,065,302
    Southtrust Corp.         125,000       3,202,500
    TCF Financial Corp.       62,600       2,656,744
                                        ------------
                                          14,783,980
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  FINANCIAL SERVICES -- 6.1%
    AMBAC Financial
      Group, Inc.sec.         38,850    $  2,400,930
    Federated Investors,
      Inc.                   117,600       3,151,680
    IndyMac Bancorp,
      Inc.*sec.              167,500       3,122,200
    Lehman Brothers
      Holdings, Inc.          56,900       3,031,063
                                        ------------
                                          11,705,873
                                        ------------
  FOOD -- 2.9%
    Archer Daniels
      Midland Co.            192,375       2,620,148
    Dean Foods Co.*sec.       77,100       2,890,479
                                        ------------
                                           5,510,627
                                        ------------
  HEALTHCARE SERVICES -- 9.1%
    Anthem, Inc.*             52,000       3,276,000
    DaVita, Inc.*            214,400       5,139,168
    Laboratory Corp. of
      America Holdings*       60,400       1,455,640
    Lincare Holdings,
      Inc.*sec.              111,300       3,791,991
    Omnicare, Inc.           173,500       3,770,155
                                        ------------
                                          17,432,954
                                        ------------
  INDUSTRIAL PRODUCTS -- 1.7%
    Mohawk Industries,
      Inc.*                   61,600       3,298,680
                                        ------------
  INSURANCE -- 11.5%
    Chubb Corp.sec.           29,100       1,641,531
    Loews Corp.               75,900       3,274,326
    PartnerRe Ltd.            76,200       4,038,599
    PMI Group, Inc.           81,600       2,431,680
    Principal Financial
      Group, Inc.             90,300       2,532,915
    Radian Group,
      Inc.sec.                86,100       3,036,747
    RenaissanceRe
      Holdings Ltd.           33,400       1,369,400
    XL Capital Ltd. Cl-A      46,200       3,518,130
                                        ------------
                                          21,843,328
                                        ------------
  INTERNET SERVICES -- 1.0%
    GTECH Holdings Corp.*     74,700       1,942,200
                                        ------------
  OFFICE EQUIPMENT -- 2.5%
    Office Depot, Inc.*      195,000       2,806,050
    Pitney Bowes, Inc.        59,100       1,982,805
                                        ------------
                                           4,788,855
                                        ------------
  OIL & GAS -- 7.7%
    Apache Corp.sec.          47,860       2,587,312
    Noble Corp.*              54,700       1,767,904
    Ocean Energy, Inc.       100,600       1,874,178
    Patterson-UTI Energy,
      Inc.*sec.               41,800       1,208,856
    Pioneer Natural
      Resources Co.*          39,700         987,339

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
   Sunoco, Inc.                  90,500    $  2,713,190
    XTO Energy, Inc.         153,150       3,683,257
                                        ------------
                                          14,822,036
                                        ------------
  PRINTING & PUBLISHING -- 1.4%
    Valassis
      Communications,
      Inc.*                  103,300       2,665,140
                                        ------------
  RAILROADS -- 1.3%
    CSX Corp.                 91,400       2,522,640
                                        ------------
  RESTAURANTS -- 1.8%
    Brinker
      International,
      Inc.*sec.              119,200       3,384,088
                                        ------------
  RETAIL & MERCHANDISING -- 6.2%
    BJ's Wholesale Club,
      Inc.*                  100,900       2,040,198
    Foot Locker,
      Inc.*sec.              330,400       3,237,920
    May Department Stores
      Co.                    113,500       2,650,225
    Payless ShoeSource,
      Inc.*sec.               79,600       4,019,800
                                        ------------
                                          11,948,143
                                        ------------
  TELECOMMUNICATIONS -- 0.8%
    Harris Corp.              54,700       1,442,986
                                        ------------
  TRANSPORTATION -- 1.2%
    Teekay Shipping Corp.     70,000       2,294,600
                                        ------------
  UTILITIES -- 6.2%
    Energy East Corp.sec.     45,200         962,760
    Entergy Corp.             22,300         983,207
    Equitable Resources,
      Inc.                    78,800       2,805,280
    Exelon Corp.              68,462       3,450,485
    FPL Group, Inc.sec.       27,100       1,598,358
    Pepco Holdings Inc.       47,100         974,970
    PPL Corp.                 32,200       1,114,442
                                        ------------
                                          11,889,502
                                        ------------
TOTAL COMMON STOCK
  (Cost $185,257,884)                    178,970,175
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
FOREIGN STOCK -- 3.5%
  MEDICAL SUPPLIES & EQUIPMENT -- 1.0%
    Mettler-Toledo
      International,
      Inc. -- (CHF)*sec.      65,200    $  1,952,740
                                        ------------
  OIL & GAS -- 1.1%
    Talisman Energy,
      Inc. -- (CAD)sec.       55,100       2,023,272
                                        ------------
  RAILROADS -- 1.4%
    Canadian National
      Railway Co. --
      (CAD)                   63,200       2,696,744
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $7,457,019)                        6,672,756
                                        ------------
SHORT-TERM INVESTMENTS -- 4.7%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund
  (Cost $9,086,344)        9,086,344       9,086,344
                                        ------------
TOTAL
  INVESTMENTS -- 101.6%
  (Cost $201,801,247)                    194,729,275
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.6%)                        (3,104,061)
                                        ------------
NET ASSETS -- 100.0%                    $191,625,214
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF MFS GROWTH WITH INCOME FUND

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
COMMON STOCK -- 92.8%
  AEROSPACE -- 0.7%
    Lockheed Martin Corp.     2,240    $    129,696
    Northrop Grumman
      Corp.sec.               1,220         125,819
                                       ------------
                                            255,515
                                       ------------
  BEVERAGES -- 2.8%
    Anheuser-Busch
      Companies, Inc.         7,830         413,111
    Coca-Cola Co.               980          45,550
    PepsiCo, Inc.sec.        13,104         577,887
                                       ------------
                                          1,036,548
                                       ------------
  BROADCASTING -- 0.3%
    Clear Channel
      Communications,
      Inc.*sec.               3,000         111,150
                                       ------------
  BUSINESS SERVICES -- 1.3%
    Accenture Ltd.
      Cl-A*sec.              11,350         191,588
    First Data Corp.sec.      8,950         312,713
                                       ------------
                                            504,301
                                       ------------
  CHEMICALS -- 1.8%
    Air Products &
      Chemicals, Inc.         2,960         130,832
    DuPont, (E.I.) de
      Nemours & Co.           1,960          80,850
    PPG Industries, Inc.      3,600         169,308
    Praxair, Inc.             5,070         276,315
                                       ------------
                                            657,305
                                       ------------
  CLOTHING & APPAREL -- 0.3%
    Nike, Inc. Cl-B           2,020          95,324
                                       ------------
  COMPUTER HARDWARE -- 3.8%
    Dell Computer Corp.*     11,840         338,742
    Hewlett-Packard Co.       9,331         147,430
    International Business
      Machines Corp.         11,040         871,498
    Lexmark International,
      Inc.*sec.                 870          51,695
                                       ------------
                                          1,409,365
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 6.7%
    Automatic Data
      Processing, Inc.sec.    6,350         270,066
    Cisco Systems, Inc.*     60,790         679,632
    Microsoft Corp.*sec.     21,590       1,154,417
    Oracle Corp.*            31,970         325,774
    PeopleSoft, Inc.*sec.     1,900          34,390
    Veritas Software
      Corp.*sec.              2,010          30,653
                                       ------------
                                          2,494,932
                                       ------------
  CONGLOMERATES -- 1.3%
    3M Co.                    3,200         406,208
    ITT Industries, Inc.      1,140          74,077
                                       ------------
                                            480,285
                                       ------------

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
  CONSUMER PRODUCTS & SERVICES -- 7.4%
    Avon Products, Inc.       2,900    $    140,621
    Cendant Corp.*            2,900          33,350
    Eastman Kodak Co.sec.     2,830          93,249
    Gillette Co.              6,650         198,702
    Johnson & Johnson Co.    13,040         766,099
    Kimberly-Clark Corp.      3,190         164,285
    Newell Rubbermaid,
      Inc.sec.                2,800          90,776
    Philip Morris Co., Inc.  17,530         714,347
    Procter & Gamble Co.      6,290         556,351
                                       ------------
                                          2,757,780
                                       ------------
  CONTAINERS & PACKAGING -- 0.1%
    Smurfit-Stone Container
      Corp.*                  3,800          49,438
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.7%
    Agilent Technologies,
      Inc.*sec.               4,780          65,725
    Ameren Corp.sec.            900          36,360
    General Electric Co.     31,590         797,648
    Honeywell
      International, Inc.     3,000          71,820
    STMicroelectronics NV
      NY Reg.sec.             2,530          49,765
                                       ------------
                                          1,021,318
                                       ------------
  ENTERTAINMENT & LEISURE -- 3.7%
    AOL Time Warner,
      Inc.*sec.              18,850         278,038
    Disney, (Walt) Co.sec.    4,820          80,494
    Harley-Davidson,
      Inc.sec.                4,000         209,200
    Viacom, Inc. Cl-B*       18,543         827,203
                                       ------------
                                          1,394,935
                                       ------------
  ENVIRONMENTAL SERVICES -- 0.2%
    Waste Management, Inc.    2,780          63,996
                                       ------------
  FINANCIAL -- BANK & TRUST -- 5.4%
    Bank of America Corp.     8,590         599,582
    Bank of New York Co.,
      Inc.                    1,900          49,400
    Charter One Financial,
      Inc.                    1,776          53,777
    Comerica, Inc.sec.        1,900          82,954
    FleetBoston Financial
      Corp.sec.               2,230          52,160
    Mellon Financial Corp.    2,930          82,890
    State Street Corp.        5,110         211,401
    Wachovia Corp.            3,270         113,763
    Wells Fargo & Co.        15,660         790,360
                                       ------------
                                          2,036,287
                                       ------------
  FINANCIAL SERVICES -- 7.6%
    American Express Co.      3,490         126,931
    Citigroup, Inc.          23,760         877,932
    Concord EFS, Inc.*        3,110          44,411
    Fannie Mae                3,800         254,068
    Freddie Mac              16,450       1,012,990
    Goldman Sachs Group,
      Inc.sec.                4,270         305,732

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
    Lehman Brothers
      Holdings, Inc.          1,700    $     90,559
    Merrill Lynch & Co.,
      Inc.                    3,630         137,759
                                       ------------
                                          2,850,382
                                       ------------
  FOOD -- 1.4%
    Heinz, (H.J.) Co.         1,100          35,376
    Kellogg Co.               6,430         204,860
    Kroger Co.*              10,270         152,407
    Sysco Corp.               3,730         118,166
                                       ------------
                                            510,809
                                       ------------
  HEALTHCARE SERVICES -- 2.4%
    Amgen, Inc.*sec.          3,500         162,960
    Cardinal Health,
      Inc.sec.                4,320         298,987
    HCA, Inc.                 8,670         377,058
    UnitedHealth Group,
      Inc.                      690          62,756
                                       ------------
                                            901,761
                                       ------------
  HOTELS & MOTELS -- 0.2%
    Starwood Hotels &
      Resorts Worldwide,
      Inc.                    2,700          62,910
                                       ------------
  INSURANCE -- 5.2%
    AFLAC, Inc.sec.           1,510          45,964
    Allstate Corp.            4,090         162,700
    American International
      Group, Inc.             5,475         342,460
    Chubb Corp.sec.           3,950         222,820
    Marsh & McLennan
      Companies, Inc.         3,280         153,209
    MetLife, Inc.sec.         9,350         223,278
    St. Paul Companies,
      Inc.sec.                6,770         222,056
    The Hartford Financial
      Services Group, Inc.    6,550         258,725
    Travelers Property
      Casualty Corp. CL-A*   10,997         146,810
    Travelers Property
      Casualty Corp. CL-B*      544           7,355
    UnumProvident Corp.       2,840          58,277
    XL Capital Ltd. Cl-A      1,250          95,188
                                       ------------
                                          1,938,842
                                       ------------
  MACHINERY & EQUIPMENT -- 1.8%
    Baker Hughes, Inc.        3,760         109,228
    Caterpillar, Inc.           900          36,765
    Danaher Corp.sec.         2,130         123,221
    Deere & Co.sec.           4,530         210,146
    Illinois Tool Works,
      Inc.sec.                3,370         206,918
                                       ------------
                                            686,278
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 0.9%
    Baxter International,
      Inc.sec.                5,060         126,601
    Medtronic, Inc.sec.       3,310         148,288
    Stryker Corp.             1,100          69,410
                                       ------------
                                            344,299
                                       ------------
  METALS & MINING -- 0.8%
    Alcoa, Inc.sec.          13,420         296,045
                                       ------------

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
  OIL & GAS -- 6.2%
    Anadarko Petroleum
      Corp.                   1,710    $     76,163
    BP PLC [ADR]             14,545         559,255
    Encana Corp.              8,800         256,080
    Exxon Mobil Corp.        36,486       1,228,120
    Schlumberger Ltd.         2,920         117,121
    Unocal Corp.sec.          2,780          76,839
                                       ------------
                                          2,313,578
                                       ------------
  PAPER & FOREST PRODUCTS -- 0.9%
    International Paper
      Co.sec.                 9,220         322,055
                                       ------------
  PHARMACEUTICALS -- 9.0%
    Abbott Laboratories      11,370         476,062
    Forest Laboratories,
      Inc.*sec.               3,100         303,769
    Lilly, (Eli) & Co.sec.   11,600         643,800
    Merck & Co., Inc.         6,200         336,288
    Pfizer, Inc.sec.         43,047       1,367,602
    Pharmacia Corp.           2,400         103,200
    Schering-Plough Corp.     4,200          89,670
    Wyeth                     2,670          89,445
                                       ------------
                                          3,409,836
                                       ------------
  PRINTING & PUBLISHING -- 3.6%
    Gannett Co., Inc.         7,130         541,380
    McGraw-Hill Co., Inc.     3,900         251,550
    New York Times Co. CL-A   8,700         421,167
    Tribune Co.sec.           3,090         148,475
                                       ------------
                                          1,362,572
                                       ------------
  RAILROADS -- 0.3%
    Union Pacific Corp.sec.   1,840         108,652
                                       ------------
  RETAIL & MERCHANDISING -- 6.4%
    Costco Wholesale
      Corp.*sec.              4,650         157,775
    Family Dollar Stores,
      Inc.                    2,460          75,743
    Home Depot, Inc.         18,760         541,789
    Lowe's Companies, Inc.    2,140          89,302
    May Department Stores
      Co.                     2,000          46,700
    Sears, Roebuck & Co.      2,650          69,589
    Target Corp.sec.         10,900         328,308
    Wal-Mart Stores,
      Inc.sec.               20,090       1,075,819
                                       ------------
                                          2,385,025
                                       ------------
  SEMICONDUCTORS -- 1.9%
    Analog Devices,
      Inc.*sec.              10,510         281,668
    Intel Corp.              15,940         275,762
    Novellus Systems,
      Inc.*sec.               2,790          88,164
    Texas Instruments, Inc.   4,250          67,405
                                       ------------
                                            712,999
                                       ------------

ASAF MFS GROWTH WITH INCOME FUND

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
TELECOMMUNICATIONS -- 3.9%
    AT&T Corp.               32,870    $    428,625
    AT&T Corp.
      Ex-Distribution*          600           3,450
    AT&T Wireless Services,
      Inc.*                       1               7
    BellSouth Corp.          21,640         565,886
    BT Group PLC [ADR]sec.    2,800          80,080
    EchoStar Communications
      Corp. Cl-A*sec.         2,210          45,062
    Motorola, Inc.            8,300          76,111
    SBC Communications,
      Inc.                    8,700         223,242
    Verizon Communications,
      Inc.sec.                1,400          52,864
                                       ------------
                                          1,475,327
                                       ------------
  TRANSPORTATION -- 1.4%
    FedEx Corp.sec.           4,610         245,206
    United Parcel Service,
      Inc. Cl-Bsec.           4,870         292,249
                                       ------------
                                            537,455
                                       ------------
  UTILITIES -- 0.4%
    Dominion Resources,
      Inc.sec.                1,080          51,840
    PPL Corp.                 1,290          44,647
    The Southern Co.sec.      2,100          62,370
                                       ------------
                                            158,857
                                       ------------
TOTAL COMMON STOCK
  (Cost $36,479,726)                     34,746,161
                                       ------------
FOREIGN STOCK -- 2.6%
  AUTOMOBILE MANUFACTURERS -- 0.1%
    Porsche AG -- (DEM)         116          55,658
                                       ------------
  BEVERAGES -- 0.4%
    Diageo PLC -- (GBP)      12,700         143,158
                                       ------------
  CHEMICALS -- 0.1%
    Syngenta AG -- (CHF)        907          53,977
                                       ------------
  OIL & GAS -- 0.3%
    Encana Corp. -- (CAD)     3,380          98,130
                                       ------------

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
  PHARMACEUTICALS -- 0.3%
    Aventis SA -- (FRF)       2,070    $    123,921
                                       ------------
  PRINTING & PUBLISHING -- 0.5%
    Reed International
      PLC -- (GBP)           22,000         194,296
                                       ------------
  RAILROADS -- 0.8%
    Canadian National
      Railway Co. -- (CAD)    7,026         299,799
                                       ------------
  TELECOMMUNICATIONS -- 0.1%
    BT Group PLC -- (GBP)     8,060          22,887
                                       ------------
TOTAL FOREIGN STOCK
  (Cost $952,893)                           991,826
                                       ------------
SHORT-TERM INVESTMENTS -- 4.6%
  REGISTERED INVESTMENT COMPANIES -- 0.1%
    Temporary Investment
      Cash Fund              25,250          25,250
    Temporary Investment
      Fund                   25,249          25,249
                                       ------------
                                             50,499
                                       ------------
                              PAR
                             (000)
                             -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.5%
    Federal Home Loan Mortgage
      Corp.
      1.60%, 11/01/02        $1,655       1,655,000
                                       ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,705,499)                       1,705,499
                                       ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $39,138,118)                     37,443,486
OTHER ASSETS LESS LIABILITIES -- 0.0%
                                             18,099
                                       ------------
NET ASSETS -- 100.0%                    $37,461,585
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 98.6%
  AEROSPACE -- 1.4%
    Boeing Co.               14,100    $    419,475
    General Dynamics
      Corp.sec.               2,200         174,086
    Lockheed Martin Corp.     6,000         347,400
    Northrop Grumman
      Corp.sec.               2,000         206,260
    Raytheon Co.             10,700         315,650
    United Technologies
      Corp.                   5,400         333,018
                                       ------------
                                          1,795,889
                                       ------------
  AUTOMOBILE MANUFACTURERS -- 0.3%
    General Motors
      Corp.sec.              10,600         352,450
                                       ------------
  AUTOMOTIVE PARTS -- 0.6%
    Dana Corp.               17,000         170,000
    Eaton Corp.               7,000         478,730
    Genuine Parts Co.         3,586         105,930
                                       ------------
                                            754,660
                                       ------------
  BEVERAGES -- 3.0%
    Anheuser-Busch
      Companies, Inc.        19,300       1,018,268
    Coca-Cola Co.            29,200       1,357,216
    Coca-Cola Enterprises,
      Inc.sec.               21,000         500,640
    PepsiCo, Inc.            22,600         996,660
                                       ------------
                                          3,872,784
                                       ------------
  BROADCASTING -- 0.2%
    Clear Channel
      Communications,
      Inc.*                   7,000         259,350
                                       ------------
  BUILDING MATERIALS -- 0.4%
    The Sherwin-Williams
      Co.                    17,300         473,155
                                       ------------
  BUSINESS SERVICES -- 0.8%
    First Data Corp.         31,000       1,083,140
                                       ------------
  CABLE TELEVISION -- 0.7%
    Comcast Corp.
      Cl-A*sec.              28,000         644,280
    Cox Communications,
      Inc. Cl-A*sec.          7,000         191,800
                                       ------------
                                            836,080
                                       ------------
  CHEMICALS -- 1.7%
    Air Products &
      Chemicals, Inc.         7,500         331,500
    Ashland, Inc.             6,000         157,500
    Dow Chemical Co.         25,800         670,541
    DuPont, (E.I.) de
      Nemours & Co.          14,100         581,625
    FMC Corp.*                8,900         272,251
    Praxair, Inc.             2,200         119,900
                                       ------------
                                          2,133,317
                                       ------------

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  CLOTHING & APPAREL -- 0.3%
    Liz Claiborne, Inc.       5,000    $    148,600
    VF Corp.                  5,812         213,998
                                       ------------
                                            362,598
                                       ------------
  COMPUTER HARDWARE -- 4.0%
    Dell Computer Corp.*     62,600       1,790,986
    Hewlett-Packard
      Co.sec.               119,800       1,892,840
    International Business
      Machines Corp.         19,000       1,499,860
                                       ------------
                                          5,183,686
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 7.2%
    Affiliated Computer
      Services, Inc.
      Cl-A*sec.               6,800         313,140
    AutoDesk, Inc.           11,600         135,720
    Automatic Data
      Processing, Inc.sec.    6,200         263,686
    Cisco Systems, Inc.*    154,400       1,726,192
    Fiserv, Inc.*            14,000         437,360
    Mercury Interactive
      Corp.*sec.              8,200         216,234
    Microsoft Corp.*         95,800       5,122,426
    PeopleSoft, Inc.*        25,000         452,500
    Unisys Corp.*            22,000         192,060
    Veritas Software
      Corp.*sec.             23,600         359,900
                                       ------------
                                          9,219,218
                                       ------------
  CONGLOMERATES -- 0.7%
    3M Co.                    3,000         380,820
    ITT Industries, Inc.      2,800         181,944
    Textron, Inc.             8,500         348,500
                                       ------------
                                            911,264
                                       ------------
  CONSTRUCTION -- 0.4%
    Centex Corp.              6,600         300,168
    Pulte Corp.               4,400         202,048
                                       ------------
                                            502,216
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 8.7%
    Avon Products, Inc.      16,500         800,085
    Bausch & Lomb,
      Inc.sec.                8,500         264,350
    Cendant Corp.*sec.       11,500         132,250
    Colgate-Palmolive
      Co.sec.                14,600         802,708
    Eastman Kodak Co.sec.     9,100         299,845
    Estee Lauder
      Companies, Inc.
      Cl-Asec.                4,500         131,040
    Fortune Brands, Inc.      6,000         300,360
    Gillette Co.             17,400         519,912
    Johnson & Johnson Co.    52,275       3,071,157
    Newell Rubbermaid,
      Inc.sec.               14,500         470,090
    Philip Morris Co.,
      Inc.                   47,200       1,923,400
    Procter & Gamble Co.     19,000       1,680,550
    Tupperware Corp.          9,900         159,786
    Whirlpool Corp.          10,100         470,761
                                       ------------
                                         11,026,294
                                       ------------

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.9%
    Ameren Corp.              7,700    $    311,080
    Cooper Industries Ltd.
      Cl-A*                   9,900         311,751
    Emerson Electric Co.      7,700         370,986
    General Electric Co.    136,200       3,439,050
    Honeywell
      International, Inc.    17,500         418,950
    Rockwell Automation,
      Inc.                   10,500         173,775
                                       ------------
                                          5,025,592
                                       ------------
  ENTERTAINMENT & LEISURE -- 2.2%
    AOL Time Warner, Inc.*   47,300         697,675
    Carnival Corp.sec.        8,000         208,960
    Disney, (Walt) Co.sec.   30,800         514,360
    Harley-Davidson,
      Inc.sec.               11,500         601,450
    Viacom, Inc. Cl-B*       19,100         852,051
                                       ------------
                                          2,874,496
                                       ------------
  ENVIRONMENTAL SERVICES -- 0.1%
    Waste Management, Inc.    7,600         174,952
                                       ------------
  FARMING & AGRICULTURE -- 0.0%
    Monsanto Co.              3,104          51,309
                                       ------------
  FINANCIAL -- BANK & TRUST -- 7.2%
    AmSouth
      Bancorporationsec.     21,000         411,600
    Bank of America Corp.    32,900       2,296,420
    Bank One Corp.           22,600         871,682
    Charter One Financial,
      Inc.                    9,591         290,415
    FleetBoston Financial
      Corp.                  18,600         435,054
    Huntington Bancshares,
      Inc.                    5,000          94,550
    J.P. Morgan Chase &
      Co.sec.                22,570         468,328
    National City Corp.      24,200         656,546
    PNC Financial Services
      Group, Inc.            10,000         406,600
    U.S. Bancorp             44,306         934,414
    Wachovia Corp.           37,300       1,297,667
    Wells Fargo & Co.        20,700       1,044,729
                                       ------------
                                          9,208,005
                                       ------------
  FINANCIAL SERVICES -- 8.6%
    American Express Co.     19,200         698,304
    Capital One Financial
      Corp.sec.              14,000         426,580
    Citigroup, Inc.          91,633       3,385,838
    Countrywide Credit
      Industries, Inc.sec.    2,000         100,620

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Deluxe Corp.              2,500    $    115,550
    Fannie Mae               19,800       1,323,828
    Freddie Mac              14,700         905,226
    Golden West Financial
      Corp.                   6,800         469,608
    Goldman Sachs Group,
      Inc.                    8,000         572,800
    Household
      International,
      Inc.sec.                7,700         182,952
    KeyCorp                  25,000         610,750
    Lehman Brothers
      Holdings, Inc.          6,800         362,236
    MBIA, Inc.sec.            1,350          58,928
    MBNA Corp.               13,950         283,325
    Morgan Stanley Dean
      Witter & Co.            5,800         225,736
    Union Planters Corp.      3,600         101,736
    Washington Mutual,
      Inc.                   28,950       1,035,252
                                       ------------
                                         10,859,269
                                       ------------
  FOOD -- 1.8%
    Albertson's, Inc.sec.     2,500          55,775
    Archer Daniels Midland
      Co.                    27,138         369,620
    ConAgra Foods, Inc.      22,769         552,148
    Heinz, (H.J.) Co.        12,700         408,432
    Kellogg Co.              13,500         430,110
    Kroger Co.*              10,900         161,756
    Sara Lee Corp.            8,100         184,923
    SUPERVALU, Inc.           7,400         124,320
                                       ------------
                                          2,287,084
                                       ------------
  HEALTHCARE SERVICES -- 4.3%
    Amgen, Inc.*sec.         22,100       1,028,976
    Cardinal Health,
      Inc.sec.               15,100       1,045,071
    HCA, Inc.                 8,500         369,665
    Health Management
      Associates, Inc.
      Cl-Asec.               36,000         688,320
    Humana, Inc.*            23,300         283,794
    Tenet Healthcare
      Corp.*                 11,500         330,625
    UnitedHealth Group,
      Inc.                   13,000       1,182,350
    WellPoint Health
      Networks, Inc.*         7,400         556,554
                                       ------------
                                          5,485,355
                                       ------------
  HOTELS & MOTELS -- 0.2%
    Hilton Hotels
      Corp.sec.              22,100         271,830
                                       ------------
  INDUSTRIAL PRODUCTS -- 0.2%
    Ingersoll-Rand Co.*       5,000         195,000
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  INSURANCE -- 4.3%
    ACE Ltd.                  9,000    $    276,750
    Allstate Corp.            5,200         206,856
    American International
      Group, Inc.            40,994       2,564,175
    AON Corp.sec.             8,600         157,638
    Chubb Corp.sec.           5,900         332,819
    CIGNA Corp.               7,300         263,822
    MetLife, Inc.sec.        19,700         470,436
    St. Paul Companies,
      Inc.sec.               11,971         392,649
    Torchmark Corp.           9,500         340,100
    Travelers Property
      Casualty Corp. CL-A*    3,958          52,839
    Travelers Property
      Casualty Corp. CL-B*    8,133         109,958
    XL Capital Ltd. Cl-A      5,000         380,750
                                       ------------
                                          5,548,792
                                       ------------
  MACHINERY & EQUIPMENT -- 0.7%
    Black & Decker Corp.      6,000         280,560
    Caterpillar, Inc.        11,500         469,775
    Cummins Engine Co.,
      Inc.                    3,800          91,048
                                       ------------
                                            841,383
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.1%
    Becton Dickinson & Co.    2,000          59,020
    Medtronic, Inc.sec.      31,400       1,406,720
                                       ------------
                                          1,465,740
                                       ------------
  METALS & MINING -- 0.6%
    Alcan, Inc.sec.          11,600         326,540
    United States Steel
      Corp.                  35,000         449,750
                                       ------------
                                            776,290
                                       ------------
  OFFICE EQUIPMENT -- 0.3%
    Office Depot, Inc.*       7,400         106,486
    Pitney Bowes, Inc.       10,000         335,500
                                       ------------
                                            441,986
                                       ------------
  OIL & GAS -- 4.6%
    Apache Corp.              3,200         172,992
    ChevronTexaco
      Corp.sec.              13,847         936,473
    ConocoPhillips           15,620         757,570
    Exxon Mobil Corp.        98,700       3,322,242
    Marathon Oil Corp.       19,900         415,910
    Occidental Petroleum
      Corp.sec.              11,183         319,051
                                       ------------
                                          5,924,238
                                       ------------
  PAPER & FOREST PRODUCTS -- 0.3%
    Georgia-Pacific Corp.    16,000         195,200
    MeadWestvaco Corp.sec.   11,283         236,379
                                       ------------
                                            431,579
                                       ------------

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  PHARMACEUTICALS -- 7.0%
    Abbott Laboratories      20,000    $    837,400
    Bristol-Meyers Squibb
      Co.                    18,400         452,824
    Lilly, (Eli) & Co.sec.    7,300         405,150
    Merck & Co., Inc.        25,100       1,361,424
    Pfizer, Inc.sec.        116,400       3,698,028
    Pharmacia Corp.          18,200         782,600
    Schering-Plough Corp.    27,100         578,585
    Wyeth                    26,700         894,450
                                       ------------
                                          9,010,461
                                       ------------
  PRINTING & PUBLISHING -- 0.8%
    Donnelley, (R.R.) &
      Sons Co.               27,300         547,365
    Gannett Co., Inc.         6,200         470,766
                                       ------------
                                          1,018,131
                                       ------------
  RAILROADS -- 0.8%
    Burlington Northern
      Santa Fe Corp.         11,000         283,030
    Norfolk Southern Corp.   31,900         644,380
    Union Pacific
      Corp.sec.               1,200          70,860
                                       ------------
                                            998,270
                                       ------------
  REAL ESTATE -- 0.4%
    Equity Office
      Properties Trust
      [REIT]                 18,000         433,440
    Equity Residential
      Properties Trust
      [REIT]                  5,000         118,600
                                       ------------
                                            552,040
                                       ------------
  RESTAURANTS -- 0.2%
    McDonald's Corp.         10,200         184,722
    Yum! Brands, Inc.*sec.    4,400          99,132
                                       ------------
                                            283,854
                                       ------------
  RETAIL & MERCHANDISING -- 8.0%
    Bed Bath & Beyond,
      Inc.*sec.              17,500         620,550
    Federated Department
      Stores, Inc.*           5,225         160,408
    Home Depot, Inc.         23,400         675,792
    Kohl's Corp.*sec.        12,000         701,400
    Lowe's Companies, Inc.   26,600       1,110,018
    May Department Stores
      Co.                    13,874         323,958
    Nordstrom, Inc.           6,200         123,504
    Sears, Roebuck & Co.     18,500         485,810
    Target Corp.             14,000         421,680
    Tiffany & Co.            12,000         314,160
    Wal-Mart Stores,
      Inc.sec.               78,700       4,214,384
    Walgreen Co.sec.         35,100       1,184,625
                                       ------------
                                         10,336,289
                                       ------------

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  SEMICONDUCTORS -- 3.4%
    Advanced Micro
      Devices, Inc.*         24,000    $    147,360
    Altera Corp.*sec.        18,000         210,960
    Applied Materials,
      Inc.*sec.              41,000         616,230
    Atmel Corp.*sec.         35,000          58,450
    Intel Corp.             129,100       2,233,430
    LSI Logic Corp.*         25,000         147,500
    Maxim Integrated
      Products, Inc.         18,100         576,304
    Micron Technology,
      Inc.*sec.               8,000         128,000
    Seagate Technology,
      Inc. Rights*            3,400               0
    Texas Instruments,
      Inc.                   19,000         301,340
                                       ------------
                                          4,419,574
                                       ------------
  TELECOMMUNICATIONS -- 4.0%
    Alltel Corp.sec.          1,100          54,681
    AT&T Corp.               64,400         839,776
    AT&T Wireless
      Services, Inc.*        17,184         118,054
    BellSouth Corp.          23,000         601,450
    Corning, Inc.*          159,196         297,697
    Motorola, Inc.           11,000         100,870
    QUALCOMM, Inc.*           8,700         300,324
    Qwest Communications
      International, Inc.    28,592          96,927
    SBC Communications,
      Inc.                   42,900       1,100,814
    Sprint Corp.             39,000         484,380
    Verizon
      Communications, Inc.   31,372       1,184,606
                                       ------------
                                          5,179,579
                                       ------------
  TRANSPORTATION -- 0.5%
    PACCAR, Inc.sec.          4,500         198,540
    United Parcel Service,
      Inc. Cl-Bsec.           8,100         486,081
                                       ------------
                                            684,621
                                       ------------

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  UTILITIES -- 2.7%
    Allegheny Energy, Inc.   12,000    $     68,400
    American Electric
      Power Co., Inc.sec.    19,300         494,852
    Cinergy Corp.             8,139         253,204
    CMS Energy Corp.         21,500         168,345
    Consolidated Edison,
      Inc.                   12,600         536,382
    Constellation Energy
      Group, Inc.sec.        12,200         312,076
    Duke Energy Corp.sec.     5,000         102,450
    Edison International
      Co.*                    5,500          55,275
    Entergy Corp.             9,000         396,810
    FirstEnergy Corp.         6,500         210,925
    PPL Corp.                13,000         449,930
    Public Service
      Enterprise Group,
      Inc.                    8,100         232,065
    Xcel Energy, Inc.sec.    20,420         212,368
                                       ------------
                                          3,493,082
                                       ------------
TOTAL COMMON STOCK
  (Cost $154,101,798)                   126,604,902
                                       ------------
SHORT-TERM INVESTMENTS -- 2.3%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund             1,509,646     1,509,646
    Temporary Investment
      Fund                  1,509,645     1,509,645
                                       ------------
  (Cost $3,019,291)                       3,019,291
                                       ------------
TOTAL INVESTMENTS -- 100.9%
  (Cost $157,121,089)                   129,624,193
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.9%)                       (1,139,112)
                                       ------------
NET ASSETS -- 100.0%                   $128,485,081
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF STRONG INTERNATIONAL EQUITY FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
FOREIGN STOCK -- 94.5%
  AUSTRALIA -- 1.9%
    BHP Billiton Ltd.        134,400    $   722,829
    BHP Steel Ltd.*           26,880         44,459
                                        -----------
                                            767,288
                                        -----------
  BELGIUM -- 3.0%
    Fortis                    37,000        677,145
    Interbrew SA              23,700        533,958
                                        -----------
                                          1,211,103
                                        -----------
  BRAZIL -- 1.4%
    Companhia Vale do Rio
      Doce [ADR]              21,000        553,350
                                        -----------
  CANADA -- 4.5%
    Bank of Nova Scotia       10,500        307,727
    EnCana Corp.              31,032        900,940
    TransCanada PipeLines
      Ltd.                    43,100        619,459
                                        -----------
                                          1,828,126
                                        -----------
  DENMARK -- 1.2%
    Danske Bank AS            31,400        500,011
                                        -----------
  FINLAND -- 1.2%
    UPM-Kymmene Oyj           15,000        486,497
                                        -----------
  FRANCE -- 11.9%
    Accor SA                  20,800        738,465
    BNP Paribas SA            15,500        617,992
    Essilor International
      SA                       5,000        201,283
    Groupe Danone SA           7,000        908,128
    Suez SA                   29,300        515,043
    Thales SA                 26,200        707,042
    TotalFinaELF SA            8,300      1,143,360
                                        -----------
                                          4,831,313
                                        -----------
  GERMANY -- 5.4%
    Adidas-Salomon AG         12,700        968,690
    E.ON AG                   14,000        628,064
    Muenchener
      Rueckversicherungs-
      Gesellschaft AG          2,270        290,132
    Schering AG                6,800        308,965
                                        -----------
                                          2,195,851
                                        -----------
  HONG KONG -- 2.8%
    HSBC Holdings PLC*        28,000        305,163
    Hutchison Whampoa Ltd.    68,000        418,510
    Swire Pacific Ltd. Cl-A  102,000        428,973
                                        -----------
                                          1,152,646
                                        -----------
  IRELAND -- 2.1%
    Bank of Ireland           20,000        221,833
    Ryanair Holdings PLC
      [ADR]*                  16,500        613,965
                                        -----------
                                            835,798
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  ITALY -- 5.0%
    Eni SPA                   68,250    $   947,607
    Parmalat Finanziaria
      SPA                    212,000        592,056
    UniCredito Italiano SPA  130,000        489,220
                                        -----------
                                          2,028,883
                                        -----------
  JAPAN -- 17.7%
    Asahi Breweries Ltd.      69,000        453,969
    Canon, Inc.               23,000        848,610
    East Japan Railway Co.       130        592,134
    Fuji Photo Film Co.
      Ltd.                    20,000        551,809
    Honda Motor Co. Ltd.       9,700        347,599
    Komatsu Ltd.             135,000        430,877
    Lawson, Inc.              15,500        384,634
    Mitsubishi Heavy
      Industries Ltd.        219,000        464,793
    Nippon Steel Corp.       295,000        337,126
    Secom Co. Ltd.            13,000        459,487
    Sony Corp.                14,500        623,765
    Tokyo Gas Co. Ltd.       216,000        631,218
    Toppan Printing Co.
      Ltd.                    60,000        446,182
    Toyota Motor Corp.        27,500        668,946
                                        -----------
                                          7,241,149
                                        -----------
  KOREA -- 2.4%
    Kookmin Bank [ADR]         5,800        187,630
    KT Corp. [ADR]            27,700        568,958
    Samsung Electronics Co.
      Ltd. [GDR]               1,500        212,358
                                        -----------
                                            968,946
                                        -----------
  MEXICO -- 3.7%
    America Movil Cl-L
      [ADR]                   20,550        276,192
    Telefonos de Mexico SA   434,550        666,976
    Wal-Mart de Mexico SA
      de CV Cl-C             233,900        503,484
    Wal-Mart de Mexico SA
      de CV Cl-V              19,000         47,450
                                        -----------
                                          1,494,102
                                        -----------
  NETHERLANDS -- 3.1%
    Koninklijke (Royal)
      Philips Electronics
      NV NY Reg.              10,000        177,000
    Royal Dutch Petroleum
      Co. NY Reg.             15,100        645,978
    Wolters Kluwer NV         25,600        448,989
                                        -----------
                                          1,271,967
                                        -----------
  SINGAPORE -- 1.1%
    DBS Group Holdings Ltd.   66,000        463,507
                                        -----------

ASAF STRONG INTERNATIONAL EQUITY FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  SPAIN -- 2.6%
    Actividades de
      Construccion y
      Servicios SA            17,000    $   471,394
    Banco Santander Central
      Hispano SA              53,000        324,896
    Telefonica SA*            26,591        252,277
                                        -----------
                                          1,048,567
                                        -----------
  SWEDEN -- 3.1%
    Autoliv, Inc.             54,500      1,049,897
    Sandvik AB                 9,500        226,040
                                        -----------
                                          1,275,937
                                        -----------
  SWITZERLAND -- 5.7%
    Givaudan SA                  500        209,323
    Nestle SA                  3,200        686,090
    Novartis AG [ADR]         16,000        607,039
    STMicroelectronics NV     15,900        315,711
    Swiss Reinsurance          7,000        486,049
                                        -----------
                                          2,304,212
                                        -----------
  TAIWAN -- 0.5%
    ASE Test Ltd. [ADR]*      50,300        214,278
    Far Eastern Textile
      Ltd. [GDR] 144A            637          1,926
                                        -----------
                                            216,204
                                        -----------
  UNITED KINGDOM -- 14.2%
    Anglo American PLC        50,500        646,281
    Boots Co. PLC             75,400        701,883
    BP PLC                   132,000        846,709
    Compass Group PLC         72,500        321,281
    Diageo PLC                38,000        428,346
    Exel PLC                  63,000        647,564
    GlaxoSmithKline PLC
      [ADR]                   12,500        471,125
    Royal Bank of Scotland
      Group PLC               28,500        670,609
    Tesco PLC                155,000        480,753
    Vodafone Group PLC       345,000        554,597
                                        -----------
                                          5,769,148
                                        -----------
TOTAL INVESTMENTS -- 94.5%
  (Cost $43,037,571)                     38,444,605
OTHER ASSETS LESS
  LIABILITIES -- 5.5%                     2,239,185
                                        -----------
NET ASSETS -- 100.0%                    $40,683,790
                                        ===========

Foreign currency exchange contracts outstanding at October 31, 2002:

SETTLEMENT             CONTRACTS TO   IN EXCHANGE   CONTRACTS    UNREALIZED
MONTH         TYPE       RECEIVE          FOR       AT VALUE    APPRECIATION
----------------------------------------------------------------------------
11/02        Buy GBP     113,907       $177,548     $178,209       $ 661
                                       ========     ========       =====
SETTLEMENT             CONTRACTS TO   IN EXCHANGE   CONTRACTS   UNREALIZED
MONTH        TYPE       DELIVER         FOR         AT VALUE    DEPRECIATION
----------------------------------------------------------------------------
11/02        Sell        288,341       $450,821     $450,941       $(120)
             GBP
                                       ========     ========       =====

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of October 31, 2002. Percentages are based on net assets.

INDUSTRY
--------
Aerospace                                     1.7%
Airlines                                      1.5%
Automobile Manufacturers                      2.5%
Automotive Parts                              2.6%
Beverages                                     3.5%
Chemicals                                     0.5%
Clothing & Apparel                            2.4%
Conglomerates                                 2.1%
Construction                                  1.2%
Consumer Products & Services                  1.4%
Electronic Components & Equipment             3.1%
Financial -- Bank & Trust                    11.7%
Food                                          7.3%
Hotels & Motels                               1.8%
Insurance                                     1.9%
Machinery & Equipment                         2.8%
Medical Supplies & Equipment                  0.5%
Metals & Mining                               5.7%
Office Equipment                              2.1%
Oil & Gas                                    12.6%
Paper & Forest Products                       1.2%
Pharmaceuticals                               3.4%
Printing & Publishing                         2.2%
Retail & Merchandising                        4.0%
Semiconductors                                1.8%
Telecommunications                            5.7%
Transportation                                3.0%
Utilities                                     4.3%
                                             -----
TOTAL                                        94.5%
                                             =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF DEAM SMALL-CAP GROWTH FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 100.2%
  ADVERTISING -- 0.4%
    DoubleClick, Inc.*        23,400    $   163,800
                                        -----------
  AEROSPACE -- 0.3%
    Curtiss-Wright Corp.       2,000        123,660
                                        -----------
  AIRLINES -- 1.1%
    Atlantic Coast Airlines
      Holdings, Inc.*         31,900        421,080
                                        -----------
  AUTOMOBILE MANUFACTURERS -- 0.7%
    Thor Industries, Inc.      8,200        274,290
                                        -----------
  AUTOMOTIVE PARTS -- 0.6%
    CSK Auto Corp.*           18,500        229,400
                                        -----------
  BUILDING MATERIALS -- 1.1%
    American Woodmark Corp.    4,200        221,928
    Genlyte Group, Inc.*       5,500        205,425
                                        -----------
                                            427,353
                                        -----------
  BUSINESS SERVICES -- 3.8%
    Advisory Board Co.*        5,100        163,455
    Corporate Executive
      Board Co.*sec.           1,700         56,423
    FTI Consulting, Inc.*      5,400        224,640
    John H. Harland Co.       10,300        197,245
    Kroll, Inc.*               3,900         75,972
    Labor Ready, Inc.*        39,900        274,512
    Per-Se Technologies,
      Inc.*                    6,600         56,100
    Right Management
      Consultants, Inc.*      21,000        276,780
    Teletech Holdings,
      Inc.*                   21,800        129,928
                                        -----------
                                          1,455,055
                                        -----------
  CHEMICALS -- 1.7%
    FMC Corp.*                 5,400        165,186
    Georgia Gulf Corp.sec.    13,400        291,450
    MacDermid, Inc.            9,600        192,768
                                        -----------
                                            649,404
                                        -----------
  CLOTHING & APPAREL -- 0.8%
    J. Jill Group, Inc.*      13,400        288,904
                                        -----------
  COMPUTER HARDWARE -- 2.0%
    SanDisk Corp.*sec.        14,100        278,757
    Western Digital Corp.*    80,600        498,914
                                        -----------
                                            777,671
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 10.6%
    Ansys, Inc.*              13,900        272,440
    Arbitron, Inc.*            7,200        245,880
    Avocent Corp.*             9,200        184,000
    CACI International,
      Inc.*                    1,900         77,729
    Ccc Information
      Services Group, Inc.*    6,000        105,900

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Cognizant Technology
      Solutions Corp.*sec.     3,800    $   251,446
    Dendrite International,
      Inc.*                   22,300        137,591
    Documentum, Inc.*         10,600        154,866
    Extreme Networks, Inc.*   45,400        191,134
    Fidelity National
      Information
      Solutions, Inc.*         5,200         99,528
    Hyperion Solutions
      Corp.*                  17,500        472,500
    Kronos, Inc.*                200          7,178
    Lexar Media, Inc.*        50,400        200,592
    NetIQ Corp.*              20,400        287,844
    Pinnacle Systems, Inc.*   40,000        475,600
    PracticeWorks, Inc.*      21,400        112,564
    Red Hat, Inc.*            70,200        315,198
    ScanSoft, Inc.*sec.       77,400        357,588
    Websense, Inc.*            6,200        125,178
                                        -----------
                                          4,074,756
                                        -----------
  CONSTRUCTION -- 0.7%
    Hovanian Enterprises,
      Inc. Cl-A*sec.           7,400        279,868
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 4.3%
    Aaron Rents, Inc. Cl-B    13,500        290,925
    Blyth, Inc.                3,500         98,700
    Chattem, Inc.*             2,300         96,462
    Coinstar, Inc.*           15,400        461,846
    Elizabeth Arden, Inc.*    13,800        151,938
    NBTY, Inc.*               22,400        348,320
    Racing Champions ERTL
      Corp.*                  13,300        172,900
                                        -----------
                                          1,621,091
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.2%
    AMETEK, Inc.               1,900         67,051
    Benchmark Electronics,
      Inc.*                   18,300        407,358
    Cree, Inc.*sec.           16,100        277,725
    Engineered Support
      Systems, Inc.            4,900        239,757
    InVision Technologies,
      Inc.*sec.               12,500        442,625
    Itron, Inc.*              11,500        251,735
    Littelfuse, Inc.*          6,300         98,538
    OSI Systems, Inc.*         4,900         78,351
    Trimble Navigation
      Ltd.*                    8,000        104,792
                                        -----------
                                          1,967,932
                                        -----------
  ENTERTAINMENT & LEISURE -- 1.1%
    Isle of Capri Casinos,
      Inc.*                   12,000        154,200
    Multimedia Games,
      Inc.*sec.               11,700        259,740
                                        -----------
                                            413,940
                                        -----------

ASAF DEAM SMALL-CAP GROWTH FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  EQUIPMENT SERVICES -- 1.0%
    Global Imaging Systems,
      Inc.*                   13,100    $   240,909
    Nautilus Group,
      Inc.*sec.               11,500        158,010
                                        -----------
                                            398,919
                                        -----------
  FINANCIAL -- BANK & TRUST -- 9.7%
    Anchor Bancorp
      Wisconsin, Inc.*         7,000        145,040
    Cascade Bancorp           10,500        156,135
    Cathay Bancorp, Inc.       3,100        124,775
    City Holding Co.           6,000        168,660
    CPB, Inc.                  1,200         58,800
    East West Bancorp, Inc.    6,800        234,600
    First Bancorp              8,700        217,761
    Frontier Financial
      Corp.                    2,400         62,472
    Hanmi Financial Corp.*     4,900         74,088
    Independent Bank Corp.     5,565        178,920
    International
      Bancshares Corp.         4,875        177,938
    MAF Bancorp, Inc.          4,700        152,703
    New Century Financial
      Corp.sec.               13,400        282,740
    Oriental Financial
      Group, Inc.              4,500        105,075
    Pacific Capital Corp.      2,000         53,660
    Pacific Northwest
      Bancorp                  4,500        110,475
    R&G Financial Corp.
      Cl-B                    13,500        322,515
    Republic Bancorp, Inc.     7,600         93,564
    Staten Island
      Bancorp.sec.            16,100        297,528
    Sterling Bancshares,
      Inc.                    11,800        144,786
    Texas Regional
      Bancshares, Inc. Cl-A    8,400        276,696
    TrustCo Bank Corp.         7,200         76,831
    UCBH Holdings, Inc.sec.    2,200         92,158
    United Bankshares, Inc.    2,500         75,550
                                        -----------
                                          3,683,470
                                        -----------
  FINANCIAL SERVICES -- 0.8%
    W Holding Co., Inc.        9,300        165,261
    WSFS Financial Corp.       5,100        145,197
                                        -----------
                                            310,458
                                        -----------
  FOOD -- 1.9%
    Del Monte Foods Co.*       8,400         67,368
    J&J Snack Foods Corp.*     3,100        114,700
    The J.M. Smucker Co.       5,400        197,694
    Wild Oats Markets,
      Inc.*                   30,000        338,430
                                        -----------
                                            718,192
                                        -----------
  HEALTHCARE SERVICES -- 6.6%
    AmSurg Corp.*             10,100        281,386
    Apria Healthcare Group,
      Inc.*                   17,900        436,581
    Bio-Rad Laboratories,
      Inc.*                    8,000        340,880
    Biosite, Inc.*sec.         6,900        199,272
    Cobalt Corp.              13,300        217,455

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Labone, Inc.*              6,300    $   109,809
    MedQuist, Inc.*            5,200         88,348
    Scios, Inc.*sec.           3,800        109,668
    Select Medical Corp.*      7,400         95,756
    Sierra Health Services,
      Inc.*                   15,000        188,850
    Stericycle, Inc.*          8,200        273,060
    United Surgical
      Partners
      International, Inc.*     9,500        188,670
                                        -----------
                                          2,529,735
                                        -----------
  HOTELS & MOTELS -- 0.7%
    Ameristar Casinos,
      Inc.*                    5,300         68,895
    Boyd Gaming Corp.*        16,700        184,702
                                        -----------
                                            253,597
                                        -----------
  INDUSTRIAL PRODUCTS -- 1.5%
    Carlisle Companies,
      Inc.                     8,100        301,887
    Maverick Tube Corp.*       1,100         14,025
    Roper Industries,
      Inc.sec.                 1,100         42,460
    Steel Dynamics, Inc.*     15,600        203,268
                                        -----------
                                            561,640
                                        -----------
  INSURANCE -- 0.8%
    Hilb, Rogal and
      Hamilton Co.             7,200        295,200
                                        -----------
  INTERNET SERVICES -- 2.6%
    Akamai Technologies,
      Inc.*sec.               23,800         23,086
    Alloy, Inc.*              13,200        127,103
    Digital Insight Corp.*     8,000         83,360
    eSPEED, Inc. Cl-A*        11,600        168,896
    F5 Networks, Inc.*        11,300        106,107
    FreeMarkets, Inc.*        11,500         82,570
    NetBank, Inc.*            12,800        126,464
    Overture Services,
      Inc.*sec.                6,100        167,933
    Priceline.com*            24,900         55,029
    Secure Computing Corp.*    8,300         34,279
                                        -----------
                                            974,827
                                        -----------
  MACHINERY & EQUIPMENT -- 0.9%
    Briggs & Stratton Corp.    4,100        157,645
    IDEX Corp.                 6,400        192,256
                                        -----------
                                            349,901
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 5.3%
    American Medical
      Systems Holdings,
      Inc.*                   14,400        201,456
    DIANON Systems, Inc.*      4,300        172,000
    Exact Sciences Corp.*      2,800         41,020
    Hologic, Inc.*             5,100         63,082
    IDEXX Laboratories,
      Inc.*                   12,600        434,700
    Immucor, Inc.*             8,800        196,240
    INAMED Corp.*              6,800        181,288
    Merit Medical Systems,
      Inc.*                   11,000        258,500

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Respironics, Inc.*         6,100    $   194,834
    SangStat Medical Corp.*   14,500        270,570
                                        -----------
                                          2,013,690
                                        -----------
  METALS & MINING -- 0.4%
    Royal Gold, Inc.           8,900        157,530
                                        -----------
  OFFICE EQUIPMENT -- 0.4%
    The Standard Register
      Co.                      6,800        157,692
                                        -----------
  OIL & GAS -- 6.0%
    Airgas, Inc.*              2,800         42,728
    Chesapeake Energy
      Corp.sec.               46,100        321,778
    Houston Exploration
      Co.*                     9,800        300,958
    Patina Oil & Gas Corp.    11,800        343,970
    Quicksilver Resources,
      Inc.*                   13,500        297,000
    Remington Oil & Gas
      Corp.*                  21,600        332,640
    Stone Energy Corp.*       11,600        373,056
    Unit Corp.*               13,200        254,760
                                        -----------
                                          2,266,890
                                        -----------
  PAPER & FOREST PRODUCTS -- 0.3%
    Schweitzer-Mauduit
      International, Inc.      4,200        104,118
                                        -----------
  PERSONAL SERVICES -- 0.8%
    ITT Educational
      Services, Inc.*         13,100        286,235
                                        -----------
  PHARMACEUTICALS -- 7.3%
    aaiPharma, Inc.*          22,000        331,760
    Adolor Corp.*             17,400        238,919
    Albany Molecular
      Research, Inc.*         12,100        186,824
    Amylin Pharmaceuticals,
      Inc.*                   15,900        276,342
    Array Biopharma, Inc.*    18,200        151,424
    Cambrex Corp.              8,300        231,072
    Covance, Inc.*             6,050        134,794
    Endo Pharmaceuticals
      Holdings, Inc.*         44,200        299,676
    Eon Labs, Inc.*            9,000        202,770
    Ligand Pharmaceuticals,
      Inc. Cl-B*              27,200        178,976
    Neurocrine Biosciences,
      Inc.*sec.                2,000         89,800
    Perrigo Co.*                 100          1,260
    Priority Healthcare
      Corp. Cl-B*             10,200        247,758
    Telik, Inc.*              13,700        202,075
                                        -----------
                                          2,773,450
                                        -----------
  PRINTING & PUBLISHING -- 0.5%
    Banta Corp.                6,200        190,960
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  REAL ESTATE -- 3.6%
    Alexandria Real Estate
      Equities, Inc. [REIT]    4,200    $   176,400
    CenterPoint Properties
      Corp. [REIT]             1,200         64,656
    Chateau Communities,
      Inc. [REIT]              4,200         93,702
    Chelsea Property Group,
      Inc. [REIT]              6,800        221,340
    Essex Property Trust,
      Inc. [REIT]              3,700        175,602
    Federal Realty
      Investment Trust
      [REIT]                   8,500        223,975
    Mills Corp. [REIT]         3,800        105,450
    Shurgard Storage
      Centers, Inc. [REIT]     5,500        166,100
    Washington Real Estate
      Investment Trust
      [REIT]                   6,500        156,520
                                        -----------
                                          1,383,745
                                        -----------
  RESTAURANTS -- 0.7%
    P.F. Chang's China
      Bistro, Inc.*sec.        6,400        220,800
    Panera Bread Co.
      Cl-A*sec.                1,400         45,500
                                        -----------
                                            266,300
                                        -----------
  RETAIL & MERCHANDISING -- 6.6%
    Action Performance
      Companies, Inc.*         9,300        191,952
    AnnTaylor Stores Corp.*    5,400        126,522
    Gymboree Corp.*           17,300        317,628
    Hollywood Entertainment
      Corp.*sec.              14,000        275,240
    Movie Gallery, Inc.*      23,900        434,741
    Sharper Image Corp.*       7,200        150,984
    The Sports Authority,
      Inc.*                   37,600        223,344
    Tractor Supply Co.*        6,600        250,734
    Tuesday Morning Corp.*    12,600        263,466
    Urban Outfitters, Inc.*   11,100        266,622
                                        -----------
                                          2,501,233
                                        -----------
  SEMICONDUCTORS -- 1.8%
    ESS Technology, Inc.*     26,000        141,700
    Omnivision
      Technologies, Inc.*     25,400        287,528
    Silicon Image, Inc.*      53,200        238,336
                                        -----------
                                            667,564
                                        -----------
  TELECOMMUNICATIONS -- 5.2%
    Commonwealth Telephone
      Enterprises, Inc.*       9,600        354,432
    Inter-Tel, Inc.           17,500        473,025
    Interdigital
      Communications Corp.*   34,800        452,400

ASAF DEAM SMALL-CAP GROWTH FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Plantronics, Inc.*        19,300    $   289,114
    Silicon Laboratories,
      Inc.*sec.               18,800        400,252
                                        -----------
                                          1,969,223
                                        -----------
  TRANSPORTATION -- 0.1%
    Landstar Systems, Inc.*      700         34,118
                                        -----------
  UTILITIES -- 0.3%
    UGI Corp.                  3,000        116,370
                                        -----------
TOTAL COMMON STOCK
  (Cost $40,488,636)                     38,133,261
                                        -----------
                               PAR
                              (000)
                              -----
SHORT-TERM INVESTMENTS -- 0.3%
  U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      1.625%, 01/23/03#
  (Cost $99,625)                $100         99,622
                                        -----------
TOTAL INVESTMENTS -- 100.5%
  (Cost $40,588,261)                     38,232,883
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.5%)                         (171,446)
                                        -----------
NET ASSETS -- 100.0%                    $38,061,437
                                        ===========

# Securities with an aggregate market value of $99,622 have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2002:

                       EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION              MONTH       CONTRACTS    APPRECIATION
-----------            ----------    ---------    ------------
Russell 2000 Index       12/02           3           $9,959
                                                     ======

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF ALGER ALL-CAP GROWTH FUND

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
COMMON STOCK -- 85.9%
  AEROSPACE -- 1.1%
    Alliant Techsystems,
      Inc.*sec.                4,850    $   291,728
                                        -----------
  BEVERAGES -- 0.9%
    Constellation Brands,
      Inc.*                    9,710        245,954
                                        -----------
  BUSINESS SERVICES -- 1.3%
    First Data Corp.sec.       9,600        335,424
                                        -----------
  CLOTHING & APPAREL -- 3.3%
    Jones Apparel Group,
      Inc.*sec.                4,200        145,488
    Limited Brands, Inc.      27,200        426,224
    Nike, Inc. Cl-B            6,500        306,735
                                        -----------
                                            878,447
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 10.0%
    Affiliated Computer
      Services, Inc.
      Cl-A*sec.               17,210        792,521
    Intuit, Inc.*sec.          9,700        503,624
    Microsoft Corp.*sec.      15,625        835,468
    Take Two Interactive
      Software, Inc.*sec.     16,400        422,792
    The BISYS Group, Inc.*     5,200         93,080
                                        -----------
                                          2,647,485
                                        -----------
  CONSTRUCTION -- 1.0%
    D.R. Horton, Inc.         13,750        264,963
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 2.9%
    Johnson & Johnson Co.      9,300        546,375
    Mattel, Inc.              12,500        229,500
                                        -----------
                                            775,875
                                        -----------
  ENTERTAINMENT & LEISURE -- 3.6%
    Expedia, Inc. Cl-A*sec.    2,300        155,618
    International Game
      Technology*sec.          1,800        135,378
    Mandalay Resort Group*     6,300        178,227
    MGM MIRAGE*                8,850        275,235
    Viacom, Inc. Cl-B*         4,600        205,206
                                        -----------
                                            949,664
                                        -----------
  FINANCIAL -- BANK & TRUST -- 2.8%
    Fifth Third Bancorpsec.    6,750        428,625
    GreenPoint Financial
      Corp.                    7,100        309,347
                                        -----------
                                            737,972
                                        -----------
  FINANCIAL SERVICES -- 5.1%
    Citigroup, Inc.            7,600        280,820
    Concord EFS, Inc.*        30,900        441,252
    SLM Corp.sec.              6,100        626,714
                                        -----------
                                          1,348,786
                                        -----------

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
  HEALTHCARE SERVICES -- 7.7%
    Anthem, Inc.*             10,500    $   661,500
    HCA, Inc.                 12,100        526,229
    Tenet Healthcare Corp.*   12,400        356,500
    WellPoint Health
      Networks, Inc.*          6,700        503,907
                                        -----------
                                          2,048,136
                                        -----------
  INSURANCE -- 1.0%
    AFLAC, Inc.sec.            8,500        258,740
                                        -----------
  INTERNET SERVICES -- 2.6%
    eBay, Inc.*sec.            8,525        539,121
    Hotels.com Cl-A*sec.       2,550        158,993
                                        -----------
                                            698,114
                                        -----------
  MACHINERY & EQUIPMENT -- 0.4%
    Cooper Cameron Corp.*      2,180        101,632
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 7.9%
    AmerisourceBergen
      Corp.sec.                9,600        683,040
    Boston Scientific
      Corp.*sec.              15,000        564,450
    St. Jude Medical, Inc.*    9,600        341,856
    Varian Medical Systems,
      Inc.*                    2,800        135,016
    Zimmer Holdings, Inc.*     9,050        373,041
                                        -----------
                                          2,097,403
                                        -----------
  OIL & GAS -- 0.2%
    BJ Services Co.*sec.         600         18,198
    Nabors Industries,
      Inc.*sec.                1,250         43,713
                                        -----------
                                             61,911
                                        -----------
  PERSONAL SERVICES -- 2.8%
    Apollo Group, Inc.
      Cl-A*sec.                5,750        238,625
    Career Education
      Corp.*sec.              12,300        493,353
                                        -----------
                                            731,978
                                        -----------
  PHARMACEUTICALS -- 13.7%
    Allergan, Inc.             2,600        141,570
    Forest Laboratories,
      Inc.*sec.                5,000        489,950
    Gilead Sciences,
      Inc.*sec.               22,500        781,650
    IDEC Pharmaceuticals
      Corp.*sec.              19,200        883,583
    Pfizer, Inc.sec.          24,840        789,166
    Teva Pharmaceutical
      Industries Ltd. [ADR]    4,050        313,592
    Wyeth                      8,400        281,400
                                        -----------
                                          3,680,911
                                        -----------
  PRINTING & PUBLISHING -- 2.4%
    Gannett Co., Inc.          2,600        197,418
    New York Times Co. CL-A    3,580        173,308
    Tribune Co.sec.            5,800        278,690
                                        -----------
                                            649,416
                                        -----------

ASAF ALGER ALL-CAP GROWTH FUND

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
  RESTAURANTS -- 2.7%
    Brinker International,
      Inc.*sec.               15,400    $   437,206
    Wendy's International,
      Inc.sec.                 8,700        275,616
                                        -----------
                                            712,822
                                        -----------
  RETAIL & MERCHANDISING -- 10.1%
    Abercrombie & Fitch Co.
      Cl-A*                   23,450        417,879
    Bed Bath & Beyond,
      Inc.*sec.                7,200        255,312
    Dollar Tree Stores,
      Inc.*sec.               19,000        499,509
    Lowe's Companies, Inc.     6,600        275,418
    Michaels Stores, Inc.*     6,100        274,256
    PETsMART, Inc.*            9,900        189,189
    Pier 1 Imports, Inc.       7,900        148,915
    Wal-Mart Stores,
      Inc.sec.                 7,185        384,757
    Walgreen Co.               7,200        243,000
                                        -----------
                                          2,688,235
                                        -----------
  SEMICONDUCTORS -- 2.4%
    Intersil Corp. Cl-A*sec.   8,900        151,211
    Marvell Technology Group
      Ltd.*sec.               11,900        192,899
    Maxim Integrated
      Products, Inc.           9,300        296,112
                                        -----------
                                            640,222
                                        -----------
TOTAL COMMON STOCK
  (Cost $23,885,755)                     22,845,818
                                        -----------
FOREIGN STOCK -- 2.5%
  INSURANCE -- 1.2%
    Willis Group Holdings
      Ltd. -- (GBP)*          10,700        327,420
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.3%
    Alcon,
      Inc. -- (CHF)*sec.       8,200        336,364
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $618,076)                           663,784
                                        -----------

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 10.1%
  REGISTERED INVESTMENT COMPANIES -- 0.3%
    Temporary Investment
      Cash Fund               39,214    $    39,214
    Temporary Investment
      Fund                    39,213         39,213
                                        -----------
                                             78,427
                                        -----------
                               PAR
                              (000)
                              -----
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.8%
    Federal Home Loan Bank
      1.66%, 11/07/02         $  100         99,972
      1.64%, 12/11/02            500        499,089
      1.68%, 12/18/02          1,500      1,496,808
    Federal National Mortgage Assoc.
      1.69%, 12/20/02            500        498,891
                                        -----------
                                          2,594,760
                                        -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $2,673,048)                       2,673,187
                                        -----------
TOTAL INVESTMENTS -- 98.5%
  (Cost $27,176,879)                     26,182,789
OTHER ASSETS LESS
  LIABILITIES -- 1.5%                       401,443
                                        -----------
NET ASSETS -- 100.0%                    $26,584,232
                                        ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF GABELLI ALL-CAP VALUE FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 100.1%
  AEROSPACE -- 2.0%
    Boeing Co.                 3,000    $    89,250
    Lockheed Martin Corp.      2,000        115,800
    Northrop Grumman
      Corp.sec.                6,500        670,345
    Raytheon Co.               8,000        236,000
    Sequa Corp. Cl-A*          5,000        192,550
                                        -----------
                                          1,303,945
                                        -----------
  AUTOMOBILE MANUFACTURERS -- 0.8%
    Navistar International
      Corp.                   23,000        515,660
                                        -----------
  AUTOMOTIVE PARTS -- 5.5%
    AutoNation, Inc.*         14,000        148,540
    BorgWarner, Inc.           5,000        224,900
    Dana Corp.                62,000        620,000
    Genuine Parts Co.         27,000        797,580
    Myers Industries, Inc.    12,500        153,750
    O' Reilly Automotive,
      Inc.*                   10,000        272,700
    TRW, Inc.                 25,000      1,332,500
                                        -----------
                                          3,549,970
                                        -----------
  BEVERAGES -- 2.9%
    Coca-Cola Co.             10,000        464,800
    PepsiAmericas, Inc.       90,000      1,381,500
                                        -----------
                                          1,846,300
                                        -----------
  BROADCASTING -- 7.5%
    Gray Television, Inc.
      Cl-B                    11,000         97,350
    Grupo Televisa SA
      [ADR]*                  29,000        814,900
    Liberty Media Corp.
      Cl-A*sec.              123,000      1,017,210
    Media General, Inc.        7,000        382,900
    Meredith Corp.             1,500         68,325
    News Corp. Ltd.
      [ADR]sec.               38,000        751,260
    Scripps, (E.W.) Co.
      Cl-A                    21,000      1,620,990
    UnitedGlobalCom, Inc.
      Cl-A*                   40,000         75,600
                                        -----------
                                          4,828,535
                                        -----------
  BUSINESS SERVICES -- 0.1%
    Kroll, Inc.*               3,000         58,440
                                        -----------
  CABLE TELEVISION -- 2.6%
    Adelphia Communications
      Corp. Cl-A*             10,000          1,380
    Cablevision Systems New
      York Group Cl-A*sec.   140,000      1,338,400
    Rogers Communications,
      Inc. Cl-B*              30,000        241,200
    Telewest Communications
      PLC [ADR]*               3,500         14,000
    Young Broadcasting,
      Inc. Cl-A*              10,000        100,000
                                        -----------
                                          1,694,980
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  CHEMICALS -- 1.8%
    Great Lakes Chemical
      Corp.sec.               25,000    $   608,000
    Hercules, Inc.            45,000        432,000
    Rohm & Haas Co.            3,000         99,810
                                        -----------
                                          1,139,810
                                        -----------
  CLOTHING & APPAREL -- 0.1%
    Wolverine World Wide,
      Inc.                     2,000         32,220
                                        -----------
  COMPUTER HARDWARE -- 0.8%
    EMC Corp.*sec.            30,000        153,300
    Hewlett-Packard Co.       24,851        392,646
                                        -----------
                                            545,946
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 0.1%
    Microsoft Corp.*           1,000         53,470
                                        -----------
  CONGLOMERATES -- 0.2%
    ITT Industries, Inc.       2,000        129,960
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 8.7%
    ANC Rental Corp.*sec.      5,000            400
    Cendant Corp.*sec.        36,600        420,900
    Eastman Kodak Co.sec.     10,000        329,500
    Energizer Holdings,
      Inc.*                   40,000      1,193,600
    Gallaher Group PLC
      [ADR]                   11,000        427,900
    Gillette Co.              30,000        896,400
    International Flavors &
      Fragrances, Inc.         1,000         33,550
    Mattel, Inc.              30,000        550,800
    Philip Morris Co., Inc.   15,000        611,250
    Procter & Gamble Co.      10,000        884,500
    Rayovac Corp.*             9,200        129,720
    USA Interactive*sec.       5,000        126,700
                                        -----------
                                          5,605,220
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.1%
    Agere Systems, Inc.
      Cl-A*                      776            675
    Agere Systems, Inc.
      Cl-B*                   58,732         54,621
    AMETEK, Inc.               3,000        105,870
    Cooper Industries Ltd.
      Cl-A*sec.               28,000        881,720
    CTS Corp.                 40,000        240,000
    General Motors Corp.
      Cl-H*                   30,000        295,500
    Honeywell
      International, Inc.     45,000      1,077,300
    Molex, Inc.               10,000        232,300
    Thomas & Betts Corp.*     20,000        331,200
    Tyco International
      Ltd.sec.                 5,000         72,300
                                        -----------
                                          3,291,486
                                        -----------

ASAF GABELLI ALL-CAP VALUE FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  ENTERTAINMENT & LEISURE -- 3.4%
    AOL Time Warner,
      Inc.*sec.               48,000    $   708,000
    Disney, (Walt) Co.sec.    55,000        918,500
    Dover Downs Gaming &
      Entertainment, Inc.      3,500         31,325
    Dover Motorsports, Inc.    5,000         19,050
    Gaylord Entertainment
      Co. Cl-A*               15,600        275,652
    Gemstar-TV Guide
      International, Inc.*    25,000         90,250
    World Wrestling
      Entertainment, Inc.*    15,000        118,800
                                        -----------
                                          2,161,577
                                        -----------
  ENVIRONMENTAL SERVICES -- 0.6%
    Republic Services,
      Inc.*                   20,000        411,600
                                        -----------
  FINANCIAL -- BANK & TRUST -- 1.2%
    Bank of New York Co.,
      Inc.                    20,000        520,000
    FleetBoston Financial
      Corp.sec.                2,900         67,831
    J.P. Morgan Chase & Co.    7,000        145,250
    Mellon Financial Corp.     2,000         56,580
                                        -----------
                                            789,661
                                        -----------
  FINANCIAL SERVICES -- 3.5%
    American Express Co.      40,000      1,454,800
    BKF Capital Group,
      Inc.*                    3,000         56,250
    Household
      International,
      Inc.sec.                 1,500         35,640
    Lehman Brothers
      Holdings, Inc.           3,000        159,810
    Merrill Lynch & Co.,
      Inc.                    10,000        379,500
    Schwab, (Charles) Corp.   20,000        183,600
                                        -----------
                                          2,269,600
                                        -----------
  FOOD -- 9.1%
    Campbell Soup Co.         15,000        316,200
    Diageo PLC [ADR]          26,000      1,158,820
    Flowers Foods, Inc.*      24,000        533,280
    General Mills, Inc.sec.   14,000        578,480
    Heinz, (H.J.) Co.         25,000        804,000
    Kellogg Co.               30,000        955,800
    McCormick & Co., Inc.     16,000        355,840
    Opta Food Ingredients,
      Inc.*                    1,000          2,460
    Ralcorp Holdings, Inc.*    1,000         22,610
    Sensient Technologies
      Corp.                   24,000        584,400
    Weis Markets, Inc.         7,000        231,630
    Wrigley, (Wm., Jr.) Co.    6,000        316,620
                                        -----------
                                          5,860,140
                                        -----------
  HOTELS & MOTELS -- 0.5%
    Hilton Hotels Corp.sec.   25,000        307,500
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  INDUSTRIAL PRODUCTS -- 1.1%
    Crane Co.sec.             22,000    $   404,140
    Precision Castparts
      Corp.                   15,000        291,150
                                        -----------
                                            695,290
                                        -----------
  INSURANCE -- 1.0%
    Alleghany Corp.*           1,500        270,750
    Allstate Corp.             7,000        278,460
    Leucadia National Corp.    2,000         75,020
                                        -----------
                                            624,230
                                        -----------
  MACHINERY & EQUIPMENT -- 2.0%
    Baker Hughes, Inc.         3,400         98,770
    Deere & Co.sec.            9,000        417,510
    Gencorp, Inc.             12,000         98,160
    SPS Technologies, Inc.*   24,000        583,200
    Tennant Co.                2,500         75,400
                                        -----------
                                          1,273,040
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Apogent Technologies,
      Inc.*                    5,000         90,900
    Invitrogen Corp.*sec.      8,000        223,040
    Owens & Minor, Inc.        1,000         14,720
    Sybron Dental
      Specialties, Inc.*      30,000        433,500
                                        -----------
                                            762,160
                                        -----------
  OIL & GAS -- 2.9%
    Devon Energy Corp.sec.     2,340        118,170
    El Paso Corp.             10,000         77,500
    ENSCO International,
      Inc.                     4,500        121,680
    Exxon Mobil Corp.          6,000        201,960
    Halliburton Co.           20,000        323,600
    National Fuel Gas Co.     20,000        403,400
    ONEOK, Inc.                7,400        140,156
    Questar Corp.              5,600        144,480
    Watts Industries, Inc.    20,000        329,400
                                        -----------
                                          1,860,346
                                        -----------
  PAPER & FOREST PRODUCTS -- 0.9%
    International Paper
      Co.sec.                  3,000        104,790
    MeadWestvaco Corp.sec.    18,000        377,100
    Schweitzer-Mauduit
      International, Inc.      5,000        123,950
                                        -----------
                                            605,840
                                        -----------
  PHARMACEUTICALS -- 2.3%
    Bristol-Meyers Squibb
      Co.                     29,000        713,690
    IVAX Corp.*               20,000        251,000
    Pfizer, Inc.sec.          10,000        317,700
    Wyeth                      5,000        167,500
                                        -----------
                                          1,449,890
                                        -----------
  PRINTING & PUBLISHING -- 5.9%
    Journal Register Co.*      9,000        166,230
    Knight-Ridder, Inc.        8,000        481,440
    Nelson, (Thomas), Inc.*    7,500         60,000
    PRIMEDIA, Inc.*          110,000        212,300

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Pulitzer, Inc.            15,500    $   720,750
    Reader's Digest Assoc.,
      Inc. Cl-Bsec.           14,000        279,580
    Tribune Co.sec.           32,000      1,537,600
    Washington Post Co.
      Cl-B                       500        363,950
                                        -----------
                                          3,821,850
                                        -----------
  RETAIL & MERCHANDISING -- 1.1%
    Blockbuster, Inc.
      Cl-Asec.                 3,000         71,910
    The Neiman Marcus
      Group, Inc. Cl-A*       22,000        640,200
                                        -----------
                                            712,110
                                        -----------
  SEMICONDUCTORS -- 1.2%
    Texas Instruments, Inc.   47,000        745,420
                                        -----------
  TELECOMMUNICATIONS -- 15.5%
    Alltel Corp.               9,000        447,390
    AT&T Corp.                90,000      1,173,600
    AT&T Wireless Services,
      Inc.*                  100,000        687,000
    BroadWing, Inc.*         150,000        342,000
    BT Group PLC [ADR]sec.    10,000        286,000
    Cable & Wireless
      Communications PLC
      [ADR]                   10,000         69,500
    CenturyTel, Inc.          22,000        623,260
    Corning, Inc.*           160,000        299,200
    Deutsche Telekom AG
      [ADR]                   30,001        341,411
    France Telecom SA
      [ADR]sec.                8,000         93,360
    Lucent Technologies,
      Inc.*sec.              217,000        266,910
    mmO2 PLC [ADR]*           80,000        600,000
    Motorola, Inc.sec.        25,000        229,250
    Nextel Communications,
      Inc. Cl-A*sec.          70,000        789,600
    NTL, Inc.*sec.            40,000            540
    Price Communications
      Corp.*                  10,000        133,400
    Qwest Communications
      International, Inc.    150,000        508,500
    Rogers Wireless
      Communications, Inc.
      Cl-B*                   25,000        165,000
    Rural Cellular Corp.*     27,000         36,450
    Sprint Corp.sec.          60,000        745,200
    Sprint Corp. (PCS
      Group)*                 50,000        174,000
    Telephone & Data
      Systems, Inc.           15,000        763,500

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    United States Cellular
      Corp.*sec.              12,000    $   331,200
    Verizon Communications,
      Inc.sec.                20,000        755,200
    Western Wireless Corp.
      Cl-A*sec.               10,000         34,500
                                        -----------
                                          9,895,971
                                        -----------
  TRANSPORTATION -- 1.2%
    GATX Corp.                30,000        601,500
    PACCAR, Inc.sec.           4,500        198,540
                                        -----------
                                            800,040
                                        -----------
  UTILITIES -- 7.3%
    Allegheny Energy, Inc.     2,500         14,250
    Aquila, Inc.               9,000         33,300
    CH Energy Group, Inc.      2,900        144,565
    Cinergy Corp.              8,100        251,991
    Cleco Corp.                5,600         78,120
    Constellation Energy
      Group, Inc.sec.         22,000        562,760
    DQE, Inc.                 30,000        478,200
    DTE Energy Co.             4,000        180,360
    El Paso Electric Co.*     20,000        218,600
    Equitable Resources,
      Inc.                     2,000         71,200
    Exelon Corp.               2,000        100,800
    Great Plains Energy,
      Inc.                     8,800        198,440
    Mirant Corp.*             70,000        149,800
    NiSource, Inc.             4,000         66,080
    NUI Corp.                  2,400         29,856
    Public Service
      Enterprise Group,
      Inc.                     3,000         85,950
    Sierra Pacific
      Resources               40,000        239,200
    SJW Corp.                  1,500        119,625
    Teco Energy, Inc.sec.     35,000        518,000
    UIL Holdings Corp.         2,000         60,400
    Unisource Energy Corp.     3,000         49,680
    Westar Energy, Inc.       50,000        542,500
    Wisconsin Energy Corp.    12,300        282,654
    Xcel Energy, Inc.sec.     20,000        208,000
                                        -----------
                                          4,684,331
                                        -----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $81,210,615)                     64,326,538
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.1%)                    (63,772)
                                        -----------
NET ASSETS -- 100.0%                    $64,262,766
                                        ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF INVESCO TECHNOLOGY FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 97.1%
  AEROSPACE -- 1.8%
    General Dynamics
      Corp.sec.                  400    $    31,652
    Lockheed Martin Corp.      4,600        266,340
                                        -----------
                                            297,992
                                        -----------
  BUSINESS SERVICES -- 3.4%
    Bearingpoint, Inc.*       12,300         95,940
    First Data Corp.sec.       8,600        300,484
    Paychex, Inc.sec.          5,800        167,156
                                        -----------
                                            563,580
                                        -----------
  BUSINESS SERVICES -- COMPUTER SYSTEMS -- 5.2%
    Affiliated Computer
      Services, Inc.
      Cl-A*sec.                5,000        230,250
    BISYS Group, Inc.*        13,100        234,490
    Computer Sciences
      Corp.*                   3,500        113,015
    Fiserv, Inc.*              8,900        278,036
                                        -----------
                                            855,791
                                        -----------
  COMMUNICATION EQUIPMENT -- 2.3%
    Nokia Corp. [ADR]         22,200        368,964
                                        -----------
  COMPUTER HARDWARE -- 10.7%
    Apple Computer,
      Inc.*sec.               24,200        388,894
    Brocade Communications
      Systems, Inc.*          10,400         71,448
    Dell Computer Corp.*      22,000        629,420
    Hewlett-Packard Co.       11,500        181,700
    International Business
      Machines Corp.           4,100        323,654
    Maxtor Corp.*              7,400         27,824
    Sun Microsystems, Inc.*   46,100        136,502
                                        -----------
                                          1,759,442
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 24.7%
    Adobe Systems, Inc.sec.    6,900        163,116
    BEA Systems, Inc.*sec.    29,200        236,199
    BMC Software, Inc.*       14,800        235,912
    Cadence Design Systems,
      Inc.*                    9,700         98,261
    Check Point Software
      Technologies Ltd.*      12,675        174,788
    Intuit, Inc.*              6,400        332,288
    Mercury Interactive
      Corp.*sec.               7,100        187,227
    Microsoft Corp.*          21,100      1,128,216
    NetScreen Technologies,
      Inc.*                    2,000         26,340
    Oracle Corp.*             32,700        333,213
    PeopleSoft, Inc.*sec.      9,900        179,190
    Rational Software
      Corp.*                   7,200         47,664
    Siebel Systems,
      Inc.*sec.               18,500        139,120
    SmartForce PLC [ADR]*     21,200         85,012
    Symantec Corp.*sec.       13,000        520,000
    TIBCO Software, Inc.*     19,000         95,000
    Veritas Software
      Corp.*sec.               5,400         82,350
                                        -----------
                                          4,063,896
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  COMPUTERS -- NETWORKING -- 4.1%
    Cisco Systems, Inc.*      28,900    $   323,102
    Extreme Networks, Inc.*    5,100         21,471
    McDATA Corp. Cl-A*        10,200         67,116
    Network Appliance,
      Inc.*sec.               14,800        132,771
    Networks Associates,
      Inc.*sec.                7,700        122,353
                                        -----------
                                            666,813
                                        -----------
  COMPUTERS -- PERIPHERALS -- 0.8%
    EMC Corp.*sec.            25,700        131,327
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 14.2%
    Celestica, Inc.*sec.      17,600        242,880
    Cypress Semiconductor
      Corp.*                   2,600         14,612
    Emulex Corp.*              8,000        143,600
    Fairchild Semiconductor
      Corp.*                   6,600         78,540
    Flextronics
      International Ltd.*     32,900        275,044
    Intersil Holding
      Corp.*sec.               7,200        122,328
    Jabil Circuit,
      Inc.*sec.               20,100        310,143
    KLA-Tencor Corp.*sec.      2,800         99,708
    L-3 Communications
      Holdings, Inc.*sec.      1,200         56,400
    Linear Technology
      Corp.sec.               10,500        290,220
    Samsung Electronics Co.
      Ltd. [GDR]144A           1,600        226,515
    Sony Corp.                 4,600        198,904
    Texas Instruments, Inc.   12,600        199,836
    United Microelectronics
      Corp.*                  14,833         61,557
                                        -----------
                                          2,320,287
                                        -----------
  ENTERTAINMENT & LEISURE -- 1.4%
    AOL Time Warner, Inc.*    11,200        165,200
    Viacom, Inc. Cl-B*         1,400         62,454
                                        -----------
                                            227,654
                                        -----------
  INTERNET SERVICES -- 0.2%
    Hotels.Com Cl-A*sec.         400         24,940
                                        -----------
  PRINTING & PUBLISHING -- 1.0%
    Lexmark International
      Group, Inc. Cl-A*sec.    2,700        160,434
                                        -----------
  REGISTERED INVESTMENT COMPANIES -- 4.2%
    Biotech HOLDRs Trust*      2,000        172,020
    Semiconductor HOLDRs
      Trust*sec.              10,900        261,382
    Software HOLDRs Trust*     9,400        255,022
                                        -----------
                                            688,424
                                        -----------
  RETAIL & MERCHANDISING -- 2.9%
    Amazon.com, Inc.*sec.      6,000        116,160
    eBay, Inc.*sec.            5,600        354,144
                                        -----------
                                            470,304
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  SEMICONDUCTORS -- 18.1%
    Altera Corp.*sec.         14,800    $   173,456
    Analog Devices,
      Inc.*sec.                5,600        150,080
    Applied Materials,
      Inc.*sec.               19,800        297,594
    ASML Holding NV*           3,600         30,960
    Integrated Device
      Technology, Inc.*        4,300         42,471
    Intel Corp.               35,200        608,961
    Lam Research Corp.*        6,600         83,094
    Maxim Integrated
      Products, Inc.           8,000        254,720
    Microchip Technology,
      Inc.sec.                12,900        314,760
    Micron Technology,
      Inc.*                   14,900        238,400
    Micron Technology, Inc.
      Warrants* 144A           1,500          6,000
    National Semiconductor
      Corp.*sec.               5,100         67,728
    Novellus Systems,
      Inc.*sec.                7,900        249,640
    QLogic Corp.*sec.          2,500         87,025
    RF Micro Devices, Inc.*    8,800         74,703
    Taiwan Semiconductor
      Manufacturing Co.
      Ltd. [ADR]*sec.         20,260        158,433
    Xilinx, Inc.*sec.          7,300        138,627
                                        -----------
                                          2,976,652
                                        -----------
  TELECOMMUNICATIONS -- 2.1%
    Amdocs Ltd.*               5,400         37,692
    Nextel Communications,
      Inc. Cl-A*               4,800         54,144
    QUALCOMM, Inc.*sec.        6,200        214,024
    UTStarcom, Inc.*           1,900         32,452
                                        -----------
                                            338,312
                                        -----------
TOTAL COMMON STOCK
  (Cost $23,276,065)                     15,914,812
                                        -----------
-----------------------------------------------------
                              NUMBER
                                OF
                             CONTRACTS       VALUE
-----------------------------------------------------
OPTIONS -- 0.1%
  PUT OPTIONS
    Dell Computer Corp.,
      Strike Price 22.5,
      Expires 11/16/02*            99     $       743
    International Business
      Machines Corp.,
      Strike Price 55,
      Expires 01/18/03*            20           1,300
    Microsoft Corp., Strike
      Price 40, Expires
      01/18/03*                   102           8,670
                                          -----------
  (Cost $61,055)                               10,713
                                          -----------
                                PAR
                               (000)
                             ---------
SHORT-TERM INVESTMENTS -- 5.5%
  U.S. GOVERNMENT OBLIGATIONS
    Federal Home Loan Bank
      1.50%, 11/01/02         $   535         535,000
    Federal Home Loan Mortgage Corp.
      1.57%, 01/24/03             370         368,722
                                          -----------
  (Cost $903,645)                             903,722
                                          -----------
TOTAL INVESTMENTS -- 102.7%
  (Cost $24,240,765)                       16,829,247
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.7%)                           (448,981)
                                          -----------
NET ASSETS -- 100.0%                      $16,380,266
                                          ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF JANUS MID-CAP GROWTH FUND

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
COMMON STOCK -- 97.0%
  ADVERTISING -- 2.5%
    Lamar Advertising Co.*    12,940    $   439,184
                                        -----------
  AIRLINES -- 3.6%
    Ryanair Holdings PLC
      [ADR]*sec.              17,110        636,663
                                        -----------
  BROADCASTING -- 4.2%
    Cox Radio, Inc. Cl-A*      5,565        132,113
    Entercom Communications
      Corp.*sec.               3,135        154,305
    Hispanic Broadcasting
      Corp.*                   7,045        151,468
    Westwood One, Inc.*        8,160        296,207
                                        -----------
                                            734,093
                                        -----------
  BUSINESS SERVICES -- 2.5%
    Certegy, Inc.*             3,170         66,570
    Paychex, Inc.              4,385        126,376
    Robert Half
      International, Inc.*    14,215        237,390
                                        -----------
                                            430,336
                                        -----------
  CHEMICALS -- 0.3%
    Praxair, Inc.sec.            830         45,235
                                        -----------
  COMPUTER HARDWARE -- 1.1%
    Apple Computer,
      Inc.*sec.               11,735        188,581
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 2.6%
    Cadence Design Systems,
      Inc.*                    6,830         69,188
    Electronic Arts,
      Inc.*sec.                2,895        188,522
    The BISYS Group, Inc.*    11,425        204,508
                                        -----------
                                            462,218
                                        -----------
  CONGLOMERATES -- 2.1%
    Berkshire Hathaway, Inc.
      Cl-B*                      150        369,000
                                        -----------
  CONSTRUCTION -- 1.1%
    NVR, Inc.*                   580        196,620
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 1.7%
    Cendant Corp.*            10,000        115,000
    USA Interactive*sec.       7,550        191,317
                                        -----------
                                            306,317
                                        -----------
  CONTAINERS & PACKAGING -- 1.7%
    Ball Corp.                 6,130        296,876
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.7%
    AMETEK, Inc.               3,120        110,104
    Cree, Inc.*sec.            4,530         78,143
    SPX Corp.*sec.             2,600        109,226
                                        -----------
                                            297,473
                                        -----------
  ENTERTAINMENT & LEISURE -- 3.0%
    International Game
      Technology*sec.          6,945        522,333
                                        -----------

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
  ENVIRONMENTAL SERVICES -- 0.2%
    Allied Waste Industries,
      Inc.*                    5,255    $    42,828
                                        -----------
  EQUIPMENT SERVICES -- 0.3%
    Millipore Corp.            1,355         46,084
                                        -----------
  FINANCIAL -- BANK & TRUST -- 4.4%
    Commerce Bancorp, Inc.     2,660        122,121
    M&T Bank Corp.             2,865        234,701
    National Commerce
      Financial Corp.          5,775        141,372
    North Fork
      Bancorporation,
      Inc.sec.                 5,305        204,030
    Sovereign Bancorp,
      Inc.sec.                 4,560         64,205
                                        -----------
                                            766,429
                                        -----------
  FINANCIAL SERVICES -- 4.0%
    Concord EFS, Inc.*         3,465         49,480
    Lehman Brothers
      Holdings, Inc.           2,575        137,170
    Moody's Corp.              5,640        265,644
    Price, (T. Rowe) Group,
      Inc.                     9,090        256,611
                                        -----------
                                            708,905
                                        -----------
  FOOD -- 2.2%
    Dean Foods Co.*sec.       10,245        384,085
                                        -----------
  FURNITURE -- 1.3%
    Ethan Allen Interiors,
      Inc.sec.                 7,360        235,888
                                        -----------
  HEALTHCARE SERVICES -- 8.9%
    Anthem, Inc.*              3,470        218,610
    Community Health
      Systems, Inc.*sec.       4,785        112,448
    First Health Group
      Corp.*                   9,500        246,810
    Health Management
      Associates, Inc.
      Cl-Asec.                13,440        256,973
    Laboratory Corp. of
      America Holdings*       10,865        261,847
    Quest Diagnostics,
      Inc.*sec.                3,270        208,724
    Triad Hospitals,
      Inc.*sec.                6,370        232,505
                                        -----------
                                          1,537,917
                                        -----------
  HOTELS & MOTELS -- 0.7%
    Starwood Hotels &
      Resorts Worldwide,
      Inc.sec.                 5,500        128,150
                                        -----------
  INDUSTRIAL PRODUCTS -- 2.0%
    Fastenal Co.                 910         30,895
    Mohawk Industries,
      Inc.*sec.                5,980        320,229
                                        -----------
                                            351,124
                                        -----------
  INSURANCE -- 7.0%
    AFLAC, Inc.sec.           10,965        333,774
    Berkley, (W.R) Corp.       3,105        115,351
    Everest Reinsurance
      Group Ltd.sec.           3,790        219,896
    MGIC Investment Corp.      6,125        257,005

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
    RenaissanceRe Holdings
      Ltd.sec.                 4,605    $   188,805
    XL Capital Ltd. Cl-A       1,520        115,748
                                        -----------
                                          1,230,579
                                        -----------
  INTERNET SERVICES -- 1.3%
    eBay, Inc.*sec.            3,000        189,720
    Hotels.com Cl-A*sec.         665         41,463
                                        -----------
                                            231,183
                                        -----------
  MACHINERY & EQUIPMENT -- 2.7%
    Grainger, (W.W.), Inc.     5,195        251,750
    The Stanley Works,
      Inc.sec.                 6,685        216,393
                                        -----------
                                            468,143
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 8.2%
    Apogent Technologies,
      Inc.*                    9,125        165,893
    Bard, (C.R.), Inc.         5,075        283,845
    DENTSPLY International,
      Inc.                     9,545        352,401
    St. Jude Medical,
      Inc.*sec.               13,665        486,610
    Stryker Corp.              2,445        154,280
                                        -----------
                                          1,443,029
                                        -----------
  OIL & GAS -- 8.3%
    EOG Resources, Inc.        6,795        251,619
    Kinder Morgan, Inc.        9,185        336,262
    Murphy Oil Corp.           2,920        244,784
    Ocean Energy, Inc.         8,450        157,424
    Smith International,
      Inc.*                    7,340        229,448
    Weatherford
      International Ltd.*      5,805        232,432
                                        -----------
                                          1,451,969
                                        -----------
  PERSONAL SERVICES -- 3.6%
    Apollo Group, Inc.
      Cl-A*sec.               10,415        432,223
    University of Phoenix
      Online*                  6,471        201,248
                                        -----------
                                            633,471
                                        -----------
  PHARMACEUTICALS -- 2.5%
    Barr Laboratories,
      Inc.*sec.                1,290         75,891
    Enzon, Inc.*               6,720        130,368
    Forest Laboratories,
      Inc.*sec.                1,515        148,454
    King Pharmaceuticals,
      Inc.*                    5,976         91,732
                                        -----------
                                            446,445
                                        -----------
  PRINTING & PUBLISHING -- 1.0%
    Valassis Communications,
      Inc.*                    6,635        171,183
                                        -----------
  RAILROADS -- 0.2%
    CSX Corp.sec.              1,455         40,158
                                        -----------

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
  REAL ESTATE -- 0.3%
    Clayton Homes, Inc.        5,050    $    57,166
                                        -----------
  RESTAURANTS -- 0.9%
    Darden Restaurants, Inc.     745         14,140
    Yum! Brands, Inc.*sec.     6,030        135,856
                                        -----------
                                            149,996
                                        -----------
  RETAIL & MERCHANDISING -- 1.8%
    Fred's, Inc.               6,960        189,945
    Staples, Inc.*             7,795        120,199
                                        -----------
                                            310,144
                                        -----------
  SEMICONDUCTORS -- 2.9%
    Integrated Device
      Technology, Inc.*        7,135         70,472
    KLA-Tencor Corp.*sec.      3,680        131,045
    Marvell Technology Group
      Ltd.*                    4,530         73,431
    National Semiconductor
      Corp.*sec.               5,885         78,153
    Novellus Systems,
      Inc.*sec.                4,860        153,576
                                        -----------
                                            506,677
                                        -----------
  TELECOMMUNICATIONS -- 0.8%
    EchoStar Communications
      Corp. Cl-A*sec.          7,265        148,133
                                        -----------
  TRANSPORTATION -- 2.3%
    CNF, Inc.                  6,725        216,477
    Expeditors International
      of Washington, Inc.      5,970        188,115
                                        -----------
                                            404,592
                                        -----------
  UTILITIES -- 1.1%
    C.H. Robinson Worldwide,
      Inc.                     6,775        200,337
                                        -----------
  TOTAL COMMON STOCK
  (Cost $18,969,834)                     17,019,544
                                        -----------
FOREIGN STOCK -- 1.9%
  FARMING & AGRICULTURE -- 0.2%
    Bunge Limited -- (BMD)*    1,165         29,568
                                        -----------
  INSURANCE -- 0.3%
    Montpelier Re Holdings
      Ltd. -- (BMD)*           1,795         45,593
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 0.9%
    Mettler-Toledo
      International, Inc. --
      (CHF)*sec.               5,265        157,686
                                        -----------

ASAF JANUS MID-CAP GROWTH FUND

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
  RAILROADS  -- 0.5%
    Canadian National
      Railway Co. -- (CAD)     2,250    $    96,008
                                        -----------
  TOTAL FOREIGN STOCK
  (Cost $324,403)                           328,855
                                        -----------
SHORT-TERM INVESTMENTS -- 8.1%
  REGISTERED INVESTMENT COMPANIES -- 0.2%
    Temporary Investment
      Cash Fund               14,390         14,390
    Temporary Investment
      Fund                    14,390         14,390
                                        -----------
                                             28,780
                                        -----------
                               PAR
                              (000)
                              ------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.9%
    Federal Home Loan Mortgage Corp.
      1.73%, 11/01/02         $1,400      1,400,000
                                        -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,428,780)                       1,428,780
                                        -----------
TOTAL INVESTMENTS -- 107.0%
  (Cost $20,723,017)                     18,777,179
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (7.0%)                       (1,220,857)
                                        -----------
NET ASSETS -- 100.0%                    $17,556,322
                                        ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF PROFUND MANAGED OTC FUND

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 80.0%
  ADVERTISING -- 0.2%
    TMP Worldwide, Inc.*       3,290     $    50,929
                                         -----------
  AUTOMOBILE MANUFACTURERS -- 0.6%
    PACCAR, Inc.sec.           3,478         153,449
                                         -----------
  BUSINESS SERVICES -- 2.0%
    Fiserv, Inc.*              6,486         202,623
    I2 Technologies, Inc.*    12,596           9,825
    Paychex, Inc.              9,682         279,035
                                         -----------
                                             491,483
                                         -----------
  CABLE TELEVISION -- 1.2%
    Charter
      Communications, Inc.
      Cl-A*                    8,272           9,339
    Comcast Corp.
      Cl-A*sec.               12,126         279,019
                                         -----------
                                             288,358
                                         -----------
  CHEMICALS -- 0.4%
    Sigma-Aldrich Corp.        1,880          86,010
                                         -----------
  CLOTHING & APPAREL -- 1.1%
    Cintas Corp.               5,546         262,159
                                         -----------
  COMPUTER HARDWARE -- 4.4%
    Apple Computer,
      Inc.*sec.               13,536         217,524
    Dell Computer Corp.*      25,850         739,568
    Sun Microsystems,
      Inc.*                   38,258         113,282
                                         -----------
                                           1,070,374
                                         -----------
  COMPUTER SERVICES & SOFTWARE -- 24.2%
    Adobe Systems, Inc.        6,392         151,107
    Brocade Communications
      Systems, Inc.*           6,486          44,559
    CDW Computers Centers,
      Inc.*sec.                2,350         124,597
    Cisco Systems, Inc.*      70,782         791,343
    Citrix Systems, Inc.*      5,640          42,582
    Compuware Corp.*           6,298          30,552
    Electronic Arts,
      Inc.*sec.                3,760         244,851
    Intuit, Inc.*              7,238         375,797
    Mercury Interactive
      Corp.*                   2,444          64,448
    Microsoft Corp.*sec.      50,102       2,678,954
    Oracle Corp.*             60,818         619,735
    PeopleSoft, Inc.*sec.     11,938         216,078
    Rational Software
      Corp.*                   5,452          36,092
    Siebel Systems,
      Inc.*sec.               15,134         113,808
    Symantec Corp.*sec.        4,042         161,680
    Synopsys, Inc.*            1,880          71,158
    Veritas Software
      Corp.*sec.              11,374         173,454
                                         -----------
                                           5,940,795
                                         -----------
  CONSUMER PRODUCTS & SERVICES -- 1.6%
    BEA Systems, Inc.*sec.    10,152          82,120
    USA Interactive*sec.      11,844         300,126
                                         -----------
                                             382,246
                                         -----------

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
  CONTAINERS & PACKAGING -- 0.3%
    Smurfit-Stone
      Container Corp.*         6,486     $    84,383
                                         -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.6%
    Flextronics
      International Ltd.*     15,134         126,520
    Molex, Inc.                2,632          69,511
    Network Appliance,
      Inc.*sec.                9,494          85,171
    NVIDIA Corp.*sec.          4,418          52,574
    Sanmina Corp.*            15,134          46,613
                                         -----------
                                             380,389
                                         -----------
  FINANCIAL SERVICES -- 0.9%
    Concord EFS, Inc.*        15,698         224,167
                                         -----------
  HEALTHCARE SERVICES -- 3.5%
    Amgen, Inc.*sec.          16,168         752,782
    Lincare Holdings Inc.*     2,820          96,077
                                         -----------
                                             848,859
                                         -----------
  INTERNET SERVICES -- 3.3%
    Amazon.com, Inc.*sec.      6,862         132,848
    Check Point Software
      Technologies Ltd.*       6,486          89,442
    eBay, Inc.*sec.            6,110         386,396
    Juniper Networks,
      Inc.*sec.                6,580          38,329
    VeriSign, Inc.*            6,016          48,429
    Yahoo!, Inc.*sec.          7,802         116,406
                                         -----------
                                             811,850
                                         -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.3%
    Biomet, Inc.               9,588         282,462
    Cytyc Corp.*               3,478          36,380
                                         -----------
                                             318,842
                                         -----------
  OFFICE EQUIPMENT -- 0.5%
    Staples, Inc.*             8,554         131,903
                                         -----------
  PERSONAL SERVICES -- 0.8%
    Apollo Group, Inc.
      Cl-A*sec.                4,794         198,951
                                         -----------
  PHARMACEUTICALS -- 6.9%
    Abgenix, Inc.*             2,256          15,341
    Andrx Group*               1,880          29,046
    Biogen, Inc.*              4,982         182,790
    Cephalon, Inc.*sec.        1,410          70,881
    Chiron Corp.*sec.          7,144         282,188
    Express Scripts, Inc.*     1,880         102,178
    Genzyme Corp.*             7,238         201,578
    Gilead Sciences,
      Inc.*sec.                5,264         182,871
    Human Genome Sciences,
      Inc.*                    3,478          33,980
    ICOS Corp.*                1,598          39,487
    IDEC Pharmaceutical
      Corp.*sec.               4,512         207,642
    ImClone Systems, Inc.*     2,068          14,809
    Invitrogen Corp.*sec.      1,316          36,690
    MedImmune, Inc.*sec.       7,238         184,931

ASAF PROFUND MANAGED OTC FUND

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
    Millennium
      Pharmeceuticals,
      Inc.*                    8,460     $    62,942
    Protein Design Labs,
      Inc.*                    2,350          19,505
    Sepracor, Inc.*            2,256          19,627
                                         -----------
                                           1,686,486
                                         -----------
  RESTAURANTS -- 1.4%
    Starbucks Corp.*          14,664         349,590
                                         -----------
  RETAIL & MERCHANDISING -- 2.8%
    Bed Bath & Beyond,
      Inc.*sec.               10,622         376,656
    Costco Companies,
      Inc.*                    6,486         220,070
    Dollar Tree Stores,
      Inc.*                    3,008          79,080
                                         -----------
                                             675,806
                                         -----------
  SEMICONDUCTORS -- 13.4%
    Altera Corp.*             14,570         170,760
    Applied Materials,
      Inc.*sec.               23,030         346,141
    Applied Micro Circuits
      Corp.*                   9,494          37,027
    Atmel Corp.*sec.           9,494          15,855
    Broadcom Corp.
      Cl-A*sec.                4,982          59,684
    Conexant Systems,
      Inc.*                    7,896           9,712
    Integrated Device
      Technology, Inc.*        2,632          25,996
    Intel Corp.               63,168       1,092,807
    KLA-Tencor Corp.*          6,204         220,924
    Linear Technology
      Corp.sec.               11,468         316,976
    Maxim Integrated
      Products, Inc.          12,220         389,085
    Microchip Technology,
      Inc.sec.                 4,512         110,093
    Novellus Systems,
      Inc.*                    3,948         124,757
    PMC-Sierra, Inc.*          4,982          24,262
    QLogic Corp.*sec.          2,538          88,348
    Vitesse Semiconductor
      Corp.*                   5,922          10,423
    Xilinx, Inc.*sec.         12,126         230,273
                                         -----------
                                           3,273,123
                                         -----------
  TELECOMMUNICATIONS -- 7.6%
    ADC
      Telecommunications,
      Inc.*                   26,884          42,477
    Ciena Corp.*              13,912          51,196
    Comverse Technology,
      Inc.*                    5,264          38,375
    EchoStar
      Communications Corp.
      Cl-A*sec.                6,768         137,999
    Gemstar-TV Guide
      International Group,
      Inc.*                   11,750          42,418

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
    JDS Uniphase
      Corp.*sec.              38,822     $    87,350
    Nextel Communications,
      Inc. Cl-A*sec.          32,054         361,568
    PanAmSat Corp.*sec.        5,452         106,314
    QUALCOMM, Inc.*sec.       25,380         876,117
    RF Micro Devices,
      Inc.*                    5,170          43,888
    Telefonaktiebolaget LM
      Ericsson AB*[ADR]        3,731          29,438
    Tellabs, Inc.*             6,392          49,091
                                         -----------
                                           1,866,231
                                         -----------
TOTAL COMMON STOCK
  (Cost $32,365,018)                      19,576,383
                                         -----------
                             NUMBER
                               OF
                            CONTRACTS
                            ---------
OPTIONS -- 6.6%
  CALL OPTIONS
    NASDAQ 100 Index
      Futures, Strike 450
      Expires 11/15/02*
  (Cost $1,500,135)               30       1,624,500
                                         -----------
                             SHARES
                             ------
SHORT-TERM INVESTMENTS -- 3.1%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund              384,629         384,629
    Temporary Investment
      Fund                   384,629         384,629
                                         -----------
  (Cost $769,258)                            769,258
                                         -----------
TOTAL INVESTMENTS -- 89.7%
  (Cost $34,634,411)                      21,970,141
OTHER ASSETS LESS
  LIABILITIES# -- 10.3%                    2,510,981
                                         -----------
NET ASSETS -- 100.0%                     $24,481,122
                                         ===========

# Cash of $2,551,500 has been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2002:

                       EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION              MONTH       CONTRACTS    APPRECIATION
-----------            ----------    ---------    ------------
NASDAQ 100 Index         12/02          82          $627,769
                                                    ========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 96.8%
  AUTOMOTIVE PARTS -- 1.9%
    Genuine Parts Co.          6,250    $   184,625
    Goodyear Tire & Rubber
      Co.                      4,200         29,820
                                        -----------
                                            214,445
                                        -----------
  CABLE TELEVISION -- 2.1%
    Comcast Corp. Cl-A*sec.   10,500        241,605
                                        -----------
  CHEMICALS -- 4.7%
    Dow Chemical Co.           7,875        204,671
    DuPont, (E.I.) de
      Nemours & Co.            7,325        302,157
    Eastman Chemical Co.       1,100         39,974
                                        -----------
                                            546,802
                                        -----------
  CLOTHING & APPAREL -- 0.5%
    VF Corp.sec.               1,500         55,230
                                        -----------
  COMPUTER HARDWARE -- 3.0%
    Dell Computer Corp.*       4,200        120,162
    Hewlett-Packard Co.       14,325        226,335
                                        -----------
                                            346,497
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 3.9%
    Cisco Systems, Inc.*       4,300         48,074
    Microsoft Corp.*           7,500        401,025
                                        -----------
                                            449,099
                                        -----------
  CONSTRUCTION -- 0.5%
    Centex Corp.               1,400         63,672
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 2.2%
    Johnson & Johnson Co.      2,000        117,500
    Philip Morris Co., Inc.    1,950         79,463
    Procter & Gamble Co.         700         61,915
                                        -----------
                                            258,878
                                        -----------
  CONTAINERS & PACKAGING -- 0.5%
    Smurfit-Stone Container
      Corp.*                   4,500         58,545
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.0%
    Cooper Industries Ltd.
      Cl-A*sec.                2,000         62,980
    General Electric Co.      14,300        361,075
    Solectron Corp.*          15,600         35,100
                                        -----------
                                            459,155
                                        -----------
  ENTERTAINMENT & LEISURE -- 2.9%
    Viacom, Inc. Cl-B*         7,400        330,114
                                        -----------
  FINANCIAL -- BANK & TRUST -- 8.3%
    Bank of America Corp.      3,600        251,279
    Bank One Corp.             3,900        150,423
    FleetBoston Financial
      Corp.sec.                6,125        143,264
    National City Corp.sec.    4,100        111,233

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Regions Financial Corp.    3,550    $   120,239
    Wachovia Corp.             5,300        184,387
                                        -----------
                                            960,825
                                        -----------
  FINANCIAL SERVICES -- 16.4%
    Citigroup, Inc.           10,000        369,499
    Fannie Mae                 2,325        155,450
    Freddie Mac                6,175        380,256
    Golden West Financial
      Corp.sec.                1,900        131,214
    Goldman Sachs Group,
      Inc.                     1,400        100,240
    Lehman Brothers
      Holdings, Inc.           3,100        165,137
    MBNA Corp.                16,500        335,115
    Washington Mutual,
      Inc.sec.                 7,737        276,675
                                        -----------
                                          1,913,586
                                        -----------
  HEALTHCARE SERVICES -- 7.2%
    Aetna, Inc.*               2,400         96,720
    Amgen, Inc.*sec.           1,400         65,184
    Cardinal Health,
      Inc.sec.                 3,600        249,156
    Tenet Healthcare Corp.*    3,300         94,875
    UnitedHealth Group,
      Inc.                     3,600        327,420
                                        -----------
                                            833,355
                                        -----------
  INSURANCE -- 6.2%
    American International
      Group, Inc.              4,500        281,475
    Chubb Corp.sec.            4,675        263,717
    MetLife, Inc.sec.          4,600        109,848
    Torchmark Corp.            1,650         59,070
                                        -----------
                                            714,110
                                        -----------
  OIL & GAS -- 4.4%
    ConocoPhillips             6,026        292,261
    Occidental Petroleum
      Corp.sec.                5,900        168,327
    Valero Energy Corp.        1,400         49,294
                                        -----------
                                            509,882
                                        -----------
  PAPER & FOREST PRODUCTS -- 1.4%
    Georgia-Pacific Corp.      4,700         57,340
    MeadWestvaco Corp.sec.     5,200        108,940
                                        -----------
                                            166,280
                                        -----------
  PHARMACEUTICALS -- 5.1%
    Pfizer, Inc.sec.          14,500        460,665
    Pharmacia Corp.            3,000        129,000
                                        -----------
                                            589,665
                                        -----------
  RAILROADS -- 1.7%
    Burlington Northern
      Santa Fe Corp.           4,450        114,499
    Norfolk Southern Corp.     4,200         84,840
                                        -----------
                                            199,339
                                        -----------

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  RETAIL & MERCHANDISING --
  11.0%
    Federated Department
      Stores, Inc.*            3,550    $   108,985
    Kohl's Corp.*sec.          5,600        327,320
    Lowe's Companies, Inc.     5,500        229,515
    May Department Stores
      Co.                      5,800        135,430
    Sears, Roebuck & Co.       1,300         34,138
    Target Corp.sec.           2,300         69,276
    Wal-Mart Stores,
      Inc.sec.                 2,000        107,100
    Walgreen Co.               7,700        259,875
                                        -----------
                                          1,271,639
                                        -----------
  SEMICONDUCTORS -- 1.8%
    Intel Corp.               12,100        209,330
                                        -----------
  TELECOMMUNICATIONS -- 4.7%
    BellSouth Corp.            3,400         88,910
    Corning, Inc.*            18,200         34,034
    Nokia Corp. Cl-A [ADR]     9,000        149,580
    Nortel Networks
      Corp.*sec.              46,000         56,580
    Qwest Communications
      International, Inc.     34,200        115,938
    Tellabs, Inc.*            12,400         95,232
                                        -----------
                                            540,274
                                        -----------
  UTILITIES -- 2.4%
    American Electric Power
      Co., Inc.sec.            6,500        166,660
    PPL Corp.sec.              2,600         89,986
    Sempra Energy              1,000         22,140
                                        -----------
                                            278,786
                                        -----------
TOTAL COMMON STOCK
  (Cost $13,246,046)                     11,211,113
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
FOREIGN STOCK -- 1.0%
  AUTOMOTIVE PARTS
    Magna International, Inc.
      Cl-A -- (CAD)
  (Cost $153,222)              2,100    $   113,505
                                        -----------
SHORT-TERM INVESTMENTS -- 2.2%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund              126,383        126,383
    Temporary Investment
      Fund                   126,382        126,382
                                        -----------
  (Cost $252,765)                           252,765
                                        -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $13,652,033)                     11,577,383
OTHER ASSETS LESS
  LIABILITIES -- 0.0%                         2,077
                                        -----------
NET ASSETS -- 100.0%                    $11,579,460
                                        ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO HEALTH SCIENCES FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 86.2%
  BIOTECHNOLOGY HEALTHCARE -- 8.3%
    Amgen, Inc.*sec.          12,100    $   563,376
    Charles River
      Laboratories
      International, Inc.*     5,600        205,800
    Gilead Sciences,
      Inc.*sec.               19,200        667,008
                                        -----------
                                          1,436,184
                                        -----------
  HEALTHCARE FACILITIES -- 14.4%
    Health Management
      Associates, Inc.
      Cl-Asec.                36,500        697,880
    Tenet Healthcare Corp.*    9,090        261,338
    Triad Hospitals,
      Inc.*sec.               22,200        810,300
    Universal Health
      Services, Inc.
      Cl-B*sec.               15,000        727,200
                                        -----------
                                          2,496,718
                                        -----------
  HEALTHCARE SERVICES -- 7.2%
    Community Health
      Systems*sec.             9,500        223,250
    McKesson Corp.            14,700        438,207
    Medtronic, Inc.sec.       13,200        591,360
                                        -----------
                                          1,252,817
                                        -----------
  MANAGED HEALTHCARE -- 6.2%
    Anthem, Inc.*              2,979        187,677
    Coventry Health Care,
      Inc.*                    7,100        237,566
    First Health Group
      Corp.*                  14,780        383,984
    UnitedHealth Group,
      Inc.                     2,900        263,755
                                        -----------
                                          1,072,982
                                        -----------
  MEDICAL EQUIPMENT & DEVICES -- 6.9%
    St. Jude Medical, Inc.*   14,620        520,618
    Varian Medical Systems,
      Inc.*                   13,980        674,116
                                        -----------
                                          1,194,734
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 16.6%
    Alcon, Inc. NY
      Reg.*sec.               11,400        467,628
    Allergan, Inc.             2,820        153,549

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    AmerisourceBergen
      Corp.sec.               10,710    $   762,016
    Bard, (C.R.), Inc.         4,500        251,685
    Boston Scientific
      Corp.*sec.              17,400        654,762
    Zimmer Holdings, Inc.*    14,094        580,955
                                        -----------
                                          2,870,595
                                        -----------
  PHARMACEUTICALS -- 22.4%
    Abbott Laboratories       11,410        477,737
    Forest Laboratories,
      Inc.*sec.                8,720        854,472
    Johnson & Johnson Co.     14,060        826,025
    Pfizer, Inc.sec.          15,680        498,154
    Pharmacia Corp.           11,560        497,080
    Teva Pharmaceutical
      Industries Ltd. [ADR]    8,980        695,321
                                        -----------
                                          3,848,789
                                        -----------
  PRIMARY CARE -- 4.2%
    HCA, Inc.sec.             16,890        734,546
                                        -----------
TOTAL COMMON STOCK
  (Cost $14,538,453)                     14,907,365
                                        -----------
                               PAR
                              (000)
                              -----
SHORT-TERM INVESTMENTS -- 12.3%
U.S. GOVERNMENT OBLIGATIONS
    Federal Home Loan Bank
      1.50%, 11/01/02
  (Cost $2,134,000)          $ 2,134      2,134,000
                                        -----------
TOTAL INVESTMENTS -- 98.5%
  (Cost $16,672,453)                     17,041,365
OTHER ASSETS LESS
  LIABILITIES -- 1.5%                       250,762
                                        -----------
NET ASSETS -- 100.0%                    $17,292,127
                                        ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF SANFORD BERNSTEIN CORE VALUE FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 95.8%
  AEROSPACE -- 0.6%
    Goodrich Corp.             2,775    $     41,903
    Raytheon Co.               3,200          94,400
                                        ------------
                                             136,303
                                        ------------
  AUTOMOBILE MANUFACTURERS -- 0.4%
    Ford Motor Co.sec.           700           5,922
    General Motors
      Corp.sec.                2,500          83,125
                                        ------------
                                              89,047
                                        ------------
  AUTOMOTIVE PARTS -- 3.0%
    Autoliv, Inc.              3,100          60,140
    AutoNation, Inc.*sec.     10,200         108,222
    Dana Corp.                 7,075          70,750
    Delphi Corp.              14,575         101,442
    Eaton Corp.                1,250          85,488
    Genuine Parts Co.          4,175         123,329
    Goodyear Tire &
      Rubber Co.               6,075          43,133
    Lear Corp.*                3,225         117,873
                                        ------------
                                             710,377
                                        ------------
  BEVERAGES -- 0.3%
    Coca-Cola
      Enterprises,
      Inc.sec.                 2,850          67,944
                                        ------------
  BROADCASTING -- 0.1%
    Liberty Media Corp.
      Cl-A*sec.                2,200          18,194
                                        ------------
  BUILDING MATERIALS -- 0.6%
    Masco Corp.sec.            2,825          58,082
    The Sherwin-Williams
      Co.                      3,125          85,469
                                        ------------
                                             143,551
                                        ------------
  CHEMICALS -- 3.5%
    Ashland, Inc.              3,400          89,250
    Cabot Corp.                1,750          41,440
    Dow Chemical Co.           1,100          28,589
    DuPont, (E.I.) de
      Nemours & Co.            7,300         301,125
    Eastman Chemical Co.         500          18,170
    FMC Corp.*                 2,000          61,180
    Millennium Chemicals,
      Inc.                     1,000           9,270
    PPG Industries, Inc.       2,500         117,575
    Praxair, Inc.sec.          1,225          66,763
    The Lubrizol Corp.         2,725          79,025
                                        ------------
                                             812,387
                                        ------------
  CLOTHING & APPAREL -- 0.8%
    Jones Apparel Group,
      Inc.*sec.                1,900          65,816
    Liz Claiborne, Inc.        2,950          87,674
    VF Corp.sec.                 800          29,456
                                        ------------
                                             182,946
                                        ------------
  COMPUTER HARDWARE -- 2.7%
    Hewlett-Packard Co.       24,000         379,200

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    International
      Business Machines
      Corp.                    2,935    $    231,689
    Quantum Corp.*             7,900          23,384
                                        ------------
                                             634,273
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 1.3%
    Compuware Corp.*          18,500          89,744
    Electronic Data
      Systems Corp.sec.        2,000          30,120
    Ingram Micro, Inc.
      Cl-A*                    7,600         108,908
    Tech Data Corp.*sec.       2,375          75,881
                                        ------------
                                             304,653
                                        ------------
  CONGLOMERATES -- 0.5%
    Johnson Controls,
      Inc.sec.                 1,350         105,300
                                        ------------
  CONSTRUCTION -- 1.5%
    Centex Corp.               2,450         111,426
    KB Homesec.                2,400         113,280
    Pulte Corp.sec.            2,600         119,392
                                        ------------
                                             344,098
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 3.9%
    Eastman Kodak Co.sec.      3,800         125,210
    Fortune Brands,
      Inc.sec.                 2,150         107,629
    Newell Rubbermaid,
      Inc.sec.                 3,175         102,934
    Philip Morris Co.,
      Inc.                     8,000         325,999
    Procter & Gamble Co.       1,500         132,675
    Whirlpool Corp.            2,375         110,699
                                        ------------
                                             905,146
                                        ------------
  CONTAINERS & PACKAGING -- 0.4%
    Bemis Co., Inc.              775          40,370
    Owens-Illinois, Inc.*        450           5,396
    Smurfit-Stone
      Container Corp.*         3,150          40,981
                                        ------------
                                              86,747
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.7%
    Ameren Corp.sec.           3,725         150,490
    Arrow Electronics,
      Inc.*                    1,200          15,756
    Avnet, Inc.sec.            1,375          12,788
    Cooper Industries
      Ltd. Cl-A*sec.           3,200         100,768
    Hubbell, Inc. Cl-B         2,375          80,631
    Solectron Corp.*          13,800          31,050
    Thomas & Betts Corp.*        675          11,178
                                        ------------
                                             402,661
                                        ------------
  ENTERTAINMENT & LEISURE -- 0.7%
    AOL Time Warner,
      Inc.*sec.                2,600          38,350
    Disney, (Walt)
      Co.sec.                    950          15,865
    Viacom, Inc.
      Cl-B*sec.                2,200          98,142
                                        ------------
                                             152,357
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
FINANCIAL -- BANK & TRUST -- 15.0%
    AmSouth
      Bancorporationsec.       7,525    $    147,490
    Bank of America Corp.     10,350         722,429
    Bank One Corp.             6,575         253,598
    Charter One
      Financial, Inc.          1,818          55,049
    Comerica, Inc.sec.         2,375         103,693
    FleetBoston Financial
      Corp.sec.               10,850         253,782
    Huntington
      Bancshares, Inc.         7,400         139,934
    J.P. Morgan Chase &
      Co.sec.                 17,175         356,380
    National City
      Corp.sec.                6,725         182,449
    Regions Financial
      Corp.                    4,650         157,496
    Southtrust Corp.           2,850          73,017
    SunTrust Banks,
      Inc.sec.                 2,225         135,369
    U.S. Bancorpsec.          10,250         216,173
    UnionBanCal Corp.          2,425         103,548
    Wachovia Corp.            10,925         380,080
    Wells Fargo & Co.          4,700         237,209
                                        ------------
                                           3,517,696
                                        ------------
  FINANCIAL SERVICES -- 11.7%
    Bear Stearns
      Companies, Inc.sec.      2,600         158,730
    Citigroup, Inc.           17,300         639,234
    Countrywide Credit
      Industries,
      Inc.sec.                 3,000         150,930
    Deluxe Corp.               2,700         124,794
    Fannie Mae                 1,725         115,334
    Freddie Mac                2,300         141,634
    Golden West Financial
      Corp.sec.                2,325         160,565
    Goldman Sachs Group,
      Inc.                     3,100         221,960
    KeyCorp                    7,050         172,232
    Lehman Brothers
      Holdings, Inc.           3,225         171,796
    Merrill Lynch & Co.,
      Inc.                     1,400          53,130
    Morgan Stanley Dean
      Witter & Co.             5,400         210,168
    Union Planters Corp.       4,147         117,194
    Washington Mutual,
      Inc.sec.                 8,612         307,964
                                        ------------
                                           2,745,665
                                        ------------
  FOOD -- 2.9%
    Archer Daniels
      Midland Co.              8,601         117,146
    ConAgra Foods, Inc.        6,725         163,081
    Heinz, (H.J.) Co.          2,975          95,676
    Sara Lee Corp.             7,875         179,786
    SUPERVALU, Inc.            1,100          18,480
    Tyson Foods, Inc.          9,630         106,604
                                        ------------
                                             680,773
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  FURNITURE -- 0.4%
    Leggett & Platt, Inc.      4,725    $     98,516
                                        ------------
  HEALTHCARE SERVICES -- 1.0%
    Aetna, Inc.*                 925          37,278
    Health Net, Inc.*sec.      4,900         114,660
    Humana, Inc.*              7,300          88,914
                                        ------------
                                             240,852
                                        ------------
  INSURANCE -- 5.8%
    Allstate Corp.             5,450         216,801
    American
      International
      Group, Inc.              5,273         329,825
    AON Corp.sec.              5,750         105,398
    Chubb Corp.sec.            2,800         157,948
    CIGNA Corp.                2,230          80,592
    MetLife, Inc.sec.          6,050         144,474
    MGIC Investment Corp.      2,200          92,312
    St. Paul Companies,
      Inc.sec.                 3,775         123,820
    Torchmark Corp.              850          30,430
    Travelers Property
      Casualty Corp.
      CL-A*                      747           9,913
    Travelers Property
      Casualty Corp.
      CL-B*                    1,535          20,753
    XL Capital Ltd. Cl-A         425          32,364
                                        ------------
                                           1,344,630
                                        ------------
  MACHINERY & EQUIPMENT -- 0.4%
    Black & Decker Corp.       1,850          86,506
                                        ------------
  OFFICE EQUIPMENT -- 0.3%
    Pitney Bowes, Inc.         2,400          80,520
                                        ------------
  OIL & GAS -- 9.8%
    Amerada Hess Corp.         1,700          87,210
    ChevronTexaco
      Corp.sec.                6,672         451,227
    ConocoPhillips             6,050         293,425
    Exxon Mobil Corp.         34,250       1,152,855
    Occidental Petroleum
      Corp.                    5,900         168,327
    Valero Energy Corp.        3,900         137,319
                                        ------------
                                           2,290,363
                                        ------------
  PAPER & FOREST PRODUCTS -- 2.2%
    Boise Cascade Corp.        3,050          72,560
    Georgia-Pacific Corp.      8,500         103,700
    International Paper
      Co.sec.                  5,125         179,016
    MeadWestvaco
      Corp.sec.                6,445         135,023
    Temple-Inland, Inc.          450          18,459
                                        ------------
                                             508,758
                                        ------------
  PHARMACEUTICALS -- 2.9%
    Abbott Laboratories          500          20,935
    Bristol-Meyers Squibb
      Co.                      1,050          25,841
    Merck & Co., Inc.          7,900         428,496
    Pfizer, Inc.sec.           3,400         108,018

ASAF SANFORD BERNSTEIN CORE VALUE FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Pharmacia Corp.            2,350    $    101,050
                                        ------------
                                             684,340
                                        ------------
  PRINTING & PUBLISHING -- 0.3%
    Donnelley, (R.R.) &
      Sons Co.                 3,350          67,168
                                        ------------
  RAILROADS -- 1.9%
    Burlington Northern
      Santa Fe Corp.           6,225         160,169
    CSX Corp.sec.              5,500         151,800
    Norfolk Southern
      Corp.                    1,400          28,280
    Union Pacific
      Corp.sec.                1,850         109,243
                                        ------------
                                             449,492
                                        ------------
  RESTAURANTS -- 0.5%
    McDonald's Corp.             400           7,244
    Wendy's
      International, Inc.      3,250         102,960
                                        ------------
                                             110,204
                                        ------------
  RETAIL & MERCHANDISING -- 2.1%
    Federated Department
      Stores, Inc.*            4,525         138,917
    May Department Stores
      Co.                      5,575         130,176
    Sears, Roebuck & Co.       4,675         122,766
    TJX Companies,
      Inc.sec.                 4,950         101,574
                                        ------------
                                             493,433
                                        ------------
  TELECOMMUNICATIONS -- 10.8%
    ADC
      Telecommunications,
      Inc.*                   16,800          26,544
    AT&T Corp.                20,700         269,928
    AT&T Wireless
      Services, Inc.*sec.     31,500         216,405
    Avaya, Inc.*              20,500          41,000
    BellSouth Corp.           14,600         381,790
    Corning, Inc.*            53,500         100,045
    Nortel Networks
      Corp.*sec.             177,200         217,956
    Qwest Communications
      International, Inc.     30,700         104,073
    SBC Communications,
      Inc.                    22,750         583,764
    Tellabs, Inc.*            20,000         153,600
    Verizon
      Communications,
      Inc.sec.                11,250         424,800
                                        ------------
                                           2,519,905
                                        ------------
  TRANSPORTATION -- 0.6%
    PACCAR, Inc.sec.           3,162         139,507
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  UTILITIES -- 5.2%
    Alliant Energy Corp.       1,000    $     16,020
    American Electric
      Power Co., Inc.sec.      4,975         127,559
    Cinergy Corp.              4,550         141,551
    CMS Energy Corp.             425           3,328
    Consolidated Edison,
      Inc.                     4,075         173,473
    Constellation Energy
      Group, Inc.sec.          4,800         122,784
    Entergy Corp.sec.          4,400         193,995
    PPL Corp.sec.              4,900         169,589
    Public Service
      Enterprise Group,
      Inc.                     3,200          91,680
    Reliant Resources,
      Inc.*                    4,000           7,520
    Sempra Energysec.          5,500         121,770
    Westar Energy, Inc.        2,100          22,785
    Wisconsin Energy
      Corp.                      400           9,192
    Xcel Energy, Inc.sec.      1,750          18,200
                                        ------------
                                           1,219,446
                                        ------------
TOTAL COMMON STOCK
  (Cost $25,870,437)                      22,373,758
                                        ------------
FOREIGN STOCK -- 0.4%
  AUTOMOTIVE PARTS
    Magna International,
      Inc. Cl-A -- (CAD)
  (Cost $105,034)              1,600          86,480
                                        ------------
SHORT-TERM INVESTMENTS -- 3.6%
  REGISTERED INVESTMENT
     COMPANIES
    Temporary Investment
      Cash Fund              422,274         422,274
    Temporary Investment
      Fund                   422,274         422,274
                                        ------------
  (Cost $844,548)                            844,548
                                        ------------
TOTAL INVESTMENTS --99.8%
  (Cost $26,820,019)                      23,304,786
OTHER ASSETS LESS
  LIABILITIES -- 0.2%                         38,996
                                        ------------
NET ASSETS -- 100.0%                    $ 23,343,782
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF T. ROWE PRICE TAX MANAGED FUND

---------------------------------------------------
                               SHARES      VALUE
---------------------------------------------------
COMMON STOCK -- 100.0%
  ADVERTISING -- 3.8%
    Interpublic Group of
      Companies, Inc.           1,600    $   19,152
    Omnicom Group, Inc.         2,000       115,260
    TMP Worldwide, Inc.*        1,700        26,316
    WPP Group PLC [ADR]         1,900        64,505
                                         ----------
                                            225,233
                                         ----------
  AEROSPACE -- 0.4%
    Boeing Co.                    800        23,800
                                         ----------
  BEVERAGES -- 3.1%
    Anheuser-Busch Companies,
      Inc.sec.                    700        36,932
    Coca-Cola Co.               1,900        88,312
    PepsiCo, Inc.               1,300        57,330
                                         ----------
                                            182,574
                                         ----------
  BROADCASTING -- 2.2%
    Clear Channel
      Communications, Inc.*     2,600        96,330
    Univision Communications,
      Inc. Cl-A*sec.            1,200        31,092
                                         ----------
                                            127,422
                                         ----------
  BUSINESS SERVICES -- 3.3%
    Certegy, Inc.*                800        16,800
    Equifax, Inc.                 800        18,848
    First Data Corp.sec.        2,500        87,350
    Paychex, Inc.sec.           1,800        51,876
    Robert Half
      International, Inc.*      1,100        18,370
                                         ----------
                                            193,244
                                         ----------
  CHEMICALS -- 0.9%
    Ecolab, Inc.sec.              900        43,425
    Valspar Corp.                 300        12,531
                                         ----------
                                             55,956
                                         ----------
  CLOTHING & APPAREL -- 0.7%
    Cintas Corp.                  600        28,362
    Nike, Inc. Cl-Bsec.           300        14,157
                                         ----------
                                             42,519
                                         ----------
  COMPUTER HARDWARE -- 1.5%
    Dell Computer Corp.*sec.    2,400        68,664
    EMC Corp.*sec.              3,700        18,907
                                         ----------
                                             87,571
                                         ----------
  COMPUTER SERVICES & SOFTWARE -- 8.7%
    Automatic Data
      Processing, Inc.sec.      1,600        68,048
    BMC Software, Inc.*         1,400        22,316
    Cisco Systems, Inc.*        8,800        98,384
    Computer Associates
      International, Inc.sec.     700        10,402
    Intuit, Inc.*                 700        36,344
    Microsoft Corp.*sec.        4,200       224,574
    Oracle Corp.*               4,900        49,931
                                         ----------
                                            509,999
                                         ----------

---------------------------------------------------
                               SHARES      VALUE
---------------------------------------------------
  CONSUMER PRODUCTS & SERVICES -- 6.0%
    Avon Products, Inc.           700    $   33,943
    Colgate-Palmolive Co.sec.     800        43,984
    Gillette Co.sec.              900        26,892
    Johnson & Johnson Co.       2,100       123,375
    Kimberly-Clark Corp.          600        30,900
    Procter & Gamble Co.        1,000        88,450
    USA Interactive*              300         7,602
                                         ----------
                                            355,146
                                         ----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.5%
    Broadcom Corp. Cl-A*sec.      600         7,188
    General Electric Co.        7,200       181,800
    Molex, Inc.                   700        16,261
                                         ----------
                                            205,249
                                         ----------
  ENTERTAINMENT & LEISURE -- 5.4%
    AOL Time Warner,
      Inc.*sec.                 4,100        60,475
    Disney, (Walt) Co.sec.      5,000        83,500
    Viacom, Inc. Cl-B*sec.      3,900       173,979
                                         ----------
                                            317,954
                                         ----------
  FINANCIAL -- BANK & TRUST -- 5.8%
    Bank of New York Co.,
      Inc.sec.                  3,300        85,800
    Mellon Financial Corp.      2,200        62,238
    Northern Trust Corp.        1,900        66,158
    State Street Corp.          1,500        62,055
    Wells Fargo & Co.           1,300        65,611
                                         ----------
                                            341,862
                                         ----------
  FINANCIAL SERVICES -- 9.8%
    AMBAC Financial Group,
      Inc.sec.                    600        37,080
    American Express Co.sec.    1,000        36,370
    Citigroup, Inc.sec.         3,900       144,105
    Concord EFS, Inc.*          2,300        32,844
    Fannie Mae                  1,600       106,976
    Franklin Resources, Inc.    1,100        36,289
    Freddie Mac                 1,900       117,002
    Moody's Corp.                 400        18,840
    Schwab, (Charles) Corp.     5,700        52,326
                                         ----------
                                            581,832
                                         ----------
  FOOD -- 1.7%
    General Mills, Inc.sec.       500        20,660
    Sysco Corp.sec.             1,600        50,688
    Wrigley, (Wm., Jr.) Co.       600        31,662
                                         ----------
                                            103,010
                                         ----------
  HEALTHCARE SERVICES -- 2.9%
    Amgen, Inc.*sec.            1,000        46,560
    Cardinal Health, Inc.sec.     900        62,289
    UnitedHealth Group, Inc.      700        63,665
                                         ----------
                                            172,514
                                         ----------
  INSURANCE -- 4.0%
    American International
      Group, Inc.               2,257       141,175
    Marsh & McLennan
      Companies, Inc.sec.       2,000        93,420
                                         ----------
                                            234,595
                                         ----------

ASAF T. ROWE PRICE TAX MANAGED FUND

---------------------------------------------------
                               SHARES      VALUE
---------------------------------------------------
INTERNET SERVICES -- 0.3%
    eBay, Inc.*                   300    $   18,972
                                         ----------
  MACHINERY & EQUIPMENT -- 0.2%
    Illinois Tool Works,
      Inc.sec.                    200        12,280
                                         ----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.5%
    Guidant Corp.*                800        23,656
    Medtronic, Inc.sec.         1,400        62,720
                                         ----------
                                             86,376
                                         ----------
  PERSONAL SERVICES -- 0.6%
    Apollo Group, Inc.
      Cl-A*sec.                   900        37,350
                                         ----------
  PHARMACEUTICALS -- 13.4%
    Abbott Laboratories         1,300        54,431
    AstraZeneca Group PLC
      [ADR]                       600        22,530
    GlaxoSmithKline PLC [ADR]   2,700       101,763
    Lilly, (Eli) & Co.sec.      1,000        55,500
    Merck & Co., Inc.           2,300       124,752
    Pfizer, Inc.sec.            6,700       212,859
    Pharmacia Corp.             1,500        64,500
    Schering-Plough Corp.       2,500        53,375
    Wyeth                       3,100       103,850
                                         ----------
                                            793,560
                                         ----------
  PRINTING & PUBLISHING -- 1.1%
    McGraw-Hill Co., Inc.       1,000        64,500
                                         ----------
  RESTAURANTS -- 0.4%
    Starbucks Corp.*              900        21,456
                                         ----------
  RETAIL & MERCHANDISING -- 8.2%
    Bed Bath & Beyond,
      Inc.*sec.                   500        17,730
    CVS Corp.                   1,100        30,503
    Dollar General Corp.        2,500        34,900
    Family Dollar Stores,
      Inc.                      1,400        43,106
    Home Depot, Inc.            3,100        89,528
    Tiffany & Co.sec.           1,800        47,124
    Wal-Mart Stores, Inc.sec.   3,100       166,005
    Walgreen Co.                1,000        33,750
    Williams-Sonoma, Inc.*        800        19,040
                                         ----------
                                            481,686
                                         ----------

---------------------------------------------------
                               SHARES      VALUE
---------------------------------------------------
  SEMICONDUCTORS -- 9.1%
    Altera Corp.*sec.           4,800    $   56,256
    Analog Devices, Inc.*sec.   2,700        72,360
    Applied Materials,
      Inc.*sec.                 2,500        37,575
    Intel Corp.                 5,000        86,500
    Linear Technology
      Corp.sec.                 3,500        96,740
    Maxim Integrated
      Products, Inc.            3,000        95,520
    Texas Instruments, Inc.     3,200        50,752
    Xilinx, Inc.*sec.           2,000        37,980
                                         ----------
                                            533,683
                                         ----------
  TELECOMMUNICATIONS -- 0.9%
    Nokia Corp. Cl-A [ADR]      1,300        21,606
    Vodafone Group PLC [ADR]    1,800        28,656
                                         ----------
                                             50,262
                                         ----------
  TRANSPORTATION -- 0.6%
    Expeditors International
      of Washington, Inc.sec.   1,200        37,812
                                         ----------
TOTAL COMMON STOCK
  (Cost $6,658,736)                       5,898,417
                                         ----------
SHORT-TERM INVESTMENTS -- 1.3%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment Cash
      Fund                     37,631        37,631
    Temporary Investment Fund  37,631        37,631
                                         ----------
  (Cost $75,262)                             75,262
                                         ----------
TOTAL INVESTMENTS -- 101.3%
  (Cost $6,733,998)                       5,973,679
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.3%)                    (77,863)
                                         ----------
NET ASSETS -- 100.0%                     $5,895,816
                                         ==========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF DEAM LARGE-CAP GROWTH FUND

---------------------------------------------------
                                  PAR
                                 (000)      VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.1%
  U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      1.625%, 01/23/03#
  (Cost $49,813)                  $50      $ 49,809
                                           --------
TOTAL INVESTMENTS -- 8.1%
  (Cost $49,813)                             49,809
OTHER ASSETS LESS LIABILITIES -- 91.9%      562,942
                                           --------
NET ASSETS -- 100.0%                       $612,751
                                           ========

# Securities with an aggregate market value of $49,809 have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2002:

                       EXPIRATION   NUMBER OF    UNREALIZED
DESCRIPTION              MONTH      CONTRACTS   APPRECIATION
-----------            ----------   ---------   ------------
E-mini S&P 500 Index     12/02         14         $11,716
                                                  =======

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF DEAM LARGE-CAP VALUE FUND

----------------------------------------------------
                                 PAR
                                (000)       VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.5%
  U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      1.625%, 01/23/03#
  (Cost $84,682)                 $85      $   84,724
                                          ----------
TOTAL INVESTMENTS -- 7.5%
  (Cost $84,682)                              84,724
OTHER ASSETS LESS LIABILITIES -- 92.5%     1,047,886
                                          ----------
NET ASSETS -- 100.0%                      $1,132,610
                                          ==========

# Securities with an aggregate market value of $84,724 have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2002:

                       EXPIRATION   NUMBER OF    UNREALIZED
DESCRIPTION              MONTH      CONTRACTS   APPRECIATION
-----------            ----------   ---------   ------------
E-mini S&P 500 Index     12/02         26         $32,537
                                                  =======

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

DEFINITION OF ABBREVIATIONS AND ANNOTATIONS
--------------------------------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:
ADR    --    American Depositary Receipt
ARM    --    Adjustable Rate Mortgage Security
BRB    --    Brady Bond
CVT    --    Convertible Security
FRB    --    Floating Rate Bond(1)
FRN    --    Floating Rate Note(1)
GDR    --    Global Depositary Receipt
IO     --    Interest Only
PIK    --    Payment in Kind Security
REIT   --    Real Estate Investment Trust
STEP   --    Stepped Coupon Bond(2)
TBA    --    To be Announced Security
TIPS   --    Treasury Inflation Protection Securities
TRCRS  --    Tracer Bond
VR     --    Variable Rate Bond(1)
(1) Rates shown for variable and floating rate
    securities are the coupon rates as of October 31,
    2002.
(2) Rates shown are the effective yields.
COUNTRIES/CURRENCIES:
AUD    --    Australia/Australian Dollar
BMD    --    Bermuda/Bermuda Dollar
CAD    --    Canada/Canadian Dollar
CHF    --    Switzerland/Swiss Franc
DEM    --    Germany/Euro Dollar
DKK    --    Denmark/Danish Krona
EUR    --    Europe/Euro Dollar
FRF    --    France/Euro Dollar
GBP    --    United Kingdom/British Pound
HKD    --    Hong Kong/Hong Kong Dollar
IEP    --    Ireland/Euro Dollar
ISL    --    Israel/Israeli Shekel
JPY    --    Japan/Japanese Yen
KOR    --    Korea/Korean Won
MXP    --    Mexico/Mexican Peso
NLG    --    Netherlands/Euro Dollar
NOK    --    Norway/Norwegian Krone
NZD    --    New Zealand/New Zealand Dollar
SEK    --    Sweden/Swedish Krona

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

Unless otherwise noted, all stocks are common stock
*     Non-income producing security.
+     Illiquid security.
++     Date shown reflects the next interest rate change date.
++++    Defaulted security.
144A Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
sec.     All or a portion of the security is on loan. (See Note 2)

OCTOBER 31, 2002
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                    ASAF           ASAF
                                  AMERICAN       AMERICAN        ASAF           ASAF          ASAF
                                   CENTURY       CENTURY         DEAM        FEDERATED      GABELLI
                                INTERNATIONAL   STRATEGIC    INTERNATIONAL   HIGH YIELD    SMALL-CAP
                                   GROWTH        BALANCED       EQUITY          BOND         VALUE
                                    FUND           FUND          FUND           FUND          FUND
                                -------------  ------------  -------------  ------------  ------------
ASSETS:
  Investments in Securities at
    Value (A)                   $ 53,581,947   $136,100,595  $ 49,693,276   $139,784,098  $160,110,859
  Collateral Received for
    Securities Loaned                     --     18,107,138            --             --    17,424,630
  Cash                                    --         71,250#    1,867,773             --    12,767,647
  Foreign Currency (B)                    --             --            --             --            --
  Receivable For:
    Securities Sold                2,818,190      3,161,635            --        111,170            --
    Dividends and Interest           221,219        664,472        85,506      3,610,063       117,211
    Futures Variation Margin              --             --       288,578             --            --
    Fund Shares Sold                 475,297        142,201     1,045,680      3,011,594        55,943
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                            986             --        77,303             --            --
  Receivable from Investment
    Manager                               --             --            --             --            --
  Prepaid Expenses                    20,964         26,202        21,099         29,445        15,221
                                ------------   ------------  ------------   ------------  ------------
      Total Assets                57,118,603    158,273,493    53,079,215    146,546,370   190,491,511
                                ------------   ------------  ------------   ------------  ------------
LIABILITIES:
  Cash Overdraft                          --         30,382            --             --            --
  Written Options Outstanding,
    at Value (C)                          --             --            --             --            --
  Swap Agreements, at Value               --             --            --             --            --
  Payable to Investment
    Manager                           23,852         47,026        96,201         76,621        85,127
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                          5,329             --       121,358             --            --
  Payable Upon Return of
    Securities Loaned                     --     18,107,138            --             --    17,424,630
  Payable For:
    Securities Purchased             689,530      3,327,617            --      2,535,768            --
    Fund Shares Redeemed           2,679,004      1,404,122       384,865        106,668       943,409
    Futures Variation Margin              --          5,375            --             --            --
    Distribution Fees                 39,686        101,328        38,229        105,836       128,553
  Accrued Expenses and Other
    Liabilities                      181,904        120,298       137,167        138,228       207,770
  Accrued Dividends                       --             --            --        913,266            --
                                ------------   ------------  ------------   ------------  ------------
      Total Liabilities            3,619,305     23,143,286       777,820      3,876,387    18,789,489
                                ------------   ------------  ------------   ------------  ------------
NET ASSETS                      $ 53,499,298   $135,130,207  $ 52,301,395   $142,669,983  $171,702,022
                                ============   ============  ============   ============  ============
COMPONENTS OF NET ASSETS
Capital Stock                   $      8,956   $     12,897  $      6,736   $     22,810  $     18,122
Additional Paid-In Capital        92,119,977    164,479,203   151,546,904    202,649,401   189,786,688
Undistributed Net Investment
  Income (Loss)                       75,877        712,665      (164,131)      (292,965)       17,265
Accumulated Net Realized Gain
  (Loss) on Investments          (40,727,040)   (24,656,435)  (92,927,946)   (33,653,198)   (6,046,929)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                      2,021,528     (5,418,123)   (6,160,168)   (26,056,065)  (12,073,124)
                                ------------   ------------  ------------   ------------  ------------
NET ASSETS                      $ 53,499,298   $135,130,207  $ 52,301,395   $142,669,983  $171,702,022
                                ============   ============  ============   ============  ============
(A) Investments at Cost         $ 51,571,994   $141,515,468  $ 55,908,387   $165,840,163  $172,183,983
                                ============   ============  ============   ============  ============
(B) Foreign Currency at Cost    $         --   $         --  $         --   $         --  $         --
                                ============   ============  ============   ============  ============
(C) Premiums Received for
  Written Options               $         --   $         --  $         --   $         --  $         --
                                ============   ============  ============   ============  ============

# Segregated to cover margin requirements to open futures contracts.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                      ASAF          ASAF
                                    AMERICAN      AMERICAN        ASAF          ASAF         ASAF
                                     CENTURY       CENTURY        DEAM        FEDERATED     GABELLI
                                  INTERNATIONAL   STRATEGIC   INTERNATIONAL  HIGH YIELD    SMALL-CAP
                                     GROWTH       BALANCED       EQUITY         BOND         VALUE
                                      FUND          FUND          FUND          FUND         FUND
                                  -------------  -----------  -------------  -----------  -----------
NET ASSET VALUE:
  Class A:  Net Assets             $13,113,714   $29,785,264   $12,753,647   $23,612,661  $36,088,091
                                   -----------   -----------   -----------   -----------  -----------
            Shares Outstanding       2,202,312     2,835,857     1,612,931     3,772,543    3,737,568
                                   -----------   -----------   -----------   -----------  -----------
            Net Asset Value and
              Redemption
              Price Per Share      $      5.95   $     10.50   $      7.91   $      6.26  $      9.66
                                   ===========   ===========   ===========   ===========  ===========
              Divided by
                (1 -- Maximum
                Sales Charge)           94 1/4%       94 1/4%       94 1/4%       95 3/4%      94 1/4%
                                   -----------   -----------   -----------   -----------  -----------
            Offering Price
              Per Share*           $      6.31   $     11.14   $      8.39   $      6.54  $     10.25
                                   ===========   ===========   ===========   ===========  ===========
  Class B:  Net Assets             $19,987,160   $67,109,341   $23,270,597   $83,293,482  $77,003,825
                                   -----------   -----------   -----------   -----------  -----------
            Shares Outstanding       3,340,097     6,407,691     3,011,814    13,322,733    8,154,523
                                   -----------   -----------   -----------   -----------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share      $      5.98   $     10.47   $      7.73   $      6.25  $      9.44
                                   ===========   ===========   ===========   ===========  ===========
  Class C:  Net Assets             $15,064,821   $22,187,777   $10,600,908   $22,881,630  $36,244,611
                                   -----------   -----------   -----------   -----------  -----------
            Shares Outstanding       2,523,622     2,119,275     1,377,390     3,655,069    3,842,776
                                   -----------   -----------   -----------   -----------  -----------
            Net Asset Value and
              Redemption
              Price Per Share      $      5.97   $     10.47   $      7.70   $      6.26  $      9.43
                                   ===========   ===========   ===========   ===========  ===========
              Divided by
                (1 -- Maximum
                Sales Charge)               99%           99%           99%           99%          99%
                                   -----------   -----------   -----------   -----------  -----------
            Offering Price
              Per Share            $      6.03   $     10.58   $      7.78   $      6.32  $      9.53
                                   ===========   ===========   ===========   ===========  ===========
  Class X:  Net Assets             $ 5,333,603   $16,047,825   $ 5,676,243   $12,882,210  $22,365,495
                                   -----------   -----------   -----------   -----------  -----------
            Shares Outstanding         889,639     1,533,240       735,150     2,061,091    2,368,091
                                   -----------   -----------   -----------   -----------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share      $      6.00   $     10.47   $      7.72   $      6.25  $      9.44
                                   ===========   ===========   ===========   ===========  ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 2002
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                ASAF
                                    ASAF           ASAF                        PIMCO          ASAF
                                  INVESCO         JANUS           ASAF         TOTAL          PBHG
                                  CAPITAL        CAPITAL         MONEY         RETURN       SMALL-CAP
                                   INCOME         GROWTH         MARKET         BOND         GROWTH
                                    FUND           FUND           FUND          FUND          FUND
                                ------------  --------------  ------------  ------------  -------------
ASSETS:
  Investments in Securities at
    Value (A)                   $204,635,163  $  552,643,160  $408,795,139  $641,231,377  $ 103,631,117
  Collateral Received for
    Securities Loaned             59,653,340      43,164,815           --             --     20,128,993
  Cash                                    --              --           --         16,663             --
  Foreign Currency (B)                    --              --           --      5,843,740             --
  Receivable For:
    Securities Sold                       --      22,408,493           --             --        976,235
    Dividends and Interest           952,850         243,061      359,120      4,499,631         32,958
    Futures Variation Margin              --              --           --        363,652             --
    Fund Shares Sold                  65,429         110,041    1,801,849      3,002,455         72,473
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                             --              --           --         43,994             --
  Receivable from Investment
    Manager                               --              --           --             --             --
  Prepaid Expenses                    27,204          20,331        3,118         52,107         21,282
                                ------------  --------------  ------------  ------------  -------------
      Total Assets               265,333,986     618,589,901  410,959,226    655,053,619    124,863,058
                                ------------  --------------  ------------  ------------  -------------
LIABILITIES:
  Cash Overdraft                          --              --           --             --             --
  Written Options Outstanding,
    at Value (C)                          --              --           --      2,083,825             --
  Swap Agreements, at Value               --              --           --      2,438,456             --
  Payable to Investment
    Manager                          123,579         180,318      194,612        263,400          1,267
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                             --              --           --             --             --
  Payable Upon Return of
    Securities Loaned             59,653,340      43,164,815           --             --     20,128,993
  Payable For:
    Securities Purchased                  --              --           --    100,152,517      1,712,571
    Fund Shares Redeemed           2,385,367       3,482,629   11,105,325      4,452,304      1,189,990
    Futures Variation Margin              --              --           --             --             --
    Distribution Fees                154,142         434,842      292,324        416,201         74,087
  Accrued Expenses and Other
    Liabilities                      141,396         757,626      107,005        265,032        160,891
  Accrued Dividends                       --              --        3,523      1,325,808             --
                                ------------  --------------  ------------  ------------  -------------
      Total Liabilities           62,457,824      48,020,230   11,702,789    111,397,543     23,267,799
                                ------------  --------------  ------------  ------------  -------------
NET ASSETS                      $202,876,162  $  570,569,671  $399,256,437  $543,656,076  $ 101,595,259
                                ============  ==============  ============  ============  =============
COMPONENTS OF NET ASSETS
Capital Stock                   $     19,455  $       65,203  $   399,259   $     50,582  $      12,423
Additional Paid-In Capital       266,733,602   1,623,792,119  398,855,576    530,073,255    246,755,636
Undistributed Net Investment
  Income (Loss)                      377,178         (47,686)          --      1,207,261         (4,246)
Accumulated Net Realized Gain
  (Loss) on Investments          (45,655,606)   (947,650,059)       1,602     14,753,584   (143,604,712)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                    (18,598,467)   (105,589,906)          --     (2,428,606)    (1,563,842)
                                ------------  --------------  ------------  ------------  -------------
NET ASSETS                      $202,876,162  $  570,569,671  $399,256,437  $543,656,076  $ 101,595,259
                                ============  ==============  ============  ============  =============
(A) Investments at Cost         $223,233,630  $  658,233,066  $408,795,139  $644,289,354  $ 105,194,959
                                ============  ==============  ============  ============  =============
(B) Foreign Currency at Cost    $         --  $           --  $        --   $  5,614,520  $          --
                                ============  ==============  ============  ============  =============
(C) Premiums Received for
  Written Options               $         --  $           --  $        --   $  2,620,104  $          --
                                ============  ==============  ============  ============  =============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                               ASAF
                                     ASAF          ASAF                       PIMCO         ASAF
                                    INVESCO       JANUS          ASAF         TOTAL         PBHG
                                    CAPITAL      CAPITAL        MONEY         RETURN      SMALL-CAP
                                    INCOME        GROWTH        MARKET         BOND        GROWTH
                                     FUND          FUND          FUND          FUND         FUND
                                  -----------  ------------  ------------  ------------  -----------
NET ASSET VALUE:
  Class A:  Net Assets            $39,223,197  $112,352,449  $135,043,866  $109,692,154  $22,388,574
                                  -----------  ------------  ------------  ------------  -----------
            Shares Outstanding     3,767,704    11,505,839   135,041,766     10,126,347    2,683,230
                                  -----------  ------------  ------------  ------------  -----------
            Net Asset Value and
              Redemption
              Price Per Share     $    10.41   $      9.76   $      1.00   $      10.83  $      8.34
                                  ===========  ============  ============  ============  ===========
              Divided by
                (1 -- Maximum
                Sales Charge)         94 1/4%       94 1/4%          100%        95 3/4%      94 1/4%
                                  -----------  ------------  ------------  ------------  -----------
            Offering Price
              Per Share*          $    11.05   $     10.36   $      1.00   $      11.31  $      8.85
                                  ===========  ============  ============  ============  ===========
  Class B:  Net Assets            $97,872,374  $309,908,070  $157,866,866  $287,193,218  $48,295,215
                                  -----------  ------------  ------------  ------------  -----------
            Shares Outstanding     9,379,502    36,299,815   157,870,490     26,773,839    5,940,166
                                  -----------  ------------  ------------  ------------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $    10.43   $      8.54   $      1.00   $      10.73  $      8.13
                                  ===========  ============  ============  ============  ===========
  Class C:  Net Assets            $38,191,580  $99,200,784   $73,787,023   $104,915,601  $19,673,630
                                  -----------  ------------  ------------  ------------  -----------
            Shares Outstanding     3,661,717    11,651,267    73,785,338      9,782,896    2,418,207
                                  -----------  ------------  ------------  ------------  -----------
            Net Asset Value and
              Redemption
              Price Per Share     $    10.43   $      8.51   $      1.00   $      10.72  $      8.14
                                  ===========  ============  ============  ============  ===========
              Divided by
                (1 -- Maximum
                Sales Charge)             99%           99%           99%            99%          99%
                                  -----------  ------------  ------------  ------------  -----------
            Offering Price
              Per Share           $    10.54   $      8.60   $      1.01   $      10.83  $      8.22
                                  ===========  ============  ============  ============  ===========
  Class X:  Net Assets            $27,589,011  $49,108,368   $32,558,682   $ 41,855,103  $11,237,840
                                  -----------  ------------  ------------  ------------  -----------
            Shares Outstanding     2,646,024     5,743,660    32,558,111      3,897,612    1,381,760
                                  -----------  ------------  ------------  ------------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $    10.43   $      8.55   $      1.00   $      10.74  $      8.13
                                  ===========  ============  ============  ============  ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced, with the exception of the Money Market Fund.

See Notes to Financial Statements.

OCTOBER 31, 2002
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                  ASAF                                        ASAF
                                                ALLIANCE        ASAF           ASAF         NEUBERGER
                                    ASAF         GROWTH         JANUS         MARSICO        BERMAN
                                  ALLIANCE        AND         OVERSEAS        CAPITAL        MID-CAP
                                   GROWTH        INCOME        GROWTH         GROWTH         GROWTH
                                    FUND          FUND          FUND           FUND           FUND
                                ------------  ------------  -------------  -------------  -------------
ASSETS:
  Investments in Securities at
    Value (A)                   $85,163,662   $229,067,924  $ 149,003,172  $ 575,289,147  $ 151,454,503
  Collateral Received for
    Securities Loaned            18,103,300     33,855,111             --     61,001,820     65,664,927
  Cash                                   --             --         75,848              2             --
  Foreign Currency (B)                   --             --             --             --             --
  Receivable For:
    Securities Sold                 291,305      4,918,402             --     25,451,739      2,525,666
    Dividends and Interest           33,887        242,597        380,309        354,856         16,889
    Futures Variation Margin             --             --             --             --             --
    Fund Shares Sold                925,506        221,352         14,057      1,183,661        126,320
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                            --             --      1,590,321             --             --
  Receivable from Investment
    Manager                              --             --             --             --             --
  Prepaid Expenses                   14,063         18,472         11,525         12,421         15,067
                                ------------  ------------  -------------  -------------  -------------
      Total Assets              104,531,723    268,323,858    151,075,232    663,293,646    219,803,372
                                ------------  ------------  -------------  -------------  -------------
LIABILITIES:
  Cash Overdraft                         --             --             --             --             --
  Written Options Outstanding,
    at Value(C)                          --             --             --             --             --
  Swap Agreements, at Value              --             --             --             --             --
  Payable to Investment
    Manager                          42,298         86,647        106,888        399,484         36,289
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                            --             --      2,230,383             --             --
  Payable Upon Return of
    Securities Loaned            18,103,300     33,855,111             --     61,001,820     65,664,927
  Payable For:
    Securities Purchased            459,137      2,473,662             --      2,924,762      2,388,842
    Fund Shares Redeemed            262,782        757,845      1,135,854      1,951,564        811,667
    Futures Variation Margin             --             --             --             --             --
    Distribution Fees                61,885        170,310        110,592        448,574        108,664
  Accrued Expenses and Other
    Liabilities                     121,800        216,704        265,076        525,830        236,033
  Accrued Dividends                      --             --             --             --             --
                                ------------  ------------  -------------  -------------  -------------
      Total Liabilities          19,051,202     37,560,279      3,848,793     67,252,034     69,246,422
                                ------------  ------------  -------------  -------------  -------------
NET ASSETS                      $85,480,521   $230,763,579  $ 147,226,439  $ 596,041,612  $ 150,556,950
                                ============  ============  =============  =============  =============
COMPONENTS OF NET ASSETS
Capital Stock                   $    11,274   $     24,077  $      18,182  $      56,761  $      14,401
Additional Paid-In Capital      173,213,806    317,898,439    333,358,480    814,222,044    345,746,287
Undistributed Net Investment
  Income (Loss)                      (1,779)        (3,545)       118,235        (10,902)        (3,717)
Accumulated Net Realized Gain
  (Loss) on Investments         (81,065,802)   (59,688,572)  (174,558,365)  (267,488,140)  (200,545,327)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                    (6,676,978)   (27,466,820)   (11,710,093)    49,261,849      5,345,306
                                ------------  ------------  -------------  -------------  -------------
NET ASSETS                      $85,480,521   $230,763,579  $ 147,226,439  $ 596,041,612  $ 150,556,950
                                ============  ============  =============  =============  =============
(A) Investments at Cost         $91,840,640   $256,534,744  $ 160,094,125  $ 526,029,752  $ 146,109,197
                                ============  ============  =============  =============  =============
(B) Foreign Currency at Cost    $        --   $         --  $          --  $          --  $          --
                                ============  ============  =============  =============  =============
(C) Premiums Received for
  Written Options               $        --   $         --  $          --  $          --  $          --
                                ============  ============  =============  =============  =============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                   ASAF                                    ASAF
                                                 ALLIANCE       ASAF          ASAF       NEUBERGER
                                     ASAF         GROWTH        JANUS       MARSICO       BERMAN
                                   ALLIANCE        AND        OVERSEAS      CAPITAL       MID-CAP
                                    GROWTH        INCOME       GROWTH        GROWTH       GROWTH
                                     FUND          FUND         FUND          FUND         FUND
                                  -----------  ------------  -----------  ------------  -----------
NET ASSET VALUE:
  Class A:  Net Assets            $19,663,164  $ 47,611,088  $31,545,734  $124,021,825  $37,156,569
                                  -----------  ------------  -----------  ------------  -----------
            Shares Outstanding     2,545,879      4,980,227   3,843,724    11,615,226     3,497,344
                                  -----------  ------------  -----------  ------------  -----------
            Net Asset Value and
              Redemption
              Price Per Share     $     7.72   $       9.56  $     8.21   $     10.68   $     10.62
                                  ===========  ============  ===========  ============  ===========
              Divided by
                (1 -- Maximum
                Sales Charge)         94 1/4%        94 1/4%     94 1/4%       94 1/4%       94 1/4%
                                  -----------  ------------  -----------  ------------  -----------
            Offering Price
              Per Share*          $     8.19   $      10.14  $     8.71   $     11.33   $     11.27
                                  ===========  ============  ===========  ============  ===========
  Class B:  Net Assets            $37,401,397  $106,401,200  $65,261,199  $282,066,101  $71,035,515
                                  -----------  ------------  -----------  ------------  -----------
            Shares Outstanding     4,954,879     11,309,757   8,092,954    26,962,702     6,829,583
                                  -----------  ------------  -----------  ------------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     7.55   $       9.41  $     8.06   $     10.46   $     10.40
                                  ===========  ============  ===========  ============  ===========
  Class C:  Net Assets            $17,790,571  $ 50,779,127  $32,443,151  $144,396,907  $28,827,465
                                  -----------  ------------  -----------  ------------  -----------
            Shares Outstanding     2,364,011      5,401,479   4,015,510    13,818,322     2,770,995
                                  -----------  ------------  -----------  ------------  -----------
            Net Asset Value and
              Redemption
              Price Per Share     $     7.53   $       9.40  $     8.08   $     10.45   $     10.40
                                  ===========  ============  ===========  ============  ===========
              Divided by
                (1 -- Maximum
                Sales Charge)             99%            99%         99%           99%           99%
                                  -----------  ------------  -----------  ------------  -----------
            Offering Price
              Per Share           $     7.61   $       9.49  $     8.16   $     10.56   $     10.51
                                  ===========  ============  ===========  ============  ===========
  Class X:  Net Assets            $10,625,389  $ 25,972,164  $17,976,355  $45,556,779   $13,537,401
                                  -----------  ------------  -----------  ------------  -----------
            Shares Outstanding     1,410,005      2,765,309   2,229,133     4,362,560     1,302,127
                                  -----------  ------------  -----------  ------------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     7.54   $       9.39  $     8.06   $     10.44   $     10.40
                                  ===========  ============  ===========  ============  ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 2002
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                    ASAF          ASAF          ASAF
                                 NEUBERGER        MFS         SANFORD         ASAF           ASAF
                                   BERMAN        GROWTH      BERNSTEIN       STRONG          DEAM
                                  MID-CAP         WITH        MANAGED     INTERNATIONAL   SMALL-CAP
                                   VALUE         INCOME      INDEX 500       EQUITY         GROWTH
                                    FUND          FUND          FUND          FUND           FUND
                                ------------  ------------  ------------  -------------  ------------
ASSETS:
  Investments in Securities at
    Value (A)                   $194,729,275  $ 37,443,486  $129,624,193  $ 38,444,605   $ 38,232,883
  Collateral Received for
    Securities Loaned             40,445,918    10,545,135    28,689,865            --      4,956,585
  Cash                                    --            --            --     1,677,606        493,801
  Foreign Currency (B)                    --            --            --            --             --
  Receivable For:
    Securities Sold                1,002,171       121,391            --       863,055             --
    Dividends and Interest            79,715        38,480       143,478       104,690         10,448
    Futures Variation Margin              --            --            --            --             --
    Fund Shares Sold                 344,527         9,440       199,042        10,536          5,974
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                             --            --            --           661             --
  Receivable from Investment
    Manager                               --            --            --            --             --
  Prepaid Expenses                    30,522        20,579        27,031        30,485         16,839
                                ------------  ------------  ------------  ------------   ------------
      Total Assets               236,632,128    48,178,511   158,683,609    41,131,638     43,716,530
                                ------------  ------------  ------------  ------------   ------------
LIABILITIES:
  Cash Overdraft                          --            --            --            --             --
  Written Options Outstanding,
    at Value (C)                          --            --            --            --             --
  Swap Agreements, at Value               --            --            --            --             --
  Payable to Investment
    Manager                           96,745         4,481        53,586        26,074         27,209
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                             --            --            --           120             --
  Payable Upon Return of
    Securities Loaned             40,445,918    10,545,135    28,689,865            --      4,956,585
  Payable For:
    Securities Purchased           2,000,933        44,052            --       177,606             --
    Fund Shares Redeemed           2,119,900        36,003     1,255,669       132,319        548,997
    Futures Variation Margin              --            --            --            --          2,323
    Distribution Fees                142,633        26,741        92,750        28,835         27,351
    Accrued Expenses and Other
      Liabilities                    200,785        60,514       106,658        82,894         92,628
    Accrued Dividends                     --            --            --            --             --
                                ------------  ------------  ------------  ------------   ------------
      Total Liabilities           45,006,914    10,716,926    30,198,528       447,848      5,655,093
                                ------------  ------------  ------------  ------------   ------------
NET ASSETS                      $191,625,214  $ 37,461,585  $128,485,081  $ 40,683,790   $ 38,061,437
                                ============  ============  ============  ============   ============
COMPONENTS OF NET ASSETS
Capital Stock                   $     14,874  $      5,492  $     18,704  $      8,318   $     10,951
Additional Paid-In Capital       202,483,709    55,421,828   177,474,807    73,497,296     87,847,310
Undistributed Net Investment
  Income (Loss)                       (2,124)         (493)       (1,220)         (733)          (798)
Accumulated Net Realized Gain
  (Loss) on Investments           (3,799,273)  (16,271,170)  (21,510,314)  (28,232,046)   (47,450,606)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                     (7,071,972)   (1,694,072)  (27,496,896)   (4,589,045)    (2,345,420)
                                ------------  ------------  ------------  ------------   ------------
NET ASSETS                      $191,625,214  $ 37,461,585  $128,485,081  $ 40,683,790   $ 38,061,437
                                ============  ============  ============  ============   ============
(A) Investments at Cost         $201,801,247  $ 39,138,118  $157,121,089  $ 43,037,571   $ 40,588,261
                                ============  ============  ============  ============   ============
(B) Foreign Currency at Cost    $         --  $         --  $         --  $         --   $         --
                                ============  ============  ============  ============   ============
(C) Premiums Received for
  Written Options               $         --  $         --  $         --  $         --   $         --
                                ============  ============  ============  ============   ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                     ASAF         ASAF         ASAF
                                   NEUBERGER       MFS        SANFORD        ASAF          ASAF
                                    BERMAN       GROWTH      BERNSTEIN      STRONG         DEAM
                                    MID-CAP       WITH        MANAGED    INTERNATIONAL   SMALL-CAP
                                     VALUE       INCOME      INDEX 500      EQUITY        GROWTH
                                     FUND         FUND         FUND          FUND          FUND
                                  -----------  -----------  -----------  -------------  -----------
NET ASSET VALUE:
  Class A:  Net Assets            $43,345,735  $ 9,977,534  $26,122,166   $12,916,673   $10,499,385
                                  -----------  -----------  -----------   -----------   -----------
            Shares Outstanding      3,314,730    1,447,222    3,757,630     2,612,087     2,992,171
                                  -----------  -----------  -----------   -----------   -----------
            Net Asset Value and
              Redemption Price
              Per Share           $     13.08  $      6.89  $      6.95   $      4.94   $      3.51
                                  ===========  ===========  ===========   ===========   ===========
              Divided by
                (1 - Maximum
                Sales Charge)          94 1/4%      94 1/4%      94 1/4%       94 1/4%       94 1/4%
                                  -----------  -----------  -----------   -----------   -----------
            Offering Price
              Per Share*          $     13.88  $      7.31  $      7.37   $      5.24   $      3.72
                                  ===========  ===========  ===========   ===========   ===========
  Class B:  Net Assets            $94,734,973  $17,074,695  $64,145,900   $15,498,492   $16,513,261
                                  -----------  -----------  -----------   -----------   -----------
            Shares Outstanding      7,382,334    2,512,466    9,365,069     3,181,496     4,770,332
                                  -----------  -----------  -----------   -----------   -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     12.83  $      6.80  $      6.85   $      4.87   $      3.46
                                  ===========  ===========  ===========   ===========   ===========
  Class C:  Net Assets            $36,403,123  $ 7,592,372  $31,253,057   $ 8,579,080   $ 8,053,817
                                  -----------  -----------  -----------   -----------   -----------
            Shares Outstanding      2,835,026    1,117,631    4,563,006     1,767,013     2,324,754
                                  -----------  -----------  -----------   -----------   -----------
            Net Asset Value and
              Redemption
              Price Per Share     $     12.84  $      6.79  $      6.85   $      4.86   $      3.46
                                  ===========  ===========  ===========   ===========   ===========
              Divided by
                (1 - Maximum
                Sales Charge)              99%          99%          99%           99%           99%
                                  -----------  -----------  -----------   -----------   -----------
            Offering Price
              Per Share           $     12.97  $      6.86  $      6.92   $      4.91   $      3.49
                                  ===========  ===========  ===========   ===========   ===========
  Class X:  Net Assets            $17,141,383  $ 2,816,984  $ 6,963,958   $ 3,689,545   $ 2,994,974
                                  -----------  -----------  -----------   -----------   -----------
            Shares Outstanding      1,338,097      414,983    1,018,236       757,161       863,528
                                  -----------  -----------  -----------   -----------   -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     12.81  $      6.79  $      6.84   $      4.87   $      3.47
                                  ===========  ===========  ===========   ===========   ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 2002
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                    ASAF          ASAF                        ASAF          ASAF
                                   ALGER        GABELLI         ASAF         JANUS        PROFUND
                                  ALL-CAP       ALL-CAP       INVESCO       MID-CAP       MANAGED
                                   GROWTH        VALUE       TECHNOLOGY      GROWTH         OTC
                                    FUND          FUND          FUND          FUND          FUND
                                ------------  ------------  ------------  ------------  ------------
ASSETS:
  Investments in Securities at
    Value (A)                   $ 26,182,789  $ 64,326,538  $ 16,829,247  $ 18,777,179  $ 21,970,141
  Collateral Received for
    Securities Loaned             11,440,840    18,248,430     7,045,400     6,806,746     9,570,945
  Cash                                    --            --           337            --     2,551,500#
  Foreign Currency (B)                    --            --            --            --            --
  Receivable For:
    Securities Sold                  619,039            --        17,819        91,139            --
    Dividends and Interest             5,595       112,185         2,575         4,152         2,964
    Futures Variation Margin              --            --            --            --         4,000
    Fund Shares Sold                   4,143        30,348        11,998         9,686        21,624
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                             --            --            --            --            --
  Receivable from Investment
    Manager                            6,946            --        12,858        14,268        10,663
  Prepaid Expenses                    25,091        25,117        25,415        25,031        26,974
                                ------------  ------------  ------------  ------------  ------------
      Total Assets                38,284,443    82,742,618    23,945,649    25,728,201    34,158,811
                                ------------  ------------  ------------  ------------  ------------
LIABILITIES:
  Cash Overdraft                          --        22,010            --            --            --
  Written Options Outstanding,
    at Value (C)                          --            --            --            --            --
  Swap Agreements, at Value               --            --            --            --            --
  Payable to Investment
    Manager                               --        16,447            --            --            --
  Unrealized Depreciation on
    Foreign
    Currency Exchange
      Contracts                           --            --            --            --            --
  Payable Upon Return of
    Securities Loaned             11,440,840    18,248,430     7,045,400     6,806,746     9,570,945
  Payable For:
    Securities Purchased              75,756            --        15,261     1,045,467            --
    Fund Shares Redeemed             110,481        64,332       429,959       257,045        37,160
    Futures Variation Margin              --            --            --            --            --
    Distribution Fees                 19,849        45,176        11,040        12,453        16,634
    Accrued Expenses and Other
      Liabilities                     53,285        83,457        63,723        50,168        52,950
    Accrued Dividends                     --            --            --            --            --
                                ------------  ------------  ------------  ------------  ------------
      Total Liabilities           11,700,211    18,479,852     7,565,383     8,171,879     9,677,689
                                ------------  ------------  ------------  ------------  ------------
NET ASSETS                      $ 26,584,232  $ 64,262,766  $ 16,380,266  $ 17,556,322  $ 24,481,122
                                ============  ============  ============  ============  ============
COMPONENTS OF NET ASSETS
Capital Stock                   $      5,386  $      8,459  $      8,414  $      5,716  $     15,260
Additional Paid-In Capital        45,494,332    88,753,659    61,980,521    43,793,155    76,351,911
Undistributed Net Investment
  Income (Loss)                         (308)         (636)         (313)         (239)         (309)
Accumulated Net Realized Gain
  (Loss) on Investments          (17,921,088)   (7,614,639)  (38,196,838)  (24,296,472)  (39,849,240)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                       (994,090)  (16,884,077)   (7,411,518)   (1,945,838)  (12,036,500)
                                ------------  ------------  ------------  ------------  ------------
NET ASSETS                      $ 26,584,232  $ 64,262,766  $ 16,380,266  $ 17,556,322  $ 24,481,122
                                ============  ============  ============  ============  ============
(A) Investments at Cost         $ 27,176,879  $ 81,210,615  $ 24,240,765  $ 20,723,017  $ 34,634,411
                                ============  ============  ============  ============  ============
(B) Foreign Currency at Cost    $         --  $         --  $         --  $         --  $         --
                                ============  ============  ============  ============  ============
(C) Premiums Received for
  Written Options               $         --  $         --  $         --  $         --  $         --
                                ============  ============  ============  ============  ============

# Segregated to cover open futures contracts.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                     ASAF        ASAF                     ASAF        ASAF
                                    ALGER       GABELLI       ASAF       JANUS       PROFUND
                                   ALL-CAP      ALL-CAP     INVESCO     MID-CAP      MANAGED
                                    GROWTH       VALUE     TECHNOLOGY    GROWTH        OTC
                                     FUND        FUND         FUND        FUND        FUND
                                  ----------  -----------  ----------  ----------  -----------
NET ASSET VALUE:
  Class A:  Net Assets            $6,299,955  $17,408,292  $4,773,008  $5,764,598  $ 5,076,008
                                  ----------  -----------  ----------  ----------  -----------
            Shares Outstanding     1,268,451    2,274,983  2,423,425    1,864,777    3,151,559
                                  ----------  -----------  ----------  ----------  -----------
            Net Asset Value and
              Redemption
              Price Per Share     $     4.97  $      7.65  $    1.97   $     3.09  $      1.61
                                  ==========  ===========  ==========  ==========  ===========
              Divided by
                (1 - Maximum
                Sales Charge)         94 1/4%      94 1/4%    94 1/4%      94 1/4%      94 1/4%
                                  ----------  -----------  ----------  ----------  -----------
            Offering Price
              Per Share*          $     5.27  $      8.12  $    2.09   $     3.28  $      1.71
                                  ==========  ===========  ==========  ==========  ===========
  Class B:  Net Assets            $9,985,478  $27,583,301  $6,035,924  $7,309,537  $10,977,871
                                  ----------  -----------  ----------  ----------  -----------
            Shares Outstanding     2,028,121    3,640,031  3,123,097    2,385,593    6,844,694
                                  ----------  -----------  ----------  ----------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     4.92  $      7.58  $    1.93   $     3.06  $      1.60
                                  ==========  ===========  ==========  ==========  ===========
  Class C:  Net Assets            $8,517,781  $15,606,906  $4,558,625  $3,566,189  $ 7,688,447
                                  ----------  -----------  ----------  ----------  -----------
            Shares Outstanding     1,727,824    2,059,953  2,346,246    1,165,439    4,804,239
                                  ----------  -----------  ----------  ----------  -----------
            Net Asset Value and
              Redemption
              Price Per Share     $     4.93  $      7.58  $    1.94   $     3.06  $      1.60
                                  ==========  ===========  ==========  ==========  ===========
              Divided by
                (1 - Maximum
                Sales Charge)             99%          99%        99%          99%          99%
                                  ----------  -----------  ----------  ----------  -----------
            Offering Price
              Per Share           $     4.98  $      7.66  $    1.96   $     3.09  $      1.62
                                  ==========  ===========  ==========  ==========  ===========
  Class X:  Net Assets            $1,781,018  $ 3,664,267  $1,012,709  $  915,998  $   738,796
                                  ----------  -----------  ----------  ----------  -----------
            Shares Outstanding       361,894      483,756    521,181      299,719      460,621
                                  ----------  -----------  ----------  ----------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     4.92  $      7.57  $    1.94   $     3.06  $      1.60
                                  ==========  ===========  ==========  ==========  ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 2002
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                   ASAF                      ASAF         ASAF
                                 ALLIANCE/      ASAF        SANFORD     T. ROWE      ASAF        ASAF
                                 BERNSTEIN     INVESCO     BERNSTEIN     PRICE       DEAM        DEAM
                                 GROWTH +      HEALTH        CORE         TAX      LARGE-CAP  LARGE-CAP
                                   VALUE      SCIENCES       VALUE      MANAGED     GROWTH      VALUE
                                   FUND         FUND         FUND         FUND       FUND        FUND
                                -----------  -----------  -----------  ----------  ---------  ----------
ASSETS:
  Investments in Securities at
    Value (A)                   $11,577,383  $17,041,365  $23,304,786  $5,973,679  $ 49,809   $   84,724
  Collateral Received for
    Securities Loaned             3,684,982    6,711,582    8,330,885   2,521,800        --           --
  Cash                                   --          305           --          --   609,753    1,100,074
  Foreign Currency (B)                   --           --           --          --        --           --
  Receivable For:
    Securities Sold                  30,265      294,471           --          --        --           --
    Dividends and Interest           10,580        6,188       39,025       5,782       349          701
    Futures Variation Margin             --           --           --          --        --           --
    Fund Shares Sold                  5,814       12,565      102,480       3,684     1,000        1,035
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                            --           --           --          --        --           --
  Receivable from Investment
    Manager                              --           --           --          --        --           --
  Prepaid Expenses                    8,250        8,605       10,842       8,679       845          846
                                -----------  -----------  -----------  ----------  --------   ----------
      Total Assets               15,317,274   24,075,081   31,788,018   8,513,624   661,756    1,187,380
                                -----------  -----------  -----------  ----------  --------   ----------
LIABILITIES:
  Cash Overdraft                         --           --           --          --        --           --
  Written Options Outstanding,
    at Value (C)                         --           --           --          --        --           --
  Swap Agreements, at Value              --           --           --          --        --           --
  Payable to Investment
    Manager                           6,338       15,676        4,633       3,469    27,661       27,586
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                            --           --           --          --        --           --
  Payable Upon Return of
    Securities Loaned             3,684,982    6,711,582    8,330,885   2,521,800        --           --
  Payable For:
    Securities Purchased                 --           --           --      45,483        --           --
    Fund Shares Redeemed              8,503        8,931       48,198      16,447        --          683
    Futures Variation Margin             --           --           --          --     3,010        5,480
    Distribution Fees                 8,311       12,554       16,756       4,243       355          736
    Accrued Expenses and Other
      Liabilities                    29,680       34,211       43,764      26,366    17,979       20,285
    Accrued Dividends                    --           --           --          --        --           --
                                -----------  -----------  -----------  ----------  --------   ----------
      Total Liabilities           3,736,814    6,782,954    8,444,236   2,617,808    49,005       54,770
                                -----------  -----------  -----------  ----------  --------   ----------
NET ASSETS                      $11,579,460  $17,292,127  $23,343,782  $5,895,816  $612,751   $1,132,610
                                ===========  ===========  ===========  ==========  ========   ==========
COMPONENTS OF NET ASSETS
Capital Stock                   $     1,472  $     1,850  $     2,625  $      764  $     76   $      139
Additional Paid-In Capital       15,207,444   20,439,804   27,297,783   7,218,778   693,536    1,228,611
Undistributed Net Investment
  Income (Loss)                         (91)        (131)      60,752         (35)       --           --
Accumulated Net Realized Gain
  (Loss) on Investments          (1,554,715)  (3,518,337)    (502,146)   (563,372)  (92,573)    (128,719)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                    (2,074,650)     368,941   (3,515,232)   (760,319)   11,712       32,579
                                -----------  -----------  -----------  ----------  --------   ----------
NET ASSETS                      $11,579,460  $17,292,127  $23,343,782  $5,895,816  $612,751   $1,132,610
                                ===========  ===========  ===========  ==========  ========   ==========
(A) Investments at Cost         $13,652,033  $16,672,453  $26,820,019  $6,733,998  $ 49,813   $   84,682
                                ===========  ===========  ===========  ==========  ========   ==========
(B) Foreign Currency at Cost    $        --  $        --  $        --  $       --  $     --   $       --
                                ===========  ===========  ===========  ==========  ========   ==========
(C) Premiums Received for
  Written Options               $        --  $        --  $        --  $       --  $     --   $       --
                                ===========  ===========  ===========  ==========  ========   ==========

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                     ASAF                    ASAF        ASAF
                                  ALLIANCE/      ASAF      SANFORD     T. ROWE      ASAF       ASAF
                                  BERNSTEIN    INVESCO    BERNSTEIN     PRICE       DEAM       DEAM
                                   GROWTH +     HEALTH       CORE        TAX      LARGE-CAP  LARGE-CAP
                                    VALUE      SCIENCES     VALUE      MANAGED     GROWTH      VALUE
                                     FUND        FUND        FUND        FUND       FUND       FUND
                                  ----------  ----------  ----------  ----------  ---------  ---------
NET ASSET VALUE:
  Class A:  Net Assets            $2,698,338  $4,209,853  $4,536,646  $1,173,910  $ 80,278   $108,965
                                  ----------  ----------  ----------  ----------  --------   --------
            Shares Outstanding       340,796     448,083     508,535     151,166     9,926     13,395
                                  ----------  ----------  ----------  ----------  --------   --------
            Net Asset Value and
              Redemption
              Price Per Share     $     7.92  $     9.40  $     8.92  $     7.77  $   8.09   $   8.13
                                  ==========  ==========  ==========  ==========  ========   ========
              Divided by
                (1 - Maximum
                Sales Charge)         94 1/4%     94 1/4%     94 1/4%     94 1/4%   94 1/4%    94 1/4%
                                  ----------  ----------  ----------  ----------  --------   --------
            Offering Price
              Per Share*          $     8.40  $     9.97  $     9.46  $     8.24  $   8.58   $   8.63
                                  ==========  ==========  ==========  ==========  ========   ========
  Class B:  Net Assets            $5,022,698  $7,256,167  $9,378,126  $2,028,278  $354,644   $659,439
                                  ----------  ----------  ----------  ----------  --------   --------
            Shares Outstanding       640,076     779,096   1,055,615     263,344    44,018     81,177
                                  ----------  ----------  ----------  ----------  --------   --------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     7.85  $     9.31  $     8.88  $     7.70  $   8.06   $   8.12
                                  ==========  ==========  ==========  ==========  ========   ========
  Class C:  Net Assets            $2,574,082  $3,870,027  $7,211,620  $2,596,803  $176,826   $303,930
                                  ----------  ----------  ----------  ----------  --------   --------
            Shares Outstanding       328,004     414,453     812,087     336,812    21,935     37,388
                                  ----------  ----------  ----------  ----------  --------   --------
            Net Asset Value and
              Redemption
              Price Per Share     $     7.85  $     9.34  $     8.88  $     7.71  $   8.06   $   8.13
                                  ==========  ==========  ==========  ==========  ========   ========
              Divided by
                (1 - Maximum
                Sales Charge)             99%         99%         99%         99%       99%        99%
                                  ----------  ----------  ----------  ----------  --------   --------
            Offering Price
              Per Share           $     7.93  $     9.43  $     8.97  $     7.79  $   8.14   $   8.21
                                  ==========  ==========  ==========  ==========  ========   ========
  Class X:  Net Assets            $1,284,342  $1,956,080  $2,217,390  $   96,825  $  1,003   $ 60,276
                                  ----------  ----------  ----------  ----------  --------   --------
            Shares Outstanding       163,586     209,441     249,672      12,585       124      7,426
                                  ----------  ----------  ----------  ----------  --------   --------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     7.85  $     9.34  $     8.88  $     7.69  $   8.07   $   8.12
                                  ==========  ==========  ==========  ==========  ========   ========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

FOR THE YEAR ENDED OCTOBER 31, 2002
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                 ASAF            ASAF
                                               AMERICAN        AMERICAN         ASAF            ASAF           ASAF
                                                CENTURY        CENTURY          DEAM         FEDERATED       GABELLI
                                             INTERNATIONAL    STRATEGIC     INTERNATIONAL    HIGH YIELD     SMALL-CAP
                                                GROWTH         BALANCED        EQUITY           BOND          VALUE
                                                 FUND+           FUND           FUND            FUND           FUND
                                             -------------   ------------   -------------   ------------   ------------
INVESTMENT INCOME:
  Interest                                   $    126,324    $  3,989,149    $    62,063    $ 14,522,046   $    340,802
  Dividends                                     1,710,948       1,481,041      1,327,467         325,701      1,942,114
  Security Lending                                     --          60,996             --              --         64,252
  Foreign Taxes Withheld                         (125,237)         (4,978)      (160,354)             --         (1,281)
                                             ------------    ------------    -----------    ------------   ------------
      Total Investment Income                   1,712,035       5,526,208      1,229,176      14,847,747      2,345,887
                                             ------------    ------------    -----------    ------------   ------------
EXPENSES:
  Advisory Fees                                   651,116       1,479,890        765,377       1,029,559      1,976,197
  Shareholder Servicing Fees                      398,536         523,695        539,112         442,027        867,124
  Administration and Accounting Fees              112,332         137,590         88,774         127,993        145,351
  Custodian Fees                                  174,531           6,185        392,960           1,711            141
  Distribution Fees -- Class A                     93,741         179,699         85,890         123,415        220,896
  Distribution Fees -- Class B                    234,719         807,604        307,507         876,079        856,215
  Distribution Fees -- Class C                    162,888         283,642        143,563         203,806        422,401
  Distribution Fees -- Class X                     65,366         193,678         72,948         144,074        255,760
  Audit and Legal Fees                             13,390          22,827          9,764          20,024         27,329
  Organization Costs                               13,550          10,921         10,921          10,921         10,921
  Directors' Fees                                   5,793           8,229          3,299           7,857         10,337
  Registration Fees                                48,000          53,000         65,000          60,000         65,000
  Interest                                             --           3,063             --              --             --
  Miscellaneous Expenses                           45,810         148,052         79,631         115,669        167,302
                                             ------------    ------------    -----------    ------------   ------------
      Total Expenses                            2,019,772       3,858,075      2,564,746       3,163,135      5,024,974
      Advisory Fee Waivers and Expense
        Reimbursements                           (422,331)       (499,418)      (771,983)       (345,777)      (503,069)
                                             ------------    ------------    -----------    ------------   ------------
      Net Expenses                              1,597,441       3,358,657      1,792,763       2,817,358      4,521,905
                                             ------------    ------------    -----------    ------------   ------------
Net Investment Income (Loss)                      114,594       2,167,551       (563,587)     12,030,389     (2,176,018)
                                             ------------    ------------    -----------    ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                (14,587,965)    (12,092,256)     2,928,595     (18,610,059)    (2,669,074)
    Futures Contracts                                  --         252,475       (834,428)             --     (2,625,316)
    Written Options Contracts                          --              --             --              --             --
    Swap Agreements                                    --              --             --              --             --
    Foreign Currency Transactions                 (77,941)             --       (361,206)             --             --
                                             ------------    ------------    -----------    ------------   ------------
  Net Realized Gain (Loss)                    (14,665,906)    (11,839,781)     1,732,961     (18,610,059)    (5,294,390)
                                             ------------    ------------    -----------    ------------   ------------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                  3,392,722      (2,968,024)    (6,197,038)      3,462,208     (7,822,128)
    Futures Contracts                                  --         (80,875)        97,200              --             --
    Written Options Contracts                          --              --             --              --             --
    Swap Agreements                                    --              --             --              --             --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies            13,358              --        (42,279)             --             --
                                             ------------    ------------    -----------    ------------   ------------
  Net Change in Unrealized Appreciation
    (Depreciation)                              3,406,080      (3,048,899)    (6,142,117)      3,462,208     (7,822,128)
                                             ------------    ------------    -----------    ------------   ------------
  Net Gain (Loss) on Investments              (11,259,826)    (14,888,680)    (4,409,156)    (15,147,851)   (13,116,518)
                                             ------------    ------------    -----------    ------------   ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                $(11,145,232)   $(12,721,129)   $(4,972,743)   $ (3,117,462)  $(15,292,536)
                                             ============    ============    ===========    ============   ============

+ Amounts presented include income, expenses, gains and losses allocated from corresponding portfolios of American Skandia Master Trust during the period November 1, 2001 to September 27, 2002. (See Note 1 and 2 in "Notes to Financial Statements").

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                                  ASAF
                                                      ASAF           ASAF                        PIMCO           ASAF
                                                    INVESCO          JANUS          ASAF         TOTAL           PBHG
                                                    CAPITAL         CAPITAL        MONEY         RETURN       SMALL-CAP
                                                     INCOME         GROWTH         MARKET         BOND          GROWTH
                                                     FUND+           FUND+         FUND+         FUND+           FUND
                                                  ------------   -------------   ----------   ------------   ------------
INVESTMENT INCOME:
  Interest                                        $  3,457,176   $   1,850,162   $8,242,353   $ 20,676,296   $         --
  Dividends                                          3,907,360       6,313,651        4,676        120,303        397,327
  Security Lending                                      98,930         187,315           --             --         91,765
  Foreign Taxes Withheld                               (15,686)        (24,980)          --             --           (105)
                                                  ------------   -------------   ----------   ------------   ------------
      Total Investment Income                        7,447,780       8,326,148    8,247,029     20,796,599        488,987
                                                  ------------   -------------   ----------   ------------   ------------
EXPENSES:
  Advisory Fees                                      2,018,744       8,464,031    2,030,913      2,947,082      1,391,312
  Shareholder Servicing Fees                           891,096       4,320,914    1,073,497        960,810        845,709
  Administration and Accounting Fees                   187,832         270,802      127,498        226,474        160,372
  Custodian Fees                                        21,011          64,454       31,398        103,083         35,411
  Distribution Fees -- Class A                         263,462         845,073      778,723        493,079        182,671
  Distribution Fees -- Class B                       1,291,983       4,564,598    1,516,579      2,333,872        728,868
  Distribution Fees -- Class C                         514,538       1,500,692      687,354        854,571        289,486
  Distribution Fees -- Class X                         354,727         696,639      293,125        346,557        162,245
  Audit and Legal Fees                                  39,290         144,289       57,862         63,395         22,019
  Organization Costs                                    13,662          13,550       13,702         13,662         10,921
  Directors' Fees                                       28,683          69,053       35,074         48,322          7,555
  Registration Fees                                     70,000          95,000      205,000         90,000         55,000
  Interest                                                  --              --           --             --             --
  Miscellaneous Expenses                               221,131         640,951      304,245        379,316        132,485
                                                  ------------   -------------   ----------   ------------   ------------
      Total Expenses                                 5,916,159      21,690,046    7,154,970      8,860,223      4,024,054
      Advisory Fee Waivers and Expense
        Reimbursements                                (346,287)     (3,517,919)    (279,508)      (312,157)      (651,428)
                                                  ------------   -------------   ----------   ------------   ------------
      Net Expenses                                   5,569,872      18,172,127    6,875,462      8,548,066      3,372,626
                                                  ------------   -------------   ----------   ------------   ------------
Net Investment Income (Loss)                         1,877,908      (9,845,979)   1,371,567     12,248,533     (2,883,639)
                                                  ------------   -------------   ----------   ------------   ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                     (31,875,482)   (199,415,635)       1,602      4,113,389    (24,391,798)
    Futures Contracts                                       --              --           --      8,782,703             --
    Written Options Contracts                               --              --           --      2,120,538             --
    Swap Agreements                                         --              --           --      3,649,555             --
    Foreign Currency Transactions                           --              --           --      1,045,886            (40)
                                                  ------------   -------------   ----------   ------------   ------------
  Net Realized Gain (Loss)                         (31,875,482)   (199,415,635)       1,602     19,712,071    (24,391,838)
                                                  ------------   -------------   ----------   ------------   ------------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                      (4,779,933)     17,358,778           --     (7,721,768)    (9,780,251)
    Futures Contracts                                       --              --           --       (389,335)            --
    Written Options Contracts                               --              --           --       (845,582)            --
    Swap Agreements                                         --              --           --     (6,225,821)            --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                     --              --           --         22,631             12
                                                  ------------   -------------   ----------   ------------   ------------
  Net Change in Unrealized Appreciation
    (Depreciation)                                  (4,779,933)     17,358,778           --    (15,159,875)    (9,780,239)
                                                  ------------   -------------   ----------   ------------   ------------
  Net Gain (Loss) on Investments                   (36,655,415)   (182,056,857)       1,602      4,552,196    (34,172,077)
                                                  ------------   -------------   ----------   ------------   ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                     $(34,777,507)  $(191,902,836)  $1,373,169   $ 16,800,729   $(37,055,716)
                                                  ============   =============   ==========   ============   ============

+ Amounts presented include income, expenses, gains and losses allocated from corresponding portfolios of American Skandia Master Trust during the period November 1, 2001 to September 27, 2002. (See Note 1 and 2 in "Notes to Financial Statements").

See Notes to Financial Statements.

FOR THE YEAR ENDED OCTOBER 31, 2002
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   ASAF                                         ASAF
                                                                 ALLIANCE         ASAF           ASAF        NEUBERGER
                                                    ASAF          GROWTH         JANUS         MARSICO         BERMAN
                                                  ALLIANCE         AND          OVERSEAS       CAPITAL        MID-CAP
                                                   GROWTH         INCOME         GROWTH         GROWTH         GROWTH
                                                    FUND           FUND           FUND           FUND           FUND
                                                ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Interest                                      $         --   $         --   $    227,655   $    330,029   $      1,363
  Dividends                                          880,869      5,830,754      4,681,636      5,002,460        477,290
  Security Lending                                    61,588        121,125             --        193,045        154,514
  Foreign Taxes Withheld                              (7,691)       (12,660)      (315,033)       (84,122)        (6,047)
                                                ------------   ------------   ------------   ------------   ------------
      Total Investment Income                        934,766      5,939,219      4,594,258      5,441,412        627,120
                                                ------------   ------------   ------------   ------------   ------------
EXPENSES:
  Advisory Fees                                    1,030,298      3,119,867      2,377,765      6,891,761      1,856,071
  Shareholder Servicing Fees                         580,424      1,090,103      1,071,192      2,440,942      1,308,971
  Administration and Accounting Fees                  96,887        191,032        186,735        237,956        140,732
  Custodian Fees                                          --         18,488        143,365         50,965          9,179
  Distribution Fees -- Class A                       135,602        328,802        248,720        705,582        252,298
  Distribution Fees -- Class B                       513,179      1,463,849        931,718      3,334,896        987,921
  Distribution Fees -- Class C                       222,504        658,392        481,774      1,617,295        389,508
  Distribution Fees -- Class X                       137,889        340,022        250,672        528,415        180,277
  Audit and Legal Fees                                16,073         43,784         30,600         96,196         28,970
  Organization Costs                                      --             --             --             --             --
  Directors' Fees                                      5,610         15,413         10,817         36,407          9,566
  Registration Fees                                   55,000         75,000         55,000         50,000         70,000
  Interest                                             1,663          1,503             --             --             --
  Miscellaneous Expenses                              92,767        245,767        181,271        518,393        166,138
                                                ------------   ------------   ------------   ------------   ------------
      Total Expenses                               2,887,896      7,592,022      5,969,629     16,508,808      5,399,631
      Advisory Fee Waivers and Expense
        Reimbursements                              (388,852)    (1,211,608)      (598,179)    (1,363,319)      (805,522)
                                                ------------   ------------   ------------   ------------   ------------
      Net Expenses                                 2,499,044      6,380,414      5,371,450     15,145,489      4,594,109
                                                ------------   ------------   ------------   ------------   ------------
Net Investment Income (Loss)                      (1,564,278)      (441,195)      (777,192)    (9,704,077)    (3,966,989)
                                                ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                   (25,454,907)   (56,250,042)   (44,507,372)   (69,236,581)   (54,023,532)
    Futures Contracts                                     --             --             --             --             --
    Written Options Contracts                             --             --             --             --             --
    Swap Agreements                                       --             --             --             --             --
    Foreign Currency Transactions                         --             --         40,856        (18,747)            --
                                                ------------   ------------   ------------   ------------   ------------
  Net Realized Gain (Loss)                       (25,454,907)   (56,250,042)   (44,466,516)   (69,255,328)   (54,023,532)
                                                ------------   ------------   ------------   ------------   ------------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                     3,861,991    (12,611,347)    14,032,581     50,358,648     11,371,057
    Futures Contracts                                     --             --             --             --             --
    Written Options Contracts                             --             --             --             --             --
    Swap Agreements                                       --             --             --             --             --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                   --             --     (1,136,947)         2,453             --
                                                ------------   ------------   ------------   ------------   ------------
  Net Change in Unrealized Appreciation
    (Depreciation)                                 3,861,991    (12,611,347)    12,895,634     50,361,101     11,371,057
                                                ------------   ------------   ------------   ------------   ------------
  Net Gain (Loss) on Investments                 (21,592,916)   (68,861,389)   (31,570,882)   (18,894,227)   (42,652,475)
                                                ------------   ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                   $(23,157,194)  $(69,302,584)  $(32,348,074)  $(28,598,304)  $(46,619,464)
                                                ============   ============   ============   ============   ============

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                             ASAF           ASAF            ASAF
                                           NEUBERGER         MFS          SANFORD           ASAF             ASAF
                                            BERMAN         GROWTH        BERNSTEIN         STRONG            DEAM
                                            MID-CAP         WITH          MANAGED       INTERNATIONAL     SMALL-CAP
                                             VALUE         INCOME        INDEX 500         EQUITY           GROWTH
                                             FUND           FUND            FUND            FUND             FUND
                                          -----------    -----------    ------------    -------------    ------------
INVESTMENT INCOME:
  Interest                                $    66,438    $    34,338    $         --     $    72,602     $     49,529
  Dividends                                 2,848,179        625,998       2,387,735         896,477          229,262
  Security Lending                             89,313         27,446          58,280              --           23,594
  Foreign Taxes Withheld                       (7,873)        (3,534)         (3,903)        (90,141)            (946)
                                          -----------    -----------    ------------     -----------     ------------
      Total Investment Income               2,996,057        684,248       2,442,112         878,938          301,439
                                          -----------    -----------    ------------     -----------     ------------
EXPENSES:
  Advisory Fees                             1,980,921        456,532       1,087,205         543,219          496,255
  Shareholder Servicing Fees                  846,849        241,412         471,957         372,413          405,078
  Administration and Accounting Fees          147,572         40,933          46,937          44,523           65,166
  Custodian Fees                               11,103         34,381              --          40,000           35,707
  Distribution Fees -- Class A                255,649         59,117         147,036          77,212           80,625
  Distribution Fees -- Class B              1,082,033        208,987         651,793         183,836          220,722
  Distribution Fees -- Class C                415,132         91,378         344,642         111,321          103,263
  Distribution Fees -- Class X                190,588         37,934          68,638          44,255           37,140
  Audit and Legal Fees                         30,308          6,366          18,702           6,855            7,332
  Organization Costs                               --             --              --              --               --
  Directors' Fees                              11,530          2,276           7,119           2,389            2,418
  Registration Fees                            65,000         50,078          55,000          60,000           65,000
  Interest                                         --             --              --              --               --
  Miscellaneous Expenses                      175,728         46,085         122,484          50,050           44,928
                                          -----------    -----------    ------------     -----------     ------------
      Total Expenses                        5,212,413      1,275,479       3,021,513       1,536,073        1,563,634
      Advisory Fee Waivers and
        Expense Reimbursements               (300,293)      (284,573)       (450,407)       (329,316)        (409,716)
                                          -----------    -----------    ------------     -----------     ------------
      Net Expenses                          4,912,120        990,906       2,571,106       1,206,757        1,153,918
                                          -----------    -----------    ------------     -----------     ------------
Net Investment Income (Loss)               (1,916,063)      (306,658)       (128,994)       (327,819)        (852,479)
                                          -----------    -----------    ------------     -----------     ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                             (2,968,913)    (8,188,255)    (10,884,056)     (8,801,158)     (11,048,960)
    Futures Contracts                              --             --              --              --          306,263
    Written Options Contracts                      --             --              --              --               --
    Swap Agreements                                --             --              --              --               --
    Foreign Currency Transactions                  --          1,666              --         (80,039)              --
                                          -----------    -----------    ------------     -----------     ------------
  Net Realized Gain (Loss)                 (2,968,913)    (8,186,589)    (10,884,056)     (8,881,197)     (10,742,697)
                                          -----------    -----------    ------------     -----------     ------------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                             (3,922,730)       467,799     (14,561,972)       (727,464)      (1,678,962)
    Futures Contracts                              --             --              --              --            9,959
    Written Options Contracts                      --             --              --              --               --
    Swap Agreements                                --             --              --              --               --
    Translation of Assets and
      Liabilities
      Denominated in Foreign Currencies            --            395              --           6,770               --
                                          -----------    -----------    ------------     -----------     ------------
  Net Change in Unrealized Appreciation
    (Depreciation)                         (3,922,730)       468,194     (14,561,972)       (720,694)      (1,669,003)
                                          -----------    -----------    ------------     -----------     ------------
  Net Gain (Loss) on Investments           (6,891,643)    (7,718,395)    (25,446,028)     (9,601,891)     (12,411,700)
                                          -----------    -----------    ------------     -----------     ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations             $(8,807,706)   $(8,025,053)   $(25,575,022)    $(9,929,710)    $(13,264,179)
                                          ===========    ===========    ============     ===========     ============

See Notes to Financial Statements.

FOR THE YEAR ENDED OCTOBER 31, 2002
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                              ASAF            ASAF                           ASAF            ASAF
                                             ALGER          GABELLI           ASAF           JANUS         PROFUND
                                            ALL-CAP         ALL-CAP         INVESCO         MID-CAP        MANAGED
                                             GROWTH          VALUE         TECHNOLOGY       GROWTH           OTC
                                              FUND            FUND            FUND           FUND            FUND
                                          ------------    ------------    ------------    -----------    ------------
INVESTMENT INCOME:
  Interest                                $     35,425    $     78,022    $     15,032    $    45,169    $         --
  Dividends                                    125,347       1,245,271           5,718         48,089          38,850
  Security Lending                              23,594          46,274          19,775         15,131          22,721
  Foreign Taxes Withheld                          (298)        (12,557)         (2,106)            --              --
                                          ------------    ------------    ------------    -----------    ------------
      Total Investment Income                  184,068       1,357,010          38,419        108,389          61,571
                                          ------------    ------------    ------------    -----------    ------------
EXPENSES:
  Advisory Fees                                316,068         759,977         258,838        209,908         272,633
  Shareholder Servicing Fees                   213,650         378,284         241,689        198,818         228,326
  Administration and Accounting Fees            46,623          81,860          48,852         49,804          48,644
  Custodian Fees                                14,427           4,850          16,102         21,051          15,660
  Distribution Fees -- Class A                  39,729          96,984          38,248         31,856          37,027
  Distribution Fees -- Class B                 124,223         347,346          99,056         90,845         146,817
  Distribution Fees -- Class C                 109,626         210,069          66,792         44,270          89,509
  Distribution Fees -- Class X                  19,375          48,585          16,495         11,082          10,363
  Audit and Legal Fees                           4,625          11,142           3,688          2,906           4,524
  Organization Costs                                --              --              --             --              --
  Directors' Fees                                1,660           4,000           1,191          1,048           1,556
  Registration Fees                             49,000          55,000          55,000         50,000          65,000
  Interest                                          --             387              --             --              --
  Miscellaneous Expenses                        32,076          74,188          29,164         23,503          34,205
                                          ------------    ------------    ------------    -----------    ------------
      Total Expenses                           971,082       2,072,672         875,115        735,091         954,264
      Advisory Fee Waivers and
        Expense Reimbursements                (229,010)       (289,346)       (292,153)      (263,169)       (269,618)
                                          ------------    ------------    ------------    -----------    ------------
      Net Expenses                             742,072       1,783,326         582,962        471,922         684,646
                                          ------------    ------------    ------------    -----------    ------------
Net Investment Income (Loss)                  (558,004)       (426,316)       (544,543)      (363,533)       (623,075)
                                          ------------    ------------    ------------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                             (10,130,179)     (6,861,802)    (17,907,258)    (8,269,450)    (10,770,515)
    Futures Contracts                               --              --              --             --      (5,304,921)
    Written Options Contracts                       --              --         158,595             --              --
    Swap Agreements                                 --              --              --             --              --
    Foreign Currency Transactions                   --              --              --             --              --
                                          ------------    ------------    ------------    -----------    ------------
  Net Realized Gain (Loss)                 (10,130,179)     (6,861,802)    (17,748,663)    (8,269,450)    (16,075,436)
                                          ------------    ------------    ------------    -----------    ------------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                               1,711,934      (8,663,753)      6,843,093      2,782,632       1,493,605
    Futures Contracts                               --              --              --             --         230,769
    Written Options Contracts                       --              --         (10,091)            --              --
    Swap Agreements                                 --              --              --             --              --
    Translation of Assets and
      Liabilities Denominated in Foreign
      Currencies                                    --              --              --             --              --
                                          ------------    ------------    ------------    -----------    ------------
  Net Change in Unrealized Appreciation
    (Depreciation)                           1,711,934      (8,663,753)      6,791,781      2,782,632       1,724,374
                                          ------------    ------------    ------------    -----------    ------------
  Net Gain (Loss) on Investments            (8,418,245)    (15,525,555)    (10,956,882)    (5,486,818)    (14,351,062)
                                          ------------    ------------    ------------    -----------    ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations             $ (8,976,249)   $(15,951,871)   $(11,501,425)   $(5,850,351)   $(14,974,137)
                                          ============    ============    ============    ===========    ============

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                           ASAF                        ASAF          ASAF
                                         ALLIANCE/       ASAF         SANFORD       T. ROWE       ASAF        ASAF
                                         BERNSTEIN      INVESCO      BERNSTEIN       PRICE        DEAM        DEAM
                                          GROWTH        HEALTH         CORE           TAX       LARGE-CAP   LARGE-CAP
                                          + VALUE      SCIENCES        VALUE        MANAGED      GROWTH       VALUE
                                           FUND          FUND          FUND          FUND        FUND(1)     FUND(1)
                                        -----------   -----------   -----------   -----------   ---------   ---------
INVESTMENT INCOME:
  Interest                              $        --   $     9,615   $        --   $        --   $   1,782   $   2,953
  Dividends                                 201,148       103,786       467,043        54,103          --          --
  Security Lending                            7,983        10,520         8,723         2,852          --          --
  Foreign Taxes Withheld                       (604)       (1,096)         (219)         (347)         --          --
                                        -----------   -----------   -----------   -----------   ---------   ---------
      Total Investment Income               208,527       122,825       475,547        56,608       1,782       2,953
                                        -----------   -----------   -----------   -----------   ---------   ---------
EXPENSES:
  Advisory Fees                             127,036       174,080       162,970        49,389       1,492       2,497
  Shareholder Servicing Fees                121,988       180,601       145,454        88,830      41,720      43,591
  Administration and Accounting Fees         51,973        50,948        50,078        54,022       9,295       9,303
  Custodian Fees                              7,861         2,046        11,277        13,035       2,423       3,031
  Distribution Fees -- Class A               15,346        23,258        19,362         5,928         304         355
  Distribution Fees -- Class B               59,963        70,495        81,597        19,498         389         985
  Distribution Fees -- Class C               23,993        38,485        57,571        19,835         656         829
  Distribution Fees -- Class X               12,389        18,585        13,838           799           3         251
  Audit and Legal Fees                        2,760         3,390         3,572         2,704          20          28
  Organization Costs                             --            --            --            --          --          --
  Directors' Fees                               695           943         1,171           301          16          27
  Registration Fees                          38,000        38,000        35,000        35,000      45,242      45,243
  Interest                                       --            --            --            --          --          --
  Miscellaneous Expenses                     12,644        15,431        23,195         8,341       1,196       1,291
                                        -----------   -----------   -----------   -----------   ---------   ---------
      Total Expenses                        474,648       616,262       605,085       297,682     102,756     107,431
      Advisory Fee Waivers and Expense
        Reimbursements                     (191,459)     (221,727)     (203,496)     (183,957)    (99,466)   (101,821)
                                        -----------   -----------   -----------   -----------   ---------   ---------
      Net Expenses                          283,189       394,535       401,589       113,725       3,290       5,610
                                        -----------   -----------   -----------   -----------   ---------   ---------
Net Investment Income (Loss)                (74,662)     (271,710)       73,958       (57,117)     (1,508)     (2,657)
                                        -----------   -----------   -----------   -----------   ---------   ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                           (1,480,527)   (3,467,958)     (502,140)     (519,461)         --          --
    Futures Contracts                            --            --            --            --     (92,573)   (128,719)
    Written Options Contracts                    --            --            --            --          --          --
    Swap Agreements                              --            --            --            --          --          --
    Foreign Currency Transactions                --        (8,485)           --            --          --          --
                                        -----------   -----------   -----------   -----------   ---------   ---------
  Net Realized Gain (Loss)               (1,480,527)   (3,476,443)     (502,140)     (519,461)    (92,573)   (128,719)
                                        -----------   -----------   -----------   -----------   ---------   ---------
  Net Change in Unrealized
    Appreciation (Depreciation) on:
    Securities                           (1,482,429)       24,231    (3,061,122)     (488,876)         (4)         42
    Futures Contracts                            --            --            --            --      11,716      32,537
    Written Options Contracts                    --            --            --            --          --          --
    Swap Agreements                              --            --            --            --          --          --
    Translation of Assets and
      Liabilities Denominated in
      Foreign Currencies                         --            29            --            --          --          --
                                        -----------   -----------   -----------   -----------   ---------   ---------
  Net Change in Unrealized
    Appreciation (Depreciation)          (1,482,429)       24,260    (3,061,122)     (488,876)     11,712      32,579
                                        -----------   -----------   -----------   -----------   ---------   ---------
  Net Gain (Loss) on Investments         (2,962,956)   (3,452,183)   (3,563,262)   (1,008,337)    (80,861)    (96,140)
                                        -----------   -----------   -----------   -----------   ---------   ---------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations    $(3,037,618)  $(3,723,893)  $(3,489,304)  $(1,065,454)  $ (82,369)  $ (98,797)
                                        ===========   ===========   ===========   ===========   =========   =========

(1) Commenced operations on May 1, 2002.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         ASAF                          ASAF
                                                                       AMERICAN                      AMERICAN
                                                                        CENTURY                       CENTURY
                                                                     INTERNATIONAL                   STRATEGIC
                                                                        GROWTH                       BALANCED
                                                                         FUND                          FUND
                                                              ---------------------------   ---------------------------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                              OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                                  2002           2001           2002           2001
                                                              ------------   ------------   ------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)                                $    114,594   $   (627,666)  $  2,167,551   $  2,480,159
  Net Realized Gain (Loss) on Investments                      (14,665,906)   (23,438,100)   (11,839,781)   (10,514,545)
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments                                                  3,406,080     (3,443,365)    (3,048,899)   (14,786,817)
                                                              ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                 (11,145,232)   (27,509,131)   (12,721,129)   (22,821,203)
                                                              ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                             --             --       (623,174)      (551,442)
    Class B                                                             --             --       (983,902)      (813,002)
    Class C                                                             --             --       (346,475)      (309,993)
    Class X                                                             --             --       (234,865)      (198,452)
  From Net Realized Gains:
    Class A                                                             --             --             --             --
    Class B                                                             --             --             --             --
    Class C                                                             --             --             --             --
    Class X                                                             --             --             --             --
                                                              ------------   ------------   ------------   ------------
Total Distributions                                                     --             --     (2,188,416)    (1,872,889)
                                                              ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS
  Net Increase (Decrease) in Net Assets from Capital Share
    Transactions                                                 3,022,388     15,275,348    (26,958,180)    10,240,282
                                                              ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Assets                         (8,122,844)   (12,233,783)   (41,867,725)   (14,453,810)
NET ASSETS:
  Beginning of Year                                             61,622,142     73,855,925    176,997,932    191,451,742
                                                              ------------   ------------   ------------   ------------
  End of Year                                                 $ 53,499,298   $ 61,622,142   $135,130,207   $176,997,932
                                                              ============   ============   ============   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

               ASAF                          ASAF                          ASAF                          ASAF
               DEAM                        FEDERATED                      GABELLI                       INVESCO
           INTERNATIONAL                  HIGH YIELD                     SMALL-CAP                      CAPITAL
              EQUITY                         BOND                          VALUE                        INCOME
               FUND                          FUND                          FUND                          FUND
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
        2002           2001           2002           2001           2002           2001           2002           2001
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $   (563,587)  $   (935,439)  $ 12,030,389   $ 12,601,980   $ (2,176,018)  $   (948,958)  $  1,877,908   $  3,372,326
       1,732,961    (59,990,971)   (18,610,059)   (13,149,072)    (5,294,390)     4,148,471    (31,875,482)   (12,892,699)
      (6,142,117)       371,975      3,462,208     (6,069,062)    (7,822,128)    (8,032,786)    (4,779,933)   (44,318,297)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (4,972,743)   (60,554,435)    (3,117,462)    (6,616,154)   (15,292,536)    (4,833,273)   (34,777,507)   (53,838,670)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --     (2,163,681)    (2,154,237)            --             --       (723,285)      (854,487)
              --             --     (7,273,697)    (7,452,052)            --             --     (1,094,159)    (1,355,081)
              --             --     (1,688,157)    (1,467,886)            --             --       (440,329)      (550,808)
              --             --     (1,197,819)    (1,527,805)            --             --       (299,688)      (380,087)
              --             --             --             --       (756,607)      (939,272)            --             --
              --             --             --             --     (1,485,308)    (1,615,103)            --             --
              --             --             --             --       (711,102)      (763,582)            --             --
              --             --             --             --       (481,157)      (691,992)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --    (12,323,354)   (12,601,980)    (3,434,174)    (4,009,949)    (2,557,461)    (3,140,463)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (13,584,291)   (26,496,243)    20,270,803     37,474,312     28,615,699     66,982,668    (50,124,627)    55,768,446
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (18,557,034)   (87,050,678)     4,829,987     18,256,178      9,888,989     58,139,446    (87,459,595)    (1,210,687)
      70,858,429    157,909,107    137,839,996    119,583,818    161,813,033    103,673,587    290,335,757    291,546,444
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 52,301,395   $ 70,858,429   $142,669,983   $137,839,996   $171,702,022   $161,813,033   $202,876,162   $290,335,757
    ============   ============   ============   ============   ============   ============   ============   ============

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            ASAF
                                                                           JANUS                            ASAF
                                                                          CAPITAL                           MONEY
                                                                           GROWTH                          MARKET
                                                                            FUND                            FUND
                                                              --------------------------------   ---------------------------
                                                                YEAR ENDED       YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                               OCTOBER 31,       OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
                                                                   2002             2001             2002           2001
                                                              --------------   ---------------   ------------   ------------
FROM OPERATIONS:
 Net Investment Income (Loss)                                 $   (9,845,979)  $    (5,405,152)  $  1,371,567   $ 13,302,344
 Net Realized Gain (Loss) on Investments                        (199,415,635)     (386,233,702)         1,602         36,474
 Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                    17,358,778      (595,527,337)            --             --
                                                              --------------   ---------------   ------------   ------------
 Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                   (191,902,836)     (987,166,191)     1,373,169     13,338,818
                                                              --------------   ---------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment Income:
   Class A                                                                --                --     (1,027,580)    (7,192,156)
   Class B                                                                --                --       (210,228)    (3,319,789)
   Class C                                                                --                --        (92,765)    (1,960,522)
   Class X                                                                --                --        (40,994)      (829,877)
 From Net Realized Gains:
   Class A                                                                --                --        (15,071)        (1,437)
   Class B                                                                --                --        (13,342)          (985)
   Class C                                                                --                --         (5,616)          (546)
   Class X                                                                --                --         (2,444)          (238)
                                                              --------------   ---------------   ------------   ------------
Total Distributions                                                       --                --     (1,408,040)   (13,305,550)
                                                              --------------   ---------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS
 Net Increase (Decrease) in Net Assets from Capital Share
   Transactions                                                 (273,106,396)     (254,394,746)   (29,593,839)   193,899,178
                                                              --------------   ---------------   ------------   ------------
 Net Increase (Decrease) in Net Assets                          (465,009,232)   (1,241,560,937)   (29,628,710)   193,932,446
NET ASSETS:
   Beginning of Year                                           1,035,578,903     2,277,139,840    428,885,147    234,952,701
                                                              --------------   ---------------   ------------   ------------
   End of Year                                                $  570,569,671   $ 1,035,578,903   $399,256,437   $428,885,147
                                                              ==============   ===============   ============   ============

See Notes to Financial Statements.

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                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

               ASAF                                                                                       ASAF
               PIMCO                          ASAF                                                      ALLIANCE
               TOTAL                          PBHG                          ASAF                         GROWTH
              RETURN                       SMALL-CAP                      ALLIANCE                         AND
               BOND                          GROWTH                        GROWTH                        INCOME
               FUND                           FUND                          FUND                          FUND
    ---------------------------   ----------------------------   ---------------------------   ---------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
        2002           2001           2002           2001            2002           2001           2002           2001
    ------------   ------------   ------------   -------------   ------------   ------------   ------------   ------------
    $ 12,248,533   $ 11,376,297   $ (2,883,639)  $  (3,584,663)  $ (1,564,278)  $ (1,855,383)  $   (441,195)  $ (1,187,874)
      19,712,071      9,002,571    (24,391,838)    (86,073,684)   (25,454,907)   (53,935,085)   (56,250,042)     7,030,890
     (15,159,875)    14,474,145     (9,780,239)    (33,858,003)     3,861,991     (5,052,748)   (12,611,347)   (33,312,765)
    ------------   ------------   ------------   -------------   ------------   ------------   ------------   ------------
      16,800,729     34,853,013    (37,055,716)   (123,516,350)   (23,157,194)   (60,843,216)   (69,302,584)   (27,469,749)
    ------------   ------------   ------------   -------------   ------------   ------------   ------------   ------------
      (3,277,457)    (2,672,153)            --              --             --             --             --             --
      (6,618,081)    (6,016,288)            --              --             --             --             --             --
      (2,415,799)    (1,812,902)            --              --             --             --             --             --
        (985,209)    (1,008,418)            --              --             --             --             --             --
      (2,075,737)            --             --              --             --     (3,030,562)    (1,693,826)    (2,205,569)
      (4,949,109)            --             --              --             --     (7,825,219)    (3,891,106)    (4,988,514)
      (1,658,462)            --             --              --             --     (2,439,979)    (1,665,152)    (2,165,936)
        (734,888)            --             --              --             --     (2,251,428)      (901,588)    (1,460,865)
    ------------   ------------   ------------   -------------   ------------   ------------   ------------   ------------
     (22,714,742)   (11,509,761)            --              --             --       (821,629)    (8,151,672)   (10,820,884)
    ------------   ------------   ------------   -------------   ------------   ------------   ------------   ------------
     131,271,808    209,005,933    (35,043,810)    (64,061,460)   (13,440,360)    33,180,702    (10,941,956)   116,706,656
    ------------   ------------   ------------   -------------   ------------   ------------   ------------   ------------
     125,357,795    232,349,185    (72,099,526)   (187,577,810)   (36,597,554)   (43,209,702)   (88,396,212)    78,416,023
     418,298,281    185,949,096    173,694,785     361,272,595    122,078,075    165,287,777    319,159,791    240,743,768
    ------------   ------------   ------------   -------------   ------------   ------------   ------------   ------------
    $543,656,076   $418,298,281   $101,595,259   $ 173,694,785   $ 85,480,521   $122,078,075   $230,763,579   $319,159,791
    ============   ============   ============   =============   ============   ============   ============   ============

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          ASAF                           ASAF
                                                                         JANUS                         MARSICO
                                                                        OVERSEAS                       CAPITAL
                                                                         GROWTH                         GROWTH
                                                                          FUND                           FUND
                                                              ----------------------------   ----------------------------
                                                               YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                              OCTOBER 31,     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                                                  2002           2001            2002           2001
                                                              ------------   -------------   ------------   -------------
FROM OPERATIONS:
 Net Investment Income (Loss)                                 $   (777,192)  $  (3,878,599)  $ (9,704,077)  $ (10,178,839)
 Net Realized Gain (Loss) on Investments                       (44,466,516)   (112,823,718)   (69,255,328)   (145,613,850)
 Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                  12,895,634     (85,467,259)    50,361,101    (165,919,771)
                                                              ------------   -------------   ------------   -------------
 Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                  (32,348,074)   (202,169,576)   (28,598,304)   (321,712,460)
                                                              ------------   -------------   ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment Income:
   Class A                                                              --      (4,484,594)            --              --
   Class B                                                              --      (6,248,039)            --              --
   Class C                                                              --      (3,476,082)            --              --
   Class X                                                              --      (1,483,930)            --              --
 From Net Realized Gains:
   Class A                                                              --              --             --              --
   Class B                                                              --              --             --              --
   Class C                                                              --              --             --              --
   Class X                                                              --              --             --              --
                                                              ------------   -------------   ------------   -------------
Total Distributions                                                     --     (15,692,645)            --              --
                                                              ------------   -------------   ------------   -------------
CAPITAL SHARE TRANSACTIONS
 Net Increase (Decrease) in Net Assets from Capital Share
   Transactions                                                (69,188,569)   (101,474,046)   (64,123,486)    (85,415,156)
                                                              ------------   -------------   ------------   -------------
 Net Increase (Decrease) in Net Assets                        (101,536,643)   (319,336,267)   (92,721,790)   (407,127,616)
NET ASSETS:
 Beginning of Year                                             248,763,082     568,099,349    688,763,402   1,095,891,018
                                                              ------------   -------------   ------------   -------------
 End of Year                                                  $147,226,439   $ 248,763,082   $596,041,612   $ 688,763,402
                                                              ============   =============   ============   =============

See Notes to Financial Statements.

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                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

               ASAF                          ASAF                          ASAF                         ASAF
             NEUBERGER                     NEUBERGER                       MFS                         SANFORD
              BERMAN                        BERMAN                        GROWTH                      BERNSTEIN
              MID-CAP                       MID-CAP                        WITH                        MANAGED
              GROWTH                         VALUE                        INCOME                        INDEX
               FUND                          FUND                          FUND                       500 FUND
    ---------------------------   ---------------------------   --------------------------   ---------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
        2002           2001           2002           2001          2002           2001           2002           2001
    ------------   ------------   ------------   ------------   -----------   ------------   ------------   ------------
    $ (3,966,989)  $ (4,987,035)  $ (1,916,063)  $ (1,091,539)  $  (306,658)  $   (277,659)  $   (128,994)  $   (152,534)
     (54,023,532)  (136,307,502)    (2,968,913)     1,518,737    (8,186,589)    (6,843,948)   (10,884,056)    (9,563,270)
      11,371,057    (41,590,575)    (3,922,730)   (20,580,308)      468,194     (4,621,139)   (14,561,972)   (13,516,473)
    ------------   ------------   ------------   ------------   -----------   ------------   ------------   ------------
     (46,619,464)  (182,885,112)    (8,807,706)   (20,153,110)   (8,025,053)   (11,742,746)   (25,575,022)   (23,232,277)
    ------------   ------------   ------------   ------------   -----------   ------------   ------------   ------------
              --             --             --             --            --             --             --         (2,327)
              --             --             --             --            --             --             --             --
              --             --             --             --            --             --             --             --
              --             --             --             --            --             --             --             --
              --             --       (369,243)      (203,068)           --             --             --         (9,612)
              --             --       (760,903)      (388,821)           --             --             --        (21,460)
              --             --       (295,726)      (164,240)           --             --             --        (13,506)
              --             --       (135,179)       (65,500)           --             --             --         (2,963)
    ------------   ------------   ------------   ------------   -----------   ------------   ------------   ------------
              --             --     (1,561,051)      (821,629)           --             --             --        (49,868)
    ------------   ------------   ------------   ------------   -----------   ------------   ------------   ------------
     (33,614,652)     3,952,482     11,290,680     93,867,143       354,627     23,249,133     40,186,923     53,495,912
    ------------   ------------   ------------   ------------   -----------   ------------   ------------   ------------
     (80,234,116)  (178,932,630)       921,923     72,892,404    (7,670,426)    11,506,387     14,611,901     30,213,767
     230,791,066    409,723,696    190,703,291    117,810,887    45,132,011     33,625,624    113,873,180     83,659,413
    ------------   ------------   ------------   ------------   -----------   ------------   ------------   ------------
    $150,556,950   $230,791,066   $191,625,214   $190,703,291   $37,461,585   $ 45,132,011   $128,485,081   $113,873,180
    ============   ============   ============   ============   ===========   ============   ============   ============

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         ASAF                         ASAF
                                                                        STRONG                        DEAM
                                                                    INTERNATIONAL                   SMALL-CAP
                                                                        EQUITY                       GROWTH
                                                                         FUND                         FUND
                                                              --------------------------   ---------------------------
                                                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                              OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                                 2002           2001           2002           2001
                                                              -----------   ------------   ------------   ------------
FROM OPERATIONS:
 Net Investment Income (Loss)                                 $  (327,819)  $   (390,139)  $   (852,479)  $   (942,078)
 Net Realized Gain (Loss) on Investments                       (8,881,197)   (15,127,754)   (10,742,697)   (30,086,587)
 Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                   (720,694)    (1,091,642)    (1,669,003)    (1,953,876)
                                                              -----------   ------------   ------------   ------------
 Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                  (9,929,710)   (16,609,535)   (13,264,179)   (32,982,541)
                                                              -----------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment Income:
   Class A                                                             --             --             --             --
   Class B                                                             --             --             --             --
   Class C                                                             --             --             --             --
   Class X                                                             --             --             --             --
 From Net Realized Gains:
   Class A                                                             --             --             --             --
   Class B                                                             --             --             --             --
   Class C                                                             --             --             --             --
   Class X                                                             --             --             --             --
                                                              -----------   ------------   ------------   ------------
Total Distributions                                                    --             --             --             --
                                                              -----------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS
 Net Increase (Decrease) in Net Assets from Capital Share
   Transactions                                                 2,291,588     18,350,575     (4,221,795)    24,310,237
                                                              -----------   ------------   ------------   ------------
 Net Increase (Decrease) in Net Assets                         (7,638,122)     1,741,040    (17,485,974)    (8,672,304)
NET ASSETS:
 Beginning of Year                                             48,321,912     46,580,872     55,547,411     64,219,715
                                                              -----------   ------------   ------------   ------------
 End of Year                                                  $40,683,790   $ 48,321,912   $ 38,061,437   $ 55,547,411
                                                              ===========   ============   ============   ============

See Notes to Financial Statements.

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                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

               ASAF                          ASAF                                                       ASAF
               ALGER                       GABELLI                        ASAF                         JANUS
              ALL-CAP                      ALL-CAP                       INVESCO                      MID-CAP
              GROWTH                        VALUE                      TECHNOLOGY                      GROWTH
               FUND                          FUND                         FUND                          FUND
    ---------------------------   --------------------------   ---------------------------   --------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
        2002         2001(1)          2002         2001(1)         2002         2001(1)         2002         2001(1)
    ------------   ------------   ------------   -----------   ------------   ------------   -----------   ------------
    $   (558,004)  $   (293,180)  $   (426,316)  $  (140,703)  $   (544,543)  $   (488,437)  $  (363,533)  $   (349,006)
     (10,130,179)    (7,531,819)    (6,861,802)     (738,863)   (17,748,663)   (20,174,947)   (8,269,450)   (15,988,016)
       1,711,934     (2,516,494)    (8,663,753)   (8,463,131)     6,791,781    (13,377,957)    2,782,632     (5,107,699)
    ------------   ------------   ------------   -----------   ------------   ------------   -----------   ------------
      (8,976,249)   (10,341,493)   (15,951,871)   (9,342,697)   (11,501,425)   (34,041,341)   (5,850,351)   (21,444,721)
    ------------   ------------   ------------   -----------   ------------   ------------   -----------   ------------
              --        (10,591)            --       (10,835)            --        (10,070)           --        (10,249)
              --         (2,354)            --        (9,113)            --             --            --         (4,666)
              --         (2,115)            --        (6,052)            --             --            --         (2,109)
              --           (283)            --        (1,562)            --             --            --           (386)
              --             --             --          (795)            --             --            --             --
              --             --             --        (1,456)            --             --            --             --
              --             --             --          (951)            --             --            --             --
              --             --             --          (243)            --             --            --             --
    ------------   ------------   ------------   -----------   ------------   ------------   -----------   ------------
              --        (15,343)            --       (31,007)            --        (10,070)           --        (17,410)
    ------------   ------------   ------------   -----------   ------------   ------------   -----------   ------------
       3,019,905     29,753,115      9,585,391    72,244,204        864,925     35,959,982     2,435,607     25,339,665
    ------------   ------------   ------------   -----------   ------------   ------------   -----------   ------------
      (5,956,344)    19,396,279     (6,366,480)   62,870,500    (10,636,500)     1,908,571    (3,414,744)     3,877,534
      32,540,576     13,144,297     70,629,246     7,758,746     27,016,766     25,108,195    20,971,066     17,093,532
    ------------   ------------   ------------   -----------   ------------   ------------   -----------   ------------
    $ 26,584,232   $ 32,540,576   $ 64,262,766   $70,629,246   $ 16,380,266   $ 27,016,766   $17,556,322   $ 20,971,066
    ============   ============   ============   ===========   ============   ============   ===========   ============

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      ASAF
                                                                         ASAF                       ALLIANCE/
                                                                        PROFUND                     BERNSTEIN
                                                                        MANAGED                      GROWTH
                                                                          OTC                        + VALUE
                                                                         FUND                         FUND
                                                              ---------------------------   -------------------------
                                                               YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                              OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
                                                                  2002           2001          2002         2001(1)
                                                              ------------   ------------   -----------   -----------
FROM OPERATIONS:
 Net Investment Income (Loss)                                 $   (623,075)  $   (549,699)  $   (74,662)  $  (17,118)
 Net Realized Gain (Loss) on Investments                       (16,075,436)   (22,980,087)   (1,480,527)     (74,188)
 Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                   1,724,374    (12,548,976)   (1,482,429)    (592,221)
                                                              ------------   ------------   -----------   ----------
 Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                  (14,974,137)   (36,078,762)   (3,037,618)    (683,527)
                                                              ------------   ------------   -----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment Income:
   Class A                                                              --             --            --           --
   Class B                                                              --             --            --           --
   Class C                                                              --             --            --           --
   Class X                                                              --             --            --           --
 From Net Realized Gains:
   Class A                                                              --             --            --           --
   Class B                                                              --             --            --           --
   Class C                                                              --             --            --           --
   Class X                                                              --             --            --           --
                                                              ------------   ------------   -----------   ----------
Total Distributions                                                     --             --            --           --
                                                              ------------   ------------   -----------   ----------
CAPITAL SHARE TRANSACTIONS
 Net Increase (Decrease) in Net Assets from Capital Share
   Transactions                                                 10,119,586     38,553,305     5,603,680    9,696,925
                                                              ------------   ------------   -----------   ----------
 Net Increase (Decrease) in Net Assets                          (4,854,551)     2,474,543     2,566,062    9,013,398
NET ASSETS:
 Beginning of Year                                              29,335,673     26,861,130     9,013,398           --
                                                              ------------   ------------   -----------   ----------
 End of Year                                                  $ 24,481,122   $ 29,335,673   $11,579,460   $9,013,398
                                                              ============   ============   ===========   ==========

(1) Commenced operations on March 1, 2001.
(2) Commenced operations on May 1, 2002.

See Notes to Financial Statements.

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                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                          ASAF                        ASAF
              ASAF                       SANFORD                     T. ROWE               ASAF          ASAF
             INVESCO                    BERNSTEIN                     PRICE                DEAM          DEAM
             HEALTH                       CORE                         TAX               LARGE-CAP     LARGE-CAP
            SCIENCES                      VALUE                      MANAGED              GROWTH         VALUE
              FUND                        FUND                        FUND                 FUND          FUND
    -------------------------   -------------------------   -------------------------   -----------   -----------
    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
       2002         2001(1)        2002         2001(1)        2002         2001(1)       2002(2)       2002(2)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $  (271,710)  $   (58,107)  $    73,958   $    9,215        (57,117)  $  (12,026)    $ (1,508)    $   (2,657)
     (3,476,443)      (54,763)     (502,140)      26,493       (519,461)     (43,911)     (92,573)      (128,719)
         24,260       344,681    (3,061,122)    (454,110)      (488,876)    (271,443)      11,712         32,579
    -----------   -----------   -----------   ----------    -----------   ----------     --------     ----------
     (3,723,893)      231,811    (3,489,304)    (418,402)    (1,065,454)    (327,380)     (82,369)       (98,797)
    -----------   -----------   -----------   ----------    -----------   ----------     --------     ----------
             --            --       (17,624)          --             --           --           --             --
             --            --        (5,102)          --             --           --           --             --
             --            --        (3,758)          --             --           --           --             --
             --            --          (514)          --             --           --           --             --
             --            --        (6,408)          --             --           --           --             --
             --            --       (10,932)          --             --           --           --             --
             --            --        (8,056)          --             --           --           --             --
             --            --        (1,103)          --             --           --           --             --
    -----------   -----------   -----------   ----------    -----------   ----------     --------     ----------
             --            --       (53,497)          --             --           --           --             --
    -----------   -----------   -----------   ----------    -----------   ----------     --------     ----------
      6,255,997    14,528,212    17,788,953    9,516,032      4,078,781    3,209,869      695,120      1,231,407
    -----------   -----------   -----------   ----------    -----------   ----------     --------     ----------
      2,532,104    14,760,023    14,246,152    9,097,630      3,013,327    2,882,489      612,751      1,132,610
     14,760,023            --     9,097,630           --      2,882,489           --           --             --
    -----------   -----------   -----------   ----------    -----------   ----------     --------     ----------
    $17,292,127   $14,760,023   $23,343,782   $9,097,630      5,895,816   $2,882,489     $612,751     $1,132,610
    ===========   ===========   ===========   ==========    ===========   ==========     ========     ==========

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                         Increase (Decrease) from
                                                                          Investment Operations
                                                                  --------------------------------------
                                                       Net Asset     Net
                                                         Value    Investment   Net Realized   Total from
                                           Period      Beginning    Income     & Unrealized   Investment
                                            Ended      of Period    (Loss)     Gain (Loss)    Operations
                                         -----------   ---------  ----------   ------------   ----------
ASAF AMERICAN CENTURY
INTERNATIONAL
GROWTH FUND(11):
----------------------------------
----------------------------------
Class A                                  10/31/02       $  7.26     $ 0.03        $(1.34)       $(1.31)
                                         10/31/01         10.98      (0.04)        (3.68)        (3.72)
                                         10/31/00         10.99      (0.15)         0.14         (0.01)
                                         10/31/99          9.39      (0.01)         1.68          1.67
                                         10/31/98          8.93      (0.02)         0.48          0.46
Class B                                  10/31/02          7.33         --+        (1.35)        (1.35)
                                         10/31/01         11.15      (0.10)        (3.72)        (3.82)
                                         10/31/00         11.22      (0.21)         0.14         (0.07)
                                         10/31/99          9.59      (0.08)         1.73          1.65
                                         10/31/98          9.16      (0.07)         0.50          0.43
Class C                                  10/31/02          7.31         --+        (1.34)        (1.34)
                                         10/31/01         11.13      (0.09)        (3.73)        (3.82)
                                         10/31/00         11.21      (0.21)         0.13         (0.08)
                                         10/31/99          9.57      (0.08)         1.74          1.66
                                         10/31/98          9.16      (0.06)         0.47          0.41
Class X                                  10/31/02          7.34         --+        (1.34)        (1.34)
                                         10/31/01         11.17      (0.10)        (3.73)        (3.83)
                                         10/31/00         11.25      (0.20)         0.12         (0.08)
                                         10/31/99          9.61      (0.09)         1.75          1.66
                                         10/31/98          9.18      (0.07)         0.50          0.43
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
----------------------------------
----------------------------------
Class A                                  10/31/02       $ 11.54     $ 0.19(a)     $(1.04)(a)    $(0.85)
                                         10/31/01         13.14       0.21         (1.64)        (1.43)
                                         10/31/00         12.85       0.23          0.39          0.62
                                         10/31/99         10.89       0.19          1.89          2.08
                                         10/31/98          9.99       0.15          0.84          0.99
Class B                                  10/31/02         11.50       0.14(a)      (1.03)(a)     (0.89)
                                         10/31/01         13.10       0.15         (1.64)        (1.49)
                                         10/31/00         12.81       0.16          0.39          0.55
                                         10/31/99         10.86       0.12          1.88          2.00
                                         10/31/98          9.96       0.09          0.85          0.94
Class C                                  10/31/02         11.50       0.14(a)      (1.03)(a)     (0.89)
                                         10/31/01         13.10       0.15         (1.64)        (1.49)
                                         10/31/00         12.80       0.16          0.40          0.56
                                         10/31/99         10.87       0.11          1.87          1.98
                                         10/31/98          9.98       0.09          0.84          0.93
Class X                                  10/31/02         11.50       0.14(a)      (1.03)(a)     (0.89)
                                         10/31/01         13.09       0.15         (1.63)        (1.48)
                                         10/31/00         12.80       0.16          0.39          0.55
                                         10/31/99         10.85       0.11          1.89          2.00
                                         10/31/98          9.96       0.09          0.84          0.93
ASAF DEAM INTERNATIONAL
EQUITY FUND:
----------------------------------
----------------------------------
Class A                                  10/31/02       $  8.83     $(0.04)       $(0.88)       $(0.92)
                                         10/31/01         15.96      (0.06)        (7.07)        (7.13)
                                         10/31/00         13.56      (0.16)         3.28          3.12
                                         10/31/99         10.27      (0.14)         3.43          3.29
                                         10/31/98          9.87      (0.02)         0.45          0.43
Class B                                  10/31/02          8.67      (0.08)        (0.86)        (0.94)
                                         10/31/01         15.74      (0.12)        (6.95)        (7.07)
                                         10/31/00         13.44      (0.26)         3.28          3.02
                                         10/31/99         10.23      (0.22)         3.43          3.21
                                         10/31/98          9.85      (0.08)         0.46          0.38
Class C                                  10/31/02          8.63      (0.08)        (0.85)        (0.93)
                                         10/31/01         15.68      (0.12)        (6.93)        (7.05)
                                         10/31/00         13.43      (0.26)         3.23          2.97
                                         10/31/99         10.22      (0.21)         3.42          3.21
                                         10/31/98          9.86      (0.08)         0.44          0.36
Class X                                  10/31/02          8.66      (0.08)        (0.86)        (0.94)
                                         10/31/01         15.71      (0.12)        (6.93)        (7.05)
                                         10/31/00         13.43      (0.27)         3.27          3.00
                                         10/31/99         10.21      (0.19)         3.41          3.22
                                         10/31/98          9.84      (0.08)         0.45          0.37


                                                  Less Distributions
                                        --------------------------------------

                                         From Net     In Excess of    From Net
                                        Investment   Net Investment   Realized
                                          Income         Income        Gains
                                        ----------   --------------   --------
ASAF AMERICAN CENTURY
INTERNATIONAL
GROWTH FUND(11):
----------------------------------
----------------------------------
Class A                                   $   --         $   --        $   --
                                              --             --            --
                                              --             --            --
                                              --          (0.07)           --
                                              --             --            --
Class B                                       --             --            --
                                              --             --            --
                                              --             --            --
                                              --          (0.02)           --
                                              --             --            --
Class C                                       --             --            --
                                              --             --            --
                                              --             --            --
                                              --          (0.02)           --
                                              --             --            --
Class X                                       --             --            --
                                              --             --            --
                                              --             --            --
                                              --          (0.02)           --
                                              --             --            --
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
----------------------------------
----------------------------------
Class A                                   $(0.19)        $   --        $   --
                                           (0.17)            --            --
                                           (0.20)            --         (0.13)
                                           (0.12)            --            --
                                           (0.09)            --            --
Class B                                    (0.14)            --            --
                                           (0.11)            --            --
                                           (0.13)            --         (0.13)
                                           (0.05)            --            --
                                           (0.04)            --            --
Class C                                    (0.14)            --            --
                                           (0.11)            --            --
                                           (0.13)            --         (0.13)
                                           (0.05)            --            --
                                           (0.04)            --            --
Class X                                    (0.14)            --            --
                                           (0.11)            --            --
                                           (0.13)            --         (0.13)
                                           (0.05)            --            --
                                           (0.04)            --            --
ASAF DEAM INTERNATIONAL
EQUITY FUND:
----------------------------------
----------------------------------
Class A                                   $   --         $   --        $   --
                                              --             --            --
                                              --             --         (0.72)
                                              --             --            --
                                           (0.03)            --            --
Class B                                       --             --            --
                                              --             --            --
                                              --             --         (0.72)
                                              --             --            --
                                              --             --            --
Class C                                       --             --            --
                                              --             --            --
                                              --             --         (0.72)
                                              --             --            --
                                              --             --            --
Class X                                       --             --            --
                                              --             --            --
                                              --             --         (0.72)
                                              --             --            --
                                              --             --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                        Supplemental Data             Ratios of Expenses to Average Net Assets (2)
                              -------------------------------------   --------------------------------------------
                  Net Asset               Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total       Value End     Total     End of Period   Turnover    Operating    Reimbursement    Reimbursement
  Distributions   of Period   Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)    and Waiver(3)
  -------------   ---------   ---------   -------------   ---------   ----------   --------------   --------------
     $   --        $ 5.95      (18.04%)      $13,114         287%        2.10%          2.10%            2.74%
         --          7.26      (33.88%)       17,088         202%        2.14%          2.14%            2.64%
         --         10.98       (0.09%)       20,109         165%        2.10%          2.10%            2.53%
      (0.07)        10.99       17.82%         4,623          31%        2.10%          2.12%            3.36%
         --          9.39        5.15%         1,685          20%        2.10%          2.10%            6.06%
         --          5.98      (18.42%)       19,987         287%        2.60%          2.60%            3.25%
         --          7.33      (34.26%)       23,795         202%        2.64%          2.64%            3.14%
         --         11.15       (0.71%)       28,739         165%        2.60%          2.60%            3.01%
      (0.02)        11.22       17.30%         9,257          31%        2.60%          2.62%            3.86%
         --          9.59        4.69%         3,318          20%        2.60%          2.60%            6.50%
         --          5.97      (18.33%)       15,065         287%        2.60%          2.60%            3.25%
         --          7.31      (34.32%)       13,837         202%        2.64%          2.64%            3.14%
         --         11.13       (0.71%)       16,225         165%        2.60%          2.60%            3.03%
      (0.02)        11.21       17.33%         4,379          31%        2.60%          2.62%            3.90%
         --          9.57        4.48%         2,282          20%        2.60%          2.60%            6.55%
         --          6.00      (18.26%)        5,334         287%        2.60%          2.60%            3.25%
         --          7.34      (34.29%)        6,901         202%        2.64%          2.64%            3.13%
         --         11.17       (0.71%)        8,783         165%        2.60%          2.60%            2.97%
      (0.02)        11.25       17.26%         6,727          31%        2.60%          2.62%            3.94%
         --          9.61        4.68%         5,144          20%        2.60%          2.60%            6.54%
     $(0.19)       $10.50       (7.46%)      $29,785         119%        1.65%          1.65%            1.96%
      (0.17)        11.54      (10.96%)       37,523         122%        1.65%          1.65%            1.91%
      (0.33)        13.14        4.87%        38,001         119%        1.64%          1.64%            1.91%
      (0.12)        12.85       19.10%        24,443         104%        1.60%          1.60%            2.15%
      (0.09)        10.89        9.93%         3,359          93%        1.60%          1.60%            4.32%
      (0.14)        10.47       (7.87%)       67,109         119%        2.15%          2.15%            2.46%
      (0.11)        11.50      (11.44%)       86,075         122%        2.15%          2.15%            2.41%
      (0.26)        13.10        4.27%        93,323         119%        2.14%          2.14%            2.42%
      (0.05)        12.81       18.46%        65,933         104%        2.10%          2.10%            2.67%
      (0.04)        10.86        9.45%         8,272          93%        2.10%          2.10%            4.65%
      (0.14)        10.47       (7.87%)       22,188         119%        2.15%          2.15%            2.45%
      (0.11)        11.50      (11.44%)       32,294         122%        2.15%          2.15%            2.41%
      (0.26)        13.10        4.35%        36,859         119%        2.14%          2.14%            2.42%
      (0.05)        12.80       18.26%        20,769         104%        2.10%          2.10%            2.67%
      (0.04)        10.87        9.33%         3,202          93%        2.10%          2.10%            4.77%
      (0.14)        10.47       (7.96%)       16,048         119%        2.15%          2.15%            2.46%
      (0.11)        11.50      (11.38%)       21,106         122%        2.15%          2.15%            2.41%
      (0.26)        13.09        4.27%        23,269         119%        2.14%          2.14%            2.42%
      (0.05)        12.80       18.48%        19,258         104%        2.10%          2.10%            2.67%
      (0.04)        10.85        9.34%         7,164          93%        2.10%          2.10%            4.66%
     $   --        $ 7.91      (10.52%)      $12,754         515%        2.20%          2.20%            3.30%
         --          8.83      (44.61%)       17,371         655%        2.20%          2.20%            3.10%
      (0.72)        15.96       22.04%        44,940         516%        2.17%          2.17%            2.79%
         --         13.56       32.04%         2,374         268%        2.10%          2.10%            4.53%
      (0.03)        10.27        4.32%           886          49%        2.10%          2.10%            9.20%
         --          7.73      (10.84%)       23,271         515%        2.70%          2.70%            3.81%
         --          8.67      (44.92%)       32,208         655%        2.70%          2.70%            3.61%
      (0.72)        15.74       21.47%        67,929         516%        2.64%          2.64%            3.20%
         --         13.44       31.38%         7,722         268%        2.60%          2.60%            5.04%
         --         10.23        3.90%         1,387          49%        2.60%          2.60%            9.80%
         --          7.70      (10.88%)       10,601         515%        2.70%          2.70%            3.82%
         --          8.63      (44.90%)       14,028         655%        2.70%          2.70%            3.62%
      (0.72)        15.68       21.10%        31,232         516%        2.65%          2.65%            3.24%
         --         13.43       31.41%         2,540         268%        2.60%          2.60%            5.05%
         --         10.22        3.69%           872          49%        2.60%          2.60%            9.72%
         --          7.72      (10.85%)        5,676         515%        2.70%          2.70%            3.81%
         --          8.66      (44.91%)        7,252         655%        2.70%          2.70%            3.62%
      (0.72)        15.71       21.34%        13,809         516%        2.63%          2.63%            3.15%
         --         13.43       31.54%         4,305         268%        2.60%          2.60%            5.07%
         --         10.21        3.80%         2,404          49%        2.60%          2.60%            9.58%


Ratio of Net Investment
   Income (Loss) to
Average Net Assets (2)
-----------------------
          0.50%
         (0.37%)
         (1.28%)
         (0.28%)
         (0.16%)
          0.03%
         (1.08%)
         (1.76%)
         (0.80%)
         (0.70%)
          0.06%
         (1.01%)
         (1.76%)
         (0.83%)
         (0.58%)
          0.04%
         (1.09%)
         (1.64%)
         (0.86%)
         (0.68%)
          1.71%(a)
          1.71%
          1.71%
          1.44%
          1.30%
          1.21%(a)
          1.22%
          1.21%
          0.94%
          0.80%
          1.21%(a)
          1.22%
          1.21%
          0.92%
          0.79%
          1.21%(a)
          1.22%
          1.20%
          0.88%
          0.79%
         (0.47%)
         (0.49%)
         (0.87%)
         (1.19%)
         (0.28%)
         (0.93%)
         (1.01%)
         (1.38%)
         (1.84%)
         (0.74%)
         (0.91%)
         (0.99%)
         (1.37%)
         (1.74%)
         (0.79%)
         (0.92%)
         (1.01%)
         (1.42%)
         (1.63%)
         (0.76%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                      Increase (Decrease) from
                                                                       Investment Operations
                                                               --------------------------------------
                                                   Net Asset      Net
                                                     Value     Investment   Net Realized   Total from
                                         Period    Beginning     Income     & Unrealized   Investment
                                         Ended     of Period     (Loss)     Gain (Loss)    Operations
                                        --------   ---------   ----------   ------------   ----------
ASAF FEDERATED
HIGH YIELD BOND FUND:
---------------------------------
---------------------------------
 Class A                                10/31/02    $ 6.96       $ 0.59(b)     $(0.69)(b)    $(0.10)
                                        10/31/01      8.02         0.75         (1.06)        (0.31)
                                        10/31/00      9.13         0.85         (1.11)        (0.26)
                                        10/31/99      9.38         0.80         (0.25)         0.55
                                        10/31/98      9.93         0.74         (0.55)         0.19
 Class B                                10/31/02      6.96         0.55(b)      (0.69)(b)     (0.14)
                                        10/31/01      8.02         0.71         (1.06)        (0.35)
                                        10/31/00      9.13         0.80         (1.11)        (0.31)
                                        10/31/99      9.39         0.75         (0.26)         0.49
                                        10/31/98      9.93         0.69         (0.54)         0.15
 Class C                                10/31/02      6.96         0.55(b)      (0.68)(b)     (0.13)
                                        10/31/01      8.02         0.71         (1.06)        (0.35)
                                        10/31/00      9.13         0.80         (1.11)        (0.31)
                                        10/31/99      9.38         0.75         (0.25)         0.50
                                        10/31/98      9.93         0.69         (0.55)         0.14
 Class X                                10/31/02      6.95         0.55(b)      (0.68)(b)     (0.13)
                                        10/31/01      8.01         0.71         (1.06)        (0.35)
                                        10/31/00      9.13         0.80         (1.12)        (0.32)
                                        10/31/99      9.39         0.75         (0.26)         0.49
                                        10/31/98      9.93         0.69         (0.54)         0.15
ASAF GABELLI
SMALL-CAP VALUE FUND:
---------------------------------
---------------------------------
 Class A                                10/31/02    $10.29       $(0.08)       $(0.34)       $(0.42)
                                        10/31/01     10.58        (0.03)         0.12          0.09
                                        10/31/00      8.90         0.03          1.89          1.92
                                        10/31/99      8.85         0.02          0.06          0.08
                                        10/31/98     10.46         0.04         (1.62)        (1.58)
 Class B                                10/31/02     10.11        (0.13)        (0.33)        (0.46)
                                        10/31/01     10.46        (0.08)         0.11          0.03
                                        10/31/00      8.84        (0.02)         1.88          1.86
                                        10/31/99      8.80        (0.03)         0.07          0.04
                                        10/31/98     10.44        (0.02)        (1.61)        (1.63)
 Class C                                10/31/02     10.10        (0.13)        (0.33)        (0.46)
                                        10/31/01     10.45        (0.08)         0.11          0.03
                                        10/31/00      8.84        (0.02)         1.87          1.85
                                        10/31/99      8.80        (0.03)         0.07          0.04
                                        10/31/98     10.45        (0.02)        (1.62)        (1.64)
 Class X                                10/31/02     10.11        (0.13)        (0.33)        (0.46)
                                        10/31/01     10.47        (0.08)         0.10          0.02
                                        10/31/00      8.84        (0.02)         1.89          1.87
                                        10/31/99      8.80        (0.03)         0.07          0.04
                                        10/31/98     10.44        (0.02)        (1.61)        (1.63)
ASAF INVESCO
CAPITAL INCOME FUND(11):
---------------------------------
---------------------------------
 Class A                                10/31/02    $12.11       $ 0.13        $(1.67)       $(1.54)
                                        10/31/01     14.51         0.20         (2.41)        (2.21)
                                        10/31/00     13.66         0.22          1.03          1.25
                                        10/31/99     11.75         0.22          1.84          2.06
                                        10/31/98     10.45         0.22          1.20          1.42
 Class B                                10/31/02     12.14         0.07         (1.68)        (1.61)
                                        10/31/01     14.55         0.13         (2.42)        (2.29)
                                        10/31/00     13.69         0.15          1.04          1.19
                                        10/31/99     11.77         0.14          1.87          2.01
                                        10/31/98     10.45         0.15          1.24          1.39
 Class C                                10/31/02     12.13         0.07         (1.67)        (1.60)
                                        10/31/01     14.54         0.13         (2.42)        (2.29)
                                        10/31/00     13.68         0.15          1.04          1.19
                                        10/31/99     11.77         0.14          1.86          2.00
                                        10/31/98     10.46         0.15          1.23          1.38
 Class X                                10/31/02     12.13         0.07         (1.67)        (1.60)
                                        10/31/01     14.53         0.14         (2.42)        (2.28)
                                        10/31/00     13.68         0.14          1.04          1.18
                                        10/31/99     11.76         0.13          1.88          2.01
                                        10/31/98     10.45         0.15          1.23          1.38


                                                 Less Distributions
                                       --------------------------------------

                                        From Net     In Excess of    From Net
                                       Investment   Net Investment   Realized
                                         Income         Income        Gains
                                       ----------   --------------   --------
ASAF FEDERATED
HIGH YIELD BOND FUND:
---------------------------------
---------------------------------
 Class A                                 $(0.60)        $   --        $   --
                                          (0.75)            --            --
                                          (0.85)            --            --
                                          (0.80)            --            --
                                          (0.74)            --            --
 Class B                                  (0.57)            --            --
                                          (0.71)            --            --
                                          (0.80)            --            --
                                          (0.75)            --            --
                                          (0.69)            --            --
 Class C                                  (0.57)            --            --
                                          (0.71)            --            --
                                          (0.80)            --            --
                                          (0.75)            --            --
                                          (0.69)            --            --
 Class X                                  (0.57)            --            --
                                          (0.71)            --            --
                                          (0.80)            --            --
                                          (0.75)            --            --
                                          (0.69)            --            --
ASAF GABELLI
SMALL-CAP VALUE FUND:
---------------------------------
---------------------------------
 Class A                                 $   --         $   --        $(0.21)
                                             --             --         (0.38)
                                             --             --         (0.24)
                                             --          (0.03)           --
                                             --          (0.03)           --
 Class B                                     --             --         (0.21)
                                             --             --         (0.38)
                                             --             --         (0.24)
                                             --             --            --
                                             --          (0.01)           --
 Class C                                     --             --         (0.21)
                                             --             --         (0.38)
                                             --             --         (0.24)
                                             --             --            --
                                             --          (0.01)           --
 Class X                                     --             --         (0.21)
                                             --             --         (0.38)
                                             --             --         (0.24)
                                             --             --            --
                                             --          (0.01)           --
ASAF INVESCO
CAPITAL INCOME FUND(11):
---------------------------------
---------------------------------
 Class A                                 $(0.16)        $   --        $   --
                                          (0.19)            --            --
                                          (0.21)            --         (0.19)
                                          (0.15)            --            --
                                          (0.12)            --            --
 Class B                                  (0.10)            --            --
                                          (0.12)            --            --
                                          (0.14)            --         (0.19)
                                          (0.09)            --            --
                                          (0.07)            --            --
 Class C                                  (0.10)            --            --
                                          (0.12)            --            --
                                          (0.14)            --         (0.19)
                                          (0.09)            --            --
                                          (0.07)            --            --
 Class X                                  (0.10)            --            --
                                          (0.12)            --            --
                                          (0.14)            --         (0.19)
                                          (0.09)            --            --
                                          (0.07)            --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                  Ratios of Expenses
                                        Supplemental Data                      to Average Net Assets(2)
                  Net Asset   -------------------------------------   ------------------------------------------
                    Value                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total          End        Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   of Period   Return(1)    (in 000's)       Rate      Expenses    and Waiver(3)   and Waiver(3)
  -------------   ---------   ---------   -------------   ---------   ---------   -------------   --------------
     $(0.60)       $ 6.26       (1.75%)     $ 23,613         35%        1.50%         1.50%            1.74%
      (0.75)         6.96       (4.10%)       26,426         31%        1.50%         1.50%            1.82%
      (0.85)         8.02       (3.20%)       16,581         20%        1.50%         1.50%            1.78%
      (0.80)         9.13        5.70%        16,079         18%        1.50%         1.50%            1.81%
      (0.74)         9.38        1.67%         6,979         22%        1.50%         1.50%            2.90%
      (0.57)         6.25       (2.39%)       83,293         35%        2.00%         2.00%            2.23%
      (0.71)         6.96       (4.58%)       80,038         31%        2.00%         2.00%            2.33%
      (0.80)         8.02       (3.68%)       73,413         20%        2.00%         2.00%            2.27%
      (0.75)         9.13        5.05%        68,160         18%        2.00%         2.00%            2.31%
      (0.69)         9.39        1.25%        20,495         22%        2.00%         2.00%            3.32%
      (0.57)         6.26       (2.24%)       22,882         35%        2.00%         2.00%            2.23%
      (0.71)         6.96       (4.58%)       16,599         31%        2.00%         2.00%            2.33%
      (0.80)         8.02       (3.68%)       12,637         20%        2.00%         2.00%            2.27%
      (0.75)         9.13        5.05%        13,205         18%        2.00%         2.00%            2.32%
      (0.69)         9.38        1.26%         5,732         22%        2.00%         2.00%            3.41%
      (0.57)         6.25       (2.25%)       12,882         35%        2.00%         2.00%            2.24%
      (0.71)         6.95       (4.59%)       14,777         31%        2.00%         2.00%            2.34%
      (0.80)         8.01       (3.80%)       16,953         20%        2.00%         2.00%            2.28%
      (0.75)         9.13        5.06%        19,893         18%        2.00%         2.00%            2.32%
      (0.69)         9.39        1.26%        12,402         22%        2.00%         2.00%            3.33%
     $(0.21)       $ 9.66       (4.37%)     $ 36,088         24%        1.90%         1.90%            2.15%
      (0.38)        10.29        0.71%        36,357         72%        1.90%         1.90%            2.09%
      (0.24)        10.58       21.99%        23,156         71%        1.81%         1.81%            2.21%
      (0.03)         8.90        0.86%        10,881         35%        1.75%         1.75%            2.61%
      (0.03)         8.85      (15.13%)        7,155          4%        1.75%         1.75%            3.51%
      (0.21)         9.44       (4.86%)       77,004         24%        2.40%         2.40%            2.66%
      (0.38)        10.11        0.13%        69,831         72%        2.40%         2.40%            2.59%
      (0.24)        10.46       21.45%        41,477         71%        2.31%         2.31%            2.71%
         --          8.84        0.45%        23,890         35%        2.25%         2.25%            3.13%
      (0.01)         8.80      (15.63%)       13,184          4%        2.25%         2.25%            4.03%
      (0.21)         9.43       (4.86%)       36,245         24%        2.40%         2.40%            2.66%
      (0.38)        10.10        0.13%        32,808         72%        2.40%         2.40%            2.59%
      (0.24)        10.45       21.34%        20,484         71%        2.31%         2.31%            2.71%
         --          8.84        0.45%        13,164         35%        2.25%         2.25%            3.13%
      (0.01)         8.80      (15.71%)        8,298          4%        2.25%         2.25%            3.97%
      (0.21)         9.44       (4.86%)       22,365         24%        2.40%         2.40%            2.65%
      (0.38)        10.11        0.03%        22,817         72%        2.40%         2.40%            2.59%
      (0.24)        10.47       21.57%        18,557         71%        2.31%         2.31%            2.70%
         --          8.84        0.45%        13,947         35%        2.25%         2.25%            3.12%
      (0.01)         8.80      (15.63%)       12,368          4%        2.25%         2.25%            4.00%
     $(0.16)       $10.41      (12.91%)     $ 39,223         36%        1.67%         1.67%            1.80%
      (0.19)        12.11      (15.39%)       56,537         25%        1.67%         1.67%            1.71%
      (0.40)        14.51        9.35%        54,424         63%        1.60%         1.64%            1.76%
      (0.15)        13.66       17.60%        31,960         66%        1.55%         1.59%            1.91%
      (0.12)        11.75       13.64%         8,911         70%        1.55%         1.55%            2.86%
      (0.10)        10.43      (13.40%)       97,872         36%        2.17%         2.17%            2.30%
      (0.12)        12.14      (15.82%)      139,634         25%        2.17%         2.17%            2.21%
      (0.33)        14.55        8.86%       138,391         63%        2.10%         2.14%            2.26%
      (0.09)        13.69       17.08%        79,962         66%        2.05%         2.09%            2.42%
      (0.07)        11.77       13.30%        18,045         70%        2.05%         2.05%            3.38%
      (0.10)        10.43      (13.33%)       38,192         36%        2.17%         2.17%            2.30%
      (0.12)        12.13      (15.83%)       56,530         25%        2.17%         2.17%            2.21%
      (0.33)        14.54        8.78%        56,401         63%        2.10%         2.14%            2.26%
      (0.09)        13.68       17.08%        34,157         66%        2.05%         2.09%            2.41%
      (0.07)        11.77       13.19%         8,362         70%        2.05%         2.05%            3.33%
      (0.10)        10.43      (13.33%)       27,589         36%        2.17%         2.17%            2.30%
      (0.12)        12.13      (15.77%)       37,635         25%        2.17%         2.17%            2.21%
      (0.33)        14.53        8.79%        42,330         63%        2.10%         2.14%            2.26%
      (0.09)        13.68       17.09%        33,884         66%        2.05%         2.09%            2.42%
      (0.07)        11.76       13.21%        18,296         70%        2.05%         2.05%            3.35%


Ratio of Net Investment
   Income (Loss) to
 Average Net Assets(2)
-----------------------
          8.58%(b)
          9.77%
          9.68%
          8.26%
          7.42%
          8.10%(b)
          9.40%
          9.14%
          7.73%
          6.90%
          8.08%(b)
          9.33%
          9.14%
          7.74%
          6.96%
          8.12%(b)
          9.46%
          9.16%
          7.76%
          6.96%
         (0.72%)
         (0.28%)
          0.26%
          0.17%
          0.20%
         (1.21%)
         (0.78%)
         (0.22%)
         (0.35%)
         (0.30%)
         (1.21%)
         (0.78%)
         (0.22%)
         (0.34%)
         (0.32%)
         (1.21%)
         (0.77%)
         (0.22%)
         (0.31%)
         (0.32%)
          1.10%
          1.48%
          1.51%
          1.52%
          1.72%
          0.60%
          0.98%
          1.02%
          1.02%
          1.27%
          0.60%
          0.98%
          1.02%
          1.02%
          1.27%
          0.60%
          0.99%
          1.02%
          0.99%
          1.27%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                      Increase (Decrease) from
                                                                       Investment Operations
                                                 Net Asset   ------------------------------------------
                                                   Value          Net        Net Realized    Total from
                                     Period      Beginning    Investment     & Unrealized    Investment
                                      Ended      of Period   Income (Loss)   Gain (Loss)     Operations
                                   -----------   ---------   -------------   ------------    ----------
ASAF JANUS
CAPITAL GROWTH FUND(11):
------------------------------
------------------------------
 Class A                           10/31/02       $12.44        $ (0.12)       $ (2.56)       $ (2.68)
                                   10/31/01        22.80           0.01         (10.37)        (10.36)
                                   10/31/00        21.97          (0.11)          0.94           0.83
                                   10/31/99        14.41          (0.10)          7.66           7.56
                                   10/31/98        11.40          (0.01)          3.05           3.04
 Class B                           10/31/02        10.94          (0.12)         (2.28)         (2.40)
                                   10/31/01        20.14          (0.07)         (9.13)         (9.20)
                                   10/31/00        19.50          (0.21)          0.85           0.64
                                   10/31/99        12.87          (0.17)          6.80           6.63
                                   10/31/98        10.19          (0.08)          2.77           2.69
 Class C                           10/31/02        10.91          (0.12)         (2.28)         (2.40)
                                   10/31/01        20.10          (0.07)         (9.12)         (9.19)
                                   10/31/00        19.47          (0.21)          0.84           0.63
                                   10/31/99        12.85          (0.18)          6.80           6.62
                                   10/31/98        10.19          (0.08)          2.75           2.67
 Class X                           10/31/02        10.95          (0.11)         (2.29)         (2.40)
                                   10/31/01        20.17          (0.07)         (9.15)         (9.22)
                                   10/31/00        19.52          (0.22)          0.87           0.65
                                   10/31/99        12.88          (0.18)          6.82           6.64
                                   10/31/98        10.20          (0.09)          2.78           2.69
ASAF
MONEY MARKET FUND(11):
------------------------------
------------------------------
 Class A                           10/31/02       $ 1.00        $ 0.006        $    --+       $ 0.006
                                   10/31/01         1.00          0.040             --+         0.040
                                   10/31/00         1.00          0.048             --          0.048
                                   10/31/99         1.00          0.035             --          0.035
                                   10/31/98         1.00          0.039             --          0.039
 Class B                           10/31/02         1.00          0.001             --+         0.001
                                   10/31/01         1.00          0.030             --+         0.030
                                   10/31/00         1.00          0.043             --          0.043
                                   10/31/99         1.00          0.030             --          0.030
                                   10/31/98         1.00          0.033             --          0.033
 Class C                           10/31/02         1.00          0.001             --+         0.001
                                   10/31/01         1.00          0.030             --+         0.030
                                   10/31/00         1.00          0.043             --          0.043
                                   10/31/99         1.00          0.030             --          0.030
                                   10/31/98         1.00          0.034             --          0.034
 Class X                           10/31/02         1.00          0.001             --+         0.001
                                   10/31/01         1.00          0.030             --+         0.030
                                   10/31/00         1.00          0.043             --          0.043
                                   10/31/99         1.00          0.030             --          0.030
                                   10/31/98         1.00          0.034             --          0.034
ASAF PIMCO
TOTAL RETURN BOND FUND(11):
------------------------------
------------------------------
 Class A                           10/31/02       $11.04        $  0.34(a)(c)   $  0.06(a)(c)  $  0.40
                                   10/31/01        10.18           0.48           0.86           1.34
                                   10/31/00        10.11           0.58           0.07           0.65
                                   10/31/99        10.79           0.60          (0.61)         (0.01)
                                   10/31/98        10.28           0.35           0.54           0.89
 Class B                           10/31/02        10.93           0.28(a)(c)      0.07(a)(c)     0.35
                                   10/31/01        10.08           0.43           0.85           1.28
                                   10/31/00        10.01           0.53           0.07           0.60
                                   10/31/99        10.68           0.54          (0.60)         (0.06)
                                   10/31/98        10.16           0.31           0.53           0.84
 Class C                           10/31/02        10.93           0.28(a)(c)      0.06(a)(c)     0.34
                                   10/31/01        10.08           0.43           0.85           1.28
                                   10/31/00        10.01           0.53           0.07           0.60
                                   10/31/99        10.67           0.54          (0.59)         (0.05)
                                   10/31/98        10.16           0.31           0.52           0.83
 Class X                           10/31/02        10.94           0.28(a)(c)      0.07(a)(c)     0.35
                                   10/31/01        10.09           0.43           0.85           1.28
                                   10/31/00        10.02           0.53           0.07           0.60
                                   10/31/99        10.69           0.54          (0.60)         (0.06)
                                   10/31/98        10.17           0.34           0.50           0.84


                                            Less Distributions
                                  --------------------------------------
                                   From Net     In Excess of    From Net
                                  Investment   Net Investment   Realized
                                    Income         Income        Gains
                                  ----------   --------------   --------
ASAF JANUS
CAPITAL GROWTH FUND(11):
------------------------------
------------------------------
 Class A                           $    --         $   --        $   --
                                        --             --            --
                                        --             --            --
                                        --             --            --
                                     (0.02)         (0.01)           --
 Class B                                --             --            --
                                        --             --            --
                                        --             --            --
                                        --             --            --
                                     (0.01)            --            --
 Class C                                --             --            --
                                        --             --            --
                                        --             --            --
                                        --             --            --
                                     (0.01)            --            --
 Class X                                --             --            --
                                        --             --            --
                                        --             --            --
                                        --             --            --
                                     (0.01)            --            --
ASAF
MONEY MARKET FUND(11):
------------------------------
------------------------------
 Class A                           $(0.006)        $   --        $   --+
                                    (0.040)            --            --+
                                    (0.048)            --            --
                                    (0.035)            --            --
                                    (0.039)            --            --
 Class B                            (0.001)            --            --+
                                    (0.030)            --            --+
                                    (0.043)            --            --
                                    (0.030)            --            --
                                    (0.033)            --            --
 Class C                            (0.001)            --            --+
                                    (0.030)            --            --+
                                    (0.043)            --            --
                                    (0.030)            --            --
                                    (0.034)            --            --
 Class X                            (0.001)            --            --+
                                    (0.030)            --            --+
                                    (0.043)            --            --
                                    (0.030)            --            --
                                    (0.034)            --            --
ASAF PIMCO
TOTAL RETURN BOND FUND(11):
------------------------------
------------------------------
 Class A                           $ (0.36)        $   --        $(0.25)
                                     (0.48)            --            --
                                     (0.58)            --            --
                                     (0.60)            --         (0.07)
                                     (0.38)            --            --
 Class B                             (0.30)            --         (0.25)
                                     (0.43)            --            --
                                     (0.53)            --            --
                                     (0.54)            --         (0.07)
                                     (0.32)            --            --
 Class C                             (0.30)            --         (0.25)
                                     (0.43)            --            --
                                     (0.53)            --            --
                                     (0.54)            --         (0.07)
                                     (0.32)            --            --
 Class X                             (0.30)            --         (0.25)
                                     (0.43)            --            --
                                     (0.53)            --            --
                                     (0.54)            --         (0.07)
                                     (0.32)            --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data             Ratios of Expenses to Average Net Assets(2)
                                  -------------------------------------   --------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total           Value         Total     End of Period   Turnover    Operating    Reimbursement    Reimbursement
  Distributions   End of Period   Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)    and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ----------   --------------   --------------
     $    --         $ 9.76        (21.54%)    $  112,353         76%        1.75%          1.75%             2.16%
          --          12.44        (45.44%)       210,590         54%        1.75%          1.75%             1.98%
          --          22.80          3.78%        463,777         32%        1.72%          1.72%             1.81%
          --          21.97         52.46%        234,575         47%        1.70%          1.71%             2.00%
       (0.03)         14.41         26.77%         24,558         77%        1.70%          1.70%             2.65%
          --           8.54        (21.94%)       309,908         76%        2.25%          2.25%             2.67%
          --          10.94        (45.68%)       556,811         54%        2.25%          2.25%             2.47%
          --          20.14          3.28%      1,219,774         32%        2.22%          2.22%             2.31%
          --          19.50         51.52%        684,778         47%        2.20%          2.21%             2.51%
       (0.01)         12.87         26.40%         56,582         77%        2.20%          2.20%             3.14%
          --           8.51        (22.00%)        99,201         76%        2.25%          2.25%             2.67%
          --          10.91        (45.72%)       185,968         54%        2.25%          2.25%             2.47%
          --          20.10          3.24%        421,207         32%        2.22%          2.22%             2.31%
          --          19.47         51.52%        222,230         47%        2.20%          2.21%             2.50%
       (0.01)         12.85         26.20%         21,710         77%        2.20%          2.20%             3.13%
          --           8.55        (21.92%)        49,108         76%        2.25%          2.25%             2.67%
          --          10.95        (45.71%)        82,210         54%        2.25%          2.25%             2.47%
          --          20.17          3.33%        172,382         32%        2.22%          2.22%             2.31%
          --          19.52         51.55%        133,655         47%        2.20%          2.21%             2.48%
       (0.01)         12.88         26.37%         36,575         77%        2.20%          2.20%             3.16%
     $(0.006)        $ 1.00          0.65%     $  135,044        N/A         1.39%          1.39%             1.46%
      (0.040)          1.00          3.61%        176,679        N/A         1.41%          1.41%             1.41%
      (0.048)          1.00          4.85%        108,598        N/A         1.48%          1.48%             1.48%
      (0.035)          1.00          3.57%         43,004        N/A         1.50%          1.50%             1.63%
      (0.039)          1.00          3.94%          7,372        N/A         1.50%          1.50%             2.42%
      (0.001)          1.00          0.15%        157,867        N/A         1.89%          1.89%             1.96%
      (0.030)          1.00          3.09%        147,983        N/A         1.91%          1.91%             1.91%
      (0.043)          1.00          4.33%         75,980        N/A         1.98%          1.98%             1.98%
      (0.030)          1.00          3.05%         79,202        N/A         2.00%          2.00%             2.12%
      (0.033)          1.00          3.39%         16,554        N/A         2.00%          2.00%             2.89%
      (0.001)          1.00          0.15%         73,787        N/A         1.89%          1.89%             1.96%
      (0.030)          1.00          3.09%         73,282        N/A         1.91%          1.91%             1.91%
      (0.043)          1.00          4.33%         31,743        N/A         1.98%          1.98%             1.98%
      (0.030)          1.00          3.06%         28,923        N/A         2.00%          2.00%             2.13%
      (0.034)          1.00          3.42%          6,895        N/A         2.00%          2.00%             3.07%
      (0.001)          1.00          0.15%         32,558        N/A         1.89%          1.89%             1.96%
      (0.030)          1.00          3.09%         30,941        N/A         1.91%          1.91%             1.91%
      (0.043)          1.00          4.33%         18,632        N/A         1.98%          1.98%             1.98%
      (0.030)          1.00          3.06%         28,385        N/A         2.00%          2.00%             2.13%
      (0.034)          1.00          3.42%         12,533        N/A         2.00%          2.00%             3.18%
     $ (0.61)        $10.83          4.26%     $  109,692        250%        1.50%          1.50%             1.57%
       (0.48)         11.04         13.49%         93,305        394%        1.50%          1.50%             1.54%
       (0.58)         10.18          6.67%         34,799        464%        1.43%          1.43%             1.59%
       (0.67)         10.11         (0.55%)        23,140        145%        1.40%          1.40%             1.73%
       (0.38)         10.79          8.79%          6,034        418%        1.40%          1.40%             2.93%
       (0.55)         10.73          3.71%        287,193        250%        2.00%          2.00%             2.07%
       (0.43)         10.93         13.03%        217,344        394%        2.00%          2.00%             2.06%
       (0.53)         10.08          6.16%        102,417        464%        1.94%          1.94%             2.11%
       (0.61)         10.01         (1.02%)        83,936        145%        1.90%          1.90%             2.23%
       (0.32)         10.68          8.36%         17,821        418%        1.90%          1.90%             3.58%
       (0.55)         10.72          3.61%        104,916        250%        2.00%          2.00%             2.07%
       (0.43)         10.93         13.04%         75,605        394%        2.00%          2.00%             2.06%
       (0.53)         10.08          6.16%         27,548        464%        1.94%          1.94%             2.11%
       (0.61)         10.01         (0.92%)        26,112        145%        1.90%          1.90%             2.24%
       (0.32)         10.67          8.26%          8,743        418%        1.90%          1.90%             3.52%
       (0.55)         10.74          3.72%         41,855        250%        2.00%          2.00%             2.07%
       (0.43)         10.94         13.02%         32,044        394%        2.00%          2.00%             2.07%
       (0.53)         10.09          6.16%         21,185        464%        1.94%          1.94%             2.11%
       (0.61)         10.02         (1.00%)        19,574        145%        1.90%          1.90%             2.25%
       (0.32)         10.69          8.35%         11,698        418%        1.90%          1.90%             3.68%


Ratio of Net Investment
   Income (Loss) to
 Average Net Assets(2)
-----------------------
         (1.05%)
          0.05%
         (0.45%)
         (0.49%)
         (0.24%)
         (1.21%)
         (0.45%)
         (0.95%)
         (0.98%)
         (0.74%)
         (1.19%)
         (0.45%)
         (0.95%)
         (0.99%)
         (0.75%)
         (1.11%)
         (0.45%)
         (0.96%)
         (1.02%)
         (0.76%)
          0.66%
          3.55%
          5.03%
          3.56%
          3.90%
          0.14%
          2.78%
          4.27%
          3.04%
          3.30%
          0.13%
          2.95%
          4.43%
          3.07%
          3.40%
          0.14%
          2.95%
          4.16%
          3.06%
          3.42%
          3.10%(a)(c)
          4.21%
          5.61%
          5.33%
          4.76%
          2.60%(a)(c)
          3.90%
          5.26%
          4.82%
          4.23%
          2.59%(a)(c)
          3.82%
          5.26%
          4.84%
          4.27%
          2.61%(a)(c)
          3.98%
          5.28%
          4.86%
          4.25%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                                Increase (Decrease) from
                                                                                  Investment Operations
                                                             Net Asset  -----------------------------------------
                                                               Value         Net        Net Realized   Total from
                                                 Period      Beginning   Investment     & Unrealized   Investment
                                                  Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                               -----------   ---------  -------------   ------------   ----------
ASAF PBHG
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $ 11.04      $(0.16)         $(2.54)       $(2.70)
                                               10/31/01         17.30       (0.15)          (6.11)        (6.26)
                                               10/31/00         17.08       (0.18)           0.51          0.33
                                               10/31/99          9.11       (0.10)           8.07          7.97
                                               10/31/98          9.94       (0.07)          (0.76)        (0.83)
 Class B                                       10/31/02         10.81       (0.21)          (2.47)        (2.68)
                                               10/31/01         17.02       (0.21)          (6.00)        (6.21)
                                               10/31/00         16.87       (0.29)           0.55          0.26
                                               10/31/99          9.04       (0.17)           8.00          7.83
                                               10/31/98          9.93       (0.12)          (0.77)        (0.89)
 Class C                                       10/31/02         10.82       (0.21)          (2.47)        (2.68)
                                               10/31/01         17.03       (0.21)          (6.00)       (6. 21)
                                               10/31/00         16.90       (0.29)           0.53          0.24
                                               10/31/99          9.06       (0.16)           8.00          7.84
                                               10/31/98          9.94       (0.10)          (0.78)        (0.88)
 Class X                                       10/31/02         10.81       (0.21)          (2.47)        (2.68)
                                               10/31/01         17.03       (0.22)          (6.00)        (6.22)
                                               10/31/00         16.90       (0.29)           0.53          0.24
                                               10/31/99          9.06       (0.15)           7.99          7.84
                                               10/31/98          9.93       (0.11)          (0.76)        (0.87)
ASAF ALLIANCE
GROWTH FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $  9.47      $(0.09)         $(1.66)       $(1.75)
                                               10/31/01         15.92       (0.11)          (4.91)        (5.02)
                                               10/31/00         13.64       (0.20)           2.85          2.65
                                               10/31/99         10.44       (0.15)           3.35          3.20
                                               10/31/98(4)      10.00       (0.10)           0.54          0.44
 Class B                                       10/31/02          9.30       (0.13)          (1.62)        (1.75)
                                               10/31/01         15.74       (0.16)          (4.85)        (5.01)
                                               10/31/00         13.55       (0.28)           2.84          2.56
                                               10/31/99         10.43       (0.21)           3.33          3.12
                                               10/31/98(4)      10.00       (0.14)           0.57          0.43
 Class C                                       10/31/02          9.27       (0.13)          (1.61)        (1.74)
                                               10/31/01         15.69       (0.16)          (4.83)        (4.99)
                                               10/31/00         13.51       (0.28)           2.83          2.55
                                               10/31/99         10.40       (0.21)           3.32          3.11
                                               10/31/98(4)      10.00       (0.14)           0.54          0.40
 Class X                                       10/31/02          9.28       (0.13)          (1.61)        (1.74)
                                               10/31/01         15.70       (0.16)          (4.83)        (4.99)
                                               10/31/00         13.51       (0.28)           2.84          2.56
                                               10/31/99         10.41       (0.21)           3.31          3.10
                                               10/31/98(4)      10.00       (0.14)           0.55          0.41
ASAF ALLIANCE
GROWTH AND INCOME FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $ 12.23      $ 0.03          $(2.40)       $(2.37)
                                               10/31/01         13.76          --           (0.94)        (0.94)
                                               10/31/00         12.33        0.04            1.39          1.43
                                               10/31/99         10.52        0.06            1.80          1.86
                                               10/31/98(4)      10.00        0.05            0.50          0.55
 Class B                                       10/31/02         12.10       (0.03)          (2.36)        (2.39)
                                               10/31/01         13.69       (0.07)          (0.93)        (1.00)
                                               10/31/00         12.32       (0.02)           1.39          1.37
                                               10/31/99         10.53       (0.01)           1.81          1.80
                                               10/31/98(4)      10.00        0.01            0.52          0.53
 Class C                                       10/31/02         12.09       (0.03)          (2.36)        (2.39)
                                               10/31/01         13.67       (0.07)          (0.92)        (0.99)
                                               10/31/00         12.31       (0.03)           1.39          1.36
                                               10/31/99         10.51       (0.01)           1.82          1.81
                                               10/31/98(4)      10.00        0.01            0.50          0.51
 Class X                                       10/31/02         12.08       (0.03)          (2.36)        (2.39)
                                               10/31/01         13.66       (0.06)          (0.93)        (0.99)
                                               10/31/00         12.30       (0.02)           1.38          1.36
                                               10/31/99         10.52       (0.01)           1.80          1.79
                                               10/31/98(4)      10.00        0.01            0.51          0.52


                                                        Less Distributions
                                              --------------------------------------
                                               From Net     In Excess of    From Net
                                              Investment   Net Investment   Realized
                                                Income         Income        Gains
                                              ----------   --------------   --------
ASAF PBHG
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $   --
                                                    --             --            --
                                                    --             --         (0.11)
                                                    --             --            --
                                                    --             --            --
 Class B                                            --             --            --
                                                    --             --            --
                                                    --             --         (0.11)
                                                    --             --            --
                                                    --             --            --
 Class C                                            --             --            --
                                                    --             --            --
                                                    --             --         (0.11)
                                                    --             --            --
                                                    --             --            --
 Class X                                            --             --            --
                                                    --             --            --
                                                    --             --         (0.11)
                                                    --             --            --
                                                    --             --            --
ASAF ALLIANCE
GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $   --
                                                    --             --         (1.43)
                                                    --             --         (0.37)
                                                    --             --            --
                                                    --             --            --
 Class B                                            --             --            --
                                                    --             --         (1.43)
                                                    --             --         (0.37)
                                                    --             --            --
                                                    --             --            --
 Class C                                            --             --            --
                                                    --             --         (1.43)
                                                    --             --         (0.37)
                                                    --             --            --
                                                    --             --            --
 Class X                                            --             --            --
                                                    --             --         (1.43)
                                                    --             --         (0.37)
                                                    --             --            --
                                                    --             --            --
ASAF ALLIANCE
GROWTH AND INCOME FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $(0.30)
                                                    --             --         (0.59)
                                                    --             --            --
                                                 (0.01)         (0.04)           --
                                                 (0.03)            --            --
 Class B                                            --             --         (0.30)
                                                    --             --         (0.59)
                                                    --             --            --
                                                    --          (0.01)           --
                                                    --             --            --
 Class C                                            --             --         (0.30)
                                                    --             --         (0.59)
                                                    --             --            --
                                                    --          (0.01)           --
                                                    --             --            --
 Class X                                            --             --         (0.30)
                                                    --             --         (0.59)
                                                    --             --            --
                                                    --          (0.01)           --
                                                    --             --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data             Ratios of Expenses to Average Net Assets(2)
                                  -------------------------------------   --------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total           Value         Total     End of Period   Turnover    Operating    Reimbursement    Reimbursement
  Distributions   End of Period   Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)    and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ----------   --------------   --------------
     $    --         $ 8.34        (24.46%)     $ 22,388         120%        1.80%          1.80%            2.21%
          --          11.04        (36.18%)       43,941         103%        1.80%          1.80%            2.04%
      (0.11)          17.30          1.69%        85,342          90%        1.73%          1.73%            1.84%
          --          17.08         87.80%        54,039          74%        1.70%          1.71%            2.20%
          --           9.11         (8.45%)        1,801          94%        1.70%          1.70%            6.38%
          --           8.13        (24.79%)       48,295         120%        2.30%          2.30%            2.72%
          --          10.81        (36.52%)       80,943         103%        2.30%          2.30%            2.54%
      (0.11)          17.02          1.29%       169,925          90%        2.23%          2.23%            2.34%
          --          16.87         86.73%        98,524          74%        2.20%          2.21%            2.69%
          --           9.04         (8.96%)        2,685          94%        2.20%          2.20%            6.86%
          --           8.14        (24.77%)       19,674         120%        2.30%          2.30%            2.72%
          --          10.82        (36.50%)       31,186         103%        2.30%          2.30%            2.54%
      (0.11)          17.03          1.23%        72,934          90%        2.23%          2.23%            2.34%
          --          16.90         86.64%        38,337          74%        2.20%          2.21%            2.73%
          --           9.06         (8.85%)        2,090          94%        2.20%          2.20%            6.60%
          --           8.13        (24.79%)       11,238         120%        2.30%          2.30%            2.73%
          --          10.81        (36.52%)       17,624         103%        2.30%          2.30%            2.54%
      (0.11)          17.03          1.17%        33,072          90%        2.23%          2.23%            2.34%
          --          16.90         86.53%        24,312          74%        2.20%          2.21%            2.82%
          --           9.06         (8.76%)        4,085          94%        2.20%          2.20%            6.69%
     $    --         $ 7.72        (18.48%)     $ 19,663          51%        1.80%          1.80%            2.14%
      (1.43)           9.47        (33.79%)       30,153         103%        1.80%          1.80%            2.06%
      (0.37)          15.92         19.38%        33,339         122%        1.78%          1.85%            1.98%
          --          13.64         30.65%         9,271         320%        1.80%          1.80%            2.41%
          --          10.44          4.40%         2,690         207%        1.80%          1.80%            4.29%
          --           7.55        (18.82%)       37,401          51%        2.30%          2.30%            2.64%
      (1.43)           9.30        (34.02%)       55,216         103%        2.30%          2.30%            2.55%
      (0.37)          15.74         18.84%        82,198         122%        2.28%          2.34%            2.47%
          --          13.55         29.91%        29,219         320%        2.30%          2.30%            2.91%
          --          10.43          4.30%         7,468         207%        2.30%          2.30%            4.77%
          --           7.53        (18.77%)       17,791          51%        2.30%          2.30%            2.65%
      (1.43)           9.27        (34.00%)       21,705         103%        2.30%          2.30%            2.55%
      (0.37)          15.69         18.82%        25,565         122%        2.28%          2.34%            2.47%
          --          13.51         29.90%         7,371         320%        2.30%          2.30%            2.92%
          --          10.40          4.00%         2,634         207%        2.30%          2.30%            4.67%
          --           7.54        (18.75%)       10,626          51%        2.30%          2.30%            2.64%
      (1.43)           9.28        (33.98%)       15,003         103%        2.30%          2.30%            2.54%
      (0.37)          15.70         18.89%        24,186         122%        2.28%          2.34%            2.45%
          --          13.51         29.78%        13,212         320%        2.30%          2.30%            2.93%
          --          10.41          4.10%         6,879         207%        2.30%          2.30%            4.77%
     $(0.30)         $ 9.56        (19.99%)     $ 47,611          88%        1.65%          1.65%            2.04%
      (0.59)          12.23         (7.16%)       66,446         128%        1.65%          1.65%            1.94%
          --          13.76         11.60%        49,218         135%        1.62%          1.73%            2.09%
      (0.05)          12.33         17.72%        28,123          47%        1.60%          1.63%            2.21%
      (0.03)          10.52          5.48%         5,572          42%        1.60%          1.60%            3.57%
      (0.30)           9.41        (20.37%)      106,401          88%        2.15%          2.15%            2.54%
      (0.59)          12.10         (7.65%)      152,314         128%        2.15%          2.15%            2.44%
          --          13.69         11.12%       110,793         135%        2.12%          2.23%            2.59%
      (0.01)          12.32         17.05%        66,009          47%        2.10%          2.13%            2.71%
         --           10.53          5.32%        10,710          42%        2.10%          2.10%            4.06%
      (0.30)           9.40        (20.39%)       50,779          88%        2.15%          2.15%            2.54%
      (0.59)          12.09         (7.59%)       64,103         128%        2.15%          2.15%            2.44%
          --          13.67         11.05%        47,592         135%        2.12%          2.23%            2.59%
      (0.01)          12.31         17.18%        23,210          47%        2.10%          2.13%            2.72%
          --          10.51          5.12%         5,019          42%        2.10%          2.10%            4.01%
      (0.30)           9.39        (20.41%)       25,972          88%        2.15%          2.15%            2.54%
      (0.59)          12.08         (7.60%)       36,297         128%        2.15%          2.15%            2.44%
          --          13.66         11.06%        33,141         135%        2.12%          2.23%            2.60%
      (0.01)          12.30         16.97%        24,369          47%        2.10%          2.13%            2.72%
          --          10.52          5.22%        11,350          42%        2.10%          2.10%            3.98%


Ratio of Net Investment
   Income (Loss) to
 Average Net Assets(2)
-----------------------
         (1.49%)
         (1.21%)
         (0.81%)
         (0.73%)
         (0.75%)
         (1.98%)
         (1.71%)
         (1.31%)
         (1.24%)
         (1.26%)
         (1.98%)
         (1.71%)
         (1.31%)
         (1.25%)
         (1.13%)
         (1.98%)
         (1.71%)
         (1.31%)
         (1.21%)
         (1.19%)
         (0.98%)
         (0.93%)
         (1.18%)
         (1.15%)
         (1.12%)
         (1.49%)
         (1.43%)
         (1.67%)
         (1.66%)
         (1.62%)
         (1.49%)
         (1.43%)
         (1.67%)
         (1.68%)
         (1.62%)
         (1.48%)
         (1.43%)
         (1.65%)
         (1.68%)
         (1.62%)
          0.25%
         (0.01%)
          0.31%
          0.39%
          0.62%
         (0.25%)
         (0.51%)
         (0.19%)
         (0.13%)
          0.14%
         (0.25%)
         (0.51%)
         (0.20%)
         (0.12%)
          0.15%
         (0.24%)
         (0.51%)
         (0.18%)
         (0.08%)
          0.17%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                                Increase (Decrease) from
                                                                                  Investment Operations
                                                             Net Asset  -----------------------------------------
                                                               Value         Net        Net Realized   Total from
                                                 Period      Beginning   Investment     & Unrealized   Investment
                                                  Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                               -----------   ---------  -------------   ------------   ----------
ASAF JANUS
OVERSEAS GROWTH FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $  9.90      $   --+         $(1.69)       $(1.69)
                                               10/31/01         17.27       (0.13)          (6.67)        (6.80)
                                               10/31/00         14.06       (0.08)           3.29          3.21
                                               10/31/99         10.55       (0.09)           3.60          3.51
                                               10/31/98(4)      10.00        0.01            0.54          0.55
 Class B                                       10/31/02          9.77       (0.05)          (1.66)        (1.71)
                                               10/31/01         17.03       (0.17)          (6.62)        (6.79)
                                               10/31/00         13.94       (0.17)           3.26          3.09
                                               10/31/99         10.51       (0.15)           3.58          3.43
                                               10/31/98(4)      10.00       (0.04)           0.55          0.51
 Class C                                       10/31/02          9.79       (0.05)          (1.66)        (1.71)
                                               10/31/01         17.06       (0.18)          (6.62)        (6.80)
                                               10/31/00         13.96       (0.17)           3.27          3.10
                                               10/31/99         10.52       (0.15)           3.59          3.44
                                               10/31/98(4)      10.00       (0.04)           0.56          0.52
 Class X                                       10/31/02          9.77       (0.05)          (1.66)        (1.71)
                                               10/31/01         17.03       (0.15)          (6.64)        (6.79)
                                               10/31/00         13.93       (0.18)           3.28          3.10
                                               10/31/99         10.50       (0.14)           3.57          3.43
                                               10/31/98(4)      10.00       (0.04)           0.54          0.50
ASAF MARSICO
CAPITAL GROWTH FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $ 11.16      $(0.12)         $(0.36)       $(0.48)
                                               10/31/01         15.96       (0.10)          (4.70)        (4.80)
                                               10/31/00         14.58       (0.10)           1.48          1.38
                                               10/31/99         10.13       (0.09)           4.55          4.46
                                               10/31/98(5)      10.00        0.01            0.12          0.13
 Class B                                       10/31/02         10.99       (0.17)          (0.36)        (0.53)
                                               10/31/01         15.80       (0.17)          (4.64)        (4.81)
                                               10/31/00         14.51       (0.19)           1.48          1.29
                                               10/31/99         10.12       (0.16)           4.55          4.39
                                               10/31/98(5)      10.00          --            0.12          0.12
 Class C                                       10/31/02         10.98       (0.17)          (0.36)        (0.53)
                                               10/31/01         15.78       (0.17)          (4.63)        (4.80)
                                               10/31/00         14.49       (0.18)           1.47          1.29
                                               10/31/99         10.11       (0.16)           4.54          4.38
                                               10/31/98(5)      10.00          --            0.11          0.11
 Class X                                       10/31/02         10.97       (0.17)          (0.36)        (0.53)
                                               10/31/01         15.77       (0.17)          (4.63)        (4.80)
                                               10/31/00         14.48       (0.19)           1.48          1.29
                                               10/31/99         10.11       (0.15)           4.52          4.37
                                               10/31/98(5)      10.00          --            0.11          0.11
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $ 13.52      $(0.20)         $(2.70)       $(2.90)
                                               10/31/01         24.04       (0.23)         (10.29)       (10.52)
                                               10/31/00         16.22       (0.28)           8.10          7.82
                                               10/31/99         11.81       (0.17)           4.73          4.56
                                               10/31/98(5)      10.00       (0.01)           1.82          1.81
 Class B                                       10/31/02         13.30       (0.26)          (2.64)        (2.90)
                                               10/31/01         23.78       (0.31)         (10.17)       (10.48)
                                               10/31/00         16.12       (0.40)           8.06          7.66
                                               10/31/99         11.79       (0.25)           4.73          4.48
                                               10/31/98(5)      10.00       (0.01)           1.80          1.79
 Class C                                       10/31/02         13.30       (0.26)          (2.64)        (2.90)
                                               10/31/01         23.79       (0.31)         (10.18)       (10.49)
                                               10/31/00         16.12       (0.40)           8.07          7.67
                                               10/31/99         11.79       (0.24)           4.72          4.48
                                               10/31/98(5)      10.00       (0.01)           1.80          1.79
 Class X                                       10/31/02         13.29       (0.26)          (2.63)        (2.89)
                                               10/31/01         23.77       (0.31)         (10.17)       (10.48)
                                               10/31/00         16.12       (0.40)           8.05          7.65
                                               10/31/99         11.79       (0.25)           4.73          4.48
                                               10/31/98(5)      10.00       (0.01)           1.80          1.79


                                                        Less Distributions
                                              --------------------------------------
                                               From Net     In Excess of    From Net
                                              Investment   Net Investment   Realized
                                                Income         Income        Gains
                                              ----------   --------------   --------
ASAF JANUS
OVERSEAS GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $   --
                                                 (0.57)            --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
 Class B                                            --             --            --
                                                 (0.47)            --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
 Class C                                            --             --            --
                                                 (0.47)            --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
 Class X                                            --             --            --
                                                 (0.47)            --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
ASAF MARSICO
CAPITAL GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $   --
                                                    --             --            --
                                                    --             --            --
                                                    --          (0.01)           --
                                                    --             --            --
 Class B                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
 Class C                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
 Class X                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --            --
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $   --
                                                    --             --            --
                                                    --             --            --
                                                    --             --         (0.15)
                                                    --             --            --
 Class B                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --         (0.15)
                                                    --             --            --
 Class C                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --         (0.15)
                                                    --             --            --
 Class X                                            --             --            --
                                                    --             --            --
                                                    --             --            --
                                                    --             --         (0.15)
                                                    --             --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(2)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(1)    (in 000's)       Rate      Expenses    and Waiver(3)   and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
     $   --          $ 8.21         (17.07%)    $ 31,546          56%       2.10%         2.10%            2.37%
      (0.57)           9.90         (40.46%)      57,798          69%       2.06%         2.06%            2.16%
         --           17.27          22.92%      146,865          72%       1.91%         1.93%            2.03%
         --           14.06          33.18%       61,082          71%       2.10%         2.12%            2.47%
         --           10.55           5.50%        8,812         101%       2.10%         2.10%            4.12%
         --            8.06         (17.50%)      65,261          56%       2.60%         2.60%            2.88%
      (0.47)           9.77         (40.78%)     106,979          69%       2.56%         2.56%            2.66%
         --           17.03          22.25%      234,154          72%       2.41%         2.43%            2.53%
         --           13.94          32.54%      105,965          71%       2.60%         2.62%            2.97%
         --           10.51           5.10%       15,339         101%       2.60%         2.60%            4.58%
         --            8.08         (17.47%)      32,443          56%       2.60%         2.60%            2.88%
      (0.47)           9.79         (40.76%)      56,063          69%       2.56%         2.56%            2.66%
         --           17.06          22.29%      132,594          72%       2.41%         2.43%            2.53%
         --           13.96          32.60%       54,101          71%       2.60%         2.62%            2.97%
         --           10.52           5.20%        9,580         101%       2.60%         2.60%            4.58%
         --            8.06         (17.50%)      17,976          56%       2.60%         2.60%            2.88%
      (0.47)           9.77         (40.79%)      27,923          69%       2.56%         2.56%            2.66%
         --           17.03          22.34%       54,487          72%       2.41%         2.42%            2.53%
         --           13.93          32.57%       34,002          71%       2.60%         2.62%            2.98%
         --           10.50           5.00%       11,226         101%       2.60%         2.60%            4.60%
     $   --          $10.68          (4.57%)    $124,022         103%       1.80%         1.80%            2.00%
         --           11.16         (30.03%)     149,093         133%       1.80%         1.80%            1.94%
         --           15.96           9.47%      232,611         108%       1.78%         1.78%            1.87%
      (0.01)          14.58          44.18%      103,196         105%       1.75%         1.76%            2.03%
         --           10.13           1.20%        7,037          67%       1.75%         1.75%            2.84%
         --           10.46          (5.10%)     282,066         103%       2.30%         2.30%            2.50%
         --           10.99         (30.44%)     331,904         133%       2.30%         2.30%            2.44%
         --           15.80           8.89%      534,179         108%       2.27%         2.28%            2.36%
         --           14.51          43.52%      285,342         105%       2.25%         2.26%            2.53%
         --           10.12           1.10%       17,994          67%       2.25%         2.25%            3.29%
         --           10.45          (5.10%)     144,397         103%       2.30%         2.30%            2.50%
         --           10.98         (30.37%)     156,021         133%       2.30%         2.30%            2.44%
         --           15.78           8.90%      249,913         108%       2.26%         2.28%            2.36%
         --           14.49          43.32%      125,796         105%       2.25%         2.26%            2.53%
         --           10.11           1.10%       11,012          67%       2.25%         2.25%            3.44%
         --           10.44          (5.10%)      45,557         103%       2.30%         2.30%            2.50%
         --           10.97         (30.39%)      51,745         133%       2.30%         2.30%            2.44%
         --           15.77           8.83%       79,187         108%       2.27%         2.28%            2.36%
         --           14.48          43.47%       49,980         105%       2.25%         2.26%            2.53%
         --           10.11           1.10%        5,746          67%       2.25%         2.25%            3.22%
     $   --          $10.62         (21.38%)    $ 37,157          93%       1.85%         1.85%            2.24%
         --           13.52         (43.76%)      55,743         122%       1.85%         1.85%            2.00%
         --           24.04          48.21%      105,924         109%       1.80%         1.82%            1.91%
      (0.15)          16.22          38.83%       10,908         106%       1.75%         1.77%            2.65%
         --           11.81          18.00%          587         122%       1.75%         1.75%            5.66%
         --           10.40         (21.80%)      71,036          93%       2.35%         2.35%            2.74%
         --           13.30         (44.07%)     111,598         122%       2.35%         2.35%            2.51%
         --           23.78          47.52%      195,520         109%       2.30%         2.31%            2.40%
      (0.15)          16.12          38.21%       22,399         106%       2.25%         2.27%            3.14%
         --           11.79          17.80%          991         122%       2.25%         2.25%           15.98%
         --           10.40         (21.80%)      28,827          93%       2.35%         2.35%            2.74%
         --           13.30         (44.09%)      44,495         122%       2.35%         2.35%            2.51%
         --           23.79          47.58%       75,916         109%       2.30%         2.31%            2.40%
      (0.15)          16.12          38.09%        9,674         106%       2.25%         2.27%            3.17%
         --           11.79          17.90%          903         122%       2.25%         2.25%           20.25%
         --           10.40         (21.75%)      13,537          93%       2.35%         2.35%            2.74%
         --           13.29         (44.09%)      18,955         122%       2.35%         2.35%            2.51%
         --           23.77          47.46%       32,363         109%       2.30%         2.31%            2.40%
      (0.15)          16.12          38.09%        6,428         106%       2.25%         2.27%            3.19%
         --           11.79          17.90%          509         122%       2.25%         2.25%           10.43%


Ratio of Net Investment
   Income (Loss) to
 Average Net Assets(2)
-----------------------
          0.03%
         (0.64%)
         (0.39%)
         (0.70%)
          0.06%
         (0.47%)
         (1.13%)
         (0.87%)
         (1.22%)
         (0.44%)
         (0.48%)
         (1.13%)
         (0.86%)
         (1.21%)
         (0.45%)
         (0.48%)
         (1.13%)
         (0.90%)
         (1.19%)
         (0.41%)
         (1.01%)
         (0.76%)
         (0.61%)
         (0.69%)
          0.72%
         (1.51%)
         (1.26%)
         (1.11%)
         (1.20%)
          0.25%
         (1.51%)
         (1.26%)
         (1.11%)
         (1.19%)
          0.24%
         (1.51%)
         (1.26%)
         (1.11%)
         (1.18%)
          0.20%
         (1.55%)
         (1.33%)
         (1.18%)
         (1.17%)
         (0.52%)
         (2.05%)
         (1.83%)
         (1.67%)
         (1.68%)
         (0.78%)
         (2.04%)
         (1.83%)
         (1.67%)
         (1.68%)
         (0.72%)
         (2.04%)
         (1.83%)
         (1.67%)
         (1.69%)
         (0.67%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                                 Increase (Decrease) from
                                                                                   Investment Operations
                                                             Net Asset   -----------------------------------------
                                                               Value          Net        Net Realized   Total from
                                                 Period      Beginning    Investment     & Unrealized   Investment
                                                  Ended      of Period   Income (Loss)   Gain (Loss)    Operations
                                               -----------   ---------   -------------   ------------   ----------
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $13.35        $(0.07)         $(0.09)       $(0.16)
                                               10/31/01        14.65         (0.03)          (1.19)        (1.22)
                                               10/31/00        11.42         (0.05)           3.50          3.45
                                               10/31/99        10.23          0.03            1.19          1.22
                                               10/31/98(5)     10.00          0.02            0.21          0.23
 Class B                                       10/31/02        13.17         (0.14)          (0.09)        (0.23)
                                               10/31/01        14.53         (0.11)          (1.17)        (1.28)
                                               10/31/00        11.38         (0.11)           3.48          3.37
                                               10/31/99        10.22         (0.05)           1.22          1.17
                                               10/31/98(5)     10.00          0.01            0.21          0.22
 Class C                                       10/31/02        13.17         (0.14)          (0.08)        (0.22)
                                               10/31/01        14.53         (0.11)          (1.17)        (1.28)
                                               10/31/00        11.38         (0.11)           3.48          3.37
                                               10/31/99        10.22         (0.05)           1.22          1.17
                                               10/31/98(5)     10.00            --            0.22          0.22
 Class X                                       10/31/02        13.14         (0.14)          (0.08)        (0.22)
                                               10/31/01        14.50         (0.11)          (1.17)        (1.28)
                                               10/31/00        11.36         (0.11)           3.47          3.36
                                               10/31/99        10.22         (0.05)           1.20          1.15
                                               10/31/98(5)     10.00          0.01            0.21          0.22
ASAF MFS
GROWTH WITH INCOME FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $ 8.19        $(0.02)         $(1.28)       $(1.30)
                                               10/31/01        10.73         (0.03)          (2.51)        (2.54)
                                               10/31/00(6)     10.00         (0.03)           0.76          0.73
 Class B                                       10/31/02         8.12         (0.06)          (1.26)        (1.32)
                                               10/31/01        10.68         (0.07)          (2.49)        (2.56)
                                               10/31/00(6)     10.00         (0.07)           0.75          0.68
 Class C                                       10/31/02         8.11         (0.06)          (1.26)        (1.32)
                                               10/31/01        10.67         (0.07)          (2.49)        (2.56)
                                               10/31/00(6)     10.00         (0.08)           0.75          0.67
 Class X                                       10/31/02         8.12         (0.06)          (1.27)        (1.33)
                                               10/31/01        10.69         (0.07)          (2.50)        (2.57)
                                               10/31/00(6)     10.00         (0.08)           0.77          0.69
ASAF SANFORD BERNSTEIN
MANAGED INDEX 500 FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $ 8.15        $ 0.02          $(1.22)       $(1.20)
                                               10/31/01        10.24          0.02           (2.10)        (2.08)
                                               10/31/00(6)     10.00          0.03            0.21          0.24
 Class B                                       10/31/02         8.08         (0.02)          (1.21)        (1.23)
                                               10/31/01        10.20         (0.02)          (2.09)        (2.11)
                                               10/31/00(6)     10.00         (0.03)           0.23          0.20
 Class C                                       10/31/02         8.08         (0.02)          (1.21)        (1.23)
                                               10/31/01        10.20         (0.02)          (2.09)        (2.11)
                                               10/31/00(6)     10.00         (0.03)           0.23          0.20
 Class X                                       10/31/02         8.06         (0.02)          (1.20)        (1.22)
                                               10/31/01        10.20         (0.02)          (2.11)        (2.13)
                                               10/31/00(6)     10.00         (0.03)           0.23          0.20
ASAF STRONG INTERNATIONAL
EQUITY FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $ 6.10        $(0.02)         $(1.14)       $(1.16)
                                               10/31/01         8.81         (0.02)          (2.69)        (2.71)
                                               10/31/00(6)     10.00          0.03           (1.22)        (1.19)
 Class B                                       10/31/02         6.04         (0.05)          (1.12)        (1.17)
                                               10/31/01         8.78         (0.07)          (2.67)        (2.74)
                                               10/31/00(6)     10.00         (0.02)          (1.20)        (1.22)
 Class C                                       10/31/02         6.02         (0.05)          (1.11)        (1.16)
                                               10/31/01         8.77         (0.06)          (2.69)        (2.75)
                                               10/31/00(6)     10.00         (0.01)          (1.22)        (1.23)
 Class X                                       10/31/02         6.04         (0.05)          (1.12)        (1.17)
                                               10/31/01         8.79         (0.07)          (2.68)        (2.75)
                                               10/31/00(6)     10.00         (0.02)          (1.19)        (1.21)


                                                        Less Distributions
                                              --------------------------------------
                                               From Net     In Excess of    From Net
                                              Investment   Net Investment   Realized
                                                Income         Income        Gains
                                              ----------   --------------   --------
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $(0.11)
                                                    --             --         (0.08)
                                                    --             --         (0.22)
                                                    --          (0.03)           --
                                                    --             --            --
 Class B                                            --             --         (0.11)
                                                    --             --         (0.08)
                                                    --             --         (0.22)
                                                    --          (0.01)           --
                                                    --             --            --
 Class C                                            --             --         (0.11)
                                                    --             --         (0.08)
                                                    --             --         (0.22)
                                                    --          (0.01)           --
                                                    --             --            --
 Class X                                            --             --         (0.11)
                                                    --             --         (0.08)
                                                    --             --         (0.22)
                                                    --          (0.01)           --
                                                    --             --            --
ASAF MFS
GROWTH WITH INCOME FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $   --
                                                    --             --            --
                                                    --             --            --
 Class B                                            --             --            --
                                                    --             --            --
                                                    --             --            --
 Class C                                            --             --            --
                                                    --             --            --
                                                    --             --            --
 Class X                                            --             --            --
                                                    --             --            --
                                                    --             --            --
ASAF SANFORD BERNSTEIN
MANAGED INDEX 500 FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $   --
                                                    --+            --         (0.01)
                                                    --             --            --
 Class B                                            --             --            --
                                                    --             --         (0.01)
                                                    --             --            --
 Class C                                            --             --            --
                                                    --             --         (0.01)
                                                    --             --            --
 Class X                                            --             --            --
                                                    --             --         (0.01)
                                                    --             --            --
ASAF STRONG INTERNATIONAL
EQUITY FUND:
------------------------------
------------------------------
 Class A                                        $   --         $   --        $   --
                                                    --             --            --
                                                    --             --            --
 Class B                                            --             --            --
                                                    --             --            --
                                                    --             --            --
 Class C                                            --             --            --
                                                    --             --            --
                                                    --             --            --
 Class X                                            --             --            --
                                                    --             --            --
                                                    --             --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(2)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(1)    (in 000's)       Rate      Expenses    and Waiver(3)   and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
     $(0.11)         $13.08         (1.31%)      $43,346        109%        1.85%         1.85%           1.99%
      (0.08)          13.35         (8.39%)       43,595        219%        1.85%         1.85%           1.91%
      (0.22)          14.65         30.46%        27,571        196%        1.79%         1.87%           2.11%
      (0.03)          11.42         12.06%         8,561        126%        1.75%         1.85%           2.76%
         --           10.23          2.30%           717          3%        1.75%         1.75%           9.44%
      (0.11)          12.83         (1.86%)       94,735        109%        2.35%         2.35%           2.49%
      (0.08)          13.17         (8.87%)       96,608        219%        2.35%         2.35%           2.41%
      (0.22)          14.53         29.86%        57,561        196%        2.29%         2.37%           2.62%
      (0.01)          11.38         11.57%        21,560        126%        2.25%         2.35%           3.29%
         --           10.22          2.20%         1,886          3%        2.25%         2.25%           9.10%
      (0.11)          12.84         (1.78%)       36,403        109%        2.35%         2.35%           2.49%
      (0.08)          13.17         (8.87%)       34,719        219%        2.35%         2.35%           2.41%
      (0.22)          14.53         29.86%        22,114        196%        2.29%         2.36%           2.62%
      (0.01)          11.38         11.57%         7,731        126%        2.25%         2.35%           3.32%
         --           10.22          2.20%           997          3%        2.25%         2.25%          13.91%
      (0.11)          12.81         (1.79%)       17,141        109%        2.35%         2.35%           2.49%
      (0.08)          13.14         (8.89%)       15,781        219%        2.35%         2.35%           2.41%
      (0.22)          14.50         29.83%        10,565        196%        2.29%         2.36%           2.62%
      (0.01)          11.36         11.38%         4,608        126%        2.25%         2.35%           3.35%
         --           10.22          2.20%           295          3%        2.25%         2.25%          12.90%
     $   --          $ 6.89        (15.87%)      $ 9,978         88%        1.80%         1.80%           2.43%
         --            8.19        (23.67%)       11,312         64%        1.80%         1.80%           2.43%
         --           10.73          7.30%         7,301         65%        1.80%         1.80%           2.54%
         --            6.80        (16.26%)       17,075         88%        2.30%         2.30%           2.92%
         --            8.12        (23.97%)       20,584         64%        2.30%         2.30%           2.91%
         --           10.68          6.80%        16,156         65%        2.30%         2.30%           3.17%
         --            6.79        (16.28%)        7,592         88%        2.30%         2.30%           2.92%
         --            8.11        (23.99%)        9,084         64%        2.30%         2.30%           2.93%
         --           10.67          6.70%         6,681         65%        2.30%         2.30%           3.06%
         --            6.79        (16.38%)        2,817         88%        2.30%         2.30%           2.92%
         --            8.12        (24.04%)        4,153         64%        2.30%         2.30%           2.91%
         --           10.69          6.90%         3,487         65%        2.30%         2.30%           3.06%
     $   --          $ 6.95        (14.72%)      $26,122         19%        1.50%         1.50%           1.83%
      (0.01)           8.15        (20.36%)       24,163         30%        1.50%         1.50%           1.86%
         --           10.24          2.40%        19,437        107%        1.50%         1.54%           2.00%
         --            6.85        (15.22%)       64,146         19%        2.00%         2.00%           2.33%
      (0.01)           8.08        (20.74%)       53,206         30%        2.00%         2.00%           2.36%
         --           10.20          2.00%        34,025        107%        2.00%         2.04%           2.53%
         --            6.85        (15.22%)       31,253         19%        2.00%         2.00%           2.33%
      (0.01)           8.08        (20.74%)       30,585         30%        2.00%         2.00%           2.35%
         --           10.20          2.00%        25,239        107%        2.00%         2.04%           2.56%
         --            6.84        (15.14%)        6,964         19%        2.00%         2.00%           2.33%
      (0.01)           8.06        (20.94%)        5,918         30%        2.00%         2.00%           2.36%
         --           10.20          2.00%         4,959        107%        2.00%         2.04%           2.50%
     $   --          $ 4.94        (19.02%)      $12,917        155%        2.10%         2.10%           2.77%
         --            6.10        (30.76%)       13,896         97%        2.10%         2.10%           2.63%
         --            8.81        (11.90%)       12,696         74%        2.10%         2.20%           3.01%
         --            4.87        (19.37%)       15,499        155%        2.60%         2.60%           3.27%
         --            6.04        (31.29%)       18,565         97%        2.60%         2.60%           3.14%
         --            8.78        (12.20%)       17,900         74%        2.60%         2.70%           3.55%
         --            4.86        (19.44%)        8,579        155%        2.60%         2.60%           3.27%
         --            6.02        (31.36%)       11,399         97%        2.60%         2.60%           3.12%
         --            8.77        (12.30%)       12,120         74%        2.60%         2.70%           3.53%
         --            4.87        (19.37%)        3,689        155%        2.60%         2.60%           3.27%
         --            6.04        (31.29%)        4,462         97%        2.60%         2.60%           3.15%
         --            8.79        (12.10%)        3,866         74%        2.60%         2.70%           3.75%


Ratio of Net Investment
   Income (Loss) to
 Average Net Assets(2)
-----------------------
        (0.49%)
        (0.24%)
        (0.37%)
         0.06%
         0.87%
        (0.99%)
        (0.73%)
        (0.85%)
        (0.44%)
         0.47%
        (0.99%)
        (0.73%)
        (0.85%)
        (0.45%)
         0.26%
        (0.99%)
        (0.73%)
        (0.84%)
        (0.46%)
         0.34%
        (0.30%)
        (0.27%)
        (0.29%)
        (0.80%)
        (0.77%)
        (0.72%)
        (0.80%)
        (0.77%)
        (0.76%)
        (0.81%)
        (0.77%)
        (0.76%)
        (0.30%)
         0.24%
         0.30%
        (0.20%)
        (0.27%)
        (0.25%)
        (0.20%)
        (0.26%)
        (0.25%)
        (0.21%)
        (0.26%)
        (0.25%)
        (0.31%)
        (0.25%)
         0.32%
        (0.82%)
        (0.97%)
        (0.22%)
        (0.82%)
        (0.89%)
        (0.13%)
        (0.83%)
        (0.97%)
        (0.23%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                                Increase (Decrease) from
                                                                                  Investment Operations
                                                             Net Asset  -----------------------------------------
                                                               Value         Net        Net Realized   Total from
                                                 Period      Beginning   Investment     & Unrealized   Investment
                                                  Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                               -----------   ---------  -------------   ------------   ----------
ASAF DEAM
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $  4.59      $(0.06)         $(1.02)       $(1.08)
                                               10/31/01          8.08       (0.07)          (3.42)        (3.49)
                                               10/31/00(7)      10.00       (0.06)          (1.86)        (1.92)
 Class B                                       10/31/02          4.54       (0.08)          (1.00)        (1.08)
                                               10/31/01          8.04       (0.10)          (3.40)        (3.50)
                                               10/31/00(7)      10.00       (0.10)          (1.86)        (1.96)
 Class C                                       10/31/02          4.55       (0.08)          (1.01)        (1.09)
                                               10/31/01          8.04       (0.10)          (3.39)        (3.49)
                                               10/31/00(7)      10.00       (0.10)          (1.86)        (1.96)
 Class X                                       10/31/02          4.55       (0.08)          (1.00)        (1.08)
                                               10/31/01          8.05       (0.10)          (3.40)        (3.50)
                                               10/31/00(7)      10.00       (0.10)          (1.85)        (1.95)
ASAF ALGER
ALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $  6.46      $(0.08)         $(1.41)       $(1.49)
                                               10/31/01          9.45       (0.03)          (2.94)        (2.97)
                                               10/31/00(8)      10.00          --           (0.55)        (0.55)
 Class B                                       10/31/02          6.44       (0.11)          (1.41)        (1.52)
                                               10/31/01          9.44       (0.06)          (2.94)        (3.00)
                                               10/31/00(8)      10.00       (0.01)          (0.55)        (0.56)
 Class C                                       10/31/02          6.45       (0.11)          (1.41)        (1.52)
                                               10/31/01          9.45       (0.08)          (2.92)        (3.00)
                                               10/31/00(8)      10.00       (0.01)          (0.54)        (0.55)
 Class X                                       10/31/02          6.44       (0.11)          (1.41)        (1.52)
                                               10/31/01          9.44       (0.06)          (2.94)        (3.00)
                                               10/31/00(8)      10.00       (0.01)          (0.55)        (0.56)
ASAF GABELLI
ALL-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $  9.18      $(0.01)         $(1.52)       $(1.53)
                                               10/31/01         10.26        0.03           (1.08)        (1.05)
                                               10/31/00(8)      10.00        0.01            0.25          0.26
 Class B                                       10/31/02          9.14       (0.06)          (1.50)        (1.56)
                                               10/31/01         10.26       (0.04)          (1.07)        (1.11)
                                               10/31/00(8)      10.00        0.01            0.25          0.26
 Class C                                       10/31/02          9.14       (0.06)          (1.50)        (1.56)
                                               10/31/01         10.25       (0.03)          (1.07)        (1.10)
                                               10/31/00(8)      10.00        0.01            0.24          0.25
 Class X                                       10/31/02          9.13       (0.06)          (1.50)        (1.56)
                                               10/31/01         10.25       (0.03)          (1.08)        (1.11)
                                               10/31/00(8)      10.00        0.01            0.24          0.25
ASAF INVESCO
TECHNOLOGY FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $  3.18      $(0.05)         $(1.16)       $(1.21)
                                               10/31/01          9.27       (0.05)          (6.03)        (6.08)
                                               10/31/00(8)      10.00          --           (0.73)        (0.73)
 Class B                                       10/31/02          3.13       (0.07)          (1.13)        (1.20)
                                               10/31/01          9.25       (0.08)          (6.04)        (6.12)
                                               10/31/00(8)      10.00          --           (0.75)        (0.75)
 Class C                                       10/31/02          3.14       (0.06)          (1.14)        (1.20)
                                               10/31/01          9.26       (0.08)          (6.04)        (6.12)
                                               10/31/00(8)      10.00          --           (0.74)        (0.74)
 Class X                                       10/31/02          3.14       (0.07)          (1.13)        (1.20)
                                               10/31/01          9.25       (0.08)          (6.03)        (6.11)
                                               10/31/00(8)      10.00          --           (0.75)        (0.75)


                                                        Less Distributions
                                              --------------------------------------
                                               From Net     In Excess of    From Net
                                              Investment   Net Investment   Realized
                                                Income         Income        Gains
                                              ----------   --------------   --------
ASAF DEAM
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $  --
                                                    --            --            --
                                                    --            --            --
 Class B                                            --            --            --
                                                    --            --            --
                                                    --            --            --
 Class C                                            --            --            --
                                                    --            --            --
                                                    --            --            --
 Class X                                            --            --            --
                                                    --            --            --
                                                    --            --            --
ASAF ALGER
ALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $  --
                                                 (0.02)           --            --
                                                    --            --            --
 Class B                                            --            --            --
                                                    --+           --            --
                                                    --            --            --
 Class C                                            --            --            --
                                                    --+           --            --
                                                    --            --            --
 Class X                                            --            --            --
                                                    --+           --            --
                                                    --            --            --
ASAF GABELLI
ALL-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $  --
                                                 (0.03)           --            --
                                                    --            --            --
 Class B                                            --            --            --
                                                 (0.01)           --            --
                                                    --            --            --
 Class C                                            --            --            --
                                                 (0.01)           --            --
                                                    --            --            --
 Class X                                            --            --            --
                                                 (0.01)           --            --
                                                    --            --            --
ASAF INVESCO
TECHNOLOGY FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $  --
                                                 (0.01)           --            --+
                                                    --            --            --
 Class B                                            --            --            --
                                                    --            --            --+
                                                    --            --            --
 Class C                                            --            --            --
                                                    --            --            --+
                                                    --            --            --
 Class X                                            --            --            --
                                                    --            --            --+
                                                    --            --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(2)
                    Net Asset     -------------------------------------   ------------------------------------------
                      Value                   Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total            End          Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions     of Period     Return(1)    (in 000's)       Rate      Expenses    and Waiver(3)   and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
     $   --          $ 3.51        (23.53%)      $10,499         309%        1.86%        1.86%             2.64%
         --            4.59        (43.19%)       17,736         110%        1.80%        1.80%             2.65%
         --            8.08        (19.20%)       17,172          61%        1.80%        1.80%             2.43%
         --            3.46        (23.79%)       16,513         309%        2.36%        2.36%             3.15%
         --            4.54        (43.53%)       22,969         110%        2.30%        2.30%             3.13%
         --            8.04        (19.60%)       27,872          61%        2.30%        2.30%             2.94%
         --            3.46        (23.96%)        8,054         309%        2.36%        2.36%             3.15%
         --            4.55        (43.41%)       10,968         110%        2.30%        2.30%             3.13%
         --            8.04        (19.60%)       14,676          61%        2.30%        2.30%             2.94%
         --            3.47        (23.74%)        2,995         309%        2.36%        2.36%             3.15%
         --            4.55        (43.48%)        3,875         110%        2.30%        2.30%             3.13%
         --            8.05        (19.50%)        4,499          61%        2.30%        2.30%             2.93%
     $   --          $ 4.97        (23.06%)      $ 6,300         198%        1.85%        1.85%             2.54%
      (0.02)           6.46        (31.22%)        7,783          70%        1.85%        1.85%             2.57%
         --            9.45         (5.50%)        3,790          15%        1.85%        1.85%             3.08%
         --            4.92        (23.60%)        9,985         198%        2.35%        2.35%             3.04%
         --            6.44        (31.47%)       11,995          70%        2.35%        2.35%             3.10%
         --            9.44         (5.60%)        4,232          15%        2.35%        2.35%             3.49%
         --            4.93        (23.57%)        8,518         198%        2.35%        2.35%             3.04%
         --            6.45        (31.44%)        1,148          70%        2.35%        2.35%             3.10%
         --            9.45         (5.50%)        4,734          15%        2.35%        2.35%             3.49%
         --            4.92        (23.60%)        1,781         198%        2.35%        2.35%             3.06%
         --            6.44        (31.47%)        1,614          70%        2.35%        2.35%             3.13%
         --            9.44         (5.60%)          389          15%        2.35%        2.35%             3.42%
     $   --          $ 7.65        (16.67%)      $17,408          30%        1.85%        1.85%             2.22%
      (0.03)           9.18        (10.25%)       16,579          84%        1.85%        1.85%             2.32%
         --           10.26          2.60%         1,522           7%        1.85%        1.85%             4.99%
         --            7.58        (17.07%)       27,583          30%        2.35%        2.35%             2.71%
      (0.01)           9.14        (10.78%)       29,676          84%        2.35%        2.35%             2.81%
         --           10.26          2.60%         2,893           7%        2.35%        2.35%             4.98%
         --            7.58        (17.07%)       15,607          30%        2.35%        2.35%             2.71%
      (0.01)           9.14        (10.69%)       19,876          84%        2.35%        2.35%             2.81%
         --           10.25          2.50%         3,127           7%        2.35%        2.35%             5.21%
         --            7.57        (17.09%)        3,664          30%        2.35%        2.35%             2.69%
      (0.01)           9.13        (10.79%)        4,498          84%        2.35%        2.35%             2.81%
         --           10.25          2.50%           217           7%        2.35%        2.35%             4.80%
     $   --          $ 1.97        (38.05%)      $ 4,773          91%        1.90%        1.90%             3.03%
      (0.01)           3.18        (65.64%)        7,989          74%        1.90%        1.90%             2.90%
         --            9.27         (7.30%)        4,910           4%        1.90%        1.90%             2.65%
         --            1.93        (38.34%)        6,036          91%        2.40%        2.40%             3.52%
         --            3.13        (66.16%)       10,259          74%        2.40%        2.40%             3.30%
         --            9.25         (7.50%)       11,811           4%        2.40%        2.40%             3.02%
         --            1.94        (38.22%)        4,559          91%        2.40%        2.40%             3.54%
         --            3.14        (66.09%)        6,939          74%        2.40%        2.40%             3.31%
         --            9.26         (7.40%)        7,384           4%        2.40%        2.40%             3.05%
         --            1.94        (38.22%)        1,013          91%        2.40%        2.40%             3.51%
         --            3.14        (66.05%)        1,830          74%        2.40%        2.40%             3.44%
         --            9.25         (7.50%)        1,003           4%        2.40%        2.40%             3.16%


Ratio of Net Investment
   Income (Loss) to
 Average Net Assets(2)
-----------------------
         (1.29%)
         (1.24%)
         (0.72%)
         (1.78%)
         (1.75%)
         (1.25%)
         (1.78%)
         (1.76%)
         (1.24%)
         (1.78%)
         (1.76%)
         (1.23%)
         (1.30%)
         (0.59%)
         (0.09%)
         (1.80%)
         (1.13%)
         (0.52%)
         (1.80%)
         (1.13%)
         (0.50%)
         (1.80%)
         (1.16%)
         (0.50%)
         (0.15%)
          0.08%
          1.05%
         (0.65%)
         (0.43%)
          0.57%
         (0.66%)
         (0.43%)
          0.58%
         (0.66%)
         (0.43%)
          0.46%
         (1.74%)
         (1.21%)
          0.19%
         (2.25%)
         (1.67%)
         (0.36%)
         (2.25%)
         (1.68%)
         (0.30%)
         (2.26%)
         (1.71%)
         (0.33%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                                Increase (Decrease) from
                                                                                  Investment Operations
                                                             Net Asset  -----------------------------------------
                                                               Value         Net        Net Realized   Total from
                                                 Period      Beginning   Investment     & Unrealized   Investment
                                                  Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                               -----------   ---------  -------------   ------------   ----------
ASAF JANUS
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $  4.04      $(0.05)         $(0.90)       $(0.95)
                                               10/31/01         10.01       (0.06)          (5.90)        (5.96)
                                               10/31/00(8)      10.00        0.02           (0.01)         0.01
 Class B                                       10/31/02          4.03       (0.07)          (0.90)        (0.97)
                                               10/31/01         10.00       (0.09)          (5.88)        (5.97)
                                               10/31/00(8)      10.00        0.01           (0.01)           --
 Class C                                       10/31/02          4.03       (0.07)          (0.90)        (0.97)
                                               10/31/01         10.01       (0.09)          (5.89)        (5.98)
                                               10/31/00(8)      10.00        0.01              --          0.01
 Class X                                       10/31/02          4.02       (0.07)          (0.89)        (0.96)
                                               10/31/01         10.00       (0.09)          (5.89)        (5.98)
                                               10/31/00(8)      10.00        0.01           (0.01)           --
ASAF PROFUND
MANAGED OTC FUND:
------------------------------
------------------------------
 Class A                                       10/31/02       $  2.53      $(0.04)         $(0.88)       $(0.92)
                                               10/31/01          8.22       (0.05)          (5.64)        (5.69)
                                               10/31/00(8)      10.00       (0.01)          (1.77)        (1.78)
 Class B                                       10/31/02          2.52       (0.05)          (0.87)        (0.92)
                                               10/31/01          8.22       (0.07)          (5.63)        (5.70)
                                               10/31/00(8)      10.00       (0.02)          (1.76)        (1.78)
 Class C                                       10/31/02          2.51       (0.05)          (0.86)        (0.91)
                                               10/31/01          8.21       (0.07)          (5.63)        (5.70)
                                               10/31/00(8)      10.00       (0.02)          (1.77)        (1.79)
 Class X                                       10/31/02          2.52       (0.05)          (0.87)        (0.92)
                                               10/31/01          8.21       (0.07)          (5.62)        (5.69)
                                               10/31/00(8)      10.00       (0.02)          (1.77)        (1.79)
ASAF ALLIANCE/BERNSTEIN
GROWTH + VALUE FUND
------------------------------
------------------------------
 Class A                                       10/31/02       $  9.59       (0.02)         $(1.65)       $(1.67)
                                               10/31/01(9)      10.00       (0.01)          (0.40)        (0.41)
 Class B                                       10/31/02          9.55       (0.06)          (1.64)        (1.70)
                                               10/31/01(9)      10.00       (0.04)          (0.41)        (0.45)
 Class C                                       10/31/02          9.56       (0.06)          (1.65)        (1.71)
                                               10/31/01(9)      10.00       (0.04)          (0.40)        (0.44)
 Class X                                       10/31/02          9.56       (0.06)          (1.65)        (1.71)
                                               10/31/01(9)      10.00       (0.04)          (0.40)        (0.44)
ASAF INVESCO
HEALTH SCIENCES FUND
------------------------------
------------------------------
 Class A                                       10/31/02       $ 11.35       (0.12)         $(1.83)       $(1.95)
                                               10/31/01(9)      10.00       (0.08)           1.43          1.35
 Class B                                       10/31/02         11.31       (0.18)          (1.82)        (2.00)
                                               10/31/01(9)      10.00       (0.11)           1.42          1.31
 Class C                                       10/31/02         11.33       (0.18)          (1.81)        (1.99)
                                               10/31/01(9)      10.00       (0.12)           1.45          1.33
 Class X                                       10/31/02         11.33       (0.18)          (1.81)        (1.99)
                                               10/31/01(9)      10.00       (0.11)           1.44          1.33
ASAF SANFORD BERNSTEIN
CORE VALUE FUND
------------------------------
------------------------------
 Class A                                       10/31/02       $  9.77      $ 0.08          $(0.86)       $(0.78)
                                               10/31/01(9)      10.00        0.05           (0.28)        (0.23)
 Class B                                       10/31/02          9.74        0.03           (0.86)        (0.83)
                                               10/31/01(9)      10.00        0.01           (0.27)        (0.26)
 Class C                                       10/31/02          9.73        0.03           (0.85)        (0.82)
                                               10/31/01(9)      10.00        0.01           (0.28)        (0.27)
 Class X                                       10/31/02          9.73        0.03           (0.85)        (0.82)
                                               10/31/01(9)      10.00        0.02           (0.29)        (0.27)


                                                        Less Distributions
                                              --------------------------------------
                                               From Net     In Excess of    From Net
                                              Investment   Net Investment   Realized
                                                Income         Income        Gains
                                              ----------   --------------   --------
ASAF JANUS
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $   --
                                                 (0.01)           --             --
                                                    --            --             --
 Class B                                            --            --             --
                                                    --+           --             --
                                                    --            --             --
 Class C                                            --            --             --
                                                    --+           --             --
                                                    --            --             --
 Class X                                            --            --             --
                                                    --+           --             --
                                                    --            --             --
ASAF PROFUND
MANAGED OTC FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $   --
                                                    --            --             --
                                                    --            --             --
 Class B                                            --            --             --
                                                    --            --             --
                                                    --            --             --
 Class C                                            --            --             --
                                                    --            --             --
                                                    --            --             --
 Class X                                            --            --             --
                                                    --            --             --
                                                    --            --             --
ASAF ALLIANCE/BERNSTEIN
GROWTH + VALUE FUND
------------------------------
------------------------------
 Class A                                        $   --         $  --         $   --
                                                    --            --             --
 Class B                                            --            --             --
                                                    --            --             --
 Class C                                            --            --             --
                                                    --            --             --
 Class X                                            --            --             --
                                                    --            --             --
ASAF INVESCO
HEALTH SCIENCES FUND
------------------------------
------------------------------
 Class A                                        $   --         $  --         $   --
                                                    --            --             --
 Class B                                            --            --             --
                                                    --            --             --
 Class C                                            --            --             --
                                                    --            --             --
 Class X                                            --            --             --
                                                    --            --             --
ASAF SANFORD BERNSTEIN
CORE VALUE FUND
------------------------------
------------------------------
 Class A                                        $(0.05)        $  --         $(0.02)
                                                    --            --             --
 Class B                                         (0.01)           --          (0.02)
                                                    --            --             --
 Class C                                         (0.01)           --          (0.02)
                                                    --            --             --
 Class X                                         (0.01)           --          (0.02)
                                                    --            --             --

See Notes to Financial Highlights.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(2)
                    Net Asset     -------------------------------------   ------------------------------------------
                      Value                   Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total            End          Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions     of Period     Return(1)    (in 000's)       Rate      Expenses    and Waiver(3)   and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
     $   --          $ 3.09        (23.51%)      $ 5,765          89%        1.90%        1.90%             3.17%
      (0.01)           4.04        (59.56%)        6,012         188%        1.90%        1.90%             2.95%
         --           10.01          0.10%         3,069           3%        1.90%        1.90%             2.96%
         --            3.06        (24.07%)        7,310          89%        2.40%        2.40%             3.65%
         --            4.03        (59.68%)        9,098         188%        2.40%        2.40%             3.37%
         --           10.00          0.00%         8,853           3%        2.40%        2.40%             3.32%
         --            3.06        (24.07%)        3,566          89%        2.40%        2.40%             3.65%
         --            4.03        (59.72%)        4,687         188%        2.40%        2.40%             3.40%
         --           10.01          0.10%         4,495           3%        2.40%        2.40%             3.49%
         --            3.06        (23.88%)          916          89%        2.40%        2.40%             3.65%
         --            4.02        (59.78%)        1,174         188%        2.40%        2.40%             3.47%
         --           10.00          0.00%           676           3%        2.40%        2.40%             3.39%
     $   --          $ 1.61        (36.36%)      $ 5,076          30%        1.75%        1.75%             2.58%
         --            2.53        (69.22%)        6,805          54%        1.75%        1.75%             2.59%
         --            8.22        (17.80%)        7,052           1%        1.75%        1.75%             2.40%
         --            1.60        (36.51%)       10,978          30%        2.25%        2.25%             3.09%
         --            2.52        (69.34%)       13,664          54%        2.25%        2.25%             3.13%
         --            8.22        (17.80%)       12,048           1%        2.25%        2.25%             2.73%
         --            1.60        (36.26%)        7,688          30%        2.25%        2.25%             3.10%
         --            2.51        (69.43%)        7,760          54%        2.25%        2.25%             3.14%
         --            8.21        (17.90%)        6,927           1%        2.25%        2.25%             2.82%
         --            1.60        (36.51%)          739          30%        2.25%        2.25%             3.07%
         --            2.52        (69.31%)        1,106          54%        2.25%        2.25%             3.23%
         --            8.21        (17.90%)          835           1%        2.25%        2.25%             2.81%
     $   --          $ 7.92        (17.41%)      $ 2,698          35%        1.85%        1.85%             3.34%
         --            9.59         (4.10%)        2,273          13%        1.85%        1.85%             4.12%
         --            7.85        (17.80%)        5,023          35%        2.35%        2.35%             3.85%
         --            9.55         (4.50%)        4,139          13%        2.35%        2.35%             5.24%
         --            7.85        (17.89%)        2,574          35%        2.35%        2.35%             3.88%
         --            9.56         (4.40%)        1,698          13%        2.35%        2.35%             5.43%
         --            7.85        (17.89%)        1,284          35%        2.35%        2.35%             3.91%
         --            9.56         (4.40%)          903          13%        2.35%        2.35%             4.80%
     $   --          $ 9.40        (17.25%)      $ 4,210         122%        1.90%        1.90%             3.18%
         --           11.35         13.60%         3,971          35%        1.90%        1.90%             3.96%
         --            9.31        (17.60%)        7,256         122%        2.40%        2.40%             3.66%
         --           11.31         13.10%         6,427          35%        2.40%        2.40%             4.75%
         --            9.34        (17.64%)        3,870         122%        2.40%        2.40%             3.68%
         --           11.33         13.40%         2,659          35%        2.40%        2.40%             4.70%
         --            9.34        (17.64%)        1,956         122%        2.40%        2.40%             3.69%
         --           11.33         13.40%         1,702          35%        2.40%        2.40%             5.49%
     $(0.07)         $ 8.92         (8.16%)      $ 4,537          14%        1.70%        1.70%             2.76%
         --            9.77         (2.20%)        1,677           9%        1.70%        1.70%             3.95%
      (0.03)           8.88         (8.58%)        9,378          14%        2.20%        2.20%             3.26%
         --            9.74         (2.60%)        3,867           9%        2.20%        2.20%             5.57%
      (0.03)           8.88         (8.49%)        7,212          14%        2.20%        2.20%             3.25%
         --            9.73         (2.70%)        3,040           9%        2.20%        2.20%             4.73%
      (0.03)           8.88         (8.49%)        2,217          14%        2.20%        2.20%             3.28%
         --            9.73         (2.70%)          514           9%        2.20%        2.20%             4.75%


Ratio of Net Investment
   Income (Loss) to
 Average Net Assets(2)
-----------------------
         (1.38%)
         (1.13%)
          1.19%
         (1.88%)
         (1.60%)
          0.45%
         (1.88%)
         (1.61%)
          0.71%
         (1.88%)
         (1.65%)
          0.72%
         (1.56%)
         (1.42%)
         (1.11%)
         (2.06%)
         (1.92%)
         (1.57%)
         (2.06%)
         (1.93%)
         (1.58%)
         (2.06%)
         (1.94%)
         (1.55%)
         (0.21%)
         (0.17%)
         (0.71%)
         (0.66%)
         (0.71%)
         (0.66%)
         (0.71%)
         (0.66%)
         (1.19%)
         (1.10%)
         (1.69%)
         (1.54%)
         (1.70%)
         (1.56%)
         (1.70%)
         (1.48%)
          0.75%
          0.70%
          0.29%
          0.22%
          0.30%
          0.22%
          0.30%
          0.23%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                 Increase (Decrease) from
                                                                  Investment Operations
                                                   ----------------------------------------------------
                                                   Net Asset
                                                     Value         Net        Net Realized   Total from
                                       Period      Beginning   Investment     & Unrealized   Investment
                                        Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                     -----------   ---------  -------------   ------------   ----------
ASAF T. ROWE PRICE
TAX MANAGED FUND
------------------------------
------------------------------
 Class A                             10/31/02       $  9.00      $(0.06)         $(1.17)       $(1.23)
                                     10/31/01(9)      10.00       (0.05)          (0.95)        (1.00)
 Class B                             10/31/02          8.98       (0.11)          (1.17)        (1.28)
                                     10/31/01(9)      10.00       (0.08)          (0.94)        (1.02)
 Class C                             10/31/02          8.98       (0.10)          (1.17)        (1.27)
                                     10/31/01(9)      10.00       (0.08)          (0.94)        (1.02)
 Class X                             10/31/02          8.97       (0.10)          (1.18)        (1.28)
                                     10/31/01(9)      10.00       (0.08)          (0.95)        (1.03)
ASAF DEAM
LARGE-CAP GROWTH FUND
------------------------------
------------------------------
 Class A                             10/31/02(10)   $ 10.00      $(0.03)         $(1.88)       $(1.91)
 Class B                             10/31/02(10)     10.00       (0.04)          (1.90)        (1.94)
 Class C                             10/31/02(10)     10.00       (0.04)          (1.90)        (1.94)
 Class X                             10/31/02(10)     10.00       (0.04)          (1.89)        (1.93)
ASAF DEAM
LARGE-CAP VALUE FUND
------------------------------
------------------------------
 Class A                             10/31/02(10)   $ 10.00      $(0.03)         $(1.84)       $(1.87)
 Class B                             10/31/02(10)     10.00       (0.04)          (1.84)        (1.88)
 Class C                             10/31/02(10)     10.00       (0.04)          (1.83)        (1.87)
 Class X                             10/31/02(10)     10.00       (0.05)          (1.83)        (1.88)


                                              Less Distributions
                                    --------------------------------------

                                     From Net     In Excess of    From Net
                                    Investment   Net Investment   Realized
                                      Income         Income        Gains
                                    ----------   --------------   --------
ASAF T. ROWE PRICE
TAX MANAGED FUND
------------------------------
------------------------------
 Class A                             $    --         $   --        $   --
                                          --             --            --
 Class B                                  --             --            --
                                          --             --            --
 Class C                                  --             --            --
                                          --             --            --
 Class X                                  --             --            --
                                          --             --            --
ASAF DEAM
LARGE-CAP GROWTH FUND
------------------------------
------------------------------
 Class A                             $    --         $   --        $   --
 Class B                                  --             --            --
 Class C                                  --             --            --
 Class X                                  --             --            --
ASAF DEAM
LARGE-CAP VALUE FUND
------------------------------
------------------------------
 Class A                             $    --         $   --        $   --
 Class B                                  --             --            --
 Class C                                  --             --            --
 Class X                                  --             --            --

See Notes to Financial Highlights.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(2)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(1)    (in 000's)       Rate      Expenses    and Waiver(3)   and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
     $    --         $ 7.77        (13.67%)    $    1,174         21%        1.80%        1.80%             5.34%
          --           9.00        (10.00%)           746         12%        1.80%        1.80%             8.94%
          --           7.70        (14.25%)         2,028         21%        2.30%        2.30%             5.81%
          --           8.98        (10.20%)         1,237         12%        2.30%        2.30%             9.51%
          --           7.71        (14.14%)         2,597         21%        2.30%        2.30%             5.87%
          --           8.98        (10.20%)           867         12%        2.30%        2.30%            11.19%
          --           7.69        (14.27%)            97         21%        2.30%        2.30%             5.89%
          --           8.97        (10.20%)            33         12%        2.30%        2.30%            15.47%
     $    --         $ 8.09        (19.10%)    $       80         --         1.67%        1.67%            45.32%
          --           8.06        (19.40%)           355         --         2.17%        2.17%            62.70%
          --           8.06        (19.40%)           177         --         2.17%        2.17%            77.24%
          --           8.07        (19.30%)             1         --         2.17%        2.17%            38.29%
     $    --         $ 8.13        (18.70%)    $      109         --         1.65%        1.65%            34.03%
          --           8.12        (18.80%)           659         --         2.15%        2.15%            37.63%
          --           8.13        (18.70%)           304         --         2.15%        2.15%            43.48%
          --           8.12        (18.80%)            60         --         2.15%        2.15%            40.53%


Ratio of Net Investment
   Income (Loss) to
 Average Net Assets(2)
-----------------------
         (0.71%)
         (0.75%)
         (1.22%)
         (1.26%)
         (1.21%)
         (1.24%)
         (1.21%)
         (1.25%)
         (0.65%)
         (1.08%)
         (1.05%)
         (1.03%)
         (0.63%)
         (1.08%)
         (1.05%)
         (1.07%)

 (1) Total return for Class X shares does not reflect the payment of bonus shares.
 (2) Annualized for periods less than one year.
 (3) Includes commissions received by American Skandia Marketing, incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
 (4) Commenced operations on December 31, 1997.
 (5) Commenced operations on August 19, 1998.
 (6) Commenced operations on November 1, 1999.
 (7) Commenced operations on March 1, 2000.
 (8) Commenced operations on September 11, 2000.
 (9) Commenced operations on March 1, 2001.
(10) Commenced operations on May 1, 2002.
(11) For the Periods ended 10/31/98, 10/31/99, 10/31/00, 10/31/01, and 10/31/02 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 this Fund withdrew its net assets-in-kind from its corresponding ASMT Portfolio. (See Note 1 in Notes to Financial Statements).
 (a) The reclassification of paydown gains and losses as discussed in Note 2 of the Notes to Financial Statements had a (0.01) per share effect for American Century Strategic Balanced and no per share effect for PIMCO Total Return Bond. For American Century Strategic Balanced and PIMCO Total Return Bond the Ratio of Net Investment Income (Loss) would have been 1.64%, 1.14%, 1.14%, and 1.14%, and 3.19%, 2.70%, 2.69%, and 2.71%, for Class A,
     Class B, Class C, and Class X, respectively, without the reclassification of paydown gains and losses for the year ended 10/31/02. Ratios for prior periods have not been restated to reflect this change.
 (b) The adoption of the change in amortization method as discussed in Note 2 of the Notes to Financial Statements had a 0.01 per share effect for Federated High Yield Bond. Without the change in amortization method the Net Investment Income Ratio would have been 8.71%, 8.23%, 8.21%, and 8.25% for Class A, Class B, Class C, and Class X, respectively. Ratios for prior periods have not been restated to reflect this change.
 (c) The adoption of the change in amortization method as discussed in Note 2 of the Notes to Financial Statements had no per share effect for PIMCO Total Return Bond. Without the change in amortization method, the Net Investment Income ratio would have been 3.18%, 2.69%, 2.68%, and 2.70% for Class A, Class B, Class C, and Class X, respectively. Ratios for prior periods have not been restated to reflect this change.
 + Amount rounds to zero.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company and, at October 31, 2002, consisted of 29 diversified and 2 non-diversified investment portfolios:

     ASAF American Century International Growth Fund ("American Century International Growth"), ASAF American Century Strategic Balanced Fund ("American Century Strategic Balanced"), ASAF DeAM International Equity Fund ("DeAM International Equity") (formerly, ASAF Founders International Small Capitalization Fund), ASAF Federated High Yield Bond Fund ("Federated High Yield Bond"), ASAF Gabelli Small-Cap Value Fund ("Gabelli Small-Cap Value"), ASAF INVESCO Capital Income Fund ("INVESCO Capital Income") (formerly, ASAF INVESCO Equity Income Fund), ASAF Janus Capital Growth Fund ("Janus Capital Growth"), ASAF Money Market Fund ("Money Market"), ASAF PIMCO Total Return Bond Fund ("PIMCO Total Return Bond"), ASAF PBHG Small-Cap Growth Fund ("PBHG Small-Cap Growth"), ASAF Alliance Growth Fund ("Alliance Growth"), ASAF Alliance Growth and Income Fund ("Alliance Growth and Income"), ASAF Janus Overseas Growth Fund ("Janus Overseas Growth"), ASAF Marsico Capital Growth Fund ("Marsico Capital Growth"), ASAF Neuberger Berman Mid-Cap Growth Fund ("Neuberger Berman Mid-Cap Growth"), ASAF Neuberger Berman Mid-Cap Value Fund ("Neuberger Berman Mid-Cap Value"), ASAF MFS Growth with Income Fund ("MFS Growth with Income"), ASAF Sanford Bernstein Managed Index 500 Fund ("Sanford Managed Index 500"), ASAF Strong International Equity Fund ("Strong International Equity") (formerly, ASAF AIM International Equity Fund), ASAF DeAM Small-Cap Growth Fund ("DeAM Small-Cap Growth") (formerly, ASAF Scudder Small-Cap Growth Fund), ASAF Alger All-Cap Growth Fund ("Alger All-Cap Growth"), ASAF Gabelli All-Cap Value Fund ("Gabelli All-Cap Value"), ASAF INVESCO Technology Fund ("INVESCO Technology"), ASAF Janus Mid-Cap Growth Fund ("Janus Mid-Cap Growth"), ASAF ProFund Managed OTC Fund ("ProFund Managed OTC"), ASAF Alliance/Bernstein Growth + Value Fund ("Alliance/Bernstein Growth + Value"), ASAF INVESCO Health Sciences Fund ("INVESCO Health Sciences"), ASAF Sanford Bernstein Core Value Fund ("Sanford Bernstein Core Value"), ASAF T. Rowe Price Tax Managed Fund ("T. Rowe Price Tax Managed"), ASAF DeAM Large-Cap Growth Fund ("DeAM Large-Cap Growth") and ASAF DeAM Large-Cap Value Fund ("DeAM Large-Cap Value") (each a "Fund" and collectively the "Funds").

     Until September 27, 2002, American Century International Growth, INVESCO Capital Income, Janus Capital Growth, Money Market and PIMCO Total Return Bond (collectively, the Feeder Funds) pursued their investment objectives through a master/feeder structure, by investing their assets in ASMT American Century International Growth Portfolio, ASMT INVESCO Capital Income Portfolio, ASMT Janus Capital Growth Portfolio, ASMT Money Market Portfolio and ASMT PIMCO Total Return Bond Portfolio, respectively, of American Skandia Master Trust (collectively, the "ASMT Portfolios"), an open-end management investment company registered under the Investment Company Act of 1940, as amended, comprised of five diversified investment portfolios. Each of the ASMT Portfolios had investment objectives, policies and limitations identical to those of its corresponding Feeder Fund. Prior to September 27, 2002, the Feeder Funds did not directly manage their own portfolios of securities and had not been required to have an investment advisor.

     On September 11, 2002, the Board of Directors of the Company determined that it would be in the best interest of the Feeder Funds to withdraw their net assets in-kind from their respective ASMT Portfolios, effective at the close of business on September 27, 2002, and begin operating as separate

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

stand-alone funds. In connection with this change, the Board of Directors engaged American Skandia Investment Services, Inc. ("ASISI"), the investment manager of each of the ASMT Portfolios, to serve as the investment manager for each Fund, and engaged the sub-advisor to each of the ASMT Portfolios to directly manage the investments of each corresponding Fund, subject to the supervision of ASISI and pursuant to separate sub-advisory agreements (the "Agreements"). The terms of the new Agreements are substantially identical to previous agreements with the ASMT Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following accounting policies are in conformity with generally accepted accounting principles in the United States of America. Such policies are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

     Fund securities are valued at the close of trading on the New York Stock Exchange. Equity securities are generally valued at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. For Funds other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

     Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of October 31, 2002, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION

     Fund securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign equity securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS

     A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

FUTURES CONTRACTS AND OPTIONS

     A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

     An option is a right to buy or sell a particular security or derivative instrument at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

REPURCHASE AGREEMENTS

     A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

     SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a "notional amount", which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in value are recorded as unrealized gains and losses during the term of the contract. Cash receipts and payments are settled periodically between the counterparties in accordance with the terms of the individual agreements.

     Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa.

     Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market, including potential governmental regulation, could affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

SECURITIES LOANS

     Each Fund may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

     Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days. At October 31, 2002, the market value of the invested collateral and market value of securities on loan are summarized as follows:

                                         INSTITUTIONAL    FLOATING RATE                                          MARKET VALUE OF
                                         MONEY MARKET       NOTES AND                       TOTAL MARKET VALUE    SECURITIES ON
                                             TRUST       COMMERCIAL PAPER   TIME DEPOSITS     OF COLLATERAL           LOAN
                                         -------------   ----------------   -------------   ------------------   ---------------
American Century Strategic Balanced....   $ 8,337,574      $ 7,488,374       $2,281,190        $18,107,138         $17,527,331
Gabelli Small-Cap Value................     8,289,664        5,739,662        3,395,304         17,424,630          15,530,846
INVESCO Capital Income.................    39,579,991       11,721,892        8,351,457         59,653,340          56,979,754
Janus Capital Growth...................    29,406,256        9,890,235        3,868,324         43,164,815          37,647,914
PBHG Small-Cap Growth..................    11,506,000        4,825,320        3,797,673         20,128,993          19,265,059
Alliance Growth........................    11,393,533        5,380,330        1,329,437         18,103,300          17,418,958
Alliance Growth and Income.............    22,925,484        6,860,275        4,069,352         33,855,111          27,512,153
Marsico Capital Growth.................    46,140,835        6,322,170        8,538,815         61,001,820          60,099,535
Neuberger Berman Mid-Cap Growth........    39,220,006       19,404,286        7,040,635         65,664,927          63,150,286
Neuberger Berman Mid-Cap Value.........    20,126,566       15,658,820        4,660,532         40,445,918          38,770,583
MFS Growth with Income.................     7,141,509        2,477,694          925,932         10,545,135          10,134,071
Sanford Bernstein Managed Index 500....    18,366,018        7,858,964        2,464,883         28,689,865          27,436,634
DeAM Small-Cap Growth..................     3,637,981          422,312          896,293          4,956,585           4,615,462
Alger All-Cap Growth...................     7,597,777        2,808,727        1,034,337         11,440,840          10,866,148
Gabelli All-Cap Value..................    12,382,845        3,958,595        1,906,990         18,248,430          15,380,077
INVESCO Technology.....................     4,453,976        1,928,510          662,914          7,045,400           6,963,270
Janus Mid-Cap Growth...................     3,429,342        2,593,947          783,457          6,806,746           6,386,988
Profund Managed OTC....................     6,303,542        2,210,180        1,057,223          9,570,945           9,184,879
Alliance/Bernstein Growth + Value......     2,513,116          809,845          362,021          3,684,982           3,366,330
INVESCO Health Sciences................     4,988,877          731,350          991,355          6,711,582           6,359,764
Sanford Bernstein Core Value...........     4,910,866        2,125,505        1,294,514          8,330,885           7,364,737
T. Rowe Price Tax Managed..............     1,613,064          660,714          248,022          2,521,800           2,422,477

As of October 31, 2002, the yield for Institutional Money Market Trust was 1.82%; maturity dates for floating rate notes and commercial paper ranged from 11/06/02 to 11/14/02 with yields from 1.75% to 2.25%; and the maturity date for the time deposits was 11/01/02 with a yield of 1.81%.

DEFERRED ORGANIZATION EXPENSES

     The Company bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

     Several provisions of the revised AICPA Audit and Accounting Guide, Audits of Investment Companies, became effective for the funds on November 1, 2001. The Guide requires that the funds amortize premium and accrete discount on all fixed-income securities, and classify as an adjustment to interest income those gains and losses realized on paydowns on mortgage-backed securities for financial reporting purposes. Prior to November 1, 2001, Federated High Yield Bond and PIMCO Total Return Bond did not amortize premium on fixed-income securities. On November 1, 2001, Federated High

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

Yield Bond and PIMCO Total Return Bond adjusted the cost of the fixed-income securities held at that date, $54,001 and $320,093, respectively, representing the cumulative amount of premium amortization that would have been recognized had amortization been in effect from the purchase date of each holding. In the fiscal year ended October 31, 2002, Federated High Yield Bond and PIMCO Total Return Bond decreased net investment income by $188,513 and $606,333, respectively, due to the amortization of premium. In addition, American Century Strategic Balanced and PIMCO Total Return Bond reclassified $113,380 in paydown gains and $431,040 in paydown losses, respectively, to net investment income.

     As disclosed in Note 1, from November 1, 2001 to September 27, 2002, five funds were organized as feeder funds in a master/feeder structure. During that period, these Funds recorded their proportionate share of investment income, expenses, and realized and unrealized gains and losses from their corresponding ASMT Portfolios and have been included in the applicable categories on the Statement of Operations. The amounts allocated to the Funds from the ASMT Portfolios during the period from November 1, 2001 to September 27, 2002, are summarized as follows:

                                             INVESTMENT                     REALIZED        UNREALIZED
                                               INCOME        EXPENSES      GAIN (LOSS)      GAIN (LOSS)
                                             -----------    ----------    -------------    -------------
American Century International Growth....    $ 1,682,541    $  673,238    $ (11,677,360)   $  (2,174,104)
INVESCO Capital Income...................      7,031,681     2,011,812      (26,441,379)     (33,066,464)
Janus Capital Growth.....................      7,941,812     8,233,798     (159,574,504)    (177,010,297)
Money Market.............................      7,584,667     1,996,009            1,113               --
PIMCO Total Return Bond..................     19,367,373     2,798,015       18,297,021         (633,218)

MULTIPLE CLASSES OF SHARES

     Each Fund is divided into Class A, B, C, and X shares. Each class of shares is separately charged its respective distribution and service fees. Income, and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund. Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-divided date. Dividends, if any, from net investment income are declared and paid at least annually by the American Century International Growth, DeAM International Equity, Gabelli Small-Cap Value, Janus Capital Growth, PBHG Small-Cap Growth, Alliance Growth, Alliance Growth and Income, Janus Overseas Growth, Marsico Capital Growth, Neuberger Berman Mid-Cap Growth, Neuberger Berman Mid-Cap Value, MFS Growth with Income, Sanford Bernstein Managed Index 500, Strong International Equity, DeAM Small-Cap Growth, Alger All-Cap Growth, Gabelli All-Cap Value, INVESCO Technology, Janus Mid-Cap Growth, ProFund Managed OTC, Alliance/Bernstein Growth + Value, INVESCO Health Sciences, Sanford Bernstein Core Value, T. Rowe Price Tax Managed, DeAM Large-Cap Growth and DeAM Large-Cap Value; semiannually by the American Century Strategic Balanced and INVESCO Capital Income; declared daily and paid quarterly by PIMCO Total Return Bond, and declared daily and paid monthly by the Federated High Yield Bond and Money Market. Net realized gains from investment transactions, if any are distributed at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Funds have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Funds: American Century Investment Management, Inc. for American Century International Growth and American Century Strategic Balanced; Deutsche Asset Management, Inc. for DeAM International Equity, DeAM Small-Cap Growth, DeAM Large-Cap Growth and DeAM Large-Cap Value; Federated Investment Counseling for Federated High Yield Bond; GAMCO Investors, Inc. for Gabelli Small-Cap Value and Gabelli All-Cap Value; INVESCO Funds Group, Inc. for INVESCO Capital Income, INVESCO Technology and INVESCO Health Sciences; Janus Capital Management, LLC for Janus Capital Growth, Janus Overseas Growth, and Janus Mid-Cap Growth; Wells Capital Management, Inc. for Money Market; Pacific Investment Management Company LLC for PIMCO Total Return Bond; Pilgrim Baxter & Associates, Ltd. for PBHG Small-Cap Growth; Alliance Capital Management, L.P. for Alliance Growth and Alliance Growth and Income; Marsico Capital Management, LLC for Marsico Capital Growth; Neuberger Berman Management, Inc. for Neuberger Berman Mid-Cap Growth and Neuberger Berman Mid-Cap Value; Massachusetts Financial Services Company for MFS Growth with Income; Sanford C. Bernstein & Co., LLC for Sanford Bernstein Managed Index 500 and Sanford Bernstein Core Value; Strong Capital Management, Inc. for Strong International Equity; Fred Alger Management, Inc. for Alger All-Cap Growth; ProFund Advisors LLC for ProFund Managed OTC; Alliance Capital Management, L.P. and Sanford C. Bernstein & Co., LLC, co-managers for Alliance/Bernstein Growth + Value; and T. Rowe Price Associates, Inc. for T. Rowe Price Tax Managed.

ADVISORY FEES AND EXPENSE LIMITATIONS

     The investment manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Funds. The advisory fee for DeAM International Equity is reduced to 1.00% of the average daily net assets in excess of $100 million. The advisory fee for Alliance Growth is reduced to 0.85% of the average daily net assets in excess of $1 billion.

     The Investment Manager has voluntarily agreed to waive expenses until at least March 1, 2003, and will continue to waive expenses in accordance with limitation expense policies. The Investment Manager will reimburse each Fund for its respective operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extra ordinary expenses, but inclusive of the management fee, which in the aggregate exceed specified percentages of the Funds' average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fees and expense limitations are summarized as follows:

                                             ADVISORY     EXPENSE
                                               FEES     LIMITATIONS
                                             --------   -----------
American Century International Growth          1.00%       1.60%
American Century Strategic Balanced            0.90%       1.15%
DeAM International Equity                      1.10%       1.70%
Federated High Yield Bond                      0.70%       1.00%
Gabelli Small-Cap Value                        1.00%       1.40%
INVESCO Capital Income                         0.75%       1.17%
Janus Capital Growth                           1.00%       1.25%
Money Market                                   0.50%       1.00%
PIMCO Total Return Bond                        0.65%       1.00%
PBHG Small-Cap Growth                          0.90%       1.30%

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                             ADVISORY     EXPENSE
                                               FEES     LIMITATIONS
                                             --------   -----------
Alliance Growth                                0.90%       1.30%
Alliance Growth and Income                     1.00%       1.15%
Janus Overseas Growth                          1.10%       1.60%
Marsico Capital Growth                         1.00%       1.30%
Neuberger Berman Mid-Cap Growth                0.90%       1.35%
Neuberger Berman Mid-Cap Value                 0.90%       1.35%
MFS Growth with Income                         1.00%       1.30%
Sanford Bernstein Managed Index 500            0.80%       1.00%
Strong International Equity                    1.10%       1.60%
DeAM Small-Cap Growth                          0.95%       1.40%
Alger All-Cap Growth                           0.95%       1.35%
Gabelli All-Cap Value                          0.95%       1.35%
INVESCO Technology                             1.00%       1.40%
Janus Mid-Cap Growth                           1.00%       1.40%
Profund Managed OTC                            0.85%       1.25%
Alliance/Bernstein Growth + Value              1.00%       1.35%
INVESCO Health Sciences                        1.00%       1.40%
Sanford Bernstein Core Value                   0.85%       1.20%
T. Rowe Price Tax Managed                      0.95%       1.30%
DeAM Large-Cap Growth                          0.90%       1.17%
DeAM Large-Cap Value                           0.90%       1.15%

     In addition the Investment Manager has voluntarily agreed to waive portions of its advisory fees equal to 0.10% of average daily net assets of Janus Overseas Growth, DeAM Small-Cap Growth, DeAM Large-Cap Growth, DeAM Large-Cap Value and DeAM International Equity; 0.20% of the average daily net assets of Alliance Growth and Income, and for the Money Market Fund's net operating expenses from exceeding the net investment income for the period ended October 31, 2002. Such voluntary fee waivers or reductions, may be rescinded at any time and without notice to investors. All reimbursements by the Investment Manager are reflected in the Statements of Operations.

     On December 10, 2001 Strong Capital Management, Inc. became the sub-advisor to the Strong International Equity (formerly, sub-advised by A I M Capital Management, Inc.), Deutsche Asset Management, Inc. became the sub-advisor to the DeAM Small-Cap Growth Fund (formerly, sub-advised by Zurich Scudder Investments, Inc.) and Fred Alger Management, Inc. resumed management of the Alger All-Cap Growth Fund. On May 1, 2002 Deutsche Asset Management, Inc. became the sub-advisor to the DeAM International Equity (formerly, sub-advised by Founders Asset Management, LLC). On July 1, 2002, INVESCO Equity Income Fund name changed to INVESCO Capital Income Fund; the investment objective remains unchanged.

     On November 11, 2002 William Blair & Company, LLC became the sub-advisor to the William Blair International Growth (formerly Janus Overseas Growth, sub-advised by Janus Capital Management LLC), Goldman Sachs Asset Management became the sub-advisor to the Goldman Sachs Concentrated Growth and Goldman Sachs Mid-Cap Growth (formerly Janus Capital Growth and Janus Mid-Cap Growth respectively, sub-advised by Janus Capital Management LLC).

MANAGEMENT OF THE COMPANY

     Certain officers and directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested directors.

DISTRIBUTOR

     American Skandia Marketing, Incorporated ("ASMI") serves as the principal underwriter and distributor for each Fund. The Company has adopted a separate Distribution and Service plan (each a "Plan" and collectively the "Plans") for Class A, B, C, and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940.

     A portion of the sales charge on sales of Class A may be retained by ASMI in conjunction with certain expenses incurred during the distribution of these shares. During the year ended October 31, 2002, ASMI retained a portion of the sales charge on sales of Class A shares (chart below).

     Purchases of $1 million or more or purchases by certain retirement plans, with respect to Class A shares, are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of their purchase. A CDSC is imposed on Class B and Class X shares redeemed within seven and eight years, respectively, after their purchase. A CDSC is imposed on Class C shares redeemed within 12 months of their purchase. The maximum CDSC imposed is equal to 1.00%, 6.00%, 1.00%, and 6.00% of the amount subject to the charge for Class A, B, C, and X, respectively. During the year ended October 31, 2002, ASMI collected a portion of the CDSC (chart below).

                                           CLASS A
                                         SALES CHARGE      CDSC
                                           RETAINED     COLLECTED
                                         ------------   ----------
American Century International Growth      $ 14,309     $  198,440
American Century Strategic Balanced          28,984        582,589
DeAM International Equity                    12,315        371,780
Federated High Yield Bond                    29,728        691,484
Gabelli Small-Cap Value                      42,646        556,954
INVESCO Capital Income                       35,955      1,030,158
Janus Capital Growth                         77,478      4,016,184
Money Market                                     --      2,997,228
PIMCO Total Return Bond                     135,284      1,740,240
PBHG Small-Cap Growth                        18,122        543,411
Alliance Growth                              18,543        378,244
Alliance Growth and Income                   53,168      1,091,531
Janus Overseas Growth                         7,605        754,980
Marsico Capital Growth                       82,688      2,380,248
Neuberger Berman Mid-Cap Growth              34,297        732,978
Neuberger Berman Mid-Cap Value               41,188        713,003
MFS Growth with Income                       12,372        136,731
Sanford Bernstein Managed Index 500          42,373        409,369
Strong International Equity                   9,393        127,921
DeAM Small-Cap Growth                         9,968        170,049
Alger All-Cap Growth                          9,532         77,620
Gabelli All-Cap Value                        19,354        224,963
INVESCO Technology                            8,905         80,823
Janus Mid-Cap Growth                         11,016         58,570
Profund Managed OTC                          14,508        232,101
Alliance/Bernstein Growth + Value             7,719         38,796
INVESCO Health Sciences                       9,777         47,979
Sanford Bernstein Core Value                 12,336         65,984
T. Rowe Price Tax Managed                     5,604         15,525
DeAM Large-Cap Growth                             1            867
DeAM Large-Cap Value                            527          1,159

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     Under the Plans, the Funds pay ASMI a distribution and service fee of 0.50%, 1.00%, 1.00% and 1.00% for Class A, B, C and X shares, respectively. In connection with the Class X plan, ASMI uses the distribution and services fees as reimbursement for its purchase of Bonus Shares. Bonus Shares are paid to shareholders at the time of initial purchase and each subsequent purchase of Class X shares in an amount equal to 2.50% of the purchase.

     During the year ended October 31, 2002 ASMI paid the following amounts in conjunction with the purchase of bonus shares.

American Century International Growth                  $ 16,522
American Century Strategic Balanced                      22,844
DeAM International Equity                                13,628
Federated High Yield Bond                                17,356
Gabelli Small-Cap Value                                  50,689
INVESCO Capital Income                                   34,377
Janus Capital Growth                                    126,727
Money Market                                            124,601
PIMCO Total Return Bond                                  75,980
PBHG Small-Cap Growth                                    26,807
Alliance Growth                                          28,045
Alliance Growth and Income                               56,513
Janus Overseas Growth                                    24,734
Marsico Capital Growth                                   87,455
Neuberger Berman Mid-Cap Growth                          47,132
Neuberger Berman Mid-Cap Value                           49,341
MFS Growth with Income                                    8,493
Sanford Bernstein Managed Index 500                      23,208
Strong International Equity                              16,099
DeAM Small-Cap Growth                                    13,327
Alger All-Cap Growth                                      8,953
Gabelli All-Cap Value                                    18,371
INVESCO Technology                                        7,927
Janus Mid-Cap Growth                                      6,815
Profund Managed OTC                                       5,068
Alliance/Bernstein Growth + Value                         6,562
INVESCO Health Sciences                                  10,543
Sanford Bernstein Core Value                             12,365
T. Rowe Price Tax Managed                                   919
DeAM Large-Cap Growth                                        63
DeAM Large-Cap Value                                        108

     On August 2, 1999, the Company adopted a Supplemental Distribution Plan ("Supplemental Plan") under Rule 12b-1. The Supplemental Plan permitted ASMI to receive brokerage commissions in connection with purchases and sales of securities by the Funds. The Supplemental Plan was terminated on June 27, 2001. Commissions received by ASMI under the Supplemental Plan are reflected in the expense ratios, in the Financial Highlights for the years ended 1999 and 2000.

TRANSFER AGENT

     American Skandia Fund Services, Inc. ("ASFSI") serves as transfer agent of the Company. ASFSI provides certain services to shareholders of the Funds and their brokers, including addressing telephonic inquiries and requests, and processing certain shareholder transactions. In addition, Boston Financial Data Services, Inc. serves as sub-transfer agent.

     The Funds pay ASFSI per-transaction fees as compensation for such services. During the year ended October 31, 2002, fees collected by ASFSI were as follows:

American Century International Growth                  $ 77,485
American Century Strategic Balanced                     110,032
DeAM International Equity                               122,886
Federated High Yield Bond                                93,515
Gabelli Small-Cap Value                                 151,431
INVESCO Capital Income                                  188,138
Janus Capital Growth                                    949,086
Money Market                                            213,546
PIMCO Total Return Bond                                 182,416
PBHG Small-Cap Growth                                   174,462
Alliance Growth                                         121,295
Alliance Growth and Income                              208,888
Janus Overseas Growth                                   232,899
Marsico Capital Growth                                  524,502
Neuberger Berman Mid-Cap Growth                         256,047
Neuberger Berman Mid-Cap Value                          156,187
MFS Growth with Income                                   46,811
Sanford Bernstein Managed Index 500                      87,234
Strong International Equity                              67,084
DeAM Small-Cap Growth                                    81,198
Alger All-Cap Growth                                     40,445
Gabelli All-Cap Value                                    63,921
INVESCO Technology                                       45,151
Janus Mid-Cap Growth                                     37,132
Profund Managed OTC                                      42,967
Alliance/Bernstein Growth + Value                        21,639
INVESCO Health Sciences                                  31,932
Sanford Bernstein Core Value                             22,982
T. Rowe Price Tax Managed                                13,927
DeAM Large-Cap Growth                                     6,939
DeAM Large-Cap Value                                      7,000

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

4. SHARES OF CAPITAL STOCK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Transactions in shares of capital stock, during the year ended October 31, 2002, were as follows:

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
AMERICAN CENTURY
 INTERNATIONAL
 GROWTH:
 Sold                       23,505,946   $   160,266,213         1,136,366   $     8,072,849         7,243,851   $    50,848,941
 Redeemed                  (23,657,386)     (162,071,912)       (1,043,087)       (7,140,166)       (6,612,446)      (46,637,648)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)         (151,440)  $    (1,805,699)           93,279   $       932,683           631,405   $     4,211,293
                       ===============   ===============   ===============   ===============   ===============   ===============
AMERICAN CENTURY
 STRATEGIC BALANCED:
 Sold                        1,520,295   $    17,475,912         1,069,539   $    12,052,286           508,716   $     5,687,149
 Reinvested                     52,193           597,531            80,187           916,640            29,472           337,102
 Redeemed                   (1,989,339)      (22,534,919)       (2,225,290)      (24,517,352)       (1,227,598)      (13,649,261)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (416,851)  $    (4,461,476)       (1,075,564)  $   (11,548,426)         (689,410)  $    (7,625,010)
                       ===============   ===============   ===============   ===============   ===============   ===============
DEAM INTERNATIONAL
 EQUITY:
 Sold                       14,039,740   $   129,219,533           424,512   $     3,840,611         3,269,189   $    30,188,512
 Redeemed                  (14,394,105)     (133,654,038)       (1,129,215)       (9,906,418)       (3,516,603)      (32,432,822)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (354,365)  $    (4,434,505)         (704,703)  $    (6,065,807)         (247,414)  $    (2,244,310)
                       ===============   ===============   ===============   ===============   ===============   ===============
FEDERATED HIGH YIELD
 BOND:
 Sold                       14,054,590   $    96,414,591         6,947,729   $    47,643,215         4,290,689   $    28,991,090
 Reinvested                    244,165         1,662,859           621,642         4,214,832           205,610         1,393,691
 Redeemed                  (14,320,983)      (98,626,385)       (5,752,593)      (39,081,274)       (3,224,892)      (21,900,461)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)          (22,228)  $      (548,935)        1,816,778   $    12,776,773         1,271,407   $     8,484,320
                       ===============   ===============   ===============   ===============   ===============   ===============
GABELLI SMALL-CAP
 VALUE:
 Sold                        9,453,318   $   105,816,013         4,874,739   $    54,288,368         3,089,285   $    33,941,818
 Reinvested                     65,427           735,395           126,467         1,396,213            62,485           688,521
 Redeemed                   (9,315,896)     (103,192,226)       (3,755,131)      (39,738,006)       (2,557,994)      (26,790,174)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                202,849   $     3,359,182         1,246,075   $    15,946,575           593,776   $     7,840,165
                       ===============   ===============   ===============   ===============   ===============   ===============
INVESCO CAPITAL
 INCOME:
 Small-Cap:
 Sold                        3,676,197   $    45,229,272         1,484,697   $    18,086,518         1,781,891   $    22,074,801
 Reinvested                     56,306           693,294            79,886           989,540            34,076           422,183
 Redeemed                   (4,634,495)      (55,797,336)       (3,690,712)      (42,941,073)       (2,814,675)      (33,737,241)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (901,992)  $    (9,874,770)       (2,126,129)  $   (23,865,015)         (998,708)  $   (11,240,257)
                       ===============   ===============   ===============   ===============   ===============   ===============
JANUS CAPITAL GROWTH:
 Sold                       16,509,781   $   205,079,879         2,851,331   $    30,286,502         2,227,713   $    23,284,026
 Redeemed                  (21,927,335)     (266,943,515)      (17,466,900)     (172,332,612)       (7,619,568)      (75,745,543)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease             (5,417,554)  $   (61,863,636)      (14,615,569)  $  (142,046,110)       (5,391,855)  $   (52,461,517)
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
AMERICAN CENTURY
 INTERNATIONAL
 GROWTH:
 Sold                          326,456   $     2,323,094
 Redeemed                     (376,812)       (2,638,983)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          (50,356)  $      (315,889)
                       ===============   ===============
AMERICAN CENTURY
 STRATEGIC BALANCED:
 Sold                          222,300   $     2,512,398
 Reinvested                     20,112           229,888
 Redeemed                     (545,091)       (6,065,554)
                       ---------------   ---------------
   Net Decrease               (302,679)  $    (3,323,268)
                       ===============   ===============
DEAM INTERNATIONAL
 EQUITY:
 Sold                          139,536   $     1,267,314
 Redeemed                     (241,877)       (2,106,983)
                       ---------------   ---------------
   Net Decrease               (102,341)  $      (839,669)
                       ===============   ===============
FEDERATED HIGH YIELD
 BOND:
 Sold                          732,022   $     4,998,780
 Reinvested                    156,596         1,062,717
 Redeemed                     (952,624)       (6,502,852)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          (64,006)  $      (441,355)
                       ===============   ===============
GABELLI SMALL-CAP
 VALUE:
 Sold                          730,291   $     7,978,037
 Reinvested                     43,332           478,347
 Redeemed                     (662,662)       (6,986,607)
                       ---------------   ---------------
   Net Increase                110,961   $     1,469,777
                       ===============   ===============
INVESCO CAPITAL
 INCOME:
 Small-Cap:
 Sold                          352,839   $     4,346,433
 Reinvested                     23,916           295,922
 Redeemed                     (834,246)       (9,786,940)
                       ---------------   ---------------
   Net Decrease               (457,491)  $    (5,144,585)
                       ===============   ===============
JANUS CAPITAL GROWTH:
 Sold                          660,269   $     6,901,647
 Redeemed                   (2,423,458)      (23,636,780)
                       ---------------   ---------------
   Net Decrease             (1,763,189)  $   (16,735,133)
                       ===============   ===============

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
MONEY MARKET:
 Sold                    1,279,832,149   $ 1,279,829,043       216,048,451   $   216,048,451       307,137,869   $   307,137,268
 Reinvested                    895,374           895,374           217,584           217,584           107,139           107,139
 Redeemed               (1,322,339,400)   (1,322,339,402)     (206,373,301)     (206,373,305)     (306,732,275)     (306,732,275)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)      (41,611,877)  $   (41,614,985)        9,892,734   $     9,892,730           512,733   $       512,132
                       ===============   ===============   ===============   ===============   ===============   ===============
PIMCO TOTAL RETURN
 BOND:
 Sold                       24,889,374   $   265,711,287        14,456,453   $   153,068,575         7,910,056   $    83,598,439
 Reinvested                    438,246         4,640,167           871,720         9,138,490           341,828         3,583,194
 Redeemed                  (23,657,962)     (252,510,136)       (8,444,162)      (89,250,438)       (5,389,368)      (56,979,493)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              1,669,658   $    17,841,318         6,884,011   $    72,956,627         2,862,516   $    30,202,140
                       ===============   ===============   ===============   ===============   ===============   ===============
PBHG SMALL-CAP
 GROWTH:
 Sold                        8,793,724   $   104,192,726           974,223   $    10,739,046           869,246   $     9,251,069
 Redeemed                  (10,091,958)     (117,943,035)       (2,522,534)      (25,372,282)       (1,333,453)      (13,609,818)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease             (1,298,234)  $   (13,750,309)       (1,548,311)  $   (14,633,236)         (464,207)  $    (4,358,749)
                       ===============   ===============   ===============   ===============   ===============   ===============
ALLIANCE GROWTH:
 Sold                        2,201,814   $    20,013,560         1,545,264   $    14,152,284         1,522,767   $    13,506,214
 Redeemed                   (2,840,328)      (25,261,555)       (2,528,101)      (21,618,745)       (1,499,660)      (12,562,049)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)         (638,514)  $    (5,247,995)         (982,837)  $    (7,466,461)           23,107   $       944,165
                       ===============   ===============   ===============   ===============   ===============   ===============
ALLIANCE GROWTH AND
 INCOME:
 Sold                        3,051,956   $    35,994,438         3,561,574   $    42,075,346         3,182,950   $    37,473,477
 Reinvested                    127,138         1,616,375           290,634         3,650,263           129,264         1,622,605
 Redeemed                   (3,630,224)      (40,327,492)       (5,125,347)      (55,478,622)       (3,211,564)      (35,483,576)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)         (451,130)  $    (2,716,679)       (1,273,139)  $    (9,753,013)          100,650   $     3,612,506
                       ===============   ===============   ===============   ===============   ===============   ===============
JANUS OVERSEAS
 GROWTH:
 Sold                        9,734,386   $   101,167,826           314,231   $     3,076,366         2,003,410   $    18,612,197
 Redeemed                  (11,731,689)     (120,874,165)       (3,168,775)      (30,278,398)       (3,715,106)      (34,957,924)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease             (1,997,303)  $   (19,706,339)       (2,854,544)  $   (27,202,032)       (1,711,696)  $   (16,345,727)
                       ===============   ===============   ===============   ===============   ===============   ===============
MARSICO CAPITAL
 GROWTH:
 Sold                       25,493,396   $   305,334,385         5,412,821   $    62,192,524         4,817,264   $    55,723,975
 Reinvested                (27,236,701)     (325,843,940)       (8,657,350)      (98,212,837)       (5,214,868)      (59,510,004)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease             (1,743,305)  $   (20,509,555)       (3,244,529)  $   (36,020,313)         (397,604)  $    (3,786,029)
                       ===============   ===============   ===============   ===============   ===============   ===============
NEUBERGER BERMAN MID-
 CAP GROWTH:
 Sold                        8,881,160   $   122,747,979         1,533,925   $    20,236,610         1,379,373   $    18,138,908
 Redeemed                   (9,507,695)     (130,078,600)       (3,095,411)      (38,364,432)       (1,953,433)      (25,154,879)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (626,535)  $    (7,330,621)       (1,561,486)  $   (18,127,822)         (574,060)  $    (7,015,971)
                       ===============   ===============   ===============   ===============   ===============   ===============
NEUBERGER BERMAN MID-
 CAP VALUE:
 Sold                        3,127,010   $    45,742,094         3,336,399   $    48,969,013         2,157,889   $    31,268,474
 Reinvested                     24,492           362,785            49,268           718,813            19,341           282,525
 Redeemed                   (3,102,286)      (44,261,484)       (3,339,206)      (46,196,348)       (1,977,768)      (27,908,296)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                 49,216   $     1,843,395            46,461   $     3,491,478           199,462   $     3,642,703
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
MONEY MARKET:
 Sold                       44,463,248   $    44,463,248
 Reinvested                     40,956            40,956
 Redeemed                  (42,887,919)      (42,887,920)
                       ---------------   ---------------
   Net
  Increase/(Decrease)        1,616,285   $     1,616,284
                       ===============   ===============
PIMCO TOTAL RETURN
 BOND:
 Sold                        1,922,905   $    20,373,489
 Reinvested                    155,598         1,632,509
 Redeemed                   (1,110,155)      (11,734,275)
                       ---------------   ---------------
   Net Increase                968,348   $    10,271,723
                       ===============   ===============
PBHG SMALL-CAP
 GROWTH:
 Sold                          241,919   $     2,587,193
 Redeemed                     (489,996)       (4,888,709)
                       ---------------   ---------------
   Net Decrease               (248,077)  $    (2,301,516)
                       ===============   ===============
ALLIANCE GROWTH:
 Sold                          388,667   $     3,476,061
 Redeemed                     (594,710)       (5,146,130)
                       ---------------   ---------------
   Net
  Increase/(Decrease)         (206,043)  $    (1,670,069)
                       ===============   ===============
ALLIANCE GROWTH AND
 INCOME:
 Sold                          597,868   $     6,923,825
 Reinvested                     71,039           890,833
 Redeemed                     (907,513)       (9,899,428)
                       ---------------   ---------------
   Net
  Increase/(Decrease)         (238,606)  $    (2,084,770)
                       ===============   ===============
JANUS OVERSEAS
 GROWTH:
 Sold                          143,132   $     1,394,606
 Redeemed                     (770,942)       (7,329,077)
                       ---------------   ---------------
   Net Decrease               (627,810)  $    (5,934,471)
                       ===============   ===============
MARSICO CAPITAL
 GROWTH:
 Sold                          850,162   $     9,838,605
 Reinvested                 (1,205,731)      (13,646,194)
                       ---------------   ---------------
   Net Decrease               (355,569)  $    (3,807,589)
                       ===============   ===============
NEUBERGER BERMAN MID-
 CAP GROWTH:
 Sold                          319,180   $     4,174,329
 Redeemed                     (442,959)       (5,314,567)
                       ---------------   ---------------
   Net Decrease               (123,779)  $    (1,140,238)
                       ===============   ===============
NEUBERGER BERMAN MID-
 CAP VALUE:
 Sold                          574,884   $     8,311,055
 Reinvested                      9,215           134,255
 Redeemed                     (446,696)       (6,132,206)
                       ---------------   ---------------
   Net Increase                137,403   $     2,313,104
                       ===============   ===============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
MFS GROWTH WITH
 INCOME:
 Sold                          680,646   $     5,551,976         1,064,692   $     8,541,738           533,098   $     4,231,082
 Redeemed                     (613,900)       (4,824,843)       (1,088,509)       (8,340,553)         (534,964)       (4,102,502)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)           66,746   $       727,133           (23,817)  $       201,185            (1,866)  $       128,580
                       ===============   ===============   ===============   ===============   ===============   ===============
SANFORD BERNSTEIN
 MANAGED INDEX 500:
 Sold                        3,269,733   $    26,928,836         6,450,043   $    52,104,084         3,982,409   $    31,861,449
 Redeemed                   (2,476,540)      (19,544,592)       (3,673,795)      (28,339,199)       (3,206,755)      (25,095,080)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                793,193   $     7,384,244         2,776,248   $    23,764,885           775,654   $     6,766,369
                       ===============   ===============   ===============   ===============   ===============   ===============
STRONG INTERNATIONAL
 EQUITY:
 Sold                       10,817,571   $    63,536,983         1,078,591   $     6,166,722         6,016,166   $    33,735,011
 Redeemed                  (10,483,430)      (61,465,120)         (971,765)       (5,322,419)       (6,142,354)      (34,509,312)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)          334,141   $     2,071,863           106,826   $       844,303          (126,188)  $      (774,301)
                       ===============   ===============   ===============   ===============   ===============   ===============
DEAM SMALL-CAP
 GROWTH:
 Sold                       16,726,691   $    76,086,064         1,356,402   $     6,054,084           919,633   $     3,969,817
 Redeemed                  (17,600,896)      (79,399,805)       (1,642,281)       (6,786,038)       (1,006,864)       (4,231,057)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)         (874,205)  $    (3,313,741)         (285,879)  $      (731,954)          (87,231)  $      (261,240)
                       ===============   ===============   ===============   ===============   ===============   ===============
ALGER ALL-CAP GROWTH:
 Sold                        1,613,964   $    10,895,962           836,010   $     5,286,860           944,079   $     6,052,183
 Redeemed                   (1,550,347)      (10,322,021)         (670,880)       (3,924,350)         (945,833)       (5,713,386)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)           63,617   $       573,941           165,130   $     1,362,510            (1,754)  $       338,797
                       ===============   ===============   ===============   ===============   ===============   ===============
GABELLI ALL-CAP
 VALUE:
 Sold                        1,910,138   $    17,417,124         1,946,216   $    18,415,631         1,471,794   $    13,905,871
 Redeemed                   (1,441,174)      (12,713,408)       (1,553,763)      (13,262,777)       (1,587,568)      (14,254,538)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)          468,964   $     4,703,716           392,453   $     5,152,854          (115,774)  $      (348,667)
                       ===============   ===============   ===============   ===============   ===============   ===============
INVESCO TECHNOLOGY:
 Sold                        2,570,238   $     8,490,795         1,542,185   $     5,064,333         1,351,121   $     4,231,209
 Redeemed                   (2,662,665)       (8,265,409)       (1,701,112)       (4,876,241)       (1,212,159)       (3,633,677)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)          (92,427)  $       225,386          (158,927)  $       188,092           138,962   $       597,532
                       ===============   ===============   ===============   ===============   ===============   ===============
JANUS MID-CAP GROWTH:
 Sold                        1,683,677   $     6,466,534         1,034,592   $     4,003,976           632,491   $     2,415,987
 Redeemed                   (1,305,579)       (4,975,687)         (908,256)       (3,206,958)         (630,998)       (2,307,990)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                378,098   $     1,490,847           126,336   $       797,018             1,493   $       107,997
                       ===============   ===============   ===============   ===============   ===============   ===============
PROFUND MANAGED OTC:
 Sold                        4,277,572   $    10,092,762         6,256,964   $    14,813,994         6,134,428   $    14,926,604
 Redeemed                   (3,819,423)       (8,329,802)       (4,839,565)      (10,693,041)       (4,416,197)      (10,745,718)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                458,149   $     1,762,960         1,417,399   $     4,120,953         1,718,231   $     4,180,886
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
MFS GROWTH WITH
 INCOME:
 Sold                          231,041   $     1,869,390
 Redeemed                     (327,653)       (2,571,661)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          (96,612)  $      (702,271)
                       ===============   ===============
SANFORD BERNSTEIN
 MANAGED INDEX 500:
 Sold                          821,937   $     6,249,570
 Redeemed                     (537,618)       (3,978,145)
                       ---------------   ---------------
   Net Increase                284,319   $     2,271,425
                       ===============   ===============
STRONG INTERNATIONAL
 EQUITY:
 Sold                          328,314   $     1,896,552
 Redeemed                     (309,725)       (1,746,829)
                       ---------------   ---------------
   Net
  Increase/(Decrease)           18,589   $       149,723
                       ===============   ===============
DEAM SMALL-CAP
 GROWTH:
 Sold                          266,187   $     1,132,296
 Redeemed                     (254,237)       (1,047,156)
                       ---------------   ---------------
   Net
  Increase/(Decrease)           11,950   $        85,140
                       ===============   ===============
ALGER ALL-CAP GROWTH:
 Sold                          175,350   $     1,112,504
 Redeemed                      (64,305)         (367,847)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          111,045   $       744,657
                       ===============   ===============
GABELLI ALL-CAP
 VALUE:
 Sold                          222,426   $     2,087,952
 Redeemed                     (231,390)       (2,010,464)
                       ---------------   ---------------
   Net
  Increase/(Decrease)           (8,964)  $        77,488
                       ===============   ===============
INVESCO TECHNOLOGY:
 Sold                          194,095   $       606,439
 Redeemed                     (255,284)         (752,524)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          (61,189)  $      (146,085)
                       ===============   ===============
JANUS MID-CAP GROWTH:
 Sold                          157,691   $       585,644
 Redeemed                     (150,286)         (545,899)
                       ---------------   ---------------
   Net Increase                  7,405   $        39,745
                       ===============   ===============
PROFUND MANAGED OTC:
 Sold                        1,022,874   $     2,073,014
 Redeemed                   (1,000,728)       (2,018,227)
                       ---------------   ---------------
   Net Increase                 22,146   $        54,787
                       ===============   ===============

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
ALLIANCE/BERNSTEIN
 GROWTH + VALUE:
 Sold                          302,356   $     2,932,742           530,535   $     5,120,522           262,552   $     2,402,751
 Redeemed                     (198,661)       (1,841,641)         (323,641)       (2,736,494)         (112,186)         (963,110)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                103,695   $     1,091,101           206,894   $     2,384,028           150,366   $     1,439,641
                       ===============   ===============   ===============   ===============   ===============   ===============
INVESCO HEALTH
 SCIENCES:
 Sold                          458,789   $     4,998,351           635,567   $     6,746,802           445,803   $     4,780,112
 Redeemed                     (360,482)       (3,798,085)         (424,807)       (4,387,025)         (265,957)       (2,743,154)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                 98,307   $     1,200,266           210,760   $     2,359,777           179,846   $     2,036,958
                       ===============   ===============   ===============   ===============   ===============   ===============
SANFORD BERNSTEIN
 CORE VALUE:
 Sold                          767,083   $     7,848,510         1,076,892   $    10,944,752           763,419   $     7,691,268
 Reinvested                      2,056            21,631             1,475            15,509             1,071            11,258
 Redeemed                     (432,164)       (4,282,502)         (419,931)       (3,977,315)         (264,862)       (2,500,108)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                336,975   $     3,587,639           658,436   $     6,982,946           499,628   $     5,202,418
                       ===============   ===============   ===============   ===============   ===============   ===============
T. ROWE PRICE TAX
 MANAGED:
 Sold                          121,666   $     1,142,285           176,891   $     1,621,842           319,969   $     2,777,877
 Redeemed                      (53,372)         (469,196)          (51,319)         (429,456)          (79,642)         (644,841)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                 68,294   $       673,089           125,572   $     1,192,386           240,327   $     2,133,036
                       ===============   ===============   ===============   ===============   ===============   ===============
DEAM LARGE-CAP
 GROWTH:
 Sold                           33,540   $       321,201            53,554   $       429,994            30,684   $       281,510
 Redeemed                      (23,614)         (191,298)           (9,536)          (78,256)           (8,749)          (69,179)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                  9,926   $       129,903            44,018   $       351,738            21,935   $       212,331
                       ===============   ===============   ===============   ===============   ===============   ===============
DEAM LARGE-CAP VALUE:
 Sold                           37,676   $       358,980            89,002   $       732,569            37,947   $       330,515
 Redeemed                      (24,281)         (194,033)           (7,825)          (63,767)             (559)           (4,254)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                 13,395   $       164,947            81,177   $       668,802            37,388   $       326,261
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
ALLIANCE/BERNSTEIN
 GROWTH + VALUE:
 Sold                          116,813   $     1,123,530
 Redeemed                      (47,684)         (434,620)
                       ---------------   ---------------
   Net Increase                 69,129   $       688,910
                       ===============   ===============
INVESCO HEALTH
 SCIENCES:
 Sold                          169,732   $     1,806,715
 Redeemed                     (110,501)       (1,147,719)
                       ---------------   ---------------
   Net Increase                 59,231   $       658,996
                       ===============   ===============
SANFORD BERNSTEIN
 CORE VALUE:
 Sold                          249,157   $     2,506,543
 Reinvested                        154             1,617
 Redeemed                      (52,456)         (492,210)
                       ---------------   ---------------
   Net Increase                196,855   $     2,015,950
                       ===============   ===============
T. ROWE PRICE TAX
 MANAGED:
 Sold                           11,698   $       105,651
 Redeemed                       (2,812)          (25,381)
                       ---------------   ---------------
   Net Increase                  8,886   $        80,270
                       ===============   ===============
DEAM LARGE-CAP
 GROWTH:
 Sold                            1,219   $        11,442
 Redeemed                       (1,095)          (10,294)
                       ---------------   ---------------
   Net Increase                    124   $         1,148
                       ===============   ===============
DEAM LARGE-CAP VALUE:
 Sold                            8,373   $        79,159
 Redeemed                         (947)           (7,762)
                       ---------------   ---------------
   Net Increase                  7,426   $        71,397
                       ===============   ===============

     Transactions in shares of capital stock, during the period ended October 31, 2001, were as follows:

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
AMERICAN CENTURY
 INTERNATIONAL
 GROWTH:
 Sold                       48,230,748   $   438,461,865         1,670,696   $    15,588,055        12,812,191   $   121,852,496
 Reinvested
 Redeemed                  (47,708,098)     (435,285,666)       (1,000,818)       (8,794,184)      (12,377,633)     (118,042,334)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                522,650   $     3,176,199           669,878   $     6,793,871           434,558   $     3,810,162
                       ===============   ===============   ===============   ===============   ===============   ===============
AMERICAN CENTURY
 STRATEGIC BALANCED:
 Sold                        1,403,964   $    17,313,501         1,968,722   $    24,185,762           828,902   $    10,154,290
 Reinvested                     43,182           535,717            61,157           756,581            24,499           303,002
 Redeemed                   (1,085,463)      (13,165,151)       (1,669,488)      (20,188,857)         (859,026)      (10,416,452)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)          361,683   $     4,684,067           360,391   $     4,753,486            (5,625)  $        40,840
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
AMERICAN CENTURY
 INTERNATIONAL
 GROWTH:
 Sold                          425,418   $     3,971,086
 Reinvested
 Redeemed                     (271,455)       (2,475,970)
                       ---------------   ---------------
   Net Increase                153,963   $     1,495,116
                       ===============   ===============
AMERICAN CENTURY
 STRATEGIC BALANCED:
 Sold                          345,234   $     4,227,964
 Reinvested                     15,920           196,867
 Redeemed                     (302,314)       (3,662,942)
                       ---------------   ---------------
   Net
  Increase/(Decrease)           58,840   $       761,889
                       ===============   ===============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
DEAM INTERNATIONAL
 EQUITY:
 Sold                       35,701,589   $   443,752,727           981,044   $    12,275,368         9,723,156   $   121,438,434
 Redeemed                  (36,550,747)     (458,465,480)       (1,580,599)      (18,338,619)      (10,090,447)     (126,867,258)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)         (849,158)  $   (14,712,753)         (599,555)  $    (6,063,251)         (367,291)  $    (5,428,824)
                       ===============   ===============   ===============   ===============   ===============   ===============
FEDERATED HIGH YIELD
 BOND:
 Sold                       11,606,725   $    85,860,857         6,763,714   $    51,485,225         3,395,708   $    25,795,530
 Reinvested                    244,146         1,831,486           599,634         4,490,917           162,222         1,213,822
 Redeemed                  (10,124,239)      (74,866,422)       (5,013,839)      (37,721,171)       (2,750,117)      (20,745,820)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              1,726,632   $    12,825,921         2,349,509   $    18,254,971           807,813   $     6,263,532
                       ===============   ===============   ===============   ===============   ===============   ===============
GABELLI SMALL-CAP
 VALUE:
 Sold                        9,602,067   $   105,712,837         4,384,467   $    47,658,083         2,541,314   $    27,748,815
 Reinvested                     83,311           894,758           143,750         1,523,745            70,002           741,335
 Redeemed                   (8,339,061)      (91,402,507)       (1,583,746)      (16,967,343)       (1,321,760)      (14,246,788)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              1,346,317   $    15,205,088         2,944,471   $    32,214,485         1,289,556   $    14,243,362
                       ===============   ===============   ===============   ===============   ===============   ===============
INVESCO CAPITAL
 INCOME:
 Sold                        3,989,959   $    53,809,897         4,802,718   $    65,920,878         2,740,320   $    37,045,345
 Reinvested                     58,859           811,547            88,271         1,224,884            38,584           534,976
 Redeemed                   (3,129,212)      (41,840,393)       (2,898,459)      (38,329,639)       (1,997,474)      (26,283,625)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                919,606   $    12,781,051         1,992,530   $    28,816,123           781,430   $    11,296,696
                       ===============   ===============   ===============   ===============   ===============   ===============
JANUS CAPITAL GROWTH:
 Sold                       97,656,518   $ 1,670,297,423         7,587,833   $   117,333,547         3,971,943   $    59,741,547
 Redeemed                 (101,074,450)   (1,731,268,850)      (17,241,187)     (242,478,435)       (7,883,339)     (113,829,420)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease             (3,417,932)  $   (60,971,427)       (9,653,354)  $  (125,144,888)       (3,911,396)  $   (54,087,873)
                       ===============   ===============   ===============   ===============   ===============   ===============
MONEY MARKET:
 Sold                    6,022,858,738   $ 6,022,858,738       310,893,862   $   310,893,862       617,490,911   $   617,490,911
 Reinvested                  5,285,290         5,285,290         3,343,893         3,343,893         1,901,983         1,901,983
 Redeemed               (5,960,082,837)   (5,960,082,837)     (242,245,738)     (242,245,738)     (577,860,931)     (577,860,931)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase             68,061,191   $    68,061,191        71,992,017   $    71,992,017        41,531,963   $    41,531,963
                       ===============   ===============   ===============   ===============   ===============   ===============
PIMCO TOTAL RETURN
 BOND:
 Sold                       37,117,113   $   392,888,499        14,627,431   $   153,978,835         8,104,139   $    85,147,517
 Reinvested                    228,915         2,424,414           451,818         4,739,581           149,778         1,572,630
 Redeemed                  (32,306,179)     (341,703,919)       (5,347,126)      (56,272,329)       (4,066,342)      (42,576,371)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              5,039,849   $    53,608,994         9,732,123   $   102,446,087         4,187,575   $    44,143,776
                       ===============   ===============   ===============   ===============   ===============   ===============
PBHG SMALL-CAP
 GROWTH:
 Sold                        8,908,542   $   112,335,625           612,932   $     7,474,984           309,086   $     3,866,831
 Redeemed                   (9,861,265)     (125,842,202)       (3,105,959)      (37,224,159)       (1,708,268)      (20,980,827)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (952,723)  $   (13,506,577)       (2,493,027)  $   (29,749,175)       (1,399,182)  $   (17,113,996)
                       ===============   ===============   ===============   ===============   ===============   ===============
ALLIANCE GROWTH:
 Sold                        7,933,649   $    89,258,832         2,539,315   $    30,193,446         1,366,431   $    15,581,675
 Reinvested                    256,197         3,183,285           595,856         7,281,359           194,517         2,369,124
 Redeemed                   (7,099,132)      (80,171,488)       (2,419,752)      (26,465,084)         (849,059)       (9,441,502)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              1,090,714   $    12,270,629           715,419   $    11,009,721           711,889   $     8,509,297
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
DEAM INTERNATIONAL
 EQUITY:
 Sold                          193,567   $     2,378,994
 Redeemed                     (234,849)       (2,670,409)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          (41,282)  $      (291,415)
                       ===============   ===============
FEDERATED HIGH YIELD
 BOND:
 Sold                          692,820   $     5,353,621
 Reinvested                    179,149         1,342,903
 Redeemed                     (862,412)       (6,566,636)
                       ---------------   ---------------
   Net Increase                  9,557   $       129,888
                       ===============   ===============
GABELLI SMALL-CAP
 VALUE:
 Sold                          732,248   $     8,008,259
 Reinvested                     64,922           688,897
 Redeemed                     (313,259)       (3,363,023)
                       ---------------   ---------------
   Net Increase                483,911   $     5,334,133
                       ===============   ===============
INVESCO CAPITAL
 INCOME:
 Sold                          703,791   $     9,623,464
 Reinvested                     27,158           376,862
 Redeemed                     (540,116)       (7,125,009)
                       ---------------   ---------------
   Net Increase                190,833   $     2,875,317
                       ===============   ===============
JANUS CAPITAL GROWTH:
 Sold                        1,032,780   $    15,421,288
 Redeemed                   (2,074,288)      (29,611,846)
                       ---------------   ---------------
   Net Decrease             (1,041,508)  $   (14,190,558)
                       ===============   ===============
MONEY MARKET:
 Sold                       59,703,370   $    59,703,370
 Reinvested                    871,478           871,478
 Redeemed                  (48,263,777)      (48,263,777)
                       ---------------   ---------------
   Net Increase             12,311,071   $    12,311,071
                       ===============   ===============
PIMCO TOTAL RETURN
 BOND:
 Sold                        1,426,290   $    15,071,632
 Reinvested                     92,556           970,766
 Redeemed                     (689,132)       (7,235,322)
                       ---------------   ---------------
   Net Increase                829,714   $     8,807,076
                       ===============   ===============
PBHG SMALL-CAP
 GROWTH:
 Sold                          145,831   $     1,813,575
 Redeemed                     (457,666)       (5,505,287)
                       ---------------   ---------------
   Net Decrease               (311,835)  $    (3,691,712)
                       ===============   ===============
ALLIANCE GROWTH:
 Sold                          432,476   $     5,087,960
 Reinvested                    184,327         2,246,967
 Redeemed                     (541,478)       (5,944,094)
                       ---------------   ---------------
   Net Increase                 75,325   $     1,390,833
                       ===============   ===============

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
ALLIANCE GROWTH AND
 INCOME:
 Sold                        4,335,312   $    57,936,896         6,802,899   $    89,406,280         3,412,978   $    44,780,574
 Reinvested                    163,673         2,153,907           361,020         4,718,521           162,825         2,126,475
 Redeemed                   (2,644,732)      (34,775,745)       (2,676,932)      (34,421,147)       (1,756,185)      (22,907,130)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              1,854,253   $    25,315,058         4,486,987   $    59,703,654         1,819,618   $    23,999,919
                       ===============   ===============   ===============   ===============   ===============   ===============
JANUS OVERSEAS
 GROWTH:
 Sold                       52,729,870   $   660,314,320           472,697   $     6,203,962         3,950,408   $    52,807,223
 Reinvested                    271,664         3,987,672           400,155         5,830,263           231,899         3,383,296
 Redeemed                  (55,665,285)     (703,599,721)       (3,672,270)      (45,082,395)       (6,226,785)      (81,534,778)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease             (2,663,751)  $   (39,297,729)       (2,799,418)  $   (33,048,170)       (2,044,478)  $   (25,344,259)
                       ===============   ===============   ===============   ===============   ===============   ===============
MARSICO CAPITAL
 GROWTH:
 Sold                      115,270,632   $ 1,554,471,733         6,323,299   $    85,199,452         3,880,270   $    51,636,240
 Redeemed                 (116,490,823)   (1,575,051,080)       (9,927,552)     (127,308,343)       (5,503,964)      (70,884,991)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease             (1,220,191)  $   (20,579,347)       (3,604,253)  $   (42,108,891)       (1,623,694)  $   (19,248,751)
                       ===============   ===============   ===============   ===============   ===============   ===============
NEUBERGER BERMAN MID-
 CAP GROWTH:
 Sold                       23,436,549   $   417,025,355         4,542,080   $    79,718,252         2,263,195   $    38,364,761
 Redeemed                  (23,718,734)     (424,408,881)       (4,372,407)      (72,647,880)       (2,109,341)      (35,677,607)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)         (282,185)  $    (7,383,526)          169,673   $     7,070,372           153,854   $     2,687,154
                       ===============   ===============   ===============   ===============   ===============   ===============
NEUBERGER BERMAN MID-
 CAP VALUE:
 Sold                        4,701,951   $    69,190,066         5,505,722   $    80,125,886         2,565,558   $    37,172,785
 Reinvested                     11,948           183,085            24,456           371,442            10,490           159,356
 Redeemed                   (3,330,257)      (48,833,832)       (2,156,597)      (30,659,233)       (1,462,266)      (20,718,740)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              1,383,642   $    20,539,319         3,373,581   $    49,838,095         1,113,782   $    16,613,401
                       ===============   ===============   ===============   ===============   ===============   ===============
MFS GROWTH WITH
 INCOME:
 Sold                          956,015   $     9,118,933         1,776,554   $    17,028,990           727,156   $     6,863,631
 Redeemed                     (255,851)       (2,375,340)         (752,660)       (6,974,701)         (234,009)       (2,178,271)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                700,164   $     6,743,593         1,023,894   $    10,054,289           493,147   $     4,685,360
                       ===============   ===============   ===============   ===============   ===============   ===============
SANFORD BERNSTEIN
 MANAGED INDEX 500:
 Sold                        3,468,376   $    31,636,238         5,415,978   $    48,898,768         3,084,434   $    27,940,034
 Reinvested                      1,191            11,624             2,008            19,557             1,339            13,001
 Redeemed                   (2,402,936)      (21,973,363)       (2,163,919)      (19,396,788)       (1,771,945)      (16,033,436)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              1,066,631   $     9,674,499         3,254,067   $    29,521,537         1,313,828   $    11,919,599
                       ===============   ===============   ===============   ===============   ===============   ===============
STRONG INTERNATIONAL
 EQUITY:
 Sold                       47,034,181   $   338,609,500         2,013,379   $    14,851,730        17,150,423   $   124,044,190
 Redeemed                  (46,197,338)     (333,619,253)         (976,391)       (6,830,296)      (16,639,030)     (120,965,434)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                836,843   $     4,990,247         1,036,988   $     8,021,434           511,393   $     3,078,756
                       ===============   ===============   ===============   ===============   ===============   ===============
DEAM SMALL-CAP
 GROWTH:
 Sold                       23,373,659   $   131,114,491         3,431,657   $    20,002,615         1,984,158   $    11,500,413
 Redeemed                  (21,633,752)     (121,783,783)       (1,842,876)      (10,355,584)       (1,397,425)       (7,822,374)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              1,739,907   $     9,330,708         1,588,781   $     9,647,031           586,733   $     3,678,039
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
ALLIANCE GROWTH AND
 INCOME:
 Sold                          973,804   $    12,738,293
 Reinvested                    110,736         1,445,108
 Redeemed                     (506,557)       (6,495,376)
                       ---------------   ---------------
   Net Increase                577,983   $     7,688,025
                       ===============   ===============
JANUS OVERSEAS
 GROWTH:
 Sold                          194,871   $     2,534,162
 Reinvested                     96,920         1,411,150
 Redeemed                     (633,853)       (7,729,277)
                       ---------------   ---------------
   Net Decrease               (342,062)  $    (3,783,965)
                       ===============   ===============
MARSICO CAPITAL
 GROWTH:
 Sold                          843,442   $    11,187,510
 Redeemed                   (1,147,334)      (14,665,677)
                       ---------------   ---------------
   Net Decrease               (303,892)  $    (3,478,167)
                       ===============   ===============
NEUBERGER BERMAN MID-
 CAP GROWTH:
 Sold                          542,908   $     9,712,418
 Redeemed                     (478,557)       (8,133,936)
                       ---------------   ---------------
   Net
  Increase/(Decrease)           64,351   $     1,578,482
                       ===============   ===============
NEUBERGER BERMAN MID-
 CAP VALUE:
 Sold                          727,035   $    10,541,225
 Reinvested                      4,313            65,385
 Redeemed                     (259,134)       (3,730,282)
                       ---------------   ---------------
   Net Increase                472,214   $     6,876,328
                       ===============   ===============
MFS GROWTH WITH
 INCOME:
 Sold                          314,010   $     2,989,679
 Redeemed                     (128,735)       (1,223,788)
                       ---------------   ---------------
   Net Increase                185,275   $     1,765,891
                       ===============   ===============
SANFORD BERNSTEIN
 MANAGED INDEX 500:
 Sold                          663,753   $     6,115,840
 Reinvested                        296             2,873
 Redeemed                     (416,386)       (3,738,436)
                       ---------------   ---------------
   Net Increase                247,663   $     2,380,277
                       ===============   ===============
STRONG INTERNATIONAL
 EQUITY:
 Sold                          464,710   $     3,420,005
 Redeemed                     (165,743)       (1,159,867)
                       ---------------   ---------------
   Net Increase                298,967   $     2,260,138
                       ===============   ===============
DEAM SMALL-CAP
 GROWTH:
 Sold                          472,336   $     2,703,864
 Redeemed                     (179,798)       (1,049,405)
                       ---------------   ---------------
   Net Increase                292,538   $     1,654,459
                       ===============   ===============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
ALGER ALL-CAP GROWTH:
 Sold                        1,855,861   $    14,326,771         2,035,328   $    15,806,841         2,070,364   $    15,894,820
 Reinvested                      1,262            10,424               266             2,204               252             2,082
 Redeemed                   (1,053,439)       (7,754,844)         (620,772)       (4,297,911)         (842,149)       (5,890,921)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                803,684   $     6,582,351         1,414,822   $    11,511,134         1,228,467   $    10,005,981
                       ===============   ===============   ===============   ===============   ===============   ===============
GABELLI ALL-CAP
 VALUE:
 Sold                        2,255,100   $    23,412,771         3,525,022   $    36,228,720         2,849,619   $    29,311,216
 Reinvested                      1,153            11,671               912             9,243               673             6,814
 Redeemed                     (598,573)       (6,086,826)         (560,449)       (5,541,903)         (979,520)       (9,971,896)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              1,657,680   $    17,337,616         2,965,485   $    30,696,060         1,870,772   $    19,346,134
                       ===============   ===============   ===============   ===============   ===============   ===============
INVESCO TECHNOLOGY:
 Sold                        4,279,106   $    21,274,220         4,129,294   $    23,741,984         2,269,258   $    12,643,052
 Reinvested                      1,559            10,364                --                --                --                --
 Redeemed                   (2,294,520)       (9,966,395)       (2,124,389)      (10,439,926)         (859,567)       (3,983,187)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              1,986,145   $    11,318,189         2,004,905   $    13,302,058         1,409,691   $     8,659,865
                       ===============   ===============   ===============   ===============   ===============   ===============
JANUS MID-CAP GROWTH:
 Sold                        2,870,551   $    18,263,615         2,951,510   $    19,813,948         1,230,968   $     8,123,372
 Reinvested                      1,380            10,170               590             4,337               281             2,064
 Redeemed                   (1,691,898)       (9,629,306)       (1,578,025)       (9,831,906)         (516,478)       (3,065,990)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              1,180,033   $     8,644,479         1,374,075   $     9,986,379           714,771   $     5,059,446
                       ===============   ===============   ===============   ===============   ===============   ===============
PROFUND MANAGED OTC:
 Sold                        5,666,147   $    23,933,808         6,824,260   $    28,792,740         5,683,112   $    24,456,611
 Redeemed                   (3,830,243)      (14,935,732)       (2,862,140)      (11,491,918)       (3,440,985)      (13,693,396)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              1,835,904   $     8,998,076         3,962,120   $    17,300,822         2,242,127   $    10,763,215
                       ===============   ===============   ===============   ===============   ===============   ===============
ALLIANCE/BERNSTEIN
 GROWTH + VALUE:
 Sold                          269,486   $     2,768,086           488,149   $     4,990,210           207,881   $     2,133,861
 Redeemed                      (32,385)         (322,685)          (54,967)         (539,844)          (30,243)         (302,677)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                237,101   $     2,445,401           433,182   $     4,450,366           177,638   $     1,831,184
                       ===============   ===============   ===============   ===============   ===============   ===============
INVESCO HEALTH
 SCIENCES:
 Sold                          493,784   $     5,549,807           650,570   $     7,247,418           326,068   $     3,632,294
 Redeemed                     (144,008)       (1,642,728)          (82,234)         (915,099)          (91,461)       (1,019,874)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                349,776   $     3,907,079           568,336   $     6,332,319           234,607   $     2,612,420
                       ===============   ===============   ===============   ===============   ===============   ===============
SANFORD BERNSTEIN
 CORE VALUE:
 Sold                          196,830   $     2,016,150           470,550   $     4,799,122           339,836   $     3,437,758
 Redeemed                      (25,270)         (251,130)          (73,371)         (744,622)          (27,377)         (281,657)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                171,560   $     1,765,020           397,179   $     4,054,500           312,459   $     3,156,101
                       ===============   ===============   ===============   ===============   ===============   ===============
T. ROWE PRICE TAX
 MANAGED:
 Sold                           88,597   $       867,374           157,238   $     1,601,427            96,890   $       955,939
 Redeemed                       (5,725)          (55,637)          (19,466)         (191,235)             (405)           (3,965)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                 82,872   $       811,737           137,772   $     1,410,192            96,485   $       951,974
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
ALGER ALL-CAP GROWTH:
 Sold                          359,478   $     2,723,053
 Reinvested                         34               283
 Redeemed                     (149,823)       (1,069,687)
                       ---------------   ---------------
   Net Increase                209,689   $     1,653,649
                       ===============   ===============
GABELLI ALL-CAP
 VALUE:
 Sold                          564,970   $     5,812,293
 Reinvested                        179             1,807
 Redeemed                      (93,564)         (949,706)
                       ---------------   ---------------
   Net Increase                471,585   $     4,864,394
                       ===============   ===============
INVESCO TECHNOLOGY:
 Sold                          695,540   $     3,669,706
 Reinvested                         --                --
 Redeemed                     (221,557)         (989,836)
                       ---------------   ---------------
   Net Increase                473,983   $     2,679,870
                       ===============   ===============
JANUS MID-CAP GROWTH:
 Sold                          299,584   $     2,115,065
 Reinvested                         51               375
 Redeemed                      (74,880)         (466,079)
                       ---------------   ---------------
   Net Increase                224,755   $     1,649,361
                       ===============   ===============
PROFUND MANAGED OTC:
 Sold                          631,337   $     2,712,064
 Redeemed                     (294,525)       (1,220,872)
                       ---------------   ---------------
   Net Increase                336,812   $     1,491,192
                       ===============   ===============
ALLIANCE/BERNSTEIN
 GROWTH + VALUE:
 Sold                          104,764   $     1,070,935
 Redeemed                      (10,307)         (100,961)
                       ---------------   ---------------
   Net Increase                 94,457   $       969,974
                       ===============   ===============
INVESCO HEALTH
 SCIENCES:
 Sold                          166,973   $     1,864,412
 Redeemed                      (16,763)         (188,018)
                       ---------------   ---------------
   Net Increase                150,210   $     1,676,394
                       ===============   ===============
SANFORD BERNSTEIN
 CORE VALUE:
 Sold                           70,411   $       718,548
 Redeemed                      (17,594)         (178,137)
                       ---------------   ---------------
   Net Increase                 52,817   $       540,411
                       ===============   ===============
T. ROWE PRICE TAX
 MANAGED:
 Sold                            3,728   $        36,262
 Redeemed                          (29)             (296)
                       ---------------   ---------------
   Net Increase                  3,699   $        35,966
                       ===============   ===============

5. TAX MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

     Income and capital gains of the Funds are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

     The tax character of distributions paid during the period ended October 31, 2002 was as follows:

                                                ORDINARY      LONG-TERM         TOTAL
                                                 INCOME      CAPITAL GAIN   DISTRIBUTIONS
                                               -----------   ------------   -------------
American Century Strategic Balanced..........  $ 2,188,416    $       --     $ 2,188,416
Federated High Yield Bond....................   12,323,354            --      12,323,354
Gabelli Small-Cap Value......................    2,614,948       819,226       3,434,174
INVESCO Capital Income.......................    2,557,461            --       2,557,461
Money Market.................................    1,408,040            --       1,408,040
PIMCO Total Return Bond......................   19,031,659     3,683,083      22,714,742
Alliance Growth and Income...................    3,687,267     4,464,405       8,151,672
Neuberger Berman Mid-Cap Value...............           --     1,561,051       1,561,051
Sanford Bernstein Core Value.................       53,947            --          53,497

     The tax character of distributable earnings/(accumulated losses) at October 31, 2002 was as follows:

                                                            UNDISTRIBUTED   UNDISTRIBUTED
                                                              ORDINARY        LONG-TERM
                                                               INCOME           GAIN
                                                            -------------   -------------
American Century International Growth.....................   $    79,262     $       --
American Century Strategic Balanced.......................       714,957             --
Federated High Yield Bond.................................       864,337             --
INVESCO Capital Income....................................       386,008             --
Money Market..............................................        19,722             --
PIMCO Total Return Bond...................................    13,679,545      6,203,623
Sanford Bernstein Core Value..............................        60,856             --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

CAPITAL LOSS CARRYFORWARDS -- At October 31, 2002, the following Funds had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                         EXPIRING IN
                       -------------------------------------------------------------------------------
                        2005        2006         2007           2008           2009           2010
                       -------   ----------   -----------   ------------   ------------   ------------
American Century
  International
  Growth.............  $    --   $   73,332   $    49,869   $  1,639,901   $ 22,928,687   $ 12,640,124
American Century
  Strategic
  Balanced...........       --           --            --      1,622,189      8,074,458     11,842,580
DeAM International
  Equity.............       --           --            --     35,798,148     57,123,055             --
Federated High Yield
  Bond...............    4,183       17,619       327,379      1,538,529     13,149,572     18,610,007
Gabelli Small-Cap
  Value..............       --           --            --             --             --      3,530,563
INVESCO Capital
  Income.............       --           --            --        885,606     12,892,699     31,692,286
Janus Capital
  Growth.............   38,807    4,789,881    52,015,103    304,073,150    384,441,491    201,055,611
PBHG Small-Cap
  Growth.............       --           --            --     32,685,457     85,158,694     24,271,236
Alliance Growth......       --           --            --             --     49,045,320     27,974,021
Alliance Growth and
  Income.............       --           --            --             --             --     55,152,479
Janus Overseas
  Growth.............       --    2,242,636     3,428,829      3,770,566    118,198,630     45,261,880
Marsico Capital
  Growth.............       --      682,762     7,950,369     43,400,517    137,802,459     76,515,600
Neuberger Berman
  Mid-Cap Growth.....       --           --     1,874,798      7,545,394    134,152,765     54,571,099
Neuberger Berman
  Mid-Cap Value......       --           --            --             --             --      2,980,118
MFS Growth with
  Income.............       --           --            --        900,804      5,991,194      7,428,950
Sanford Bernstein
  Managed Index 500..       --           --            --             --      9,737,483     10,478,884
Strong International
  Equity.............       --           --            --      3,689,149     14,623,752      9,627,877
DeAM Small-Cap
  Growth.............       --           --            --      6,178,761     30,048,813     11,049,424
Alger All-Cap
  Growth.............       --           --            --        209,132      7,393,380      9,856,749
Gabelli All-Cap
  Value..............       --           --            --             --             --      5,993,769
INVESCO Technology...       --           --            --        195,454     17,178,543     17,782,577
Janus Mid-Cap
  Growth.............       --           --            --         17,950     15,446,744      8,720,541
Profund Managed
  OTC................       --           --            --      1,097,897     13,155,667     12,453,037
Alliance/Bernstein
  Growth + Value.....       --           --            --             --         73,985      1,480,731
INVESCO Health
  Sciences...........       --           --            --             --         35,228      3,215,584
Sanford Bernstein
  Core Value.........       --           --            --             --             --        501,181
T. Rowe Price Tax
  Managed............       --           --            --             --         41,359        520,264
DeAM Large-Cap
  Growth.............       --           --            --             --             --         80,858
DeAM Large-Cap
  Value..............       --           --            --             --             --         96,183

6. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the year ended October 31, 2002, were as follows:

                                             PURCHASES          SALES
                                           --------------   --------------
American Century International Growth      $  190,103,031   $  192,807,392
American Century Strategic Balanced           136,856,895      156,649,799
DeAM International Equity                     329,650,905      343,359,118
Federated High Yield Bond                      69,235,246       48,765,496
Gabelli Small-Cap Value                        74,361,201       39,453,130
INVESCO Capital Income                         97,967,728      161,696,640
Janus Capital Growth                          584,536,501      609,233,288
PIMCO Total Return Bond                     1,258,010,111    1,137,080,028
PBHG Small-Cap Growth                         173,261,643      186,421,115
Alliance Growth                                57,635,928       74,259,722
Alliance Growth and Income                    264,132,175      271,343,536
Janus Overseas Growth                         113,518,449      166,922,084
Marsico Capital Growth                        679,410,249      748,686,274
Neuberger Berman Mid-Cap Growth               184,808,339      209,800,046
Neuberger Berman Mid-Cap Value                237,167,655      227,835,236
MFS Growth with Income                         37,922,311       38,053,171
Sanford Bernstein Managed Index 500            67,814,429       24,786,187
Strong International Equity                    71,180,746       69,203,622
DeAM Small-Cap Growth                         144,483,706      141,479,021
Alger All-Cap Growth                           60,866,280       60,822,966
Gabelli All-Cap Value                          42,398,200       21,282,544
INVESCO Technology                             23,238,914       21,509,362
Janus Mid-Cap Growth                           20,249,715       16,258,523
Profund Managed OTC                            12,610,702        8,715,326
Alliance/Bernstein Growth + Value               9,810,472        4,261,396
INVESCO Health Sciences                        23,842,036       19,922,028
Sanford Bernstein Core Value                   19,688,125        2,477,673
T. Rowe Price Tax Managed                       5,035,715        1,040,128

     Purchases and sales of U.S. government securities, during the year ended October 31, 2002, were as follows:

                                                PURCHASES        SALES
                                               ------------   -----------
American Century Strategic Balanced            $ 54,211,564   $48,531,981
INVESCO Capital Income                                   --     7,280,989
PIMCO Total Return Bond                         192,607,712    86,489,445
DeAM Small-Cap Growth                             1,474,412     1,420,435
INVESCO Health Sciences                             999,046            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     At October 31, 2002, the cost and unrealized appreciation or depreciation in value of the investments for federal income tax purposes, were as follows:

                                                                                NET
                                              GROSS           GROSS          UNREALIZED
                             AGGREGATE      UNREALIZED      UNREALIZED      APPRECIATION
                                COST       APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                            ------------   ------------   --------------   --------------
American Century
  International Growth      $ 54,967,119   $ 2,951,990    $  (4,337,162)   $  (1,385,172)
American Century Strategic
  Balanced                   144,635,927     7,082,672      (15,618,004)      (8,535,332)
DeAM International Equity     55,908,387     1,583,569       (7,798,680)      (6,215,111)
Federated High Yield Bond    165,846,073     3,238,690      (29,300,665)     (26,061,975)
Gabelli Small-Cap Value      174,795,529    17,901,897      (32,586,567)     (14,684,670)
INVESCO Capital Income       223,418,646    16,513,193      (35,296,676)     (18,783,483)
Janus Capital Growth         659,469,083     4,442,951     (111,268,874)    (106,825,923)
PIMCO Total Return Bond      644,289,354    24,480,716      (27,538,693)      (3,057,977)
PBHG Small-Cap Growth        106,684,283    12,488,294      (15,541,460)      (3,053,166)
Alliance Growth               95,887,100     4,459,932      (15,183,371)     (10,723,439)
Alliance Growth and Income   261,070,834    13,195,800      (45,198,710)     (32,002,910)
Janus Overseas Growth        161,749,948    10,546,920      (23,293,696)     (12,746,776)
Marsico Capital Growth       527,166,185    64,675,234      (16,552,272)      48,122,962
Neuberger Berman Mid-Cap
  Growth                     148,510,469    16,623,943      (13,679,909)       2,944,034
Neuberger Berman Mid-Cap
  Value                      202,620,413    10,331,993      (18,223,131)      (7,891,138)
MFS Growth with Income        41,088,339     2,133,993       (5,778,846)      (3,644,853)
Sanford Bernstein Managed
  Index 500                  158,415,038     5,706,007      (34,496,852)     (28,790,845)
Strong International
  Equity                      43,328,839       993,430       (5,877,664)      (4,884,234)
DeAM Small-Cap Growth         40,751,910     2,682,178       (5,201,205)      (2,519,027)
Alger All-Cap Growth          27,638,705     1,152,477       (2,608,393)      (1,455,916)
Gabelli All-Cap Value         82,831,485     3,317,897      (21,822,844)     (18,504,947)
INVESCO Technology            27,281,029       520,831      (10,972,613)     (10,451,782)
Janus Mid-Cap Growth          20,834,254       919,154       (2,976,229)      (2,057,075)
Profund Managed OTC           47,149,281       733,883      (25,913,023)     (25,179,140)
Alliance/Bernstein Growth
  + Value                     13,652,033       309,013       (2,383,663)      (2,074,650)
INVESCO Health Sciences       16,939,978       821,505         (720,089)         101,416
Sanford Bernstein Core
  Value                       26,820,983       722,167       (4,238,363)      (3,516,196)
T. Rowe Price Tax Managed      6,735,747       171,362         (933,430)        (762,068)
DeAM Large-Cap Growth             49,813            --               (4)              (4)
DeAM Large-Cap Value              84,682            42               --               42

7. WRITTEN OPTIONS TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Written options transactions, during the year ended October 31, 2002, were as follows:

                                                 PIMCO TOTAL RETURN
                        INVESCO TECHNOLOGY              BOND
                       ---------------------   -----------------------
                       NUMBER OF               NUMBER OF
                       CONTRACTS    PREMIUM    CONTRACTS     PREMIUM
                       ---------   ---------   ---------   -----------
Balance at beginning
  of year                  469     $ 119,154     2,398     $ 1,574,736
Written                  2,395       645,418     5,113       3,824,279
Expired                   (404)     (121,276)   (2,950)     (1,756,545)
Exercised                  (46)      (10,445)       --              --
Closed                  (2,414)     (632,851)   (1,447)     (1,022,366)
                        ------     ---------    ------     -----------
Balance at end of
  year                      --     $      --     3,114     $ 2,620,104
                        ======     =========    ======     ===========

8. LINE OF CREDIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Funds and other affiliated funds participate in a $175 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Fund, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of 0.09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. During the year ended October 31, 2002, there were no borrowings outstanding under the agreement by the Company.

     The following table summarizes the borrowing that occurred during the year ended October 31, 2002:

                                                        AVERAGE LOAN       AVERAGE     NUMBER OF
                                                     OUTSTANDING DURING    INTEREST      DAYS
                                                    THE BORROWING PERIOD     RATE     OUTSTANDING
                                                    --------------------   --------   -----------
American Century Strategic Balanced                     $12,250,000         2.250%         4
Alliance Growth                                           1,300,000         2.303%        20
Alliance Growth and Income                                1,500,000         2.255%        16
Gabelli All-Cap Value                                     1,000,000         2.323%         6

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of American Skandia Advisor Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ASAF American Century International Growth Fund, ASAF American Century Strategic Balanced Fund, ASAF DeAM International Equity Fund, ASAF Federated High Yield Bond Fund, ASAF Gabelli Small-Cap Value Fund, ASAF INVESCO Capital Income Fund, ASAF Janus Capital Growth Fund, ASAF Money Market Fund, ASAF PIMCO Total Return Bond Fund, ASAF PBHG Small-Cap Growth Fund, ASAF Alliance Growth Fund, ASAF Alliance Growth and Income Fund, ASAF Janus Overseas Growth Fund, ASAF Marsico Capital Growth Fund, ASAF Neuberger Berman Mid-Cap Growth Fund, ASAF Neuberger Berman Mid-Cap Value Fund, ASAF MFS Growth with Income Fund, ASAF Sanford Bernstein Managed Index 500 Fund, ASAF Strong International Equity Fund, ASAF DeAM Small-Cap Growth Fund, ASAF Alger All-Cap Growth Fund, ASAF Gabelli All-Cap Value Fund, ASAF INVESCO Technology Fund, ASAF Janus Mid-Cap Growth Fund, ASAF ProFund Managed OTC Fund, ASAF Alliance/Bernstein Growth + Value Fund, ASAF INVESCO Health Sciences Fund, ASAF Sanford Bernstein Core Value Fund, ASAF T.Rowe Price Tax Managed Fund, ASAF DeAM Large-Cap Growth Fund and ASAF DeAM Large-Cap Value Fund (constituting American Skandia Advisor Funds, Inc., hereafter referred to as the "Company") at October 31, 2002, the results of each of their operations for the year (or period) then ended, the changes in each of their net assets for each of the two years (or periods) in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 13, 2002

--------------------------------------------------------------------------------

MANAGEMENT OF THE COMPANY

Information concerning the Directors and Officers of the Company is presented below. The address of each Director and Officer is One Corporate Drive, Shelton, Connecticut 06484.

----------------------------------------------------------------------------------------------------------------
NAME, POSITION WITH COMPANY       LENGTH OF TIME
AND AGE(1)                           SERVED(2)                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
 John Birch                     Since 4/98          Senior Vice President and Chief Operating
 Vice President (51)                                  Officer -- December 1997 to present
                                                    American Skandia Investment Services, Incorporated

                                                    Executive Vice President and Chief Operating
                                                      Officer -- August 1996 to October 1997
                                                    International Fund Administration
                                                    Bermuda
----------------------------------------------------------------------------------------------------------------
 David E. A. Carson             Since 4/92          Director -- January 2000 to present
 Director (67)
                                                    Chairman -- January 1999 to December 1999
                                                    Chairman and Chief Executive Officer -- January 1998 to
                                                      December 1998
                                                    President, Chairman and Chief Executive Officer -- 1983 to
                                                      December 1997
                                                    People's Bank
----------------------------------------------------------------------------------------------------------------
 Richard G. Davy, Jr.           Since 3/95          Vice President -- June 1997 to present
 Treasurer (54)
                                                    Controller -- September 1994 to June 1997
                                                    American Skandia Investment Services, Incorporated
----------------------------------------------------------------------------------------------------------------
 Wade A. Dokken *               Since 6/01          President, Chairman and Chief Executive Officer -- May 2000
 President, (41)                                      to present
 Chief Executive Officer,
 Chairman and Director

                                                    Executive Vice President and Chief Operating Officer --
                                                      December 1999 to May 2000
                                                    Deputy Chief Executive Officer -- December 1997 to December
                                                      1999
                                                    Executive Vice President and Chief Marketing
                                                      Officer -- March 1995 to December 1997
                                                    American Skandia, Incorporated
----------------------------------------------------------------------------------------------------------------
 Julian A. Lerner               Since 11/96         Retired since 1995
 Director (77)                                      Senior Vice President and Portfolio Manager of AIM Charter
                                                      Fund and AIM Summit Fund from 1986 to 1995
----------------------------------------------------------------------------------------------------------------
 Edward P. Macdonald            Since 11/00         Senior Counsel, Counsel and Senior Associate
 Secretary (34)                                       Counsel -- April 1999 to Present
                                                    American Skandia, Incorporated

                                                    Branch Chief, Senior Counsel and Attorney -- October 1994 to
                                                      April 1999
                                                    U.S. Securities and Exchange Commission
----------------------------------------------------------------------------------------------------------------
 Thomas M. O'Brien              Since 4/92          President and Chief Executive Officer -- May 2000 to present
 Director (51)
                                                    Atlantic Bank of New York
                                                    Vice Chairman -- January 1997 to April 2000
                                                    North Fork Bank
----------------------------------------------------------------------------------------------------------------
 John A. Pileski                Since 2/01          Retired since June 2000
 Director (62)

                                                    Tax Partner -- KPMG, LLP -- January 1995 to June 2000
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------------------------------------------------------------------
NAME, POSITION WITH COMPANY       LENGTH OF TIME
AND AGE(1)                           SERVED(2)                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
 F. Don Schwartz                Since 4/92          Management Consultant
 Director (66)                                        April 1985 to present
----------------------------------------------------------------------------------------------------------------

(1) The Directors are responsible for overseeing all 31 Funds in the American Skandia Advisor Funds, Inc., as well as the 41 Portfolios included in the American Skandia Trust, all of which are investment companies managed by the Investment Manager.

(2) The term of office for all of the Directors is indefinite, until his successor is elected.

 * Indicates a Director of the Company who is an "interested person" within the meaning set forth in the Investment Company Act of 1940. Mr. Dokken is deemed "interested" by virtue of his serving as an Officer and Director of the Company's Investment Manager.

The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling 1-800-SKANDIA (752-6343).

Board of Directors

David E. A. Carson
Wade A. Dokken
Julian A. Lerner
Thomas M. O'Brien
John A. Pileski
F. Don Schwartz


Investment Manager
American Skandia Investment Services, Incorporated
Shelton, CT 06484


[STAR GRPAHIC]


Distributor
American Skandia Marketing, Incorporated
Shelton, CT 06484


Transfer Agent
American Skandia Fund Services, Incorporated
Shelton, CT 06484


Sub-Transfer Agent
Boston Financial Data Services, Inc.
Quincy, MA 02171


Administrator
PFPC Inc.
Wilmington, DE 19809


Independent Accountants
PricewaterhouseCoopers LLP
Philadelphia, PA 19103


Custodian
FOR DOMESTIC SECURITIES OF FUNDS INVESTING PRIMARILY IN DOMESTIC SECURITIES:
PFPC Trust Company
Philadelphia, PA 19113


CO-CUSTODIAN FOR FOREIGN SECURITIES OF FUNDS AND PORTFOLIOS INVESTING PRIMARILY IN DOMESTIC SECURITIES AND CUSTODIAN FOR FUNDS INVESTING PRIMARILY IN FOREIGN
SECURITIES:
JP Morgan Chase Bank
Brooklyn, NY  11245


Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, PA 19103

Shares of the American Skandia Advisor Funds are:

- not deposits or obligations of, or guaranteed or endorsed by, any bank institution;

- not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency;

- subject to investment risk, including the possible loss of the principal amount invested.


[WWW.AMERICANSKANDIA.COM LOGO]


The report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.

For more information, including a prospectus, contact American Skandia Marketing, Incorporated.

One Corporate Drive
P.O. Box 883
Shelton, CT 06484
Telephone: 800-752-6342 (800-SKANDIA)
Website: www.americanskandia.com


                                                        LIT CODE: (ASAFANNU1002)


[AMERICAN SKANDIA ADVISOR FUNDS LOGO]                      [POSTAGE METER STAMP]
P.O. Box 8012
Boston, MA 02266-8012